UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21993

Oppenheimer ETF Trust
(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Advisors, LLC

225 Liberty Street, New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments March 31, 2018 Unaudited
Oppenheimer Large Cap Revenue ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—3.1%
Aptiv PLC	15,543	$1,320,689
BorgWarner, Inc.	16,137	810,562
Ford Motor Co.	1,191,502	13,201,842
General Motors Co.	333,963	12,136,215
Goodyear Tire & Rubber Co. (The)	45,705	1,214,839
Harley-Davidson, Inc.[1]	10,842	464,905
Total Automobiles & Components		29,149,052
Banks—4.4%
Bank of America Corp.	265,784	7,970,862
BB&T Corp.	18,646	970,338
Citigroup, Inc.	101,932	6,880,410
Citizens Financial Group, Inc.	12,489	524,288
Comerica, Inc.	2,781	266,781
Fifth Third Bancorp	19,200	609,600
Huntington Bancshares, Inc.	25,196	380,460
JPMorgan Chase & Co.	82,993	9,126,740
KeyCorp	27,605	539,678
M&T Bank Corp.	2,659	490,213
People’s United Financial, Inc.	7,031	131,199
PNC Financial Services Group, Inc. (The)	9,592	1,450,694
Regions Financial Corp.	26,173	486,294
SunTrust Banks, Inc.[1]	11,538	785,046
SVB Financial Group[2]	637	152,886
U.S. Bancorp	37,723	1,905,012
Wells Fargo & Co.	156,970	8,226,798
Zions Bancorporation[1]	4,173	220,042
Total Banks		41,117,341
Capital Goods—8.1%
3M Co.	11,309	2,482,552
A.O. Smith Corp.	3,869	246,030
Acuity Brands, Inc.[1]	1,974	274,761
Allegion PLC	2,376	202,649
AMETEK, Inc.	4,631	351,817
Arconic, Inc.	44,716	1,030,257
Boeing Co. (The)	23,948	7,852,070
Caterpillar, Inc.	24,623	3,628,938
Cummins, Inc.	10,648	1,725,934
Deere & Co.	15,236	2,366,456
Dover Corp.	6,630	651,199
Eaton Corp. PLC	21,352	1,706,238
Emerson Electric Co.	18,573	1,268,536
Fastenal Co.[1]	6,375	348,011
Flowserve Corp.	6,965	301,793
Fluor Corp.	28,699	1,642,157
Fortive Corp.	7,210	558,919
Fortune Brands Home & Security, Inc.[1]	7,212	424,715
General Dynamics Corp.	11,784	2,603,086
General Electric Co.	712,162	9,599,944
Harris Corp.	3,237	522,063
Honeywell International, Inc.	22,631	3,270,406
Huntington Ingalls Industries, Inc.	2,482	639,760
Illinois Tool Works, Inc.	7,095	1,111,503
Ingersoll-Rand PLC	13,446	1,149,767
Jacobs Engineering Group, Inc.	14,211	840,581
Johnson Controls International PLC	70,473	2,483,469
L3 Technologies, Inc.	4,383	911,664
Lockheed Martin Corp.	13,053	4,411,000

	Shares	Value
Masco Corp.	15,582	$630,136
Northrop Grumman Corp.	6,457	2,254,268
PACCAR, Inc.[1]	24,314	1,608,857
Parker-Hannifin Corp.	6,192	1,059,018
Pentair PLC	5,751	391,816
Quanta Services, Inc.[2]	22,686	779,264
Raytheon Co.	10,225	2,206,759
Rockwell Automation, Inc.	2,952	514,238
Rockwell Collins, Inc.	4,765	642,560
Roper Technologies, Inc.	1,362	382,300
Snap-on, Inc.[1]	2,217	327,096
Stanley Black & Decker, Inc.	6,792	1,040,534
Textron, Inc.	20,451	1,205,995
TransDigm Group, Inc.[1]	1,006	308,782
United Rentals, Inc.[2]	3,021	521,817
United Technologies Corp.	39,503	4,970,267
W.W. Grainger, Inc.[1]	3,059	863,464
Xylem, Inc.	5,078	390,600
Total Capital Goods		74,704,046
Commercial & Professional Services—0.5%
Cintas Corp.	2,949	503,040
Equifax, Inc.	2,308	271,906
IHS Markit Ltd.[2]	6,253	301,645
Nielsen Holdings PLC	16,624	528,477
Republic Services, Inc.	12,379	819,861
Robert Half International, Inc.	7,509	434,696
Stericycle, Inc.[1,2]	4,772	279,305
Verisk Analytics, Inc.[1,2]	1,735	180,440
Waste Management, Inc.	14,208	1,195,177
Total Commercial & Professional Services		4,514,547
Consumer Durables & Apparel—1.6%
D.R. Horton, Inc.	28,117	1,232,649
Garmin Ltd.[1]	4,352	256,463
Hanesbrands, Inc.[1]	27,837	512,757
Hasbro, Inc.	4,996	421,163
Leggett & Platt, Inc.[1]	7,222	320,368
Lennar Corp., Class A	18,106	1,067,168
Mattel, Inc.[1]	29,849	392,514
Michael Kors Holdings Ltd.[2]	6,339	393,525
Mohawk Industries, Inc.[2]	3,244	753,322
Newell Brands, Inc.[1]	43,589	1,110,648
NIKE, Inc., Class B	44,606	2,963,623
PulteGroup, Inc.	24,740	729,583
PVH Corp.	5,024	760,784
Ralph Lauren Corp.	4,828	539,770
Tapestry, Inc.	8,355	439,557
Under Armour, Inc., Class A1,2	13,024	212,942
Under Armour, Inc., Class C1,2	14,976	214,906
VF Corp.	13,495	1,000,249
Whirlpool Corp.	11,269	1,725,397
Total Consumer Durables & Apparel		15,047,388
Consumer Services—1.4%
Carnival Corp.	22,176	1,454,302
Chipotle Mexican Grill, Inc.[1,2]	1,185	382,885
Darden Restaurants, Inc.	6,839	583,025
H&R Block, Inc.[1]	9,581	243,453
Hilton Worldwide Holdings, Inc.	9,502	748,378
Marriott International, Inc., Class A	13,753	1,870,133
McDonald’s Corp.	11,911	1,862,642

Schedule of Investments March 31, 2018 Unaudited Continued
Oppenheimer Large Cap Revenue ETF

	Shares	Value
MGM Resorts International[1]	25,368	$888,387
Norwegian Cruise Line Holdings Ltd.[2]	8,148	431,600
Royal Caribbean Cruises Ltd.	5,963	702,084
Starbucks Corp.	32,640	1,889,530
Wyndham Worldwide Corp.	4,135	473,168
Wynn Resorts Ltd.	2,892	527,385
Yum! Brands, Inc.	5,965	507,800
Total Consumer Services		12,564,772
Diversified Financials—4.9%
Affiliated Managers Group, Inc.	1,042	197,542
American Express Co.	31,615	2,949,047
Ameriprise Financial, Inc.	6,343	938,383
Bank of New York Mellon Corp. (The)	25,592	1,318,756
Berkshire Hathaway, Inc., Class B2	98,850	19,718,598
BlackRock, Inc.	1,902	1,030,352
Capital One Financial Corp.	25,499	2,443,314
Cboe Global Markets, Inc.	1,584	180,734
Charles Schwab Corp. (The)	13,629	711,706
CME Group, Inc.	1,915	309,732
Discover Financial Services	12,782	919,409
E*TRADE Financial Corp.[2]	3,630	201,138
Franklin Resources, Inc.	14,401	499,427
Goldman Sachs Group, Inc. (The)	12,930	3,256,550
Intercontinental Exchange, Inc.	6,833	495,529
Invesco Ltd.	13,323	426,469
Leucadia National Corp.	42,872	974,481
Moody’s Corp.	2,129	343,408
Morgan Stanley	64,185	3,463,423
Nasdaq, Inc.	4,000	344,880
Navient Corp.	32,917	431,871
Northern Trust Corp.	4,499	463,982
Raymond James Financial, Inc.	5,887	526,357
S&P Global, Inc.	2,669	509,939
State Street Corp.	8,842	881,813
Synchrony Financial	33,121	1,110,547
T. Rowe Price Group, Inc.[1]	3,576	386,101
Total Diversified Financials		45,033,488
Energy—8.1%
Anadarko Petroleum Corp.	15,881	959,371
Andeavor[1]	29,870	3,003,727
Apache Corp.[1]	13,804	531,178
Baker Hughes a GE Co.	43,313	1,202,802
Cabot Oil & Gas Corp.	5,925	142,082
Chevron Corp.	98,971	11,286,653
Cimarex Energy Co.	1,758	164,373
Concho Resources, Inc.[2]	1,476	221,887
ConocoPhillips	44,717	2,651,271
Devon Energy Corp.	36,571	1,162,592
EOG Resources, Inc.	9,511	1,001,223
EQT Corp.	5,012	238,120
Exxon Mobil Corp.	248,589	18,547,225
Halliburton Co.	38,060	1,786,536
Helmerich & Payne, Inc.[1]	2,625	174,720
Hess Corp.	9,569	484,383
Kinder Morgan, Inc.[1]	70,452	1,061,007
Marathon Oil Corp.	23,802	383,926
Marathon Petroleum Corp.	81,828	5,982,445

	Shares	Value
National Oilwell Varco, Inc.[1]	16,760	$616,936
Newfield Exploration Co.[2]	6,170	150,671
Noble Energy, Inc.	11,702	354,571
Occidental Petroleum Corp.	16,383	1,064,240
ONEOK, Inc.[1]	17,947	1,021,543
Phillips 66	78,635	7,542,669
Pioneer Natural Resources Co.	2,963	508,984
Range Resources Corp.[1]	13,447	195,519
Schlumberger Ltd.	39,024	2,527,975
TechnipFMC PLC	42,853	1,262,021
Valero Energy Corp.	84,912	7,877,286
Williams Cos., Inc. (The)	25,011	621,774
Total Energy		74,729,710
Food & Staples Retailing—10.0%
Costco Wholesale Corp.	60,515	11,402,841
CVS Health Corp.	238,493	14,836,650
Kroger Co. (The)	426,535	10,211,248
Sysco Corp.	80,353	4,817,966
Walgreens Boots Alliance, Inc.	151,062	9,890,029
Walmart, Inc.	470,422	41,853,445
Total Food & Staples Retailing		93,012,179
Food, Beverage & Tobacco—3.6%
Altria Group, Inc.	26,142	1,629,169
Archer-Daniels-Midland Co.	118,535	5,140,863
Brown-Forman Corp., Class B	4,808	261,555
Campbell Soup Co.	15,262	660,997
Coca-Cola Co. (The)	68,416	2,971,307
Conagra Brands, Inc.	18,102	667,602
Constellation Brands, Inc., Class A	2,761	629,287
Dr Pepper Snapple Group, Inc.	4,821	570,710
General Mills, Inc.	26,128	1,177,328
Hershey Co. (The)	6,304	623,844
Hormel Foods Corp.[1]	23,190	795,881
JM Smucker Co. (The)[1]	4,939	612,485
Kellogg Co.[1]	16,490	1,072,015
Kraft Heinz Co. (The)	34,010	2,118,483
McCormick & Co., Inc.	3,800	404,282
Molson Coors Brewing Co., Class B	11,627	875,862
Mondelez International, Inc., Class A	50,809	2,120,259
Monster Beverage Corp.[2]	4,879	279,128
PepsiCo, Inc.	48,219	5,263,104
Philip Morris International, Inc.	23,524	2,338,286
Tyson Foods, Inc., Class A	44,770	3,276,716
Total Food, Beverage & Tobacco		33,489,163
Health Care Equipment & Services—11.6%
Abbott Laboratories	36,737	2,201,281
Aetna, Inc.	29,501	4,985,669
Align Technology, Inc.[2]	462	116,022
AmerisourceBergen Corp.	136,343	11,754,130
Anthem, Inc.	33,476	7,354,677
Baxter International, Inc.	13,182	857,357
Becton Dickinson and Co.	4,649	1,007,438
Boston Scientific Corp.[2]	27,449	749,907
Cardinal Health, Inc.	158,390	9,927,885
Centene Corp.[2]	38,821	4,148,800
Cerner Corp.[2]	7,113	412,554
Cigna Corp.	20,917	3,508,618
Cooper Cos., Inc. (The)	773	176,870

Schedule of Investments March 31, 2018 Unaudited Continued
Oppenheimer Large Cap Revenue ETF

	Shares	Value
Danaher Corp.	15,239	$1,492,051
DaVita, Inc.[2]	17,656	1,164,237
DENTSPLY SIRONA, Inc.	6,007	302,212
Edwards Lifesciences Corp.[2]	2,045	285,318
Envision Healthcare Corp.[1,2]	16,986	652,772
Express Scripts Holding Co.[2]	111,605	7,709,673
HCA Healthcare, Inc.	35,962	3,488,314
Henry Schein, Inc.[1,2]	15,518	1,042,965
Hologic, Inc.[1,2]	6,864	256,439
Humana, Inc.	16,706	4,491,074
IDEXX Laboratories, Inc.[2]	815	155,983
Intuitive Surgical, Inc.[2]	608	251,001
Laboratory Corp. of America Holdings[2]	5,090	823,308
McKesson Corp.	114,286	16,099,469
Medtronic PLC	30,897	2,478,557
Quest Diagnostics, Inc.	6,260	627,878
ResMed, Inc.	1,895	186,601
Stryker Corp.	6,295	1,012,991
UnitedHealth Group, Inc.	74,810	16,009,340
Universal Health Services, Inc., Class B	7,142	845,684
Varian Medical Systems, Inc.[2]	1,856	227,638
Zimmer Biomet Holdings, Inc.	5,675	618,802
Total Health Care Equipment & Services		107,423,515
Household & Personal Products—1.2%
Church & Dwight Co., Inc.	6,399	322,254
Clorox Co. (The)	3,983	530,177
Colgate-Palmolive Co.	18,810	1,348,301
Coty, Inc., Class A1	41,191	753,795
Estee Lauder Cos., Inc., (The), Class A	7,398	1,107,629
Kimberly-Clark Corp.	13,812	1,521,115
Procter & Gamble Co. (The)	70,535	5,592,015
Total Household & Personal Products		11,175,286
Insurance—4.3%
Aflac, Inc.	40,854	1,787,771
Allstate Corp. (The)	32,830	3,112,284
American International Group, Inc.	80,386	4,374,606
Aon PLC	5,798	813,633
Arthur J. Gallagher & Co.	7,345	504,822
Assurant, Inc.	5,948	543,707
Brighthouse Financial, Inc.[2]	11,236	577,531
Chubb Ltd.	19,386	2,651,423
Cincinnati Financial Corp.	6,475	480,834
Everest Re Group Ltd.	2,089	536,497
Hartford Financial Services Group, Inc. (The)	28,991	1,493,616
Lincoln National Corp.	15,700	1,147,042
Loews Corp.	22,315	1,109,725
Marsh & McLennan Cos., Inc.	14,107	1,165,097
MetLife, Inc.	119,915	5,502,899
Principal Financial Group, Inc.	19,330	1,177,390
Progressive Corp. (The)	36,784	2,241,249
Prudential Financial, Inc.	47,854	4,955,282
Torchmark Corp.	4,114	346,275
Travelers Cos., Inc. (The)	17,339	2,407,694
Unum Group	19,034	906,209
Willis Towers Watson PLC	4,242	645,590
XL Group Ltd.	17,159	948,206
Total Insurance		39,429,382

	Shares	Value
Materials—2.9%
Air Products & Chemicals, Inc.	4,259	$677,309
Albemarle Corp.	2,646	245,390
Avery Dennison Corp.	5,021	533,481
Ball Corp.[1]	22,942	911,027
CF Industries Holdings, Inc.[1]	9,131	344,513
DowDuPont, Inc.	77,755	4,953,771
Eastman Chemical Co.	7,480	789,738
Ecolab, Inc.	8,493	1,164,135
FMC Corp.	2,964	226,953
Freeport-McMoRan, Inc.[2]	73,192	1,285,983
International Flavors & Fragrances, Inc.	2,076	284,225
International Paper Co.	35,572	1,900,612
LyondellBasell Industries NV, Class A	27,279	2,882,845
Martin Marietta Materials, Inc.	1,622	336,241
Monsanto Co.	10,538	1,229,679
Mosaic Co. (The)	24,057	584,104
Newmont Mining Corp.	16,653	650,633
Nucor Corp.	25,773	1,574,473
Packaging Corp. of America	4,608	519,322
PPG Industries, Inc.	10,937	1,220,569
Praxair, Inc.	6,280	906,204
Sealed Air Corp.[1]	8,573	366,839
Sherwin-Williams Co. (The)	3,104	1,217,140
Vulcan Materials Co.[1]	2,815	321,389
WestRock Co.	19,541	1,253,946
Total Materials		26,380,521
Media—2.8%
CBS Corp., Class B	22,773	1,170,304
Charter Communications, Inc., Class A2	10,298	3,204,944
Comcast Corp., Class A	199,910	6,830,925
Discovery Communications, Inc., Class A1,2	12,592	269,847
Discovery Communications, Inc., Class C2	13,544	264,379
DISH Network Corp., Class A2	29,920	1,133,669
Interpublic Group of Cos., Inc. (The)	28,327	652,371
News Corp., Class A	21,108	333,506
News Corp., Class B	20,612	331,853
Omnicom Group, Inc.[1]	17,495	1,271,362
Time Warner, Inc.	27,523	2,603,125
Twenty-First Century Fox, Inc., Class A	33,484	1,228,528
Twenty-First Century Fox, Inc., Class B	33,960	1,235,125
Viacom, Inc., Class B	34,839	1,082,099
Walt Disney Co. (The)	45,801	4,600,252
Total Media		26,212,289
Pharmaceuticals, Biotechnology & Life Sciences—3.6%
AbbVie, Inc.	21,027	1,990,206
Agilent Technologies, Inc.	5,421	362,665
Alexion Pharmaceuticals, Inc.[2]	2,370	264,160
Allergan PLC	7,995	1,345,479
Amgen, Inc.	10,257	1,748,613
Biogen, Inc.[2]	3,236	886,081
Bristol-Myers Squibb Co.	26,435	1,672,014
Celgene Corp.[2]	12,120	1,081,225
Eli Lilly & Co.	24,079	1,862,992
Gilead Sciences, Inc.	27,746	2,091,771
Illumina, Inc.[2]	918	217,034
Incyte Corp.[2]	1,446	120,495
IQVIA Holdings, Inc.[2]	7,815	766,730

Schedule of Investments March 31, 2018 Unaudited Continued
Oppenheimer Large Cap Revenue ETF

	Shares	Value
Johnson & Johnson	48,482	$6,212,968
Merck & Co., Inc.	60,836	3,313,737
Mettler-Toledo International, Inc.[2]	376	216,211
Mylan NV2	24,188	995,820
Nektar Therapeutics[1,2]	253	26,884
PerkinElmer, Inc.	2,473	187,256
Perrigo Co. PLC	4,975	414,616
Pfizer, Inc.	121,064	4,296,561
Regeneron Pharmaceuticals, Inc.[2]	1,450	499,322
Thermo Fisher Scientific, Inc.	8,423	1,739,013
Vertex Pharmaceuticals, Inc.[2]	1,201	195,739
Waters Corp.[2]	918	182,361
Zoetis, Inc.	5,316	443,939
Total Pharmaceuticals, Biotechnology & Life Sciences		33,133,892
Real Estate—0.9%
Alexandria Real Estate Equities, Inc.	737	92,044
American Tower Corp.	3,853	559,995
Apartment Investment & Management Co., Class A	2,091	85,208
AvalonBay Communities, Inc.	1,098	180,577
Boston Properties, Inc.	1,736	213,910
CBRE Group, Inc., Class A2	25,393	1,199,057
Crown Castle International Corp.	3,384	370,920
Digital Realty Trust, Inc.	1,954	205,912
Duke Realty Corp.	2,683	71,046
Equinix, Inc.	880	367,963
Equity Residential	3,450	212,589
Essex Property Trust, Inc.	477	114,804
Extra Space Storage, Inc.	1,080	94,349
Federal Realty Investment Trust	614	71,291
GGP, Inc.	9,176	187,741
HCP, Inc.	6,754	156,895
Host Hotels & Resorts, Inc.	23,801	443,651
Iron Mountain, Inc.[1]	10,021	329,290
Kimco Realty Corp.	6,999	100,786
Macerich Co. (The)	1,427	79,941
Mid-America Apartment Communities, Inc.	1,409	128,557
Prologis, Inc.	3,476	218,953
Public Storage[1]	1,142	228,845
Realty Income Corp.	2,025	104,753
Regency Centers Corp.	1,420	83,752
SBA Communications Corp.[2]	868	148,359
Simon Property Group, Inc.	2,973	458,883
SL Green Realty Corp.	1,283	124,233
UDR, Inc.	2,344	83,493
Ventas, Inc.	6,039	299,112
Vornado Realty Trust	2,806	188,844
Welltower, Inc.	6,774	368,709
Weyerhaeuser Co.	17,052	596,820
Total Real Estate		8,171,282
Retailing—6.9%
Advance Auto Parts, Inc.[1]	6,679	791,795
Amazon.com, Inc.[2]	9,590	13,879,991
AutoZone, Inc.[2]	1,439	933,465
Best Buy Co., Inc.[1]	48,939	3,425,241
Booking Holdings, Inc.[2]	495	1,029,793
CarMax, Inc.[1,2]	23,030	1,426,478

	Shares	Value
Dollar General Corp.	20,735	$1,939,759
Dollar Tree, Inc.[2]	19,046	1,807,465
Expedia Group, Inc.[1]	7,531	831,498
Foot Locker, Inc.	14,764	672,352
Gap, Inc. (The)	41,398	1,291,618
Genuine Parts Co.	15,224	1,367,724
Home Depot, Inc. (The)	46,986	8,374,785
Kohl’s Corp.	24,865	1,628,906
L Brands, Inc.[1]	25,697	981,882
LKQ Corp.[2]	20,862	791,713
Lowe’s Cos., Inc.	67,119	5,889,692
Macy’s, Inc.[1]	72,384	2,152,700
Netflix, Inc.[2]	3,111	918,834
Nordstrom, Inc.	25,931	1,255,320
O’Reilly Automotive, Inc.[2]	3,029	749,314
Ross Stores, Inc.	14,991	1,168,998
Target Corp.[1]	83,323	5,785,116
Tiffany & Co.	3,533	345,033
TJX Cos., Inc. (The)	35,778	2,918,054
Tractor Supply Co.	9,551	601,904
TripAdvisor, Inc.[1,2]	3,012	123,161
Ulta Beauty, Inc.[2]	2,111	431,214
Total Retailing		63,513,805
Semiconductors & Semiconductor Equipment—1.7%
Advanced Micro Devices, Inc.[1,2]	39,371	395,678
Analog Devices, Inc.	4,597	418,925
Applied Materials, Inc.	20,725	1,152,517
Broadcom Ltd.	5,864	1,381,852
Intel Corp.	103,936	5,412,987
KLA-Tencor Corp.	2,663	290,294
Lam Research Corp.	3,645	740,518
Microchip Technology, Inc.[1]	3,350	306,056
Micron Technology, Inc.[2]	32,390	1,688,815
NVIDIA Corp.	3,037	703,339
Qorvo, Inc.[1,2]	3,097	218,184
QUALCOMM, Inc.	31,257	1,731,950
Skyworks Solutions, Inc.	2,902	290,954
Texas Instruments, Inc.	11,529	1,197,748
Xilinx, Inc.	2,759	199,310
Total Semiconductors & Semiconductor Equipment		16,129,127
Software & Services—5.3%
Accenture PLC, Class A	19,917	3,057,260
Activision Blizzard, Inc.	8,297	559,716
Adobe Systems, Inc.[2]	2,731	590,114
Akamai Technologies, Inc.[2]	2,875	204,067
Alliance Data Systems Corp.	2,855	607,715
Alphabet, Inc., Class A2	4,147	4,301,020
Alphabet, Inc., Class C2	4,142	4,273,674
ANSYS, Inc.[2]	558	87,433
Autodesk, Inc.[2]	1,232	154,715
Automatic Data Processing, Inc.	9,251	1,049,803
CA, Inc.	9,859	334,220
Cadence Design Systems, Inc.[2]	4,267	156,898
Citrix Systems, Inc.[2]	2,516	233,485
Cognizant Technology Solutions Corp., Class A	14,835	1,194,217
CSRA, Inc.	10,557	435,265

Schedule of Investments March 31, 2018 Unaudited Continued
Oppenheimer Large Cap Revenue ETF

	Shares	Value
DXC Technology Co.	16,339	$1,642,560
eBay, Inc.[2]	19,149	770,556
Electronic Arts, Inc.[2]	3,338	404,699
Facebook, Inc., Class A2	18,612	2,974,011
Fidelity National Information Services, Inc.	7,682	739,777
Fiserv, Inc.[2]	6,504	463,800
Gartner, Inc.[1,2]	2,263	266,174
Global Payments, Inc.	2,854	318,278
International Business Machines Corp.	41,846	6,420,432
Intuit, Inc.	2,508	434,762
Mastercard, Inc., Class A	5,801	1,016,103
Microsoft Corp.	88,167	8,047,002
Oracle Corp.	63,073	2,885,590
Paychex, Inc.[1]	4,148	255,475
PayPal Holdings, Inc.[2]	13,461	1,021,286
Red Hat, Inc.[2]	1,526	228,152
salesforce.com, Inc.[2]	6,675	776,303
Symantec Corp.	14,672	379,271
Synopsys, Inc.[2]	2,623	218,339
Take-Two Interactive Software, Inc.[2]	1,512	147,843
Total System Services, Inc.	4,642	400,419
VeriSign, Inc.[1,2]	784	92,951
Visa, Inc., Class A	12,765	1,526,949
Western Union Co. (The)	23,346	448,944
Total Software & Services		49,119,278
Technology Hardware & Equipment—4.0%
Amphenol Corp., Class A	6,458	556,228
Apple, Inc.	113,672	19,071,888
Cisco Systems, Inc.	89,972	3,858,899
Corning, Inc.	29,059	810,165
F5 Networks, Inc.[2]	1,199	173,387
FLIR Systems, Inc.	3,056	152,831
Hewlett Packard Enterprise Co.	156,789	2,750,079
HP, Inc.	188,195	4,125,234
IPG Photonics Corp.[1,2]	484	112,956
Juniper Networks, Inc.	16,204	394,243
Motorola Solutions, Inc.	4,968	523,130
NetApp, Inc.	7,459	460,146
Seagate Technology PLC[1]	14,985	876,922
TE Connectivity Ltd.	10,978	1,096,702
Western Digital Corp.	15,928	1,469,677
Xerox Corp.	27,970	804,977
Total Technology Hardware & Equipment		37,237,464
Telecommunication Services—2.7%
AT&T, Inc.	367,694	13,108,291
CenturyLink, Inc.	87,343	1,435,046
Verizon Communications, Inc.	219,938	10,517,435
Total Telecommunication Services		25,060,772
Transportation—3.1%
Alaska Air Group, Inc.	10,107	626,230
American Airlines Group, Inc.[1]	64,560	3,354,537
C.H. Robinson Worldwide, Inc.[1]	13,675	1,281,484
CSX Corp.	16,984	946,179
Delta Air Lines, Inc.	61,637	3,378,324
Expeditors International of Washington, Inc.	9,152	579,322
FedEx Corp.	20,959	5,032,465
JB Hunt Transport Services, Inc.	5,064	593,248
Kansas City Southern	2,110	231,783

	Shares	Value
Norfolk Southern Corp.	6,451	$875,917
Southwest Airlines Co.	29,460	1,687,469
Union Pacific Corp.	13,123	1,764,125
United Continental Holdings, Inc.[2]	45,115	3,134,139
United Parcel Service, Inc., Class B	50,305	5,264,921
Total Transportation		28,750,143
Utilities—3.0%
AES Corp.	103,283	1,174,328
Alliant Energy Corp.	7,142	291,822
Ameren Corp.	9,433	534,191
American Electric Power Co., Inc.	19,208	1,317,477
American Water Works Co., Inc.[1]	3,462	284,334
CenterPoint Energy, Inc.[1]	29,352	804,245
CMS Energy Corp.	12,598	570,563
Consolidated Edison, Inc.	13,156	1,025,379
Dominion Energy, Inc.	15,009	1,012,057
DTE Energy Co.[1]	10,294	1,074,694
Duke Energy Corp.	25,737	1,993,845
Edison International	16,025	1,020,151
Entergy Corp.[1]	11,667	919,126
Eversource Energy	11,275	664,323
Exelon Corp.	73,897	2,882,722
FirstEnergy Corp.[1]	34,924	1,187,765
NextEra Energy, Inc.	8,492	1,386,998
NiSource, Inc.[1]	17,630	421,533
NRG Energy, Inc.	30,663	936,141
PG&E Corp.	32,210	1,414,985
Pinnacle West Capital Corp.	3,876	309,305
PPL Corp.	22,442	634,884
Public Service Enterprise Group, Inc.	15,237	765,507
SCANA Corp.	9,290	348,839
Sempra Energy[1]	8,385	932,580
Southern Co. (The)[1]	44,322	1,979,421
WEC Energy Group, Inc.	10,378	650,701
Xcel Energy, Inc.	21,883	995,239
Total Utilities		27,533,155
Total Common Stocks
(Cost $814,223,176)		922,631,597

Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $1,908,136)	1,908,136	1,908,136

Investment of Cash Collateral for Securities Loaned—0.4%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $3,245,681)	3,245,681	3,245,681
Total Investments—100.3%
(Cost $819,376,993)		927,785,414
Liabilities in Excess of Other Assets—(0.3)%		(2,293,822)
Net Assets—100.0%		$925,491,592

Schedule of Investments March 31, 2018 Unaudited Continued

Oppenheimer Large Cap Revenue ETF

PLC	- Public Limited Company

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $47,975,784; total value of the collateral held by the Fund was $49,211,354. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $45,965,673.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of March 31, 2018.

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited

Oppenheimer Mid Cap Revenue ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.8%
Cooper Tire & Rubber Co.[1]	27,136	$795,085
Dana, Inc.	79,262	2,041,789
Delphi Technologies PLC	29,199	1,391,332
Gentex Corp.	22,063	507,890
Thor Industries, Inc.	17,920	2,063,847
Total Automobiles & Components		6,799,943
Banks—2.6%
Associated Banc-Corp.	13,251	329,287
BancorpSouth Bank[1]	6,701	213,092
Bank of Hawaii Corp.	2,280	189,468
Bank of the Ozarks[1]	5,684	274,367
Cathay General Bancorp	4,079	163,078
Chemical Financial Corp.	3,889	212,651
Commerce Bancshares, Inc.[1]	6,048	362,336
Cullen/Frost Bankers, Inc.[1]	3,232	342,818
East West Bancorp, Inc.	6,532	408,511
F.N.B. Corp.	24,724	332,538
First Horizon National Corp.	21,631	407,312
Fulton Financial Corp.	13,182	233,980
Hancock Holding Co.	6,041	312,320
Home BancShares, Inc.	7,269	165,806
International Bancshares Corp.	3,941	153,305
LendingTree, Inc.[1,2]	470	154,231
MB Financial, Inc.	6,886	278,745
New York Community Bancorp, Inc.	37,456	488,052
PacWest Bancorp	6,442	319,072
Pinnacle Financial Partners, Inc.[1]	3,187	204,605
Prosperity Bancshares, Inc.	2,979	216,365
Signature Bank[2]	2,820	400,299
Sterling Bancorp[1]	8,612	194,201
Synovus Financial Corp.	7,859	392,478
TCF Financial Corp.	17,780	405,562
Texas Capital Bancshares, Inc.[1,2]	2,898	260,530
Trustmark Corp.	5,648	175,992
UMB Financial Corp.	3,993	289,053
Umpqua Holdings Corp.	16,340	349,839
United Bankshares, Inc.	5,855	206,389
Valley National Bancorp[1]	20,857	259,878
Washington Federal, Inc.[1]	4,993	172,758
Webster Financial Corp.[1]	5,893	326,472
Wintrust Financial Corp.	3,962	340,930
Total Banks		9,536,320
Capital Goods—10.2%
AECOM[1,2]	148,339	5,285,319
AGCO Corp.	35,761	2,319,101
Carlisle Cos., Inc.	11,325	1,182,443
Crane Co.	8,496	787,919
Curtiss-Wright Corp.	4,779	645,499
Donaldson Co., Inc.	15,724	708,366
Dycom Industries, Inc.[1,2]	7,743	833,379
EMCOR Group, Inc.	27,574	2,148,842
EnerSys	10,092	700,082
Esterline Technologies Corp.[2]	7,817	571,813
GATX Corp.	5,673	388,544
Graco, Inc.	9,144	418,064
Granite Construction, Inc.	14,275	797,401
Hubbell, Inc.	8,470	1,031,477

	Shares	Value
IDEX Corp.	4,473	$637,447
ITT, Inc.	14,465	708,496
KBR, Inc.	72,846	1,179,377
Kennametal, Inc.[1]	14,592	586,015
KLX, Inc.[2]	6,790	482,497
Lennox International, Inc.	5,288	1,080,708
Lincoln Electric Holdings, Inc.	8,119	730,304
MSC Industrial Direct Co., Inc., Class A	8,972	822,822
Nordson Corp.	4,287	584,490
NOW, Inc.[1,2]	73,339	749,525
Orbital ATK, Inc.	10,433	1,383,520
Oshkosh Corp.	26,374	2,037,919
Regal Beloit Corp.	12,991	952,890
Teledyne Technologies, Inc.[2]	3,947	738,760
Terex Corp.	32,461	1,214,366
Timken Co. (The)	19,242	877,435
Toro Co. (The)	11,469	716,239
Trinity Industries, Inc.	32,586	1,063,281
Valmont Industries, Inc.	5,329	779,633
Wabtec Corp.[1]	13,602	1,107,203
Watsco, Inc.[1]	7,037	1,273,486
Woodward, Inc.[1]	8,295	594,420
Total Capital Goods		38,119,082
Commercial & Professional Services—3.3%
Brink’s Co. (The)	13,263	946,315
Clean Harbors, Inc.[2]	16,710	815,615
Copart, Inc.[1,2]	8,609	438,456
Deluxe Corp.	7,659	566,843
Dun & Bradstreet Corp. (The)	3,978	465,426
Healthcare Services Group, Inc.	11,832	514,455
Herman Miller, Inc.	17,500	559,125
HNI Corp.	15,949	575,600
ManpowerGroup, Inc.	49,852	5,737,965
MSA Safety, Inc.	4,124	343,282
Pitney Bowes, Inc.	82,497	898,392
Rollins, Inc.[1]	9,397	479,529
Total Commercial & Professional Services		12,341,003
Consumer Durables & Apparel—3.4%
Brunswick Corp.	22,246	1,321,190
Carter’s, Inc.	8,796	915,663
Deckers Outdoor Corp.[1,2]	5,864	527,936
Helen of Troy Ltd.[1,2]	5,161	449,007
KB Home	44,046	1,253,109
NVR, Inc.[2]	589	1,649,200
Polaris Industries, Inc.	12,735	1,458,412
Skechers U.S.A., Inc., Class A2	29,730	1,156,200
Tempur Sealy International, Inc.[1,2]	16,814	761,506
Toll Brothers, Inc.	37,731	1,631,866
TRI Pointe Group, Inc.[2]	49,022	805,431
Tupperware Brands Corp.	13,269	641,954
Total Consumer Durables & Apparel		12,571,474
Consumer Services—2.8%
Adtalem Global Education, Inc.[2]	9,817	466,798
Boyd Gaming Corp.[1]	20,740	660,777
Brinker International, Inc.[1]	24,050	868,205
Cheesecake Factory, Inc. (The)[1]	13,647	658,058
Churchill Downs, Inc.[1]	1,339	326,783
Cracker Barrel Old Country Store, Inc.[1]	5,302	844,079
Domino’s Pizza, Inc.	3,505	818,628

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Mid Cap Revenue ETF

	Shares	Value
Dunkin’ Brands Group, Inc.[1]	4,162	$248,430
Graham Holdings Co., Class B	1,253	754,619
ILG, Inc.	15,355	477,694
International Speedway Corp., Class A	4,383	193,290
Jack in the Box, Inc.	4,930	420,677
Papa John’s International, Inc.[1]	8,730	500,229
Scientific Games Corp.[1,2]	18,912	786,739
Service Corp. International	23,265	878,021
Six Flags Entertainment Corp.	6,312	392,985
Sotheby’s2	5,361	275,073
Texas Roadhouse, Inc.	10,923	631,131
Wendy’s Co. (The)	20,667	362,706
Total Consumer Services		10,564,922
Diversified Financials—1.5%
Eaton Vance Corp.	7,873	438,290
Evercore, Inc., Class A	7,769	677,457
FactSet Research Systems, Inc.[1]	1,699	338,815
Federated Investors, Inc., Class B1	9,525	318,135
Interactive Brokers Group, Inc., Class A1	7,410	498,248
Janus Henderson Group PLC[1]	14,593	482,882
Legg Mason, Inc.[1]	21,730	883,325
MarketAxess Holdings, Inc.[1]	510	110,894
MSCI, Inc.	2,375	354,991
SEI Investments Co.	5,757	431,257
SLM Corp.[2]	36,446	408,560
Stifel Financial Corp.	13,279	786,515
Total Diversified Financials		5,729,369
Energy—8.7%
Callon Petroleum Co.[1,2]	9,002	119,187
Chesapeake Energy Corp.[1,2]	859,912	2,596,934
CNX Resources Corp.[2]	38,739	597,743
Core Laboratories NV1	1,786	193,281
Diamond Offshore Drilling, Inc.[1,2]	27,779	407,240
Dril-Quip, Inc.[1,2]	2,788	124,902
Energen Corp.[2]	4,976	312,791
Ensco PLC, Class A1	111,845	491,000
Gulfport Energy Corp.[1,2]	31,187	300,955
HollyFrontier Corp.	88,765	4,337,058
Matador Resources Co.[1,2]	5,392	161,275
Murphy Oil Corp.[1]	22,974	593,648
Nabors Industries Ltd.	105,820	739,682
Oceaneering International, Inc.[1]	28,819	534,304
Patterson-UTI Energy, Inc.	35,925	629,047
PBF Energy, Inc., Class A	196,988	6,677,893
QEP Resources, Inc.[1,2]	50,736	496,705
Rowan Cos. PLC, Class A2	29,932	345,415
SM Energy Co.[1]	20,329	366,532
Southwestern Energy Co.[1,2]	207,454	898,276
Superior Energy Services, Inc.[1,2]	54,408	458,659
Transocean Ltd.[1,2]	86,924	860,548
World Fuel Services Corp.	399,238	9,801,293
WPX Energy, Inc.[2]	27,662	408,844
Total Energy		32,453,212
Food & Staples Retailing—1.7%
Casey’s General Stores, Inc.	20,538	2,254,456
Sprouts Farmers Market, Inc.[1,2]	55,043	1,291,859
United Natural Foods, Inc.[1,2]	61,728	2,650,601
Total Food & Staples Retailing		6,196,916

	Shares	Value
Food, Beverage & Tobacco—2.5%
Boston Beer Co., Inc. (The), Class A1,2	1,381	$261,078
Flowers Foods, Inc.	52,759	1,153,312
Hain Celestial Group, Inc. (The)[2]	24,394	782,315
Ingredion, Inc.	12,863	1,658,298
Lamb Weston Holdings, Inc.	16,831	979,901
Lancaster Colony Corp.	2,883	355,013
Post Holdings, Inc.[1,2]	20,343	1,541,186
Sanderson Farms, Inc.[1]	7,798	928,118
Tootsie Roll Industries, Inc.[1]	4,959	146,042
TreeHouse Foods, Inc.[2]	43,980	1,683,115
Total Food, Beverage & Tobacco		9,488,378
Health Care Equipment & Services—7.5%
ABIOMED, Inc.[1,2]	536	155,971
Acadia Healthcare Co., Inc.[1,2]	19,906	779,917
Allscripts Healthcare Solutions, Inc.[2]	39,619	489,295
Cantel Medical Corp.	2,020	225,048
Encompass Health Corp.	19,644	1,123,047
Globus Medical, Inc., Class A2	3,551	176,911
Halyard Health, Inc.[2]	8,408	387,441
Hill-Rom Holdings, Inc.	9,226	802,662
ICU Medical, Inc.[2]	1,489	375,824
LifePoint Health, Inc.[1,2]	35,769	1,681,143
LivaNova PLC[2]	3,942	348,867
Masimo Corp.[2]	2,651	233,155
Medidata Solutions, Inc.[1,2]	2,357	148,043
MEDNAX, Inc.[2]	17,386	967,183
Molina Healthcare, Inc.[1,2]	74,999	6,088,419
NuVasive, Inc.[1,2]	5,704	297,806
Patterson Cos., Inc.	67,325	1,496,635
STERIS PLC	7,838	731,756
Teleflex, Inc.	2,342	597,163
Tenet Healthcare Corp.[1,2]	225,849	5,476,838
WellCare Health Plans, Inc.[2]	25,321	4,902,905
West Pharmaceutical Services, Inc.	5,081	448,601
Total Health Care Equipment & Services		27,934,630
Household & Personal Products—0.5%
Edgewell Personal Care Co.[1,2]	13,272	647,939
Energizer Holdings, Inc.[1]	9,728	579,594
Nu Skin Enterprises, Inc., Class A	8,867	653,587
Total Household & Personal Products		1,881,120
Insurance—5.9%
Alleghany Corp.	2,980	1,831,031
American Financial Group, Inc.	17,220	1,932,428
Aspen Insurance Holdings Ltd.	17,966	805,775
Brown & Brown, Inc.	20,386	518,620
CNO Financial Group, Inc.	53,893	1,167,861
First American Financial Corp.	28,235	1,656,830
Genworth Financial, Inc., Class A2	803,983	2,275,272
Hanover Insurance Group, Inc. (The)	12,672	1,493,902
Kemper Corp.[1]	13,790	786,030
Mercury General Corp.	20,002	917,492
Old Republic International Corp.	85,463	1,833,181
Primerica, Inc.	4,866	470,056
Reinsurance Group of America, Inc.	22,578	3,477,012
RenaissanceRe Holdings Ltd.	4,389	607,920
W.R. Berkley Corp.	31,291	2,274,856
Total Insurance		22,048,266

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Mid Cap Revenue ETF

	Shares	Value
Materials—8.8%
Allegheny Technologies, Inc.[1,2]	37,603	$890,439
AptarGroup, Inc.	7,912	710,735
Ashland Global Holdings, Inc.[1]	15,359	1,071,905
Bemis Co., Inc.	26,200	1,140,224
Cabot Corp.	13,663	761,302
Carpenter Technology Corp.[1]	11,407	503,277
Chemours Co. (The)	35,871	1,747,276
Commercial Metals Co.	58,969	1,206,506
Compass Minerals International, Inc.[1]	6,352	383,026
Domtar Corp.	33,064	1,406,542
Eagle Materials, Inc.	4,020	414,261
Greif, Inc., Class A	19,957	1,042,753
Louisiana-Pacific Corp.	26,626	766,030
Minerals Technologies, Inc.	6,707	449,034
NewMarket Corp.[1]	1,535	616,579
Olin Corp.	58,520	1,778,423
Owens-Illinois, Inc.[1,2]	86,952	1,883,380
PolyOne Corp.	22,265	946,708
Reliance Steel & Aluminum Co.	31,089	2,665,571
Royal Gold, Inc.	1,526	131,038
RPM International, Inc.	30,411	1,449,692
Scotts Miracle-Gro Co., (The)[1]	9,356	802,277
Sensient Technologies Corp.[1]	5,491	387,555
Silgan Holdings, Inc.	42,125	1,173,181
Sonoco Products Co.	30,351	1,472,023
Steel Dynamics, Inc.	58,950	2,606,769
United States Steel Corp.[1]	88,890	3,128,039
Valvoline, Inc.[1]	26,854	594,279
Worthington Industries, Inc.	21,017	902,050
Total Materials		33,030,874
Media—1.8%
AMC Networks, Inc., Class A1,2	16,084	831,543
Cable One, Inc.[1]	393	270,034
Cinemark Holdings, Inc.	22,096	832,356
John Wiley & Sons, Inc., Class A	7,840	499,408
Live Nation Entertainment, Inc.[1,2]	66,805	2,815,163
Meredith Corp.	8,953	481,671
New York Times Co., (The), Class A	20,210	487,061
TEGNA, Inc.	51,114	582,189
Total Media		6,799,425
Pharmaceuticals, Biotechnology & Life Sciences—1.4%
Akorn, Inc.[2]	12,937	242,051
Bio-Rad Laboratories, Inc., Class A2	2,373	593,440
Bio-Techne Corp.	1,168	176,415
Catalent, Inc.[2]	15,957	655,195
Charles River Laboratories International, Inc.[2]	4,830	515,554
Endo International PLC[2]	142,945	849,093
Mallinckrodt PLC[1,2]	57,838	837,494
Prestige Brands Holdings, Inc.[1,2]	8,033	270,873
Syneos Health, Inc.[1,2]	19,106	678,263
United Therapeutics Corp.[2]	4,484	503,822
Total Pharmaceuticals, Biotechnology & Life Sciences		5,322,200
Real Estate—2.8%
Alexander & Baldwin, Inc.[1]	5,017	116,043
American Campus Communities, Inc.	6,096	235,427
Camden Property Trust	3,138	264,157
CoreCivic, Inc.	23,732	463,249

	Shares	Value
CoreSite Realty Corp.	1,306	$130,940
Corporate Office Properties Trust	6,736	173,991
Cousins Properties, Inc.	15,338	133,134
CyrusOne, Inc.	3,671	187,992
DCT Industrial Trust, Inc.	2,124	119,666
Douglas Emmett, Inc.	5,964	219,237
Education Realty Trust, Inc.[1]	2,905	95,139
EPR Properties	2,918	161,657
First Industrial Realty Trust, Inc.	3,771	110,226
GEO Group, Inc. (The)	29,924	612,544
Healthcare Realty Trust, Inc.	4,412	122,256
Highwoods Properties, Inc.	4,601	201,616
Hospitality Properties Trust	24,643	624,454
JBG SMITH Properties	4,436	149,538
Jones Lang LaSalle, Inc.	13,244	2,312,932
Kilroy Realty Corp.	2,850	202,236
Lamar Advertising Co., Class A	6,811	433,588
LaSalle Hotel Properties	12,156	352,646
Liberty Property Trust	5,350	212,555
Life Storage, Inc.	1,844	154,011
Mack-Cali Realty Corp.	10,375	173,366
Medical Properties Trust, Inc.	15,794	205,322
National Retail Properties, Inc.[1]	4,353	170,899
Omega Healthcare Investors, Inc.[1]	9,389	253,879
PotlatchDeltic, Corp.	3,669	190,971
Quality Care Properties, Inc.[2]	5,173	100,511
Rayonier, Inc.	6,660	234,299
Sabra Health Care REIT, Inc.	6,499	114,707
Senior Housing Properties Trust	18,965	296,992
Tanger Factory Outlet Centers, Inc.[1]	6,503	143,066
Taubman Centers, Inc.	3,129	178,071
Uniti Group, Inc.	15,480	251,550
Urban Edge Properties[1]	5,405	115,397
Washington Prime Group, Inc.[1]	36,133	241,007
Weingarten Realty Investors	5,927	166,430
Total Real Estate		10,625,701
Retailing—8.8%
Aaron’s, Inc.	20,229	942,672
American Eagle Outfitters, Inc.	54,223	1,080,664
AutoNation, Inc.[2]	123,421	5,773,634
Bed Bath & Beyond, Inc.	158,580	3,328,594
Big Lots, Inc.[1]	32,064	1,395,746
Dick’s Sporting Goods, Inc.[1]	69,882	2,449,364
Dillard’s, Inc., Class A	22,533	1,810,301
GameStop Corp., Class A1	164,941	2,081,556
Michaels Cos., Inc. (The)[2]	68,569	1,351,495
Murphy USA, Inc.[2]	49,159	3,578,775
Office Depot, Inc.	1,257,867	2,704,414
Pool Corp.	5,624	822,341
Sally Beauty Holdings, Inc.[1,2]	66,257	1,089,928
Signet Jewelers Ltd.[1]	46,525	1,792,143
Urban Outfitters, Inc.[2]	28,598	1,056,982
Williams-Sonoma, Inc.[1]	27,299	1,440,295
Total Retailing		32,698,904
Semiconductors & Semiconductor Equipment—1.4%
Cirrus Logic, Inc.[2]	10,041	407,966
Cree, Inc.[1,2]	9,670	389,798

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Mid Cap Revenue ETF

	Shares	Value
Cypress Semiconductor Corp.	36,152	$613,138
First Solar, Inc.[2]	12,161	863,188
Integrated Device Technology, Inc.[1,2]	7,005	214,073
Microsemi Corp.[2]	8,050	520,996
MKS Instruments, Inc.[1]	4,480	518,112
Monolithic Power Systems, Inc.	1,091	126,305
Silicon Laboratories, Inc.[2]	2,287	205,601
Synaptics, Inc.[1,2]	10,381	474,723
Teradyne, Inc.	12,537	573,066
Versum Materials, Inc.	8,669	326,214
Total Semiconductors & Semiconductor Equipment		5,233,180
Software & Services—3.8%
ACI Worldwide, Inc.[2]	11,392	270,218
Acxiom Corp.[2]	8,017	182,066
Blackbaud, Inc.	2,102	214,005
Broadridge Financial Solutions, Inc.	11,746	1,288,419
Cars.com, Inc.[1,2]	6,081	172,275
CDK Global, Inc.	9,343	591,786
CommVault Systems, Inc.[2]	3,391	193,965
Convergys Corp.	33,889	766,569
CoreLogic, Inc.[2]	11,502	520,236
DST Systems, Inc.	7,682	642,599
Fair Isaac Corp.[1,2]	1,605	271,839
Fortinet, Inc.[2]	7,997	428,479
j2 Global, Inc.[1]	3,888	306,841
Jack Henry & Associates, Inc.[1]	3,395	410,625
Leidos Holdings, Inc.	43,612	2,852,225
LogMeIn, Inc.[1]	2,261	261,259
Manhattan Associates, Inc.[1,2]	3,880	162,494
MAXIMUS, Inc.	10,461	698,167
PTC, Inc.[2]	4,262	332,479
Sabre Corp.	46,929	1,006,627
Science Applications International Corp.	16,213	1,277,584
Teradata Corp.[1,2]	14,825	588,108
Tyler Technologies, Inc.[1,2]	1,164	245,557
Ultimate Software Group, Inc. (The)[1,2]	1,093	266,364
WEX, Inc.[2]	2,266	354,901
Total Software & Services		14,305,687
Technology Hardware & Equipment—11.8%
3D Systems Corp.[1,2]	14,787	171,381
ARRIS International PLC[2]	70,657	1,877,356
Arrow Electronics, Inc.[2]	95,022	7,318,594
Avnet, Inc.	118,292	4,939,874
Belden, Inc.[1]	8,941	616,393
Ciena Corp.[2]	29,754	770,629
Cognex Corp.	3,907	203,125
Coherent, Inc.[1,2]	2,417	452,946
Diebold Nixdorf, Inc.[1]	79,255	1,220,527
InterDigital, Inc.	2,060	151,616
Jabil, Inc.	180,601	5,188,667
Keysight Technologies, Inc.[2]	17,462	914,834
Knowles Corp.[2]	15,433	194,301
Littelfuse, Inc.[1]	1,581	329,133
National Instruments Corp.	7,077	357,884
NCR Corp.[1,2]	54,390	1,714,373
NetScout Systems, Inc.[2]	11,254	296,543
Plantronics, Inc.	4,197	253,373

	Shares	Value
SYNNEX Corp.	39,171	$4,637,846
Tech Data Corp.[1,2]	108,820	9,263,847
Trimble, Inc.[2]	19,998	717,528
VeriFone Systems, Inc.[1,2]	30,328	466,445
ViaSat, Inc.[1,2]	6,232	409,567
Vishay Intertechnology, Inc.	38,274	711,896
Zebra Technologies Corp., Class A2	7,517	1,046,291
Total Technology Hardware & Equipment		44,224,969
Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	51,093	1,432,137
Transportation—2.9%
Avis Budget Group, Inc.[1,2]	52,462	2,457,320
Genesee & Wyoming, Inc., Class A1,2	8,660	613,041
JetBlue Airways Corp.[2]	89,704	1,822,785
Kirby Corp.[1,2]	8,362	643,456
Knight-Swift Transportation Holdings, Inc.	14,080	647,821
Landstar System, Inc.	9,613	1,054,066
Old Dominion Freight Line, Inc.	6,595	969,267
Ryder System, Inc.	28,317	2,061,194
Werner Enterprises, Inc.	15,638	570,787
Total Transportation		10,839,737
Utilities—3.5%
ALLETE, Inc.	5,769	416,810
Aqua America, Inc.[1]	6,896	234,878
Atmos Energy Corp.	10,001	842,484
Black Hills Corp.[1]	9,114	494,890
Great Plains Energy, Inc.	25,815	820,659
Hawaiian Electric Industries, Inc.[1]	21,630	743,639
IDACORP, Inc.	4,523	399,245
MDU Resources Group, Inc.	47,021	1,324,111
National Fuel Gas Co.	8,542	439,486
New Jersey Resources Corp.	17,487	701,229
NorthWestern Corp.	7,267	390,965
OGE Energy Corp.	20,411	668,869
ONE Gas, Inc.	6,735	444,645
PNM Resources, Inc.	11,241	429,968
Southwest Gas Holdings, Inc.[1]	10,455	707,072
UGI Corp.	43,281	1,922,542
Vectren Corp.	11,935	762,885
Westar Energy, Inc.	14,534	764,343
WGL Holdings, Inc.	8,029	671,626
Total Utilities		13,180,346
Total Common Stocks
(Cost $328,184,569)		373,357,795

Money Market Fund—0.4%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $1,400,527)	1,400,527	1,400,527

Investment of Cash Collateral For Securities Loaned—3.8%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $14,137,486)	14,137,486	14,137,486
Total Investments—104.0%
(Cost $343,722,582)		388,895,808
Liabilities in Excess of Other Assets—(4.0)%		(14,847,952)
Net Assets—100.0%		$374,047,856

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Mid Cap Revenue ETF

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $72,843,758; total value of the collateral held by the Fund was $74,801,267. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $60,663,781.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of March 31, 2018.

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited

Oppenheimer Small Cap Revenue ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—2.3%
American Axle & Manufacturing Holdings, Inc.[1]	258,185	$3,929,576
Cooper-Standard Holdings, Inc.[1]	18,294	2,246,686
Dorman Products, Inc.[1,2]	7,827	518,226
Fox Factory Holding Corp.[1,2]	7,664	267,474
Gentherm, Inc.[1,2]	17,828	605,261
LCI Industries[2]	11,917	1,241,155
Motorcar Parts of America, Inc.[1,2]	11,035	236,480
Standard Motor Products, Inc.[2]	14,135	672,402
Superior Industries International, Inc.	34,061	453,011
Winnebago Industries, Inc.	23,242	873,899
Total Automobiles & Components		11,044,170
Banks—2.2%
Ameris Bancorp	4,322	228,634
Banc of California, Inc.	13,961	269,447
Banner Corp.	5,312	294,763
BofI Holding, Inc.[1,2]	7,101	287,804
Boston Private Financial Holdings, Inc.	16,234	244,322
Brookline Bancorp, Inc.	10,523	170,473
Central Pacific Financial Corp.	4,553	129,578
City Holding Co.[2]	1,743	119,500
Columbia Banking System, Inc.	6,723	282,030
Community Bank System, Inc.[2]	5,759	308,452
Customers Bancorp, Inc.[1,2]	8,339	243,082
CVB Financial Corp.	8,338	188,772
Dime Community Bancshares, Inc.	7,099	130,622
Fidelity Southern Corp.	7,460	172,102
First BanCorp[1]	62,572	376,683
First Commonwealth Financial Corp.	13,664	193,072
First Financial Bancorp	8,612	252,762
First Financial Bankshares, Inc.[2]	4,208	194,830
First Midwest Bancorp, Inc.[2]	15,700	386,063
Glacier Bancorp, Inc.[2]	7,359	282,438
Great Western Bancorp, Inc.[2]	7,186	289,380
Green Bancorp, Inc.[1]	5,112	113,742
Hanmi Financial Corp.[2]	4,645	142,834
HomeStreet, Inc.[1]	11,033	316,095
Hope Bancorp, Inc.	20,236	368,093
Independent Bank Corp.	2,897	207,280
LegacyTexas Financial Group, Inc.	5,510	235,938
Meta Financial Group, Inc.[2]	1,576	172,099
National Bank Holdings Corp., Class A	3,796	126,217
NBT Bancorp, Inc.[2]	7,047	250,028
NMI Holdings, Inc., Class A1	7,037	116,462
Northfield Bancorp, Inc.[2]	5,308	82,858
Northwest Bancshares, Inc.	16,124	267,013
OFG Bancorp	21,397	223,599
Old National Bancorp	23,342	394,480
Opus Bank	6,289	176,092
Oritani Financial Corp.	6,329	97,150
Pacific Premier Bancorp, Inc.[1]	4,176	167,875
Provident Financial Services, Inc.	8,752	223,964
S&T Bancorp, Inc.[2]	4,529	180,888
Seacoast Banking Corp. of Florida[1,2]	5,474	144,897
ServisFirst Bancshares, Inc.	3,896	159,035
Simmons First National Corp., Class A2	10,628	302,367
Southside Bancshares, Inc.	3,843	133,506
Tompkins Financial Corp.	2,280	172,733

	Shares	Value
TrustCo Bank Corp. NY2	12,745	$107,695
United Community Banks, Inc.	8,804	278,647
Walker & Dunlop, Inc.[2]	7,710	458,128
Westamerica Bancorporation[2]	1,885	109,481
Total Banks		10,774,005
Capital Goods—10.9%
AAON, Inc.[2]	6,346	247,494
AAR Corp.[2]	25,830	1,139,361
Actuant Corp., Class A2	28,969	673,529
Aegion Corp.[1,2]	36,195	829,227
Aerojet Rocketdyne Holdings, Inc.[1]	42,164	1,179,327
Aerovironment, Inc.[1,2]	3,864	175,851
Alamo Group, Inc.	4,789	526,311
Albany International Corp., Class A	7,905	495,644
American Woodmark Corp.[1,2]	6,161	606,550
Apogee Enterprises, Inc.[2]	17,413	754,854
Applied Industrial Technologies, Inc.	22,488	1,639,375
Astec Industries, Inc.[2]	12,249	675,900
Axon Enterprise, Inc.[1,2]	5,544	217,935
AZZ, Inc.	11,285	493,155
Barnes Group, Inc.[2]	14,191	849,899
Briggs & Stratton Corp.[2]	50,284	1,076,580
Chart Industries, Inc.[1,2]	10,113	596,970
CIRCOR International, Inc.[2]	9,010	384,367
Comfort Systems USA, Inc.	25,548	1,053,855
Cubic Corp.[2]	14,053	893,771
DXP Enterprises, Inc.[1]	18,247	710,721
Encore Wire Corp.	12,333	699,281
Engility Holdings, Inc.[1,2]	47,108	1,149,435
EnPro Industries, Inc.	10,274	795,002
ESCO Technologies, Inc.	7,086	414,885
Federal Signal Corp.	24,150	531,783
Franklin Electric Co., Inc.[2]	16,093	655,790
General Cable Corp.[2]	79,107	2,341,567
Gibraltar Industries, Inc.[1]	17,046	577,007
Greenbrier Cos., Inc. (The)[2]	25,906	1,301,777
Griffon Corp.	57,687	1,052,788
Harsco Corp.[1]	47,508	981,040
Hillenbrand, Inc.	21,552	989,237
Insteel Industries, Inc.[2]	8,113	224,162
John Bean Technologies Corp.[2]	8,219	932,035
Kaman Corp.[2]	17,744	1,102,257
Lindsay Corp.[2]	3,517	321,595
Lydall, Inc.[1]	8,800	424,600
Mercury Systems, Inc.[1,2]	5,657	273,346
Moog, Inc., Class A1	18,034	1,486,182
Mueller Industries, Inc.	49,115	1,284,848
MYR Group, Inc.[1]	24,410	752,316
National Presto Industries, Inc.[2]	2,096	196,500
Orion Group Holdings, Inc.[1]	45,591	300,445
Patrick Industries, Inc.[1,2]	14,948	924,534
PGT Innovations, Inc.[1]	16,601	309,609
Powell Industries, Inc.	8,047	215,981
Proto Labs, Inc.[1,2]	1,707	200,658
Quanex Building Products Corp.	29,153	507,262
Raven Industries, Inc.	6,386	223,829
Simpson Manufacturing Co., Inc.	10,307	593,580
SPX Corp.[1]	27,776	902,164

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Small Cap Revenue ETF

	Shares	Value
SPX FLOW, Inc.[1]	22,503	$1,106,923
Standex International Corp.	4,886	465,880
Tennant Co.[2]	8,757	592,849
Titan International, Inc.	65,891	830,886
Trex Co., Inc.[1,2]	3,229	351,218
Triumph Group, Inc.	70,651	1,780,405
Universal Forest Products, Inc.	71,778	2,329,196
Veritiv Corp.[1,2]	133,030	5,214,776
Vicor Corp.[1,2]	5,569	158,995
Wabash National Corp.	49,407	1,028,160
Watts Water Technologies, Inc., Class A	10,927	849,028
Total Capital Goods		52,594,487
Commercial & Professional Services—6.7%
ABM Industries, Inc.	95,459	3,195,967
Brady Corp., Class A	17,841	662,793
Essendant, Inc.	376,137	2,933,869
Exponent, Inc.	2,641	207,715
Forrester Research, Inc.	4,770	197,717
FTI Consulting, Inc.[1]	22,940	1,110,525
Heidrick & Struggles International, Inc.	12,343	385,719
Insperity, Inc.	28,381	1,973,899
Interface, Inc.	24,259	611,327
Kelly Services, Inc., Class A	107,610	3,124,994
Korn/Ferry International	20,216	1,042,943
LSC Communications, Inc.	123,729	2,159,071
Matthews International Corp., Class A	17,779	899,617
Mobile Mini, Inc.[2]	7,284	316,854
Multi-Color Corp.[2]	9,683	639,562
Navigant Consulting, Inc.[1]	31,000	596,440
On Assignment, Inc.[1,2]	18,882	1,546,058
Resources Connection, Inc.[2]	21,646	350,665
RR Donnelley & Sons Co.	478,260	4,175,210
Team, Inc.[1,2]	47,858	658,048
Tetra Tech, Inc.	33,981	1,663,370
TrueBlue, Inc.[1]	55,156	1,428,540
UniFirst Corp.	6,279	1,015,000
US Ecology, Inc.[2]	5,596	298,267
Viad Corp.[2]	14,537	762,466
WageWorks, Inc.[1]	6,099	275,675
Total Commercial & Professional Services		32,232,311
Consumer Durables & Apparel—4.7%
Callaway Golf Co.[2]	40,003	654,449
Cavco Industries, Inc.[1]	2,840	493,450
Crocs, Inc.[1,2]	42,145	684,856
Ethan Allen Interiors, Inc.	18,759	430,519
Fossil Group, Inc.[1,2]	143,219	1,818,881
G-III Apparel Group Ltd.[1]	44,459	1,675,215
Installed Building Products, Inc.[1,2]	11,307	678,985
iRobot Corp.[1,2]	7,714	495,162
La-Z-Boy, Inc.	30,723	920,154
LGI Homes, Inc.[1,2]	11,814	833,714
M.D.C. Holdings, Inc.	53,978	1,507,066
M/I Homes, Inc.[1]	38,479	1,225,556
Meritage Homes Corp.[1]	44,000	1,991,000
Movado Group, Inc.	10,526	404,198
Nautilus, Inc.[1,2]	18,220	245,059
Oxford Industries, Inc.	8,017	597,748
Perry Ellis International, Inc.[1,2]	19,286	497,579

	Shares	Value
Steven Madden Ltd.	20,380	$894,682
Sturm Ruger & Co., Inc.[2]	6,338	332,745
TopBuild Corp.[1]	14,267	1,091,711
Unifi, Inc.[1]	10,892	394,835
Universal Electronics, Inc.[1]	7,839	408,020
Vera Bradley, Inc.[1]	27,436	291,096
Vista Outdoor, Inc.[1,2]	86,891	1,418,061
William Lyon Homes, Class A1	41,075	1,129,152
Wolverine World Wide, Inc.	48,925	1,413,932
Total Consumer Durables & Apparel		22,527,825
Consumer Services—2.2%
American Public Education, Inc.[1]	4,296	184,728
Belmond Ltd., Class A1,2	27,615	307,907
Biglari Holdings, Inc.[1,2]	1,199	489,684
BJ’s Restaurants, Inc.[2]	14,457	649,119
Capella Education Co.	3,030	264,671
Career Education Corp.[1]	26,540	348,736
Chuy’s Holdings, Inc.[1,2]	8,352	218,822
Dave & Buster’s Entertainment, Inc.[1,2]	15,374	641,711
Dine Brands Global, Inc.	5,628	369,084
El Pollo Loco Holdings, Inc.[1,2]	24,308	230,926
Fiesta Restaurant Group, Inc.[1,2]	21,968	406,408
Marcus Corp. (The)	12,625	383,169
Marriott Vacations Worldwide Corp.	8,436	1,123,675
Monarch Casino & Resort, Inc.[1]	3,232	136,681
Penn National Gaming, Inc.[1]	72,299	1,898,572
Red Robin Gourmet Burgers, Inc.[1,2]	12,774	740,892
Regis Corp.[1]	55,688	842,559
Ruth’s Hospitality Group, Inc.	10,410	254,525
Shake Shack, Inc., Class A1,2	5,356	222,970
Sonic Corp.[2]	11,215	282,955
Strayer Education, Inc.	2,729	275,765
Wingstop, Inc.	1,328	62,721
Total Consumer Services		10,336,280
Diversified Financials—5.4%
Apollo Commercial Real Estate Finance, Inc.	9,552	171,745
ARMOUR Residential REIT, Inc.	7,321	170,433
Capstead Mortgage Corp.	16,179	139,948
Donnelley Financial Solutions, Inc.[1]	34,802	597,550
Encore Capital Group, Inc.[1,2]	16,292	736,398
Enova International, Inc.[1]	22,659	499,631
EZCORP, Inc., Class A1,2	35,113	463,492
Financial Engines, Inc.	8,370	292,950
FirstCash, Inc.	13,298	1,080,462
Green Dot Corp., Class A1	8,064	517,386
Greenhill & Co., Inc.[2]	7,322	135,457
INTL. FCStone, Inc.[1]	408,384	17,429,829
Invesco Mortgage Capital, Inc.	18,082	296,183
Investment Technology Group, Inc.	14,482	285,875
New York Mortgage Trust, Inc.	42,474	251,871
PennyMac Mortgage Investment Trust[2]	19,755	356,183
Piper Jaffray Cos.	6,353	527,617
PRA Group, Inc.[1,2]	12,956	492,328
Virtus Investment Partners, Inc.[2]	2,050	253,790
Waddell & Reed Financial, Inc., Class A	35,331	714,040
WisdomTree Investments, Inc.	14,564	133,552
World Acceptance Corp.[1,2]	3,000	315,900
Total Diversified Financials		25,862,620

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Small Cap Revenue ETF

	Shares	Value
Energy—3.3%
Archrock, Inc.	52,039	$455,341
Bristow Group, Inc.[2]	65,844	855,972
CARBO Ceramics, Inc.[1,2]	15,147	109,816
Carrizo Oil & Gas, Inc.[1,2]	29,220	467,520
Cloud Peak Energy, Inc.[1]	153,976	448,070
CONSOL Energy, Inc.[1,2]	27,482	796,154
Denbury Resources, Inc.[1,2]	275,495	754,856
Era Group, Inc.[1]	14,389	134,537
Exterran Corp.[1]	26,961	719,859
Geospace Technologies Corp.[1]	4,705	46,438
Green Plains, Inc.[2]	117,672	1,976,890
Gulf Island Fabrication, Inc.	13,172	93,521
Helix Energy Solutions Group, Inc.[1]	57,976	335,681
HighPoint Resources Corp.[1,2]	32,118	163,159
Matrix Service Co.[1]	43,431	595,005
McDermott International, Inc.[1,2]	250,007	1,522,543
Newpark Resources, Inc.[1,2]	51,735	419,053
Noble Corp. PLC[1,2]	184,372	684,020
Oil States International, Inc.[1]	16,294	426,903
Par Pacific Holdings, Inc.[1]	82,281	1,412,765
PDC Energy, Inc.[1]	9,215	451,811
Pioneer Energy Services Corp.[1]	86,782	234,311
REX American Resources Corp.[1,2]	3,215	234,052
Ring Energy, Inc.[1,2]	2,268	32,546
SEACOR Holdings, Inc.[1,2]	8,065	412,122
SRC Energy, Inc.[1]	23,925	225,613
TETRA Technologies, Inc.[1]	127,168	476,880
U.S. Silica Holdings, Inc.[2]	28,943	738,625
Unit Corp.[1,2]	23,213	458,689
Total Energy		15,682,752
Food & Staples Retailing—3.2%
Andersons, Inc. (The)	63,671	2,107,510
SpartanNash Co.	273,920	4,714,163
SUPERVALU, Inc.[1,2]	574,598	8,751,128
Total Food & Staples Retailing		15,572,801
Food, Beverage & Tobacco—3.3%
B&G Foods, Inc.	36,805	872,279
Calavo Growers, Inc.[2]	7,217	665,407
Cal-Maine Foods, Inc.[1,2]	16,325	713,403
Coca-Cola Bottling Co. Consolidated[2]	14,511	2,505,614
Darling Ingredients, Inc.[1,2]	124,807	2,159,161
Dean Foods Co.	539,304	4,648,800
J&J Snack Foods Corp.	5,034	687,443
John B. Sanfilippo & Son, Inc.[2]	8,829	510,934
MGP Ingredients, Inc.	11,488	1,029,210
Seneca Foods Corp., Class A1,2	28,358	785,517
Universal Corp.	26,488	1,284,668
Total Food, Beverage & Tobacco		15,862,436
Health Care Equipment & Services—9.1%
Abaxis, Inc.[2]	1,919	135,520
Aceto Corp.[2]	59,954	455,650
Amedisys, Inc.[1]	14,970	903,290
AMN Healthcare Services, Inc.[1,2]	20,377	1,156,395
Analogic Corp.	3,092	296,523
AngioDynamics, Inc.[1]	12,582	217,039
Anika Therapeutics, Inc.[1]	1,350	67,122
BioTelemetry, Inc.[1,2]	5,249	162,981
Chemed Corp.[2]	3,626	989,390
Community Health Systems, Inc.[1,2]	2,166,304	8,578,564

	Shares	Value
Computer Programs & Systems, Inc.	5,738	$167,550
CONMED Corp.	7,574	479,661
CorVel Corp.[1]	6,335	320,234
Cross Country Healthcare, Inc.[1,2]	44,176	490,795
CryoLife, Inc.[1,2]	5,415	108,571
Cutera, Inc.[1]	1,699	85,375
Diplomat Pharmacy, Inc.[1]	120,715	2,432,407
Ensign Group, Inc. (The)	40,368	1,061,678
Haemonetics Corp.[1,2]	7,476	546,944
HealthEquity, Inc.[1,2]	2,226	134,762
HealthStream, Inc.	6,073	150,793
Heska Corp.[1,2]	1,031	81,521
HMS Holdings Corp.[1]	18,278	307,802
Inogen, Inc.[1]	1,183	145,320
Integer Holdings Corp.[1]	15,420	872,001
Integra LifeSciences Holdings Corp.[1,2]	12,679	701,656
Invacare Corp.	33,613	584,866
Kindred Healthcare, Inc.[1]	405,509	3,710,407
Lantheus Holdings, Inc.[1]	12,525	199,147
LeMaitre Vascular, Inc.	1,682	60,939
LHC Group, Inc.[1]	10,323	635,484
Magellan Health, Inc.[1]	33,025	3,536,977
Meridian Bioscience, Inc.	8,363	118,755
Merit Medical Systems, Inc.[1]	9,903	449,101
Natus Medical, Inc.[1,2]	9,198	309,513
Neogen Corp.[1,2]	3,659	245,116
Omnicell, Inc.[1,2]	9,899	429,617
OraSure Technologies, Inc.[1,2]	5,664	95,665
Orthofix International NV1	4,363	256,457
Owens & Minor, Inc.[2]	349,745	5,438,535
Providence Service Corp. (The)[1]	14,075	973,145
Quality Systems, Inc.[1,2]	23,878	325,935
Quorum Health Corp.[1]	190,214	1,555,951
Select Medical Holdings Corp.[1]	146,279	2,523,313
Surmodics, Inc.[1]	1,190	45,280
Tabula Rasa HealthCare, Inc.[1]	11,592	449,770
Tactile Systems Technology, Inc.[1,2]	2,090	66,462
Tivity Health, Inc.[1,2]	8,410	333,457
US Physical Therapy, Inc.	3,054	248,290
Varex Imaging Corp.[1,2]	11,657	417,087
Total Health Care Equipment & Services		44,058,813
Household & Personal Products—1.1%
Avon Products, Inc.[1]	1,202,620	3,415,441
Central Garden & Pet Co.[1,2]	15,041	646,763
Central Garden & Pet Co., Class A1,2	16,083	637,048
Inter Parfums, Inc.	7,182	338,631
Medifast, Inc.	2,054	191,946
WD-40 Co.[2]	1,781	234,558
Total Household & Personal Products		5,464,387
Insurance—2.7%
American Equity Investment Life Holding Co.	42,622	1,251,382
AMERISAFE, Inc.	4,077	225,254
eHealth, Inc.[1]	6,853	98,066
Employers Holdings, Inc.	12,072	488,312
HCI Group, Inc.	3,766	143,711
Horace Mann Educators Corp.	16,283	696,098
Infinity Property & Casualty Corp.	7,870	931,808
James River Group Holdings Ltd.	13,799	489,451

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Small Cap Revenue ETF

	Shares	Value
Maiden Holdings Ltd.[2]	268,962	$1,748,253
Navigators Group, Inc. (The)	13,907	801,739
ProAssurance Corp.	10,656	517,349
RLI Corp.	7,693	487,659
Safety Insurance Group, Inc.[2]	6,579	505,596
Selective Insurance Group, Inc.	24,721	1,500,565
Stewart Information Services Corp.	29,424	1,292,891
Third Point Reinsurance Ltd.[1]	28,796	401,704
United Fire Group, Inc.	13,976	668,891
United Insurance Holdings Corp.	20,068	384,102
Universal Insurance Holdings, Inc.	14,166	451,895
Total Insurance		13,084,726
Materials—5.9%
A. Schulman, Inc.	35,529	1,527,747
AdvanSix, Inc.[1]	24,432	849,745
AK Steel Holding Corp.[1,2]	725,740	3,287,602
American Vanguard Corp.	8,660	174,932
Balchem Corp.	4,438	362,807
Boise Cascade Co.	65,233	2,517,994
Century Aluminum Co.[1,2]	46,711	772,600
Clearwater Paper Corp.[1,2]	27,956	1,093,080
Flotek Industries, Inc.[1,2]	31,673	193,205
FutureFuel Corp.	12,162	145,822
H.B. Fuller Co.[2]	27,327	1,358,972
Hawkins, Inc.	9,076	319,021
Haynes International, Inc.[2]	5,492	203,808
Ingevity Corp.[1]	7,713	568,371
Innophos Holdings, Inc.	10,581	425,462
Innospec, Inc.	11,334	777,512
Kaiser Aluminum Corp.	8,088	816,079
KapStone Paper and Packaging Corp.	58,321	2,000,994
Koppers Holdings, Inc.[1]	20,603	846,783
Kraton Corp.[1]	25,571	1,219,992
LSB Industries, Inc.[1,2]	36,815	225,676
Materion Corp.	12,872	657,116
Myers Industries, Inc.	15,742	332,943
Neenah, Inc.[2]	7,430	582,512
Olympic Steel, Inc.[2]	36,439	747,364
PH Glatfelter Co.	44,654	916,747
Quaker Chemical Corp.	3,225	477,719
Rayonier Advanced Materials, Inc.[2]	28,812	618,594
Schweitzer-Mauduit International, Inc.[2]	15,387	602,401
Stepan Co.	13,955	1,160,777
SunCoke Energy, Inc.[1]	70,100	754,276
TimkenSteel Corp.[1,2]	46,854	711,712
Tredegar Corp.[2]	32,253	578,941
U.S. Concrete, Inc.[1,2]	12,934	781,214
Total Materials		28,610,520
Media—1.0%
E.W. Scripps Co., (The), Class A2	43,088	516,625
Gannett Co., Inc.	197,359	1,969,643
New Media Investment Group, Inc.	46,688	800,232
Scholastic Corp.[2]	26,448	1,027,240
World Wrestling Entertainment, Inc., Class A	13,262	477,565
Total Media		4,791,305
Pharmaceuticals, Biotechnology & Life Sciences—1.0%
Acorda Therapeutics, Inc.[1,2]	14,379	340,063
AMAG Pharmaceuticals, Inc.[1,2]	18,767	378,155
Amphastar Pharmaceuticals, Inc.[1,2]	7,483	140,306

	Shares	Value
ANI Pharmaceuticals, Inc.[1,2]	1,751	$101,943
Cambrex Corp.[1,2]	5,849	305,903
Corcept Therapeutics, Inc.[1,2]	5,338	87,810
Cytokinetics, Inc.[1,2]	935	6,732
Depomed, Inc.[1,2]	34,231	225,582
Eagle Pharmaceuticals, Inc.[1,2]	2,689	141,683
Emergent BioSolutions, Inc.[1]	6,642	349,701
Enanta Pharmaceuticals, Inc.[1,2]	940	76,055
Impax Laboratories, Inc.[1]	22,566	438,909
Innoviva, Inc.[1,2]	8,875	147,946
Lannett Co., Inc.[1,2]	23,329	374,431
Ligand Pharmaceuticals, Inc.[1,2]	503	83,076
Luminex Corp.	8,739	184,131
Medicines Co. (The)[1,2]	1,262	41,570
MiMedx Group, Inc.[1,2]	25,246	175,965
Momenta Pharmaceuticals, Inc.[1]	4,547	82,528
Myriad Genetics, Inc.[1,2]	15,862	468,722
Phibro Animal Health Corp., Class A	11,926	473,462
Progenics Pharmaceuticals, Inc.[1,2]	849	6,334
Repligen Corp.[1,2]	2,353	85,132
Spectrum Pharmaceuticals, Inc.[1]	4,165	67,015
Supernus Pharmaceuticals, Inc.[1,2]	4,140	189,612
Total Pharmaceuticals, Biotechnology & Life Sciences		4,972,766
Real Estate—1.3%
Acadia Realty Trust	6,176	151,930
Agree Realty Corp.	1,472	70,715
American Assets Trust, Inc.	5,743	191,874
Armada Hoffler Properties, Inc.	13,262	181,557
CareTrust REIT, Inc.	5,718	76,621
CBL & Associates Properties, Inc.	127,923	533,439
Cedar Realty Trust, Inc.	23,722	93,465
Chatham Lodging Trust	9,219	176,544
Chesapeake Lodging Trust	13,417	373,127
Community Healthcare Trust, Inc.[2]	877	22,574
DiamondRock Hospitality Co.	49,323	514,932
Easterly Government Properties, Inc.	3,711	75,704
EastGroup Properties, Inc.	1,982	163,832
Four Corners Property Trust, Inc.	3,568	82,385
Franklin Street Properties Corp.	19,323	162,506
Getty Realty Corp.	2,898	73,088
Global Net Lease, Inc.	9,239	155,954
Government Properties Income Trust[2]	14,035	191,718
Hersha Hospitality Trust	17,023	304,712
HFF, Inc., Class A	7,742	384,777
Independence Realty Trust, Inc.	10,737	98,566
Kite Realty Group Trust	14,257	217,134
Lexington Realty Trust	29,499	232,157
LTC Properties, Inc.[2]	2,633	100,054
National Storage Affiliates Trust	6,331	158,781
Pennsylvania Real Estate Investment Trust[2]	23,660	228,319
PS Business Parks, Inc.	2,157	243,827
Ramco-Gershenson Properties Trust	13,279	164,128
RE/MAX Holdings, Inc., Class A	1,971	119,147
Retail Opportunity Investments Corp.[2]	9,022	159,419
Saul Centers, Inc.	2,679	136,549
Summit Hotel Properties, Inc.	23,176	315,425
Universal Health Realty Income Trust	726	43,633

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Small Cap Revenue ETF

	Shares	Value
Urstadt Biddle Properties, Inc., Class A	3,897	$75,212
Whitestone REIT	7,091	73,676
Total Real Estate		6,347,481
Retailing—16.3%
Abercrombie & Fitch Co., Class A	90,860	2,199,721
Asbury Automotive Group, Inc.[1]	57,252	3,864,510
Ascena Retail Group, Inc.[1]	1,931,403	3,882,120
Barnes & Noble Education, Inc.[1,2]	188,064	1,295,761
Barnes & Noble, Inc.	431,073	2,133,811
Big 5 Sporting Goods Corp.[2]	89,593	649,549
Buckle, Inc. (The)[2]	28,642	634,420
Caleres, Inc.	52,323	1,758,053
Cato Corp., (The), Class A	39,562	583,144
Chico’s FAS, Inc.[2]	161,918	1,463,739
Children’s Place, Inc. (The)	8,092	1,094,443
Core-Mark Holding Co., Inc.[2]	427,858	9,096,261
DSW, Inc., Class A2	76,835	1,725,714
Express, Inc.[1]	180,541	1,292,674
Finish Line, Inc., (The), Class A2	106,707	1,444,813
Five Below, Inc.[1,2]	10,313	756,355
Francesca’s Holdings Corp.[1,2]	58,723	281,870
Fred’s, Inc., Class A2	449,625	1,344,379
FTD Cos., Inc.[1,2]	153,733	559,588
Genesco, Inc.[1]	43,941	1,784,005
Group 1 Automotive, Inc.[2]	93,549	6,112,492
Guess?, Inc.	93,167	1,932,284
Haverty Furniture Cos., Inc.	24,428	492,224
Hibbett Sports, Inc.[1,2]	26,456	633,621
JC Penney Co., Inc.[1,2]	2,440,537	7,370,422
Kirkland’s, Inc.[1]	39,571	383,443
Lithia Motors, Inc., Class A2	58,159	5,846,143
Lumber Liquidators Holdings, Inc.[1,2]	24,852	594,460
MarineMax, Inc.[1,2]	31,424	611,197
Monro, Inc.	12,350	661,960
Nutrisystem, Inc.[2]	13,612	366,843
Ollie’s Bargain Outlet Holdings, Inc.[1,2]	10,050	606,015
PetMed Express, Inc.[2]	3,814	159,234
Rent-A-Center, Inc.[2]	182,845	1,577,952
RH1,2	18,398	1,752,961
Shoe Carnival, Inc.	24,379	580,220
Shutterfly, Inc.[1]	8,500	690,625
Sleep Number Corp.[1]	24,685	867,678
Sonic Automotive, Inc., Class A	306,681	5,811,605
Tailored Brands, Inc.	91,823	2,301,084
Tile Shop Holdings, Inc.[2]	35,462	212,772
Vitamin Shoppe, Inc.[1,2]	155,205	675,142
Zumiez, Inc.[1,2]	24,458	584,546
Total Retailing		78,669,853
Semiconductors & Semiconductor Equipment—1.3%
Advanced Energy Industries, Inc.[1]	5,815	371,579
Axcelis Technologies, Inc.[1]	9,208	226,517
Brooks Automation, Inc.[2]	14,986	405,821
Cabot Microelectronics Corp.	2,833	303,443
CEVA, Inc.[1,2]	1,376	49,811
Cohu, Inc.	9,535	217,493
Diodes, Inc.[1]	20,102	612,307
DSP Group, Inc.[1]	6,015	70,977
FormFactor, Inc.[1,2]	22,537	307,630

	Shares	Value
Kopin Corp.[1,2]	4,486	$13,996
Kulicke & Soffa Industries, Inc.[1]	20,785	519,833
MaxLinear, Inc.[1,2]	10,419	237,032
Nanometrics, Inc.[1]	5,298	142,516
PDF Solutions, Inc.[1,2]	4,990	58,183
Photronics, Inc.[1]	30,324	250,173
Power Integrations, Inc.[2]	3,672	250,981
Rambus, Inc.[1]	17,204	231,050
Rudolph Technologies, Inc.[1]	5,206	144,206
Semtech Corp.[1]	8,781	342,898
SolarEdge Technologies, Inc.[1,2]	6,826	359,048
Ultra Clean Holdings, Inc.[1,2]	27,395	527,354
Veeco Instruments, Inc.[1]	15,028	255,476
Xperi Corp.	9,676	204,647
Total Semiconductors & Semiconductor Equipment		6,102,971
Software & Services—3.0%
8x8, Inc.[1]	8,838	164,829
Agilysys, Inc.[1]	6,319	75,322
Alarm.com Holdings, Inc.[1]	5,331	201,192
Blucora, Inc.[1,2]	12,683	312,002
Bottomline Technologies (de), Inc.[1]	5,762	223,277
CACI International, Inc., Class A1	17,101	2,588,236
Cardtronics PLC, Class A1	33,665	751,066
CSG Systems International, Inc.	10,234	463,498
DHI Group, Inc.[1]	70,737	113,179
Ebix, Inc.[2]	2,786	207,557
EVERTEC, Inc.	14,707	240,459
ExlService Holdings, Inc.[1]	7,892	440,137
Liquidity Services, Inc.[1]	21,838	141,947
LivePerson, Inc.[1]	8,509	139,122
ManTech International Corp., Class A	19,803	1,098,472
MicroStrategy, Inc., Class A1	2,345	302,482
Monotype Imaging Holdings, Inc.	6,053	135,890
NIC, Inc.[2]	14,510	192,983
Perficient, Inc.[1]	12,532	287,233
Progress Software Corp.	5,923	227,739
Qualys, Inc.[1,2]	1,898	138,079
QuinStreet, Inc.[1]	14,892	190,171
Shutterstock, Inc.[1]	6,551	315,431
SPS Commerce, Inc.[1]	2,158	138,263
Stamps.com, Inc.[1,2]	1,431	287,703
Sykes Enterprises, Inc.[1]	30,996	897,024
Synchronoss Technologies, Inc.[1]	29,574	312,006
TiVo Corp.[2]	33,512	454,088
Travelport Worldwide Ltd.	102,986	1,682,791
TTEC Holdings, Inc.	26,275	806,643
VASCO Data Security International, Inc.[1]	8,607	111,461
Virtusa Corp.[1,2]	11,905	576,916
XO Group, Inc.[1]	4,422	91,757
Total Software & Services		14,308,955
Technology Hardware & Equipment—7.1%
ADTRAN, Inc.[2]	25,669	399,153
Anixter International, Inc.[1]	60,409	4,575,982
Applied Optoelectronics, Inc.[1,2]	8,741	219,049
Badger Meter, Inc.[2]	5,039	237,589
Bel Fuse, Inc., Class B	14,612	276,167
Benchmark Electronics, Inc.	46,980	1,402,353

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Small Cap Revenue ETF

	Shares	Value
CalAmp Corp.[1]	9,102	$208,254
Comtech Telecommunications Corp.	10,921	326,429
Control4 Corp.[1,2]	6,057	130,104
Cray, Inc.[1,2]	10,709	221,676
CTS Corp.[2]	9,061	246,459
Daktronics, Inc.	39,641	349,237
Digi International, Inc.[1]	10,352	106,626
Electro Scientific Industries, Inc.[1,2]	8,788	169,872
Electronics For Imaging, Inc.[1]	20,032	547,475
ePlus, Inc.[1]	11,105	862,858
Extreme Networks, Inc.[1,2]	37,192	411,715
Fabrinet[1,2]	26,246	823,599
FARO Technologies, Inc.[1]	3,749	218,942
Finisar Corp.[1,2]	47,849	756,493
Harmonic, Inc.[1,2]	56,974	216,501
II-VI, Inc.[1]	14,674	600,167
Insight Enterprises, Inc.[1]	115,330	4,028,477
Itron, Inc.[1,2]	16,270	1,164,118
KEMET Corp.[1,2]	33,362	604,853
Lumentum Holdings, Inc.[1,2]	9,859	629,004
Methode Electronics, Inc.	12,491	488,398
MTS Systems Corp.[2]	8,952	462,371
NETGEAR, Inc.[1,2]	14,654	838,209
Oclaro, Inc.[1]	37,397	357,515
OSI Systems, Inc.[1,2]	9,340	609,622
Park Electrochemical Corp.	3,794	63,891
Plexus Corp.[1]	23,914	1,428,383
Rogers Corp.[1,2]	3,655	436,919
Sanmina Corp.[1]	149,145	3,900,142
ScanSource, Inc.[1]	68,009	2,417,720
Super Micro Computer, Inc.[1,2]	82,922	1,409,674
TTM Technologies, Inc.[1]	95,924	1,466,678
Viavi Solutions, Inc.[1,2]	47,911	465,695
Total Technology Hardware & Equipment		34,078,369
Telecommunication Services—1.7%
ATN International, Inc.	4,898	292,019
Cincinnati Bell, Inc.[1]	50,736	702,694
Cogent Communications Holdings, Inc.[2]	6,782	294,339
Consolidated Communications Holdings, Inc.	54,703	599,545
Frontier Communications Corp.[2]	730,589	5,420,970
Iridium Communications, Inc.[1,2]	23,752	267,210
Spok Holdings, Inc.	6,697	100,120
Vonage Holdings Corp.[1,2]	57,087	607,976
Total Telecommunication Services		8,284,873
Transportation—3.1%
Allegiant Travel Co.[2]	5,169	891,911
ArcBest Corp.	48,750	1,562,438
Atlas Air Worldwide Holdings, Inc.[1,2]	20,567	1,243,275
Echo Global Logistics, Inc.[1]	43,185	1,191,906
Forward Air Corp.	12,084	638,760
Hawaiian Holdings, Inc.[2]	43,626	1,688,326
Heartland Express, Inc.	18,858	339,256
Hub Group, Inc., Class A1	54,001	2,259,942
Marten Transport Ltd.	17,998	410,354
Matson, Inc.	41,227	1,180,741
Roadrunner Transportation Systems, Inc.[1]	326,100	828,294
Saia, Inc.[1]	11,062	831,309

	Shares	Value
SkyWest, Inc.	32,537	$1,770,013
Total Transportation		14,836,525
Utilities—0.9%
American States Water Co.[2]	4,990	264,769
Avista Corp.	17,302	886,728
California Water Service Group[2]	10,918	406,696
El Paso Electric Co.	11,317	577,167
Northwest Natural Gas Co.[2]	8,197	472,557
South Jersey Industries, Inc.	27,330	769,613
Spire, Inc.[2]	15,731	1,137,351
Total Utilities		4,514,881
Total Common Stocks
(Cost $452,339,672)		480,616,112

Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $982,342)	982,342	982,342

Investment of Cash Collateral for Securities Loaned—10.3%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $49,762,359)	49,762,359	49,762,359
Total Investments—110.2%
(Cost $503,084,373)		531,360,813
Liabilities in Excess of Other Assets—(10.2)%		(49,273,103)
Net Assets—100.0%		$482,087,710

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Small Cap Revenue ETF

PLC	-	Public Limited Company

REIT	-	Real Estate Investment Trust

1	Non-income producing security.

2	All or a portion of the security was on loan. The aggregate value of the securities on loan was $128,705,890; total value of the collateral held by the Fund was $131,351,189. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $81,588,830.

3	Rate shown represents annualized 7-day yield as of March 31, 2018.

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited

Oppenheimer Financials Sector Revenue ETF

	Shares	Value
COMMON STOCKS—99.9%
Banks—32.7%
Bank of America Corp.	120,644	$3,618,114
BB&T Corp.	8,433	438,853
Citigroup, Inc.	46,268	3,123,090
Citizens Financial Group, Inc.	5,648	237,103
Comerica, Inc.	1,258	120,680
Fifth Third Bancorp	8,841	280,702
Huntington Bancshares, Inc.	11,395	172,064
JPMorgan Chase & Co.	37,664	4,141,910
KeyCorp	12,485	244,082
M&T Bank Corp.	1,203	221,785
People’s United Financial, Inc.	3,180	59,339
PNC Financial Services Group, Inc. (The)	4,338	656,079
Regions Financial Corp.	11,837	219,931
SunTrust Banks, Inc.	5,218	355,033
SVB Financial Group[1]	288	69,123
U.S. Bancorp	17,170	867,085
Wells Fargo & Co.	71,247	3,734,055
Zions Bancorporation[2]	1,887	99,502
Total Banks		18,658,530
Capital Markets—13.1%
Affiliated Managers Group, Inc.	471	89,292
Ameriprise Financial, Inc.	2,869	424,440
Bank of New York Mellon Corp. (The)	11,574	596,408
BlackRock, Inc.	868	470,213
Cboe Global Markets, Inc.	717	81,810
Charles Schwab Corp. (The)	6,164	321,884
CME Group, Inc.	866	140,067
E*TRADE Financial Corp.[1]	1,642	90,983
Franklin Resources, Inc.	6,513	225,871
Goldman Sachs Group, Inc. (The)	5,872	1,478,922
Intercontinental Exchange, Inc.	3,091	224,159
Invesco Ltd.	6,025	192,860
Moody’s Corp.	963	155,332
Morgan Stanley	29,148	1,572,826
Nasdaq, Inc.	1,809	155,972
Northern Trust Corp.	2,035	209,870
Raymond James Financial, Inc.	2,663	238,099
S&P Global, Inc.	1,207	230,609
State Street Corp.	3,999	398,820
T. Rowe Price Group, Inc.	1,617	174,588
Total Capital Markets		7,473,025
Consumer Finance—6.2%
American Express Co.	14,366	1,340,060
Capital One Financial Corp.	11,586	1,110,171
Discover Financial Services	5,781	415,827
Navient Corp.	14,888	195,331
Synchrony Financial	14,980	502,279
Total Consumer Finance		3,563,668
Diversified Financial Services—16.5%
Berkshire Hathaway, Inc., Class B1	44,852	8,947,077
Leucadia National Corp.	19,390	440,735
Total Diversified Financial Services		9,387,812
Insurance—31.4%
Aflac, Inc.	18,596	813,761
Allstate Corp. (The)	14,912	1,413,658
American International Group, Inc.	36,494	1,986,003
Aon PLC	2,622	367,945

	Shares	Value
Arthur J. Gallagher & Co.	3,322	$228,321
Assurant, Inc.	2,690	245,893
Brighthouse Financial, Inc.[1]	5,082	261,215
Chubb Ltd.	8,809	1,204,807
Cincinnati Financial Corp.	2,929	217,508
Everest Re Group Ltd.	945	242,695
Hartford Financial Services Group, Inc. (The)	13,112	675,530
Lincoln National Corp.	7,100	518,726
Loews Corp.	10,092	501,875
Marsh & McLennan Cos., Inc.	6,380	526,924
MetLife, Inc.	54,431	2,497,839
Principal Financial Group, Inc.	8,742	532,475
Progressive Corp. (The)	16,708	1,018,018
Prudential Financial, Inc.	21,728	2,249,934
Torchmark Corp.	1,860	156,556
Travelers Cos., Inc. (The)	7,882	1,094,495
Unum Group	8,609	409,875
Willis Towers Watson PLC	1,918	291,900
XL Group Ltd.	7,760	428,818
Total Insurance		17,884,771
Total Common Stocks
(Cost $48,994,524)		56,967,806

Money Market Fund—0.3%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $154,004)	154,004	154,004
Total Investments—100.2%
(Cost $49,148,528)		57,121,810
Liabilities in Excess of Other Assets—(0.2)%		(112,758)
Net Assets—100.0%		$57,009,052

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Financials Sector Revenue ETF

PLC	-	Public Limited Company

1	Non-income producing security.

2	All or a portion of the security was on loan. The aggregate value of the security on loan was $96,462; total value of the collateral held by the Fund was $99,216. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $99,216.

3	Rate shown represents annualized 7-day yield as of March 31, 2018.

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited

Oppenheimer Ultra Dividend Revenue ETF

	Shares	Value
COMMON STOCKS—100.0%
Automobiles & Components—5.1%
Ford Motor Co.	2,243,987	$24,863,376
Banks—0.5%
New York Community Bancorp, Inc.[1]	202,315	2,636,164
Commercial & Professional Services—0.9%
Pitney Bowes, Inc.	417,930	4,551,258
Consumer Durables & Apparel—0.7%
Tupperware Brands Corp.	70,822	3,426,368
Consumer Services—0.4%
Six Flags Entertainment Corp.[1]	33,073	2,059,125
Diversified Financials—1.6%
Navient Corp.	586,247	7,691,561
Energy—10.0%
Helmerich & Payne, Inc.	42,862	2,852,895
Occidental Petroleum Corp.	280,113	18,196,140
ONEOK, Inc.	293,864	16,726,739
Williams Cos., Inc. (The)	450,904	11,209,473
Total Energy		48,985,247
Food, Beverage & Tobacco—5.0%
Altria Group, Inc.	395,958	24,676,102
Insurance—1.0%
Mercury General Corp.	103,268	4,736,903
Materials—0.4%
Compass Minerals International, Inc.[1]	33,352	2,011,126
Real Estate—14.3%
American Campus Communities, Inc.	31,400	1,212,668
CoreCivic, Inc.	127,665	2,492,021
Education Realty Trust, Inc.[1]	15,005	491,414
EPR Properties	15,010	831,554
GEO Group, Inc. (The)	158,678	3,248,139
HCP, Inc.	128,603	2,987,448
Healthcare Realty Trust, Inc.	23,290	645,366
Hospitality Properties Trust	127,446	3,229,482
Host Hotels & Resorts, Inc.	430,133	8,017,679
Iron Mountain, Inc.[1]	178,643	5,870,209
Kimco Realty Corp.	124,725	1,796,040
Lamar Advertising Co., Class A1	35,876	2,283,866
LaSalle Hotel Properties	66,357	1,925,017
Life Storage, Inc.	10,022	837,037
Macerich Co. (The)	26,148	1,464,811
Mack-Cali Realty Corp.	55,988	935,559
Medical Properties Trust, Inc.[1]	77,685	1,009,905
National Retail Properties, Inc.[1]	22,729	892,340
Omega Healthcare Investors, Inc.[1]	50,381	1,362,302
Realty Income Corp.	35,922	1,858,245
Sabra Health Care REIT, Inc.	25,667	453,022
Senior Housing Properties Trust[1]	100,294	1,570,604
Simon Property Group, Inc.	53,773	8,299,863
Tanger Factory Outlet Centers, Inc.[1]	34,460	758,120
Taubman Centers, Inc.[1]	16,590	944,137
Uniti Group, Inc.	75,431	1,225,754
Ventas, Inc.	94,590	4,685,043
Washington Prime Group, Inc.[1]	199,604	1,331,359
Weingarten Realty Investors	31,715	890,557
Welltower, Inc.	121,845	6,632,023
Total Real Estate		70,181,584
Retailing—11.1%
GameStop Corp., Class A1	868,963	10,966,313
L Brands, Inc.[1]	463,608	17,714,462
Macy’s, Inc.	865,766	25,747,881
Total Retailing		54,428,656

	Shares	Value
Technology Hardware & Equipment—3.2%
Seagate Technology PLC	270,661	$15,839,082
Telecommunication Services—14.8%
AT&T, Inc.	676,228	24,107,528
CenturyLink, Inc.	1,460,620	23,997,987
Verizon Communications, Inc.	515,248	24,639,159
Total Telecommunication Services		72,744,674
Utilities—31.0%
AES Corp.	1,996,885	22,704,583
Dominion Energy, Inc.	266,712	17,984,390
Duke Energy Corp.	322,468	24,981,596
Entergy Corp.[1]	216,136	17,027,194
FirstEnergy Corp.[1]	626,724	21,314,883
NorthWestern Corp.[1]	38,163	2,053,169
OGE Energy Corp.	109,733	3,595,950
PPL Corp.	400,979	11,343,696
SCANA Corp.	164,247	6,167,475
Southern Co. (The)[1]	566,204	25,286,671
Total Utilities		152,459,607
Total Common Stocks
(Cost $522,489,792)		491,290,833

Investment of Cash Collateral for Securities Loaned—2.8%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[2]
(Cost $13,907,417)	13,907,417	13,907,417
Total Investments—102.8%
(Cost $536,397,209)		505,198,250
Liabilities in Excess of Other Assets—(2.8)%		(13,624,494)
Net Assets—100.0%		$491,573,756

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Ultra Dividend Revenue ETF

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $64,113,621; total value of the collateral held by the Fund was $66,230,923. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $52,323,506.

2	Rate shown represents annualized 7-day yield as of March 31, 2018.

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
COMMON STOCKS—96.7%
Automobiles & Components—4.5%
Astra International Tbk PT	51,855	$27,495
Bajaj Auto Ltd.	159	6,691
Bosch Ltd.	14	3,867
Brilliance China Automotive Holdings Ltd.	653	1,363
BYD Co. Ltd., Class H	1,123	8,757
Cheng Shin Rubber Industry Co. Ltd.	5,075	8,242
Dongfeng Motor Group Co. Ltd., Class H	10,028	11,640
Ford Otomotiv Sanayi AS	992	15,363
Fuyao Glass Industry Group Co. Ltd., Class H1	311	1,199
Geely Automobile Holdings Ltd.	5,839	16,814
Great Wall Motor Co. Ltd., Class H	8,916	8,941
Guangzhou Automobile Group Co. Ltd., Class H	3,101	5,713
Hankook Tire Co. Ltd.	246	12,140
Hanon Systems	965	10,457
Hyundai Mobis Co. Ltd.	330	78,638
Hyundai Motor Co.	1,011	136,109
Hyundai Wia Corp.	289	14,912
Kia Motors Corp.	3,254	97,232
Mahindra & Mahindra Ltd.	2,885	32,684
Maruti Suzuki India Ltd.	163	22,145
Motherson Sumi Systems Ltd.	3,200	15,256
Nexteer Automotive Group Ltd.[2]	3,711	5,589
Tata Motors Ltd.[2]	12,386	62,071
Tata Motors Ltd., Class A2	3,694	10,382
Tofas Turk Otomobil Fabrikasi AS	1,657	11,085
UMW Holdings Bhd[2]	3,855	6,000
Total Automobiles & Components		630,785
Banks—13.3%
Abu Dhabi Commercial Bank PJSC	4,005	7,197
Agricultural Bank of China Ltd., Class H	45,002	25,573
Alliance Bank Malaysia Bhd	6,138	6,776
Alpha Bank AE2	4,212	8,962
AMMB Holdings Bhd	6,401	6,421
Axis Bank Ltd.	2,480	19,411
Banco Bradesco SA	6,990	80,908
Banco de Credito e Inversiones	155	11,505
Banco do Brasil SA	9,803	121,018
Banco Santander Brasil SA	4,930	59,200
Bancolombia SA	1,512	16,359
Bank Danamon Indonesia Tbk PT	11,373	5,679
Bank Handlowy w Warszawie SA	275	6,069
Bank Mandiri Persero Tbk PT	34,876	19,442
Bank of China Ltd., Class H	118,071	63,486
Bank of Communications Co. Ltd., Class H	71,835	56,291
Bank Rakyat Indonesia Persero Tbk PT2	77,572	20,284
Bank Zachodni WBK SA	95	10,045
Barclays Africa Group Ltd.[3]	1,322	21,165
BNK Financial Group, Inc.	994	9,932
Capitec Bank Holdings Ltd.	121	8,887
China CITIC Bank Corp Ltd., Class H	37,261	25,447
China Construction Bank Corp., Class H	259,096	266,085
China Everbright Bank Co. Ltd., Class H	33,970	16,318
China Merchants Bank Co. Ltd., Class H	4,320	17,697
China Minsheng Banking Corp. Ltd., Class H	17,212	16,733
Chongqing Rural Commercial Bank Co. Ltd., Class H	5,762	4,412

	Shares	Value
CIMB Group Holdings Bhd	10,021	$18,550
Commercial International Bank Egypt SAE	1,180	5,957
CTBC Financial Holding Co. Ltd.	53,000	37,991
DGB Financial Group, Inc.	669	7,312
Dubai Islamic Bank PJSC	3,897	5,634
First Abu Dhabi Bank PJSC	3,669	11,687
Grupo Financiero Banorte SAB de CV, Class O	3,019	18,380
Habib Bank Ltd.	2,078	3,748
Hana Financial Group, Inc.	553	23,658
Housing Development Finance Corp. Ltd.	789	22,085
ICICI Bank Ltd.	6,705	28,615
IDFC Bank Ltd.	6,001	4,357
Indiabulls Housing Finance Ltd.	277	5,255
Industrial & Commercial Bank of China Ltd., Class H	87,394	74,941
Industrial Bank of Korea	1,064	15,572
Itau CorpBanca	1,232,754	11,846
Kasikornbank PCL	5,582	37,844
KB Financial Group, Inc.	731	42,246
Krung Thai Bank PCL	24,557	14,921
LIC Housing Finance Ltd.	904	7,407
Malayan Banking Bhd	10,500	28,557
MCB Bank Ltd.	1,782	3,430
Metropolitan Bank & Trust Co.	3,595	5,912
Nedbank Group Ltd.	898	21,641
OTP Bank Nyrt	294	13,227
Piraeus Bank SA2	1,778	5,620
Public Bank Bhd	3,802	23,590
Qatar National Bank QPSC	903	32,234
RHB Bank Bhd	8,244	11,019
Sberbank of Russia PJSC[4]	7,184	133,982
Shinhan Financial Group Co. Ltd.	847	35,878
Siam Commercial Bank PCL (The)	4,101	18,820
State Bank of India	22,398	85,819
Turkiye Is Bankasi, Class C	13,645	24,559
Turkiye Vakiflar Bankasi TAO, Class D	9,946	16,320
United Bank Ltd./Pakistan	2,148	3,831
VTB Bank PJSC	19,971	39,103
Woori Bank	1,495	20,197
Yes Bank Ltd.	1,700	7,946
Total Banks		1,860,993
Capital Goods—9.1%
AKR Corporindo Tbk PT	10,170	4,192
Alfa SAB de CV, Class A	27,235	34,750
Alliance Global Group, Inc.[2]	22,608	5,719
Ashok Leyland Ltd.	3,980	8,876
AviChina Industry & Technology Co. Ltd., Class H	9,932	6,998
Beijing Enterprises Holdings Ltd.	2,512	13,123
BGF Co. Ltd.	41	487
Bharat Heavy Electricals Ltd.	6,617	8,253
Bidvest Group Ltd. (The)[3]	645	12,199
China Communications Construction Co. Ltd., Class H	34,151	35,072
China Railway Construction Corp. Ltd., Class H	28,871	28,914
China Railway Group Ltd., Class	52,157	36,152

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
China State Construction International Holdings Ltd.	10,532	$12,856
CITIC Ltd.	68,304	95,559
CJ Corp.	331	48,909
CRRC Corp. Ltd., Class H	10,921	9,309
Daelim Industrial Co. Ltd.	287	19,817
Daewoo Engineering & Construction Co. Ltd.[2]	4,806	23,491
DMCI Holdings, Inc.	18,443	4,298
Doosan Bobcat, Inc.	241	7,134
Doosan Heavy Industries & Construction Co. Ltd.[2]	2,056	30,669
Dubai Investments PJSC	6,410	3,647
Eicher Motors Ltd.	8	3,480
Embraer SA	1,911	12,391
Far Eastern New Century Corp.	20,387	18,354
Fosun International Ltd.	11,247	24,362
GS Engineering & Construction Corp.	793	22,170
Haitian International Holdings Ltd.	1,209	3,666
Hanwha Corp.	1,881	69,441
Hanwha Techwin Co. Ltd.[2]	293	7,944
Hiwin Technologies Corp.	530	7,544
Hyundai Development Co.-Engineering & Construction	300	10,667
Hyundai Engineering & Construction Co. Ltd.	912	36,449
Hyundai Heavy Industries Co. Ltd.[2]	327	42,183
JG Summit Holdings, Inc.	7,924	9,522
KCC Corp.	25	7,775
KOC Holding AS	11,489	47,216
Larsen & Toubro Ltd.	1,745	35,073
LG Corp.	221	18,018
Lotte Corp.[2]	155	9,220
Posco Daewoo Corp.	2,112	45,474
Samsung C&T Corp.	504	64,779
Samsung Heavy Industries Co. Ltd.[2]	2,154	15,924
Shanghai Electric Group Co. Ltd., Class H2	14,793	5,127
Shanghai Industrial Holdings Ltd.	2,296	5,983
Siemens Ltd.	268	4,408
Sime Darby Bhd	26,425	17,899
SK Holdings Co. Ltd.	770	215,635
SK Networks Co. Ltd.	5,460	29,659
SM Investments Corp.	863	15,167
Teco Electric and Machinery Co. Ltd.	8,597	7,091
Waskita Karya Persero Tbk PT2	32,237	5,784
Weichai Power Co. Ltd., Class H	9,655	10,826
Zhuzhou CRRC Times Electric Co. Ltd., Class H	458	2,218
Total Capital Goods		1,281,873
Commercial & Professional Services—0.1%
S-1 Corp.	116	10,448
Consumer Durables & Apparel—1.7%
ANTA Sports Products Ltd.	964	4,864
Arcelik AS	2,630	11,871
CCC SA	51	3,472
Coway Co. Ltd.	65	5,354
Eclat Textile Co. Ltd.	209	2,437
Feng TAY Enterprise Co. Ltd.	1,410	6,408
Haier Electronics Group Co. Ltd.[2]	6,305	22,454
Hanssem Co. Ltd.	43	6,051

	Shares	Value
LG Electronics, Inc.	1,090	$111,464
LPP SA	2	5,080
Nien Made Enterprise Co. Ltd.	230	2,201
Pou Chen Corp.	15,390	20,427
Ruentex Industries Ltd.[2]	404	780
Shenzhou International Group Holdings Ltd.	533	5,613
Steinhoff International Holdings NV2	87,790	24,450
Titan Co. Ltd.	417	6,025
Total Consumer Durables & Apparel		238,951
Consumer Services—0.4%
Genting Malaysia Bhd	8,356	10,477
Jollibee Foods Corp.	2,047	11,730
OPAP SA	1,057	12,077
Yum China Holdings, Inc.	407	16,891
Total Consumer Services		51,175
Diversified Financials—1.3%
Bajaj Finance Ltd.	258	6,992
Chailease Holding Co. Ltd.	2,752	9,439
China Cinda Asset Management Co. Ltd., Class H	38,953	14,145
China Everbright Ltd.	3,003	6,291
China Huarong Asset Management Co. Ltd., Class H1	58,768	24,710
CITIC Securities Co. Ltd., Class H	2,363	5,408
Far East Horizon Ltd.	7,554	7,989
FirstRand Ltd.[3]	3,984	22,494
Fubon Financial Holding Co. Ltd.	7,980	13,712
GF Securities Co. Ltd., Class H	3,148	5,784
Grupo de Inversiones Suramericana SA	1,392	18,579
GT Capital Holdings, Inc.	460	10,306
Haitong Securities Co. Ltd., Class H	5,884	7,782
Metro Pacific Investments Corp.	66,916	6,720
Yuanta Financial Holding Co. Ltd.	40,622	18,599
Total Diversified Financials		178,950
Energy—15.9%
Adaro Energy Tbk PT	40,734	6,302
Banpu PCL	9,704	6,144
Bharat Petroleum Corp. Ltd.	8,497	55,688
China Petroleum & Chemical Corp., Class H	185,720	163,043
China Shenhua Energy Co. Ltd., Class H	3,972	9,869
CNOOC Ltd.	35,175	51,810
Coal India Ltd.	5,395	23,434
Dialog Group BHD	9,848	7,536
Ecopetrol SA	41,758	39,095
Empresas COPEC SA	2,568	40,336
Formosa Petrochemical Corp.	10,974	44,601
Gazprom PJSC[4]	48,481	239,011
Grupa Lotos SA	867	13,365
GS Holdings Corp.	490	28,318
Hindustan Petroleum Corp. Ltd.	9,698	51,277
Indian Oil Corp. Ltd.	40,446	109,515
IRPC PCL	60,379	13,999
Kunlun Energy Co. Ltd.	22,612	19,505
LUKOIL PJSC[4]	3,661	253,414
MOL Hungarian Oil & Gas PLC	2,669	29,147
Novatek PJSC	162	22,194
Oil & Natural Gas Corp. Ltd.	14,934	40,711
PetroChina Co. Ltd., Class H	96,685	66,401

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Petroleo Brasileiro SA2	15,262	$107,269
Petronas Dagangan Bhd	2,315	14,783
Polski Koncern Naftowy ORLEN SA	1,988	48,822
Polskie Gornictwo Naftowe i Gazownictwo SA	12,285	20,264
PTT Exploration & Production PCL	2,590	9,484
PTT PCL	7,829	137,202
Reliance Industries Ltd.	7,197	97,403
Rosneft Oil Co. PJSC[2]	31,569	173,061
SK Innovation Co. Ltd.	453	89,249
S-Oil Corp.	342	38,342
Surgutneftegas OJSC[4]	7,768	38,180
Tatneft PJSC[4]	404	25,500
Thai Oil PCL	6,651	19,302
Tupras Turkiye Petrol Rafinerileri AS	951	26,383
Ultrapar Participacoes SA	2,045	43,637
United Tractors Tbk PT	3,574	8,307
Yanzhou Coal Mining Co. Ltd., Class H	3,365	4,288
Total Energy		2,236,191
Food & Staples Retailing—2.9%
Atacadao Distribuicao Comercio e Industria Ltda[2]	6,627	29,909
Berli Jucker PCL	5,951	10,753
BGF retail Co. Ltd.	45	6,438
Bid Corp. Ltd.	1,018	22,145
BIM Birlesik Magazalar AS	771	13,887
Cencosud SA	10,988	33,643
CP ALL PCL	11,172	31,172
E-MART Inc	107	27,154
GS Retail Co. Ltd.	447	12,874
Magnit PJSC	2,251	41,497
Pick n Pay Stores Ltd.	2,694	15,584
President Chain Store Corp.	2,000	20,098
Raia Drogasil SA	296	6,662
Shoprite Holdings Ltd.	1,201	25,602
SPAR Group Ltd. (The)	980	16,754
Sun Art Retail Group Ltd.	24,219	28,174
Wal-Mart de Mexico SAB de CV	24,206	61,345
Total Food & Staples Retailing		403,691
Food, Beverage & Tobacco—3.7%
Ambev SA	4,298	31,127
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,396	9,543
Arca Continental SAB de CV	2,189	15,075
BRF SA2	2,318	15,922
Charoen Pokphand Foods PCL	45,141	36,451
Charoen Pokphand Indonesia Tbk PT	33,374	8,363
China Mengniu Dairy Co. Ltd.[2]	5,612	19,235
China Resources Beer Holdings Co. Ltd.	2,585	11,199
CJ CheilJedang Corp.	95	28,521
Coca-Cola Femsa SAB de CV, Series L	1,152	7,588
Coca-Cola Icecek AS	894	8,133
Felda Global Ventures Holdings Bhd	21,072	9,043
Fomento Economico Mexicano SAB de CV	3,391	30,805
Gruma SAB de CV, Class B	777	8,878
Grupo Bimbo SAB de CV, Series A	12,958	28,239
Grupo Lala SAB de CV	5,120	6,937
Gudang Garam Tbk PT	2,338	12,308
Hanjaya Mandala Sampoerna Tbk PT	48,468	14,011

	Shares	Value
ITC Ltd.	2,907	$11,388
JBS SA	34,273	96,417
KT&G Corp.	106	9,945
Kuala Lumpur Kepong Bhd	2,608	17,247
M Dias Branco SA	244	3,745
Ottogi Corp.	8	5,336
Pioneer Foods Group Ltd.	586	6,143
Tiger Brands Ltd.	297	9,325
Tingyi Cayman Islands Holding Corp.	8,644	17,931
Ulker Biskuvi Sanayi AS	928	5,144
Uni-President Enterprises Corp.	13,607	31,874
United Spirits Ltd.[2]	70	3,359
Want Want China Holdings Ltd.	8,412	6,742
Total Food, Beverage & Tobacco		525,974
Health Care Equipment & Services—0.6%
Bangkok Dusit Medical Services PCL	9,204	6,917
Life Healthcare Group Holdings Ltd.	2,646	6,166
Netcare Ltd.	3,938	9,306
Odontoprev SA	527	2,367
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,578	12,250
Sinopharm Group Co. Ltd., Class H	8,715	43,640
Total Health Care Equipment & Services		80,646
Household & Personal Products—0.5%
Amorepacific Corp.	36	10,368
AMOREPACIFIC Group	111	14,267
Hengan International Group Co. Ltd.	783	7,253
Hindustan Unilever Ltd.	719	14,699
Kimberly-Clark de Mexico SAB de CV, Class A	3,390	6,322
LG Household & Health Care Ltd.	14	15,656
Total Household & Personal Products		68,565
Insurance—3.5%
Bajaj Finserv Ltd.	69	5,471
Cathay Financial Holding Co. Ltd.	7,395	13,138
China Life Insurance Co. Ltd., Class H	13,206	36,345
China Life Insurance Co. Ltd./Taiwan	15,000	15,562
China Pacific Insurance Group Co. Ltd., Class H	4,994	22,367
China Taiping Insurance Holdings Co. Ltd.	10,752	35,551
DB Insurance Co. Ltd.	490	30,341
Hanwha Life Insurance Co. Ltd.	5,801	34,178
Hyundai Marine & Fire Insurance Co. Ltd.	741	27,286
ING Life Insurance Korea Ltd.[1]	186	7,792
Liberty Holdings Ltd.[3]	971	10,289
New China Life Insurance Co. Ltd., Class H	1,849	8,611
People’s Insurance Co. Group of China Ltd. (The), Class H	49,860	23,315
PICC Property & Casualty Co. Ltd., Class H	14,355	25,131
Ping An Insurance Group Co. of China Ltd., Class H	6,037	61,383
Porto Seguro SA	775	11,323
Powszechny Zaklad Ubezpieczen SA	1,114	13,578
Qatar Insurance Co. SAQ	559	5,756
Samsung Fire & Marine Insurance Co. Ltd.	156	39,223
Samsung Life Insurance Co. Ltd.	319	34,567
Sanlam Ltd.[3]	2,187	15,744
Sul America SA	1,547	10,217
Total Insurance		487,168

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Materials—7.9%
Aluminum Corp. of China Ltd., Class H2	24,107	$13,362
Ambuja Cements Ltd.	2,242	8,008
Anglo American Platinum Ltd.	425	11,621
AngloGold Ashanti Ltd.	1,078	10,237
Anhui Conch Cement Co. Ltd., Class H	966	5,262
Asia Cement Corp.	7,092	6,835
Asian Paints Ltd.	279	4,793
Cemex SAB de CV2	35,538	23,421
China National Building Material Co. Ltd., Class H	19,688	21,373
China Steel Corp.	27,630	21,985
Cia Siderurgica Nacional SA2	3,415	9,042
Empresas CMPC SA	3,617	13,779
Eregli Demir ve Celik Fabrikalari TAS	4,100	10,764
Fibria Celulose SA	401	7,846
Formosa Chemicals & Fibre Corp.	6,000	22,430
Formosa Plastics Corp.	4,000	14,130
Gold Fields Ltd.	2,021	8,184
Grasim Industries Ltd.	897	14,453
Grupa Azoty SA	359	5,869
Grupo Argos SA	1,163	7,836
Grupo Mexico SAB de CV, Series B	5,151	17,087
Hanwha Chemical Corp.	569	15,774
Hindalco Industries Ltd.	8,255	27,155
Hyosung Corp.	213	23,880
Hyundai Steel Co.	704	34,080
Indorama Ventures PCL	10,327	18,742
Industrias Penoles SAB de CV	553	11,126
Jastrzebska Spolka Weglowa SA2	202	4,782
Jiangxi Copper Co. Ltd., Class H	15,937	22,743
JSW Steel Ltd.	4,234	18,706
Korea Zinc Co. Ltd.	27	12,209
Kumba Iron Ore Ltd.	287	6,856
Kumho Petrochemical Co. Ltd.	118	10,716
LG Chem Ltd.	121	43,818
Lotte Chemical Corp.	69	28,030
Mexichem SAB de CV	4,123	12,568
MMC Norilsk Nickel PJSC[4]	1,137	21,262
Mondi Ltd.	245	6,663
Nan Ya Plastics Corp.	7,000	19,639
Nine Dragons Paper Holdings Ltd.	8,515	12,737
Novolipetsk Steel PJSC	823	20,493
OCI Co. Ltd.	44	6,522
Petkim Petrokimya Holding AS	3,394	6,940
Petronas Chemicals Group Bhd	4,285	9,029
PhosAgro PJSC	642	9,335
POSCO	323	102,121
PTT Global Chemical PCL	9,255	28,043
Sappi Ltd.	1,809	11,634
Sasol Ltd.	849	28,893
Semen Indonesia Persero Tbk PT	7,329	5,510
Severstal PJSC	1,253	18,908
Shree Cement Ltd.	16	3,973
Siam Cement PCL (The)	3,640	57,504
Sibanye Gold Ltd.	6,471	6,428
Sinopec Shanghai Petrochemical Co. Ltd., Class H	10,771	6,546

	Shares	Value
Southern Copper Corp.	482	$26,115
Suzano Papel e Celulose SA	1,004	10,077
Taiwan Cement Corp.	8,202	10,282
Tata Steel Ltd.	3,857	33,770
UltraTech Cement Ltd.	149	9,024
UPL Ltd.	525	5,878
Vale SA	4,599	58,408
Vedanta Ltd.	5,241	22,327
Zijin Mining Group Co. Ltd., Class H	15,717	7,029
Total Materials		1,114,592
Media—0.3%
Astro Malaysia Holdings Bhd	13,094	6,906
Cheil Worldwide, Inc.	548	9,357
Cyfrowy Polsat SA	1,646	11,985
Grupo Televisa SAB, Series CPO	3,045	9,647
Total Media		37,895
Pharmaceuticals, Biotechnology & Life Sciences—0.8%
3SBio, Inc.[1,2]	1,532	3,451
Aspen Pharmacare Holdings Ltd.	374	8,190
Aurobindo Pharma Ltd.	689	5,893
China Resources Pharmaceutical Group Ltd.[1]	31,500	44,150
Cipla Ltd./India	713	5,963
CSPC Pharmaceutical Group Ltd.	2,095	5,566
Dr Reddy’s Laboratories Ltd.	165	5,263
Hanmi Pharm Co. Ltd.	5	2,425
Hypera SA	350	3,808
Kalbe Farma Tbk PT	55,099	6,003
Lupin Ltd.	494	5,573
Sino Biopharmaceutical Ltd.	2,746	5,388
Sun Pharmaceutical Industries Ltd.	1,096	8,320
Total Pharmaceuticals, Biotechnology & Life Sciences		109,993
Real Estate—2.7%
Agile Group Holdings Ltd.	9,651	19,946
Ayala Land, Inc.	12,378	9,750
China Evergrande Group[2]	30,322	95,429
China Jinmao Holdings Group Ltd.	20,904	11,906
China Overseas Land & Investment Ltd.	12,159	42,217
China Resources Land Ltd.	6,968	25,348
China Vanke Co. Ltd., Class H	2,092	9,543
Country Garden Holdings Co. Ltd.	31,113	64,063
DAMAC Properties Dubai Co. PJSC	6,047	4,923
Emaar Properties PJSC	6,849	10,815
Fortress REIT Ltd., Class B	1,173	1,178
Guangzhou R&F Properties Co. Ltd., Class H	2,407	6,005
Longfor Properties Co. Ltd.	6,144	18,788
NEPI Rockcastle PLC	273	2,650
Resilient REIT Ltd.	375	1,582
Robinsons Land Corp.[2]	11,980	4,578
Shimao Property Holdings Ltd.	7,613	21,534
Sino-Ocean Group Holding Ltd.	20,424	14,807
Sunac China Holdings Ltd.	3,542	13,675
Total Real Estate		378,737
Retailing—1.8%
Ctrip.Com International Ltd.[2,3,4]	159	7,412
FF Group[2]	235	4,578
GOME Retail Holdings Ltd.	215,937	23,387
Hotai Motor Co. Ltd.	1,000	9,963

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Hotel Shilla Co. Ltd.	105	$9,063
Hyundai Department Store Co. Ltd.	49	4,160
Imperial Holdings Ltd.	901	17,737
JD.com, Inc.[2,3,4]	1,589	64,339
Lojas Renner SA	602	6,222
Lotte Shopping Co. Ltd.	178	39,077
Matahari Department Store Tbk PT	3,184	2,532
S.A.C.I. Falabella	2,681	25,867
Shinsegae, Inc.	25	8,174
Vipshop Holdings Ltd.[2,4]	905	15,041
Woolworths Holdings Ltd.	2,601	13,171
Total Retailing		250,723
Semiconductors & Semiconductor Equipment—1.5%
Advanced Semiconductor Engineering, Inc.	16,980	24,547
GCL-Poly Energy Holdings Ltd.[2]	42,423	5,243
Globalwafers Co. Ltd.	320	5,087
Macronix International[2]	2,000	3,368
MediaTek Inc.	1,830	20,775
Nanya Technology Corp.	2,240	7,091
Semiconductor Manufacturing International Corp.[2,3]	5,872	7,676
SK Hynix, Inc.	705	53,111
Taiwan Semiconductor Manufacturing Co. Ltd.	9,015	75,442
United Microelectronics Corp.	27,000	14,168
Total Semiconductors & Semiconductor Equipment		216,508
Software & Services—2.2%
58.Com, Inc.[2,4]	37	2,955
Alibaba Group Holding Ltd.[2,3,4]	340	62,404
Baidu, Inc.[2,4]	81	18,078
Cielo SA	1,042	6,487
HCL Technologies Ltd.	1,130	16,781
Infosys Ltd.	1,200	20,824
Kakao Corp.	37	4,495
Kingsoft Corp. Ltd.	810	2,570
NAVER Corp.	13	9,586
NetEase Inc.[4]	48	13,459
Samsung SDS Co. Ltd.	79	18,714
SINA Corp.[2]	30	3,128
Tata Consultancy Services Ltd.	833	36,389
Tech Mahindra Ltd.	1,152	11,281
Tencent Holdings Ltd.	1,312	68,473
Wipro Ltd.	3,725	16,057
Total Software & Services		311,681
Technology Hardware & Equipment—10.5%
AAC Technologies Holdings, Inc.	304	5,485
Acer, Inc.[2]	20,268	16,822
Asustek Computer, Inc.	3,391	31,576
AU Optronics Corp.	54,046	25,024
BYD Electronic International Co. Ltd.	5,285	9,912
Catcher Technology Co. Ltd.	610	7,563
Compal Electronics, Inc.	88,280	60,101
Delta Electronics, Inc.	3,000	13,376
Foxconn Technology Co. Ltd.	3,500	9,375
General Interface Solution Holding Ltd.	1,000	6,053
Hon Hai Precision Industry Co. Ltd.	97,969	302,405
HTC Corp.[2]	2,680	6,094
Innolux Corp.	52,430	22,927

	Shares	Value
Inventec Corp.	41,177	$32,623
Kingboard Chemical Holdings Ltd.	1,927	8,802
Largan Precision Co. Ltd.	25	2,842
Lenovo Group Ltd.	181,972	92,977
LG Display Co. Ltd.	1,864	45,205
LG Innotek Co. Ltd.	110	12,745
Lite-On Technology Corp.	12,695	17,721
Micro-Star International Co. Ltd.	2,320	7,774
Pegatron Corp.	32,055	79,816
Quanta Computer, Inc.	34,510	69,595
Samsung Electro-Mechanics Co. Ltd.	139	13,954
Samsung Electronics Co. Ltd.	176	404,871
Samsung SDI Co. Ltd.	68	12,185
Sunny Optical Technology Group Co. Ltd.	373	6,887
Synnex Technology International Corp.	20,000	29,838
Wistron Corp.	71,674	61,332
WPG Holdings Ltd.	30,680	39,669
Zhen Ding Technology Holding Ltd.	3,101	7,424
ZTE Corp., Class H2	1,778	5,788
Total Technology Hardware & Equipment		1,468,761
Telecommunication Services—6.0%
Advanced Info Service PCL	1,905	12,550
America Movil SAB de CV, Series L	76,335	72,138
Axiata Group Bhd	9,565	13,502
Bharti Airtel Ltd.	4,264	26,066
Bharti Infratel Ltd.	508	2,618
China Communications Services Corp. Ltd., Class H	16,666	9,959
China Mobile Ltd.	24,272	222,516
China Telecom Corp. Ltd., Class H	40,687	17,937
China Unicom Hong Kong Ltd.[2]	82,727	104,353
Chunghwa Telecom Co. Ltd.	6,000	22,945
Emirates Telecommunications Group Co. PJSC	4,902	23,556
Empresa Nacional de Telecomunicaciones SA	743	8,529
Global Telecom Holding SAE[2]	14,811	5,519
Globe Telecom, Inc.	172	5,347
Hellenic Telecommunications Organization SA	780	10,533
Idea Cellular Ltd.[2]	8,202	9,545
KT Corp.[4]	3,311	45,361
Mobile TeleSystems PJSC[4]	1,509	17,187
MTN Group Ltd.	2,371	23,817
Ooredoo Q.S.C.	808	18,309
Orange Polska SA2	4,886	8,273
PLDT, Inc.	234	6,592
SK Telecom Co. Ltd.	159	34,309
Taiwan Mobile Co. Ltd.	3,000	11,215
Telekom Malaysia Bhd	6,499	8,754
Telekomunikasi Indonesia Persero Tbk PT	71,476	18,690
Telkom SA SOC Ltd.	2,005	8,958
TIM Participacoes SA	2,729	11,824
Tower Bersama Infrastructure Tbk PT	5,398	2,186
True Corp. PCL	49,582	11,020
Turk Telekomunikasyon AS2	7,934	13,439
Turkcell Iletisim Hizmetleri AS	2,949	11,211
Vodacom Group Ltd.	1,165	15,050
XL Axiata Tbk PT2	20,519	3,756
Total Telecommunication Services		837,564

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Transportation—1.7%
Adani Ports & Special Economic Zone Ltd.	909	$4,935
Air China Ltd., Class H	8,264	10,530
AirAsia Bhd	4,573	4,682
BTS Group Holdings PCL	36,201	9,609
China Airlines Ltd.[2]	27,384	10,002
China Southern Airlines Co. Ltd., Class H	9,617	9,926
CJ Logistics Corp.[2]	153	19,737
DP World Ltd.	364	8,190
Eva Airways Corp.	22,000	11,280
Evergreen Marine Corp. Taiwan Ltd.[2]	23,688	12,227
Hyundai Glovis Co. Ltd.	257	43,882
Jasa Marga Persero Tbk PT2	18,012	5,992
Korean Air Lines Co. Ltd.	649	19,910
Latam Airlines Group SA	1,165	18,114
MISC Bhd	6,422	11,705
Pan Ocean Co. Ltd.[2]	944	4,676
TAV Havalimanlari Holding AS	1,187	7,090
Turk Hava Yollari AO2	4,479	21,946
Total Transportation		234,433
Utilities—3.8%
Centrais Eletricas Brasileiras SA2	3,480	21,988
CEZ AS	1,096	27,293
China Gas Holdings Ltd.	3,457	12,576
China Resources Gas Group Ltd.	2,822	9,798
China Resources Power Holdings Co. Ltd.	10,833	19,766
Cia de Saneamento Basico do Estado de Sao Paulo	907	9,551
Cia Energetica de Minas Gerais[2]	3,690	8,682
Colbun SA	28,990	6,951
CPFL Energia SA2	157	1,177
EDP - Energias do Brasil SA	2,669	10,688
Enel Americas SA	95,320	22,265
Enel Chile SA	85,471	11,078
Enel Generacion Chile SA	8,247	6,729
Engie Brasil Energia SA	653	7,694
ENN Energy Holdings Ltd.	1,620	14,470
Equatorial Energia SA	391	8,411
GAIL India Ltd.	3,077	15,500
Huaneng Power International, Inc., Class H	22,087	14,831
Infraestructura Energetica Nova SAB de CV	873	4,253
Interconexion Electrica SA ESP	1,659	7,912
Korea Electric Power Corp.	3,559	109,852
Korea Gas Corp.[2]	1,048	47,735
Manila Electric Co.	2,134	13,006
NTPC Ltd.	10,977	28,561
Perusahaan Gas Negara Persero Tbk PT	37,074	6,194
PGE Polska Grupa Energetyczna SA2	5,116	14,801
Qatar Electricity & Water Co. QSC	135	6,969
RusHydro PJSC[4]	12,428	15,634
Tata Power Co. Ltd. (The)	7,896	9,564
Tauron Polska Energia SA2	15,334	10,878
Tenaga Nasional Bhd	7,030	29,370
Total Utilities		534,177
Total Common Stocks
(Cost $12,684,445)		13,550,474
PREFERRED STOCKS—2.8%
Automobiles & Components—0.3%
Hyundai Motor Co.-2nd Preferred, 3.74%	266	23,259

	Shares	Value
Hyundai Motor Co., 4.11%	184	$14,897
Total Automobiles & Components		38,156
Banks—1.0%
Banco Bradesco SA, 3.37%	6,750	80,222
Itau Unibanco Holding SA, 6.06%	4,303	66,430
Total Banks		146,652
Energy—0.6%
Petroleo Brasileiro SA2	12,116	78,049
Food & Staples Retailing—0.1%
Cia Brasileira de Distribuicao, 0.86%	781	15,638
Food, Beverage & Tobacco—0.0%[5]
Embotelladora Andina SA, Class , 2.91%	934	4,023
Household & Personal Products—0.0%[5]
Amorepacific Corp., 0.74%	17	2,552
Materials—0.2%
Gerdau SA, 0.37%	3,031	14,136
LG Chem Ltd., 3.06%	19	3,841
Braskem SA, Class A, 7.19%	956	13,807
Total Materials		31,784
Retailing—0.1%
Lojas Americanas SA, 0.39%	1,613	9,143
Technology Hardware & Equipment—0.4%
Samsung Electronics Co. Ltd., 2.51%	29	55,094
Telecommunication Services—0.1%
Telefonica Brasil SA, 5.07%	1,113	16,878
Total Preferred Stocks
(Cost $319,388)		397,969

RIGHT—0.0%[5]
Capital Goods—0.0%[5]
Samsung Heavy Industries Co. Ltd., expiring 4/18/18[2]
(Cost $–)	1,135	2,210

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[6]
(Cost $18,099)	18,099	18,099

Investment of Cash Collateral for Securities Loaned—0.6%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[6]
(Cost $78,000)	78,000	78,000
Total Investments—100.2%
(Cost $13,099,932)		14,046,752
Liabilities in Excess of Other Assets—(0.2)%		(25,254)
Net Assets—100.0%		$14,021,498

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

PCL	-	Public Company Limited
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $81,302 or 0.58% of the Fund’s net assets at period end.
2	Non-income producing security.
3	All or a portion of the security was on loan. The aggregate value of the securities on loan was $207,318; total value of the collateral held by the Fund was $211,793. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $133,793.
4	American Depositary Receipt.
5	Less than 0.05%
6	Rate shown represents annualized 7-day yield as of March 31, 2018.

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

Geographical Holdings (Unaudited)

Country	Value	% of Net Assets
South Korea	$3,174,887	22.6%
China	2,979,306	21.2
Taiwan	1,451,859	10.4
India	1,197,265	8.5
Brazil	1,108,320	7.9
Russia	1,068,762	7.6
Thailand	480,476	3.4
South Africa	428,091	3.1
Mexico	368,560	2.6
Malaysia	261,847	1.9
Turkey	260,893	1.9
Chile	214,664	1.5
Indonesia	183,031	1.3
Poland	177,285	1.3
Philippines	108,648	0.8
United States	96,099	0.7
Hong Kong	95,375	0.7
Colombia	89,782	0.6
United Arab Emirates	75,648	0.5
Qatar	63,268	0.5
Hungary	42,374	0.3
Greece	41,769	0.3
Czech Republic	27,293	0.2
Peru	26,115	0.2
Egypt	11,477	0.1
Pakistan	11,008	0.1
Romania	2,650	0.0 [1]
Total Investments	14,046,752	100.2
Liabilities in Excess of Other Assets	(25,254)	(0.2)
Net Assets	$14,021,498	100.0%

1    Less than 0.05%

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited

Oppenheimer International Revenue ETF

	Shares	Value
COMMON STOCKS—98.5%
Automobiles & Components—11.3%
Aisin Seiki Co. Ltd.	600	$32,384
Bayerische Motoren Werke AG	909	98,546
Bridgestone Corp.	700	30,462
Cie Generale des Etablissements Michelin	168	24,773
Continental AG	178	49,102
Daimler AG1	1,962	166,422
Denso Corp.	700	38,057
Fiat Chrysler Automobiles NV1	5,465	110,912
Honda Motor Co. Ltd.	3,400	116,402
Isuzu Motors Ltd.	1,200	18,155
Koito Manufacturing Co. Ltd.	200	13,785
Mazda Motor Corp.	2,100	27,832
Minth Group Ltd.	651	2,965
Mitsubishi Motors Corp.	2,200	15,556
Nissan Motor Co. Ltd.	9,800	100,857
NOK Corp.	400	7,714
Peugeot SA	2,773	66,673
Renault SA	571	69,171
Stanley Electric Co. Ltd.	200	7,400
Subaru Corp.	800	26,245
Sumitomo Electric Industries Ltd.	1,700	25,680
Sumitomo Rubber Industries Ltd.	500	9,102
Suzuki Motor Corp.	600	32,175
Toyoda Gosei Co. Ltd.	400	9,136
Toyota Industries Corp.	300	17,941
Toyota Motor Corp.	3,854	247,946
Valeo SA	302	19,923
Volkswagen AG	666	133,183
Yamaha Motor Co. Ltd.	500	14,692
Yokohama Rubber Co. Ltd. (The)	400	9,155
Total Automobiles & Components		1,542,346
Banks—8.1%
ABN AMRO Group NV2	618	18,598
AIB Group PLC	1,191	7,166
Aozora Bank Ltd.	100	3,977
Australia & New Zealand Banking Group Ltd.	1,396	28,762
Banco Bilbao Vizcaya Argentaria SA	4,933	39,004
Banco Santander SA	12,077	78,646
Bank Hapoalim B.M.	772	5,286
Bankinter SA	477	4,902
BNP Paribas SA	1,266	93,684
BOC Hong Kong Holdings Ltd.	2,687	13,078
CaixaBank SA	2,752	13,105
Commerzbank AG1	1,099	14,251
Commonwealth Bank of Australia	544	30,173
Credit Agricole SA	4,652	75,549
Danske Bank A/S	475	17,665
DBS Group Holdings Ltd.	630	13,212
DNB ASA	469	9,089
Erste Group Bank AG1	246	12,344
Fukuoka Financial Group, Inc.	1,000	5,416
Hachijuni Bank Ltd. (The)	900	4,841
HSBC Holdings PLC	7,242	67,599
ING Groep NV	2,909	49,014
Intesa Sanpaolo SpA	6,290	22,848
Japan Post Bank Co. Ltd.	1,400	18,864
KBC Group NV	164	14,264

	Shares	Value
Kyushu Financial Group, Inc.	900	$4,451
Lloyds Banking Group PLC	62,268	56,480
Mebuki Financial Group, Inc.	1,300	4,987
Mitsubishi UFJ Financial Group, Inc.	7,100	46,486
Mizrahi Tefahot Bank Ltd.	207	3,952
Mizuho Financial Group, Inc.	14,600	26,290
National Australia Bank Ltd.	1,103	24,104
Nordea Bank AB	1,493	15,884
Oversea-Chinese Banking Corp. Ltd.	2,429	23,747
Resona Holdings, Inc.	1,300	6,905
Royal Bank of Scotland Group PLC[1]	5,938	21,558
Shizuoka Bank Ltd. (The)	1,000	9,497
Societe Generale SA	1,200	65,172
Standard Chartered PLC	1,894	18,936
Sumitomo Mitsui Financial Group, Inc.	1,000	41,852
Sumitomo Mitsui Trust Holdings, Inc.	300	12,138
Suruga Bank Ltd.	200	2,776
UniCredit SpA[1]	1,207	25,218
United Overseas Bank Ltd.	688	14,429
Westpac Banking Corp.	1,204	26,431
Total Banks		1,112,630
Capital Goods—12.2%
ABB Ltd.	1,281	30,393
ACS Actividades de Construccion y Servicios SA	1,114	43,362
Airbus SE	631	72,792
ANDRITZ AG	149	8,319
Asahi Glass Co. Ltd.	300	12,398
Assa Abloy AB, Class B	603	12,986
Atlas Copco AB, Class A	417	17,985
BAE Systems PLC	3,044	24,826
Bouygues SA	732	36,649
Brenntag AG	236	14,019
Bunzl PLC	494	14,518
Cie de Saint-Gobain	875	46,122
CIMIC Group Ltd.	314	10,711
CK Hutchison Holdings Ltd.	1,978	23,666
CNH Industrial NV	1,692	20,981
Daikin Industries Ltd.	200	21,899
DCC PLC	219	20,153
Eiffage SA	170	19,335
Elbit Systems Ltd.	30	3,597
Ferguson PLC	322	24,184
Ferrovial SA	699	14,584
Fuji Electric Co. Ltd.	1,000	6,761
Geberit AG	15	6,617
Hino Motors Ltd.	1,200	15,413
Hitachi Construction Machinery Co. Ltd.	200	7,635
HOCHTIEF AG	163	30,411
IHI Corp.	400	12,337
ITOCHU Corp.	2,394	46,180
Jardine Matheson Holdings Ltd.	1,106	68,152
Jardine Strategic Holdings Ltd.	750	28,755
JGC Corp.	400	8,575
JTEKT Corp.	800	11,569
Kawasaki Heavy Industries Ltd.	400	12,732
Keihan Holdings Co. Ltd.	200	6,159
Komatsu Ltd.	500	16,479

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
Kone OYJ, Class B	198	$9,869
Kubota Corp.	800	13,879
Kurita Water Industries Ltd.	200	6,366
Legrand SA	141	11,046
Leonardo SpA	1,226	14,140
LIXIL Group Corp.	700	15,369
Marubeni Corp.	8,285	59,728
MINEBEA MITSUMI, Inc.	400	8,436
Mitsubishi Corp.	2,100	55,793
Mitsubishi Electric Corp.	2,200	35,157
Mitsubishi Heavy Industries Ltd.	800	30,533
Mitsui & Co. Ltd.	2,025	34,464
NGK Insulators Ltd.	400	6,830
Nidec Corp.	88	13,322
NSK Ltd.	700	9,268
Obayashi Corp.	1,600	17,392
OSRAM Licht AG	88	6,468
Prysmian SpA	330	10,349
Rexel SA	908	15,355
Rolls-Royce Holdings PLC[1]	1,911	23,365
Safran SA	186	19,668
Schindler Holding AG	64	13,367
Schneider Electric SE1	344	30,182
Seibu Holdings, Inc.	400	6,936
Shimizu Corp.	1,600	14,097
Siemens AG	701	89,247
Siemens Gamesa Renewable Energy SA	852	13,648
Skanska AB, Class B	1,000	20,377
Sumitomo Corp.	2,183	36,106
Sumitomo Heavy Industries Ltd.	200	7,522
Taisei Corp.	340	17,200
Thales SA	165	20,077
Toshiba Corp.[1]	20,542	59,105
TOTO Ltd.	100	5,162
Toyota Tsusho Corp.	1,700	56,667
Travis Perkins PLC	530	9,175
Vestas Wind Systems A/S	164	11,630
Vinci SA	475	46,676
Volvo AB, Class B3	1,689	30,705
Total Capital Goods		1,675,930
Commercial & Professional Services—1.4%
Adecco Group AG	367	26,061
Brambles Ltd.	1,053	8,061
Capita PLC[3]	2,291	4,629
Experian PLC	425	9,166
G4S PLC	3,421	11,906
ISS A/S1	355	13,097
Randstad Holding NV	375	24,637
Recruit Holdings Co. Ltd.	800	19,739
RELX NV	389	8,052
RELX PLC	495	10,173
Securitas AB, Class B	926	15,673
SGS SA	4	9,808
Toppan Printing Co. Ltd.	2,000	16,248
Wolters Kluwer NV	170	9,030
Total Commercial & Professional Services		186,280
Consumer Durables & Apparel—3.0%
adidas AG	114	27,571

	Shares	Value
Asics Corp.	400	$7,376
Cie Financiere Richemont SA	149	13,344
Electrolux AB, Series B	535	16,769
Hermes International	16	9,475
Iida Group Holdings Co. Ltd.	700	12,927
Kering	38	18,170
Li & Fung Ltd.	30,482	14,914
Luxottica Group SpA	173	10,745
LVMH Moet Hennessy Louis Vuitton SE	151	46,464
Nikon Corp.	500	8,928
Panasonic Corp.	4,500	63,618
SEB SA	48	9,162
Sega Sammy Holdings, Inc.	400	6,413
Sekisui Chemical Co. Ltd.	700	12,111
Sekisui House Ltd.	1,100	19,983
Sharp Corp.[1]	600	17,771
Sony Corp.	1,369	65,779
Swatch Group AG (The)	20	8,801
Techtronic Industries Co. Ltd.	1,257	7,327
Yue Yuen Industrial Holdings Ltd.	2,172	8,621
Total Consumer Durables & Apparel		406,269
Consumer Services—1.0%
Benesse Holdings, Inc.	200	7,184
Compass Group PLC	1,585	32,362
Galaxy Entertainment Group Ltd.	1,224	11,112
Genting Singapore PLC	6,818	5,615
McDonald’s Holdings Co. Japan Ltd.	215	10,128
Melco Resorts & Entertainment Ltd.[4]	268	7,767
MGM China Holdings Ltd.	1,534	3,958
Sands China Ltd.	1,866	10,033
Shangri-La Asia Ltd.	2,313	4,657
SJM Holdings Ltd.	8,031	6,979
TUI AG	1,219	26,129
Wynn Macau Ltd.	1,734	6,286
Total Consumer Services		132,210
Diversified Financials—2.9%
Credit Saison Co. Ltd.	395	6,515
Credit Suisse Group AG1	1,648	27,518
Deutsche Bank AG	2,938	40,924
EXOR NV	2,142	152,054
First Pacific Co. Ltd.	12,205	6,640
Groupe Bruxelles Lambert SA	94	10,728
Hong Kong Exchanges & Clearing Ltd.	175	5,690
Japan Exchange Group, Inc.	200	3,695
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	8,844
Nomura Holdings, Inc.	2,800	16,092
ORIX Corp.	1,500	26,495
Pargesa Holding SA	110	9,730
SBI Holdings, Inc.	200	4,592
Standard Life Aberdeen PLC	5,432	27,409
UBS Group AG1	1,978	34,692
Wendel SA	82	12,778
Total Diversified Financials		394,396
Energy—7.0%
BP PLC	28,528	191,791
Caltex Australia Ltd.	663	15,969
Eni SpA	4,184	73,522
Galp Energia SGPS SA	927	17,449
Idemitsu Kosan Co. Ltd.	823	30,954

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
Inpex Corp.	1,296	$15,799
John Wood Group PLC	1,280	9,696
JXTG Holdings, Inc.	11,995	71,914
Neste OYJ	206	14,339
OMV AG	405	23,550
Repsol SA	2,504	44,392
Royal Dutch Shell PLC, Class A	4,380	137,232
Royal Dutch Shell PLC, Class B	3,416	109,113
Showa Shell Sekiyu KK	1,400	18,838
Statoil ASA	2,224	52,307
Tenaris SA	210	3,603
TOTAL SA	2,150	121,976
Total Energy		952,444
Food & Staples Retailing—4.5%
Aeon Co. Ltd.	4,158	73,483
Carrefour SA	3,824	79,245
Casino Guichard Perrachon SA	678	33,195
Colruyt SA	213	11,767
FamilyMart UNY Holdings Co. Ltd.	100	8,284
ICA Gruppen AB3	411	14,497
J Sainsbury PLC	10,606	35,529
Jeronimo Martins SGPS SA	815	14,839
Koninklijke Ahold Delhaize NV	3,222	76,248
METRO AG	1,858	32,882
Seven & i Holdings Co. Ltd.	1,200	51,137
Tesco PLC	25,452	73,515
Wesfarmers Ltd.	1,580	50,368
Wm Morrison Supermarkets PLC	7,815	23,406
Woolworths Group Ltd.	1,965	39,626
Total Food & Staples Retailing		618,021
Food, Beverage & Tobacco—4.1%
Ajinomoto Co., Inc.	600	10,824
Anheuser-Busch InBev SA	369	40,517
Asahi Group Holdings Ltd.	298	15,944
Associated British Foods PLC	558	19,499
British American Tobacco PLC	485	28,106
Carlsberg A/S, Class B3	61	7,254
Coca-Cola Amatil Ltd.	912	6,065
Coca-Cola Bottlers Japan, Inc.	200	8,218
Coca-Cola European Partners PLC	310	12,915
Coca-Cola HBC AG1	272	10,050
Danone SA	335	27,081
Davide Campari-Milano SpA	387	2,927
Diageo PLC	682	23,076
Golden Agri-Resources Ltd.	35,000	9,342
Heineken Holding NV	226	23,264
Heineken NV	219	23,513
Imperial Brands PLC	533	18,139
Japan Tobacco, Inc.	600	17,123
Kerry Group PLC, Class A	254	25,740
Kikkoman Corp.	200	8,011
Kirin Holdings Co. Ltd.	700	18,519
Marine Harvest ASA	220	4,405
MEIJI Holdings Co. Ltd.	200	15,289
Nestle SA	1,015	80,153
Orkla ASA	477	5,112
Pernod Ricard SA	61	10,146
Suntory Beverage & Food Ltd.	300	14,527

	Shares	Value
Swedish Match AB	149	$6,716
WH Group Ltd.[2]	17,864	19,029
Wilmar International Ltd.	17,940	43,506
Yamazaki Baking Co. Ltd.	600	12,496
Total Food, Beverage & Tobacco		567,506
Health Care Equipment & Services—1.5%
Alfresa Holdings Corp.	1,200	26,731
Essilor International Cie Generale d’Optique SA	76	10,244
Fresenius Medical Care AG & Co. KGaA	210	21,431
Fresenius SE & Co. KGaA	482	36,788
Koninklijke Philips NV	623	23,879
Medipal Holdings Corp.	1,500	31,001
Olympus Corp.	200	7,560
Ramsay Health Care Ltd.	177	8,461
Smith & Nephew PLC	531	9,914
Sonic Healthcare Ltd.	352	6,178
Suzuken Co. Ltd.	553	23,035
Total Health Care Equipment & Services		205,222
Household & Personal Products—1.3%
Essity AB, Class B1	552	15,199
Henkel AG & Co KGaA	69	8,681
Kao Corp.	200	14,917
L’Oreal SA	138	31,118
Reckitt Benckiser Group PLC	168	14,220
Shiseido Co. Ltd.	200	12,766
Unicharm Corp.	300	8,601
Unilever NV	678	38,248
Unilever PLC	544	30,185
Total Household & Personal Products		173,935
Insurance—7.4%
Aegon NV	3,606	24,285
Ageas	188	9,702
AIA Group Ltd.	2,735	23,139
Allianz SE	330	74,433
Assicurazioni Generali SpA	2,870	55,151
Aviva PLC	4,551	31,659
AXA SA	3,475	92,313
Baloise Holding AG	53	8,086
CNP Assurances	1,358	34,238
Dai-ichi Life Holdings, Inc.	1,800	32,920
Direct Line Insurance Group PLC	1,140	6,098
Hannover Rueck SE	127	17,322
Insurance Australia Group Ltd.	1,491	8,555
Japan Post Holdings Co. Ltd.	9,457	114,266
Legal & General Group PLC	3,226	11,666
Mapfre SA	6,212	20,635
Medibank Pvt Ltd.	3,129	6,960
MS&AD Insurance Group Holdings, Inc.	1,400	43,125
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	246	57,135
NN Group NV	285	12,632
Poste Italiane SpA[2]	4,349	39,687
Prudential PLC	2,094	52,243
QBE Insurance Group Ltd.	1,563	11,545
RSA Insurance Group PLC	1,424	12,585
Sampo OYJ, Class A	93	5,177
SCOR SE	376	15,380
Sompo Holdings, Inc.	800	31,902
Sony Financial Holdings, Inc.	500	9,036

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
Suncorp Group Ltd.	1,170	$11,972
Swiss Life Holding AG1	35	12,438
Swiss Re AG	252	25,600
T&D Holdings, Inc.	800	12,589
Tokio Marine Holdings, Inc.	900	40,392
Tryg A/S	141	3,269
UnipolSai Assicurazioni SpA	4,609	10,957
Zurich Insurance Group AG1	109	35,673
Total Insurance		1,014,765
Materials—7.7%
Air Liquide SA	206	25,203
Air Water, Inc.	500	9,652
Akzo Nobel NV	183	17,271
Amcor Ltd.	1,339	14,554
Anglo American PLC	950	22,135
ArcelorMittal[1]	1,557	49,212
Asahi Kasei Corp.	1,573	20,685
BASF SE	677	68,665
BHP Billiton Ltd.	858	18,566
BHP Billiton PLC	660	12,995
BlueScope Steel Ltd.	721	8,345
Covestro AG2	149	14,634
CRH PLC	177	5,981
Evonik Industries AG	483	17,013
Fortescue Metals Group Ltd.	1,798	5,972
Fresnillo PLC	119	2,118
Givaudan SA	4	9,089
Glencore PLC[1]	30,339	150,576
HeidelbergCement AG	231	22,665
Hitachi Chemical Co. Ltd.	300	6,612
Hitachi Metals Ltd.	600	6,973
Israel Chemicals Ltd.	1,404	5,919
JFE Holdings, Inc.	1,248	24,848
Johnson Matthey PLC	415	17,709
Kaneka Corp.	1,000	9,864
Kobe Steel Ltd.[1]	1,400	13,730
Kuraray Co. Ltd.	500	8,557
LafargeHolcim Ltd.[1]	485	26,489
Linde AG	99	19,846
Mitsubishi Chemical Holdings Corp.	3,300	31,650
Mitsubishi Gas Chemical Co., Inc.	300	7,111
Mitsubishi Materials Corp.	400	11,716
Newcrest Mining Ltd.	228	3,421
Nippon Paint Holdings Co. Ltd.	200	7,287
Nippon Steel & Sumitomo Metal Corp.	1,864	40,452
Nitto Denko Corp.	100	7,440
Norsk Hydro ASA	1,470	8,604
Oji Holdings Corp.	3,000	19,126
Rio Tinto Ltd.	146	8,142
Rio Tinto PLC	449	22,744
Shin-Etsu Chemical Co. Ltd.	200	20,451
Solvay SA	100	13,879
South32 Ltd.	2,601	6,424
Stora Enso OYJ, Class R	748	13,730
Sumitomo Chemical Co. Ltd.	3,000	17,151
Sumitomo Metal Mining Co. Ltd.	200	8,133
Taiheiyo Cement Corp.	300	10,663
Taiyo Nippon Sanso Corp.	500	7,480

	Shares	Value
Teijin Ltd.	500	$9,403
thyssenkrupp AG	1,794	46,753
Toray Industries, Inc.	2,000	18,825
Tosoh Corp.	400	7,767
Toyo Seikan Group Holdings Ltd.	900	13,303
Umicore SA	259	13,675
UPM-Kymmene OYJ[1]	461	17,066
voestalpine AG	241	12,617
Yara International ASA	271	11,429
Total Materials		1,052,320
Media—1.0%
Altice NV, Class B1	2,588	21,309
Dentsu, Inc.	200	8,745
Hakuhodo DY Holdings, Inc	900	12,296
Lagardere SCA	353	10,072
Pearson PLC	734	7,712
Publicis Groupe SA	156	10,855
RTL Group SA	114	9,422
Sky PLC	1,227	22,333
Toho Co. Ltd.	200	6,591
Vivendi SA	620	16,013
WPP PLC	1,006	15,982
Total Media		141,330
Pharmaceuticals, Biotechnology & Life Sciences—2.7%
Astellas Pharma, Inc.	800	12,156
AstraZeneca PLC	292	20,053
Bayer AG	357	40,301
Chugai Pharmaceutical Co. Ltd.	100	5,012
CSL Ltd.	57	6,797
Daiichi Sankyo Co. Ltd.	300	9,972
Eurofins Scientific SE	10	5,276
GlaxoSmithKline PLC	2,119	41,437
Grifols SA	94	2,660
H Lundbeck A/S	61	3,400
Kyowa Hakko Kirin Co. Ltd.	200	4,301
Lonza Group AG1	28	6,585
Merck KGaA	74	7,089
Novartis AG	550	44,374
Novo Nordisk A/S, Class B	254	12,468
Otsuka Holdings Co. Ltd.	300	14,931
Recordati SpA	92	3,392
Roche Holding AG	165	37,752
Sanofi	495	39,771
Shire PLC	292	14,625
Takeda Pharmaceutical Co. Ltd.	300	14,443
Teva Pharmaceutical Industries Ltd.[4]	997	17,039
Vifor Pharma AG	45	6,920
Total Pharmaceuticals, Biotechnology & Life Sciences		370,754
Real Estate—1.4%
Azrieli Group Ltd.	42	2,011
CapitaLand Ltd.	3,975	10,822
CK Asset Holdings Ltd.	1,333	11,184
Daito Trust Construction Co. Ltd.	100	16,935
Daiwa House Industry Co. Ltd.	900	34,189
Goodman Group	1,056	6,828
Hang Lung Group Ltd.	1,289	4,213
Hulic Co. Ltd.	400	4,318
ICADE	61	5,919

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
LendLease Group	1,198	$15,907
Mirvac Group	3,839	6,331
Mitsubishi Estate Co. Ltd.	700	11,519
Mitsui Fudosan Co. Ltd.	600	14,285
New World Development Co. Ltd.	6,865	9,692
Nomura Real Estate Holdings, Inc.	300	6,956
Segro PLC	860	7,253
Tokyu Fudosan Holdings Corp.	1,500	10,677
Wharf Holdings Ltd. (The)	962	3,303
Wheelock & Co. Ltd.	1,305	9,536
Total Real Estate		191,878
Retailing—1.3%
Don Quijote Holdings Co. Ltd.	200	11,359
Dufry AG1	68	8,887
Hennes & Mauritz AB, Class B	1,223	18,280
Industria de Diseno Textil SA	845	26,427
Isetan Mitsukoshi Holdings Ltd.	1,100	12,029
J Front Retailing Co. Ltd.	400	6,661
Jardine Cycle & Carriage Ltd.	647	17,022
Kingfisher PLC	3,331	13,668
Marks & Spencer Group PLC	3,890	14,745
Next PLC	95	6,342
Rakuten, Inc.	1,100	9,028
Takashimaya Co. Ltd.	1,000	9,525
Yamada Denki Co. Ltd.[3]	2,800	16,876
Zalando SE1,2	124	6,753
Total Retailing		177,602
Semiconductors & Semiconductor Equipment—0.4%
ASM Pacific Technology Ltd.	534	7,457
NXP Semiconductors NV1	187	21,879
Renesas Electronics Corp.[1]	900	8,894
STMicroelectronics NV	586	12,962
Total Semiconductors & Semiconductor Equipment		51,192
Software & Services—1.2%
Amadeus IT Group SA	156	11,508
Atos SE	138	18,856
Capgemini SE	169	21,034
Dassault Systemes SE	70	9,504
Fujitsu Ltd.	6,277	37,715
Otsuka Corp.	200	10,080
SAP SE	340	35,530
United Internet AG	111	6,976
Yahoo Japan Corp.	1,800	8,361
Total Software & Services		159,564
Technology Hardware & Equipment—2.2%
Alps Electric Co. Ltd.	300	7,306
Brother Industries Ltd.	300	6,846
Canon, Inc.	1,200	43,442
FUJIFILM Holdings Corp.	600	23,673
Hitachi High-Technologies Corp.	200	9,328
Hitachi Ltd.	10,067	72,234
Konica Minolta, Inc.	1,200	10,076
NEC Corp.	887	24,688
Nippon Electric Glass Co. Ltd.	100	2,859
Nokia OYJ	4,599	25,368
Omron Corp.	200	11,490
Ricoh Co. Ltd.	1,700	16,576
Seiko Epson Corp.	600	10,279

	Shares	Value
TDK Corp.	200	$17,508
Telefonaktiebolaget LM Ericsson, Class B3	3,453	21,819
Yaskawa Electric Corp.	100	4,438
Total Technology Hardware & Equipment		307,930
Telecommunication Services—4.8%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,167	2,765
BT Group PLC	9,651	30,800
Deutsche Telekom AG	5,103	83,156
Elisa OYJ	99	4,477
Iliad SA	30	6,198
KDDI Corp.	1,700	43,247
Koninklijke KPN NV	2,774	8,314
Millicom International Cellular SA	95	6,460
Nippon Telegraph & Telephone Corp.	2,200	101,405
NTT DOCOMO, Inc.	1,500	37,934
Orange SA	2,635	44,672
Proximus SADP	231	7,168
SoftBank Group Corp.	941	69,069
Spark New Zealand Ltd.	4,644	11,190
Swisscom AG	21	10,386
TDC A/S1	377	3,118
Tele2 AB, Class B	601	7,187
Telecom Italia SpA[1]	24,758	23,476
Telefonica Deutschland Holding AG	1,929	9,053
Telefonica SA	5,690	56,179
Telenor ASA	648	14,609
Telia Co. AB	2,648	12,398
Telstra Corp. Ltd.	7,094	17,086
TPG Telecom Ltd.	727	3,061
Vodafone Group PLC	17,468	47,592
Total Telecommunication Services		661,000
Transportation—3.1%
A.P. Moeller - Maersk A/S, Class A1	1	1,461
A.P. Moeller - Maersk A/S, Class B1	15	23,125
Abertis Infraestructuras SA	452	10,128
Aena SME SA2	60	12,076
Aeroports de Paris	47	10,231
ANA Holdings, Inc.[3]	400	15,357
Atlantia SpA	338	10,455
Bollore SA	3,387	18,037
Central Japan Railway Co.	100	18,909
Deutsche Lufthansa AG	1,154	36,815
Deutsche Post AG	1,664	72,691
DSV A/S	228	17,842
East Japan Railway Co.	300	27,848
easyJet PLC	331	7,450
Fraport AG Frankfurt Airport Services Worldwide	84	8,275
International Consolidated Airlines Group SA	2,733	23,595
Mitsui OSK Lines Ltd.	600	16,841
Nippon Express Co. Ltd.	300	19,605
Nippon Yusen KK	900	17,441
Royal Mail PLC	2,035	15,438
Ryanair Holdings PLC[1,4]	141	17,322
Singapore Airlines Ltd.	1,500	12,400
Yamato Holdings Co. Ltd.	600	14,948
Total Transportation		428,290
Utilities—7.0%
AGL Energy Ltd.	669	11,125

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
Centrica PLC	20,618	$41,128
Chubu Electric Power Co., Inc.	1,800	25,676
Chugoku Electric Power Co., Inc. (The)	1,100	13,363
E.ON SE	4,331	48,045
EDP - Energias de Portugal SA	4,652	17,667
Electric Power Development Co. Ltd.	300	7,673
Electricite de France SA	5,878	85,014
Endesa SA	1,000	21,996
Enel SpA	12,785	78,146
Engie SA	4,711	78,535
Gas Natural SDG SA	1,152	27,471
Iberdrola SA	4,186	30,745
Innogy SE2	1,194	56,491
Kansai Electric Power Co., Inc. (The)	2,200	28,527
Kyushu Electric Power Co., Inc.	1,500	17,997
National Grid PLC	2,006	22,574
Orsted A/S2	145	9,378
RWE AG1	2,273	56,077
Severn Trent PLC	222	5,743
SSE PLC	2,378	42,566
Suez	1,325	19,180
Terna Rete Elettrica Nazionale SpA	580	3,388
Toho Gas Co. Ltd.	200	6,197
Tohoku Electric Power Co., Inc.	1,400	18,890
Tokyo Electric Power Co. Holdings, Inc.[1]	12,100	46,989
Tokyo Gas Co. Ltd.	600	15,898
Uniper SE	2,656	80,845
United Utilities Group PLC	544	5,459
Veolia Environnement SA	1,211	28,663
Total Utilities		951,446
Total Common Stocks
(Cost $12,605,558)		13,475,260
PREFERRED STOCKS—0.9%
Automobiles & Components—0.8%
Volkswagen AG, 1.17%	523	103,801
Bayerische Motoren Werke AG, 4.39%	73	6,837
Total Automobiles & Components		110,638
Capital Goods—0.0%[5]
Rolls-Royce Holdings PLC, Class C1,6	79,994	112
Household & Personal Products—0.1%
Henkel AG & Co KGaA, 1.71%	117	15,375
Total Preferred Stocks
(Cost $104,622)		126,125

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[7]
(Cost $17,638)	17,638	17,638

Investment of Cash Collateral for Securities
Loaned—0.7%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[7]
(Cost $98,690)	98,690	98,690
Total Investments—100.2%
(Cost $12,826,508)		13,717,713
Liabilities in Excess of Other Assets—(0.2)%		(33,200)
Net Assets—100.0%		$13,684,513

PLC	-	Public Limited Company

1	Non-income producing security.
2	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $176,646 or 1.29% of the Fund’s net assets at period end.
3	All or a portion of the security was on loan. The aggregate value of the securities on loan was $108,366; total value of the collateral held by the Fund was $114,996. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $16,306.
4	American Depositary Receipt.
5	Less than 0.05%
6	The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.
7	Rate shown represents annualized 7-day yield as of March 31, 2018.

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer International Revenue ETF

Geographical Holdings (Unaudited)

Country	Value	% of Net Assets

Japan	$4,292,553	31.4%
Germany	1,808,632	13.2
France	1,731,590	12.6
United Kingdom	1,597,403	11.7
Netherlands	752,273	5.5
Switzerland	690,533	5.0
Spain	471,468	3.4
Australia	431,353	3.1
Italy	384,399	2.8
Hong Kong	281,833	2.1
Sweden	226,476	1.7
Singapore	150,095	1.1
United States	130,953	1.0
Denmark	123,706	0.9
Belgium	121,699	0.9
Norway	105,555	0.8
Finland	90,026	0.7
Luxembourg	67,513	0.5
Austria	56,830	0.4
Ireland	56,209	0.4
Portugal	49,956	0.4
Israel	40,569	0.3
Macau	20,277	0.1
China	16,044	0.1
New Zealand	11,190	0.1
Colombia	6,460	0.0 [1]
Mexico	2,118	0.0 [1]

Total Investments	13,717,713	100.2
Liabilities in Excess of Other Assets	(33,200)	(0.2)
Net Assets	$13,684,513	100.0%

1   Less than 0.05%

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited

Oppenheimer Global Revenue ETF

	Shares	Value
COMMON STOCKS—98.4%
Automobiles & Components—6.8%
Aisin Seiki Co. Ltd.	300	$16,192
Aptiv PLC	109	9,262
Bayerische Motoren Werke AG	495	53,664
Bridgestone Corp.	348	15,144
Daimler AG1	975	82,702
Delphi Technologies PLC	36	1,715
Denso Corp.	384	20,877
Fiat Chrysler Automobiles NV1	2,538	51,509
Ford Motor Co.	6,282	69,604
Geely Automobile Holdings Ltd.	1,488	4,285
General Motors Co.	1,486	54,001
Goodyear Tire & Rubber Co. (The)	272	7,230
Honda Motor Co. Ltd.	1,600	54,778
Hyundai Mobis Co. Ltd.	77	18,349
Hyundai Motor Co.	257	34,599
Hyundai Wia Corp.	98	5,057
Isuzu Motors Ltd.	700	10,590
Kia Motors Corp.	775	23,158
Lear Corp.	79	14,701
Magna International, Inc.	368	20,714
Mahindra & Mahindra Ltd.	1,008	11,420
Mazda Motor Corp.	1,100	14,579
Mitsubishi Motors Corp.	1,235	8,733
Nissan Motor Co. Ltd.	4,936	50,799
Peugeot SA	1,478	35,536
Renault SA	307	37,190
Subaru Corp.	500	16,403
Sumitomo Electric Industries Ltd.	900	13,595
Suzuki Motor Corp.	273	14,640
Tata Motors Ltd.[1]	3,386	16,968
Tesla, Inc.[1,2]	22	5,855
Toyota Motor Corp.	1,895	121,914
Yamaha Motor Co. Ltd.	300	8,815
Total Automobiles & Components		924,578
Banks—8.1%
Alior Bank SA1	141	3,028
Australia & New Zealand Banking Group Ltd.	960	19,779
Axis Bank Ltd.	905	7,084
Banco Bilbao Vizcaya Argentaria SA	3,168	25,048
Banco Bradesco SA	3,638	42,109
Banco de Chile	63,441	10,666
Banco do Brasil SA	2,409	29,739
Banco Santander Brasil SA	1,703	20,450
Banco Santander SA	3,350	21,815
Banco Santander SA2,3	3,735	24,464
Bank Central Asia Tbk PT	11,532	19,517
Bank Handlowy w Warszawie SA	197	4,348
Bank Millennium SA1	1,094	2,622
Bank of America Corp.	1,703	51,073
Bank of China Ltd., Class H	40,866	21,973
BDO Unibank, Inc.	2,647	7,052
BNP Paribas SA	703	52,022
CaixaBank SA	2,178	10,372
China Construction Bank Corp., Class H	60,198	61,822
Citigroup, Inc.	629	42,457
Commercial International Bank Egypt SAE	510	2,575
Commerzbank AG1	646	8,377

	Shares	Value
Credit Agricole SA	2,551	$41,429
DNB ASA	553	10,717
Dubai Islamic Bank PJSC	9,054	13,089
Erste Group Bank AG1	207	10,387
Grupo Financiero Banorte SAB de CV, Class O	1,038	6,320
HSBC Holdings PLC	4,186	39,073
ICICI Bank Ltd.	2,078	8,868
Industrial & Commercial Bank of China Ltd., Class H	26,261	22,519
ING Groep NV	2,073	34,928
JPMorgan Chase & Co.	595	65,432
Kasikornbank PCL	2,057	13,946
Lloyds Banking Group PLC	36,998	33,559
Masraf Al Rayan QSC	1,200	11,645
MCB Bank Ltd.	1,208	2,325
Mitsubishi UFJ Financial Group, Inc.	3,871	25,344
Moneta Money Bank AS4	1,433	5,936
National Bank of Greece SA1	14,537	4,670
OTP Bank Nyrt	194	8,728
Piraeus Bank SA1	914	2,889
Royal Bank of Canada	516	39,831
Royal Bank of Scotland Group PLC[1]	3,757	13,640
Sberbank of Russia PJSC[3]	1,688	31,481
Security Bank Corp.	876	4,029
Societe Generale SA	648	35,193
Standard Chartered PLC	1,234	12,337
State Bank of India	5,475	20,978
Sumitomo Mitsui Financial Group, Inc.	600	25,111
SVB Financial Group[1]	26	6,240
UniCredit SpA[1]	676	14,123
VTB Bank PJSC	8,117	15,893
Wells Fargo & Co.	827	43,343
Total Banks		1,112,395
Capital Goods—10.1%
ABB Ltd.	1,087	25,790
ACS Actividades de Construccion y Servicios SA	570	22,187
AGCO Corp.	126	8,171
Airbus SE	348	40,145
Alfa SAB de CV, Class A	6,082	7,760
Alliance Global Group, Inc.[1]	4,946	1,251
ANDRITZ AG	114	6,365
Arconic, Inc.	280	6,451
Asahi Glass Co. Ltd.	200	8,265
BAE Systems PLC	1,940	15,822
Bharat Heavy Electricals Ltd.	2,625	3,274
Boeing Co. (The)	106	34,755
Bombardier, Inc., Class B1	2,508	7,295
Bouygues SA	461	23,081
CAE, Inc.	385	7,161
Caterpillar, Inc.	137	20,191
China Communications Construction Co. Ltd., Class H	8,462	8,690
China Railway Construction Corp. Ltd., Class H	7,425	7,436
China Railway Group Ltd., Class H	13,538	9,384
China State Construction International Holdings Ltd.	3,814	4,656
CIMIC Group Ltd.	137	4,673

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
CITIC Ltd.	16,071	$22,484
CJ Corp.	91	13,446
CNH Industrial NV	1,075	13,330
Cobham PLC[1]	1,691	2,915
Cummins, Inc.	82	13,291
Daewoo Engineering & Construction Co. Ltd.[1]	1,286	6,286
DCC PLC	138	12,699
Deere & Co.	102	15,843
Doosan Heavy Industries & Construction Co. Ltd.[1]	549	8,189
Embraer SA	897	5,816
Ferguson PLC	207	15,547
Finning International, Inc.	199	4,796
Fluor Corp.	204	11,673
Fosun International Ltd.	3,005	6,509
Fuji Electric Co. Ltd.	1,000	6,761
General Dynamics Corp.	96	21,206
General Electric Co.	3,761	50,698
GS Engineering & Construction Corp.	278	7,772
Hanwha Corp.	531	19,603
HD Supply Holdings, Inc.[1]	145	5,501
Hino Motors Ltd.	700	8,991
Hitachi Construction Machinery Co. Ltd.	100	3,818
HOCHTIEF AG	88	16,418
Huntington Ingalls Industries, Inc.	29	7,475
Hyundai Engineering & Construction Co. Ltd.	258	10,311
Hyundai Heavy Industries Co. Ltd.[1]	74	9,546
IHI Corp.	200	6,168
Ingersoll-Rand PLC	131	11,202
ITOCHU Corp.	1,222	23,573
Jacobs Engineering Group, Inc.	135	7,985
Jardine Matheson Holdings Ltd.	588	36,233
Jardine Strategic Holdings Ltd.	474	18,173
JGC Corp.	300	6,432
Johnson Controls International PLC	403	14,202
JTEKT Corp.	400	5,785
Kajima Corp.	865	8,028
Kawasaki Heavy Industries Ltd.	300	9,549
KOC Holding AS	4,202	17,269
Komatsu Ltd.	279	9,195
Kubota Corp.	500	8,674
Leonardo SpA	582	6,713
LIXIL Group Corp.	400	8,782
Lockheed Martin Corp.	76	25,683
Marubeni Corp.	4,100	29,558
MINEBEA MITSUMI, Inc.	200	4,218
MISUMI Group, Inc.	27	735
Mitsubishi Corp.	960	25,505
Mitsubishi Electric Corp.	1,054	16,843
Mitsubishi Heavy Industries Ltd.	400	15,267
Mitsui & Co. Ltd.	1,138	19,368
Nabtesco Corp.	63	2,414
Northrop Grumman Corp.	48	16,758
NSK Ltd.	400	5,296
Obayashi Corp.	700	7,609
Posco Daewoo Corp.	599	12,897
Raytheon Co.	80	17,266
Rexel SA	596	10,079

	Shares	Value
Rolls-Royce Holdings PLC[1]	997	$12,190
Samsung C&T Corp.	123	15,809
Samsung Heavy Industries Co. Ltd.[1]	543	4,014
Schindler Holding AG	135	29,041
Siemens AG	387	49,271
Siemens Gamesa Renewable Energy SA	541	8,666
SK Holdings Co. Ltd.	162	45,367
SK Networks Co. Ltd.	1,568	8,517
SNC-Lavalin Group, Inc.	208	9,127
Spirit AeroSystems Holdings, Inc., Class A	75	6,278
Sumitomo Corp.	1,000	16,540
Taisei Corp.	100	5,059
Textron, Inc.	212	12,502
Toshiba Corp.[1]	8,543	24,581
TOTO Ltd.	100	5,162
Toyota Tsusho Corp.	800	26,667
Travis Perkins PLC	326	5,643
United Technologies Corp.	256	32,210
Vestas Wind Systems A/S	83	5,886
Vinci SA	311	30,560
Volvo AB, Class B2	1,004	18,252
W.W. Grainger, Inc.[2]	27	7,621
Weichai Power Co. Ltd., Class H	2,741	3,073
Total Capital Goods		1,383,222
Commercial & Professional Services—0.8%
Capita PLC[2]	1,330	2,687
Dai Nippon Printing Co. Ltd.	500	10,263
G4S PLC	2,544	8,854
ISS A/S1	291	10,736
ManpowerGroup, Inc.	135	15,538
Persol Holdings Co. Ltd.	300	8,604
Randstad Holding NV	322	21,155
Recruit Holdings Co. Ltd.	500	12,337
SGS SA	11	26,972
Total Commercial & Professional Services		117,146
Consumer Durables & Apparel—2.1%
adidas AG	63	15,237
D.R. Horton, Inc.	182	7,979
Electrolux AB, Series B	452	14,167
Feng TAY Enterprise Co. Ltd.	1,000	4,544
Haier Electronics Group Co. Ltd.[1]	2,123	7,561
Husqvarna AB, Class B	1,313	12,618
Iida Group Holdings Co. Ltd.	400	7,387
LG Electronics, Inc.	239	24,440
Li & Fung Ltd.	20,893	10,222
Lululemon Athletica, Inc.[1,2]	52	4,634
LVMH Moet Hennessy Louis Vuitton SE	102	31,386
Mattel, Inc.[2]	189	2,485
Michael Kors Holdings Ltd.[1]	66	4,097
Newell Brands, Inc.[2]	297	7,568
NIKE, Inc., Class B	254	16,876
Panasonic Corp.	1,970	27,850
Polaris Industries, Inc.	36	4,123
PulteGroup, Inc.	198	5,839
PVH Corp.	44	6,663
Sega Sammy Holdings, Inc.	300	4,810
Sharp Corp.[1]	300	8,886
Sony Corp.	636	30,559

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Under Armour, Inc., Class A1,2	196	$3,205
VF Corp.	125	9,265
Whirlpool Corp.	72	11,024
Yue Yuen Industrial Holdings Ltd.	2,207	8,760
Total Consumer Durables & Apparel		292,185
Consumer Services—1.0%
Aramark	421	16,655
Benesse Holdings, Inc.	200	7,184
Chipotle Mexican Grill, Inc.[1,2]	14	4,523
Flight Centre Travel Group Ltd.	98	4,284
Hilton Worldwide Holdings, Inc.	214	16,855
Marriott International, Inc., Class A	136	18,493
McDonald’s Holdings Co. Japan Ltd.	100	4,711
Melco Resorts & Entertainment Ltd.[3]	266	7,709
MGM Resorts International	268	9,385
Minor International PCL	8,004	9,727
SJM Holdings Ltd.	8,752	7,605
Tabcorp Holdings Ltd.	1,826	6,149
TUI AG	836	17,919
Yum China Holdings, Inc.	142	5,893
Total Consumer Services		137,092
Diversified Financials—3.1%
Ally Financial, Inc.	193	5,240
Ameriprise Financial, Inc.	52	7,693
ASX Ltd.	206	8,858
Berkshire Hathaway, Inc., Class B1	285	56,852
Brookfield Asset Management, Inc., Class A	458	17,840
Capital One Financial Corp.	162	15,523
Cboe Global Markets, Inc.	53	6,047
Challenger Ltd.	331	2,930
CI Financial Corp.	300	6,422
Credit Suisse Group AG1	1,012	16,898
Deutsche Bank AG	1,288	17,941
EXOR NV	1,021	72,478
First Pacific Co. Ltd.	11,392	6,198
Goldman Sachs Group, Inc. (The)	77	19,393
GT Capital Holdings, Inc.	136	3,047
Haci Omer Sabanci Holding AS	3,449	9,124
Hargreaves Lansdown PLC	315	7,216
Leucadia National Corp.	301	6,842
Morgan Stanley	416	22,447
Onex Corp.	229	16,505
ORIX Corp.	721	12,735
S&P Global, Inc.	59	11,273
Singapore Exchange Ltd.	5,106	28,698
Standard Life Aberdeen PLC	2,520	12,716
Synchrony Financial	244	8,181
UBS Group AG1	1,244	21,818
Voya Financial, Inc.	140	7,070
Total Diversified Financials		427,985
Energy—9.8%
Andeavor	169	16,995
Baker Hughes a GE Co.	510	14,163
Banpu PCL	7,664	4,853
Bharat Petroleum Corp. Ltd.	1,877	12,301
BP PLC	13,648	91,754
Caltex Australia Ltd.	355	8,550
Cenovus Energy, Inc.	889	7,564
Chevron Corp.	505	57,590

	Shares	Value
China Oilfield Services Ltd., Class H	5,332	$5,496
China Petroleum & Chemical Corp., Class H	45,989	40,374
CNOOC Ltd.	14,211	20,932
ConocoPhillips	375	22,234
Empresas COPEC SA	547	8,592
Enbridge, Inc.	534	16,783
Eni SpA	2,217	38,957
EOG Resources, Inc.	215	22,633
Exxon Mobil Corp.	1,248	93,113
Gazprom PJSC[3]	10,802	53,254
Grupa Lotos SA	149	2,297
Hindustan Petroleum Corp. Ltd.	2,091	11,056
HollyFrontier Corp.	143	6,987
Idemitsu Kosan Co. Ltd.	297	11,171
Indian Oil Corp. Ltd.	8,356	22,625
John Wood Group PLC	1,358	10,287
JXTG Holdings, Inc.	5,700	34,173
LUKOIL PJSC[3]	873	60,429
Marathon Petroleum Corp.	468	34,215
Neste OYJ	141	9,815
Oil & Natural Gas Corp. Ltd.	5,162	14,072
OMV AG	183	10,641
Origin Energy Ltd.[1]	884	5,899
Petroleo Brasileiro SA1	6,020	42,312
Phillips 66	483	46,329
Plains GP Holdings LP, Class A1	577	12,550
Polski Koncern Naftowy ORLEN SA	360	8,841
PrairieSky Royalty Ltd.	354	7,735
PTT PCL	2,028	35,540
Reliance Industries Ltd.	1,497	20,260
Repsol SA	1,175	20,831
Rosneft Oil Co. PJSC[1]	7,340	40,238
Royal Dutch Shell PLC, Class A	3,673	115,081
Showa Shell Sekiyu KK	700	9,419
SK Innovation Co. Ltd.	101	19,899
S-Oil Corp.	87	9,754
Statoil ASA	1,178	27,706
TechnipFMC PLC	372	10,955
TOTAL SA	1,293	73,356
Tupras Turkiye Petrol Rafinerileri AS	350	9,710
Ultrapar Participacoes SA	748	15,961
Valero Energy Corp.	435	40,355
Total Energy		1,336,637
Food & Staples Retailing—6.0%
Aeon Co. Ltd.	2,400	42,415
Alimentation Couche-Tard, Inc., Class B	353	15,790
Berli Jucker PCL	2,496	4,510
Bid Corp. Ltd.	412	8,962
Carrefour SA	2,076	43,021
Casino Guichard Perrachon SA	373	18,262
Costco Wholesale Corp.	314	59,167
CVS Health Corp.	1,046	65,071
Empire Co. Ltd.	327	6,559
George Weston Ltd.	274	22,043
J Sainsbury PLC	6,108	20,461
Koninklijke Ahold Delhaize NV	1,776	42,028
Kroger Co. (The)	1,722	41,225
Magnit PJSC	533	9,826

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
METRO AG	1,104	$19,538
Raia Drogasil SA	290	6,527
Seven & i Holdings Co. Ltd.	700	29,830
Sun Art Retail Group Ltd.	6,564	7,636
Sysco Corp.	531	31,839
Tesco PLC	12,934	37,358
Walgreens Boots Alliance, Inc.	808	52,900
Wal-Mart de Mexico SAB de CV	5,311	13,460
Walmart, Inc.	1,918	170,644
Wesfarmers Ltd.	768	24,483
Woolworths Group Ltd.	1,090	21,981
Total Food & Staples Retailing		815,536
Food, Beverage & Tobacco—4.1%
Ajinomoto Co., Inc.	300	5,412
Anadolu Efes Biracilik Ve Malt Sanayii AS	669	4,573
Anheuser-Busch InBev SA	312	34,258
Arca Continental SAB de CV	316	2,176
Archer-Daniels-Midland Co.	623	27,019
Asahi Group Holdings Ltd.	179	9,577
Associated British Foods PLC	429	14,991
BRF SA1	616	4,231
Britannia Industries Ltd.	54	4,115
British American Tobacco PLC	228	13,213
Bunge Ltd.	253	18,707
Calbee, Inc.[2]	100	3,376
Carlsberg A/S, Class B2	20	2,379
Charoen Pokphand Foods PCL	11,945	9,645
China Mengniu Dairy Co. Ltd.[1]	1,840	6,307
China Resources Beer Holdings Co. Ltd.	1,073	4,648
CJ CheilJedang Corp.	27	8,106
Coca-Cola Amatil Ltd.	735	4,888
Coca-Cola Bottlers Japan, Inc.	84	3,452
Coca-Cola Icecek AS	649	5,904
Felda Global Ventures Holdings Bhd	9,859	4,231
Fomento Economico Mexicano SAB de CV	615	5,587
Genting Plantations Bhd	7,621	20,097
Gruma SAB de CV, Class B	139	1,588
Grupo Bimbo SAB de CV, Series A	2,657	5,790
Grupo Lala SAB de CV	948	1,284
Hormel Foods Corp.[2]	193	6,624
Indofood Sukses Makmur Tbk PT	13,214	6,911
Ingredion, Inc.	47	6,059
Japan Tobacco, Inc.	187	5,337
JBS SA	7,496	21,088
Kikkoman Corp.	200	8,011
Kirin Holdings Co. Ltd.	346	9,153
MEIJI Holdings Co. Ltd.	100	7,645
Molson Coors Brewing Co., Class B	93	7,006
Mondelez International, Inc., Class A	337	14,063
Nestle SA	644	50,856
Nisshin Seifun Group, Inc.	400	7,891
Nissin Foods Holdings Co. Ltd.	100	6,902
Ottogi Corp.	5	3,335
PepsiCo, Inc.	295	32,199
Philip Morris International, Inc.	143	14,214
Saputo, Inc.	427	13,695
Sime Darby Plantation Bhd[1]	3,175	4,515
Standard Foods Corp.	2,441	5,718

	Shares	Value
Suntory Beverage & Food Ltd.	200	$9,685
Tiger Brands Ltd.	407	12,778
Tingyi Cayman Islands Holding Corp.	2,617	5,429
Toyo Suisan Kaisha Ltd.	100	3,930
Treasury Wine Estates Ltd.	195	2,522
Tyson Foods, Inc., Class A	167	12,223
Ulker Biskuvi Sanayi AS	894	4,956
WH Group Ltd.[4]	11,276	12,011
Wilmar International Ltd.	11,265	27,318
Yamazaki Baking Co. Ltd.	400	8,331
Total Food, Beverage & Tobacco		555,959
Health Care Equipment & Services—4.1%
Aetna, Inc.	156	26,364
Alfresa Holdings Corp.	700	15,593
AmerisourceBergen Corp.	645	55,606
Anthem, Inc.	161	35,372
Cardinal Health, Inc.	804	50,395
Centene Corp.[1]	212	22,656
Cigna Corp.	90	15,097
DaVita, Inc.[1]	132	8,704
Envision Healthcare Corp.[1,2]	150	5,765
Express Scripts Holding Co.[1]	574	39,652
Fisher & Paykel Healthcare Corp. Ltd.	588	5,599
Fresenius Medical Care AG & Co. KGaA	193	19,696
Fresenius SE & Co. KGaA	294	22,439
HCA Healthcare, Inc.	207	20,079
Humana, Inc.	93	25,001
IHH Healthcare Bhd	13,406	20,795
McKesson Corp.	556	78,324
Medipal Holdings Corp.	800	16,534
Suzuken Co. Ltd.	324	13,496
UnitedHealth Group, Inc.	297	63,558
Total Health Care Equipment & Services		560,725
Household & Personal Products—1.0%
Amorepacific Corp.	24	6,912
AMOREPACIFIC Group	47	6,041
Coty, Inc., Class A	311	5,691
Essity AB, Class B1	729	20,073
Hengan International Group Co. Ltd.	610	5,651
Lion Corp.	200	4,071
Natura Cosmeticos SA	415	3,996
Procter & Gamble Co. (The)	441	34,962
PT Unilever Indonesia Tbk	3,841	13,817
Shiseido Co. Ltd.	100	6,383
Unilever NV	549	30,971
Total Household & Personal Products		138,568
Insurance—5.7%
Aegon NV	1,721	11,590
Aflac, Inc.	214	9,365
AIA Group Ltd.	1,814	15,347
Alleghany Corp.	8	4,916
Allianz SE	150	33,833
Allstate Corp. (The)	153	14,504
American International Group, Inc.	197	10,721
Aon PLC	55	7,718
Arthur J. Gallagher & Co.	117	8,041
Assicurazioni Generali SpA	1,537	29,536
Assurant, Inc.	44	4,022
Athene Holding Ltd., Class A1	37	1,769

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Aviva PLC	2,059	$14,323
AXA SA	1,699	45,134
China Life Insurance Co. Ltd., Class H	2,796	7,695
China Pacific Insurance Group Co. Ltd., Class H	1,303	5,836
China Taiping Insurance Holdings Co. Ltd.	2,494	8,246
Chubb Ltd.	82	11,215
Cincinnati Financial Corp.	68	5,050
CNP Assurances	820	20,674
Dai-ichi Life Holdings, Inc.	800	14,631
DB Insurance Co. Ltd.	118	7,307
Direct Line Insurance Group PLC	766	4,097
Everest Re Group Ltd.	15	3,852
Fairfax Financial Holdings Ltd.	9	4,559
FNF Group	103	4,122
Great-West Lifeco, Inc.	414	10,558
Hanwha Life Insurance Co. Ltd.	1,309	7,712
Hartford Financial Services Group, Inc. (The)	119	6,131
Hyundai Marine & Fire Insurance Co. Ltd.	164	6,039
Industrial Alliance Insurance & Financial Services, Inc.	68	2,795
ING Life Insurance Korea Ltd.[4]	50	2,095
Insurance Australia Group Ltd.	555	3,184
Intact Financial Corp.	60	4,505
Japan Post Holdings Co. Ltd.	4,300	51,956
Liberty Holdings Ltd.[2]	654	6,930
Loews Corp.	59	2,934
Manulife Financial Corp.	427	7,922
Mapfre SA	2,831	9,404
Markel Corp.[1]	5	5,851
Medibank Pvt Ltd.	1,269	2,823
MetLife, Inc.	382	17,530
MS&AD Insurance Group Holdings, Inc.	600	18,482
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109	25,316
People’s Insurance Co. Group of China Ltd. (The), Class H	12,548	5,868
PICC Property & Casualty Co. Ltd., Class H	3,259	5,706
Ping An Insurance Group Co. of China Ltd., Class H	1,332	13,544
Poste Italiane SpA[4]	2,313	21,107
Power Corp. of Canada	383	8,734
Power Financial Corp.	710	17,766
Powszechny Zaklad Ubezpieczen SA	78	951
Progressive Corp. (The)	231	14,075
Prudential Financial, Inc.	116	12,012
Prudential PLC	960	23,951
QBE Insurance Group Ltd.	590	4,358
Reinsurance Group of America, Inc.	38	5,852
RenaissanceRe Holdings Ltd.	24	3,324
RSA Insurance Group PLC	776	6,858
Samsung Fire & Marine Insurance Co. Ltd.	42	10,560
Samsung Life Insurance Co. Ltd.	71	7,694
SCOR SE	282	11,535
Sompo Holdings, Inc.	300	11,963
Sony Financial Holdings, Inc.	300	5,422
Sul America SA	653	4,313
Sun Life Financial, Inc.	145	5,951
Suncorp Group Ltd.	361	3,694

	Shares	Value
T&D Holdings, Inc.	400	$6,294
Tokio Marine Holdings, Inc.	500	22,440
Torchmark Corp.	89	7,491
Travelers Cos., Inc. (The)	87	12,081
Tryg A/S	23	533
Unum Group	84	3,999
W.R. Berkley Corp.	89	6,470
Willis Towers Watson PLC	34	5,174
XL Group Ltd.	130	7,184
Total Insurance		777,174
Materials—6.1%
ACC Ltd.	160	3,698
Akzo Nobel NV	185	17,460
Aluminum Corp. of China Ltd., Class H1	6,775	3,755
Ambuja Cements Ltd.	1,051	3,754
Amcor Ltd.	483	5,250
Anglo American Platinum Ltd.	208	5,688
Anglo American PLC	562	13,095
AngloGold Ashanti Ltd.	581	5,517
ArcelorMittal[1]	920	29,079
Asahi Kasei Corp.	903	11,874
Avery Dennison Corp.	52	5,525
Ball Corp.	196	7,783
BASF SE	456	46,250
BlueScope Steel Ltd.	469	5,429
Boliden AB	334	11,665
Boral Ltd.	248	1,415
CCL Industries, Inc., Class B	96	4,843
Cemex SAB de CV1	5,044	3,324
Chemours Co. (The)	74	3,605
China National Building Material Co. Ltd., Class H	4,260	4,625
Covestro AG4	93	9,134
CRH PLC	318	10,746
Crown Holdings, Inc.[1]	136	6,902
DowDuPont, Inc.	585	37,270
Formosa Chemicals & Fibre Corp.	6,000	22,430
Freeport-McMoRan, Inc.[1]	440	7,731
Glencore PLC[1]	15,052	74,705
Grasim Industries Ltd.	228	3,674
Grupa Azoty SA	174	2,845
Grupo Mexico SAB de CV, Series B	1,401	4,647
HeidelbergCement AG	95	9,321
Hindalco Industries Ltd.	2,186	7,191
Hyosung Corp.	77	8,633
International Paper Co.	219	11,701
James Hardie Industries PLC	87	1,526
Jastrzebska Spolka Weglowa SA1	58	1,373
JFE Holdings, Inc.	693	13,798
Jiangxi Copper Co. Ltd., Class H	5,787	8,258
Johnson Matthey PLC	284	12,119
Kinross Gold Corp.[1]	1,132	4,469
Kobe Steel Ltd.[1]	700	6,865
Kumba Iron Ore Ltd.	162	3,870
LafargeHolcim Ltd.[1]	310	16,931
LG Chem Ltd.	40	14,485
Lotte Chemical Corp.	25	10,156
LyondellBasell Industries NV, Class A	198	20,925

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Maruichi Steel Tube Ltd.	200	$6,046
Mexichem SAB de CV	2,052	6,255
Mitsubishi Chemical Holdings Corp.	1,670	16,017
Mitsubishi Materials Corp.	200	5,858
MMC Norilsk Nickel PJSC[3]	296	5,535
Nan Ya Plastics Corp.	7,000	19,639
Nine Dragons Paper Holdings Ltd.	1,778	2,660
Nippon Paint Holdings Co. Ltd.	200	7,287
Nippon Steel & Sumitomo Metal Corp.	1,080	23,438
Oji Holdings Corp.	1,000	6,375
Orica Ltd.	362	4,931
POSCO	89	28,139
Sappi Ltd.	913	5,872
Sasol Ltd.	393	13,374
Siam Cement PCL (The)	929	14,676
Sibanye Gold Ltd.	3,217	3,196
South32 Ltd.	1,638	4,046
Southern Copper Corp.	103	5,581
Sumitomo Chemical Co. Ltd.	1,866	10,668
Sumitomo Metal Mining Co. Ltd.	100	4,067
Taiheiyo Cement Corp.	100	3,554
Tata Steel Ltd.	1,023	8,957
Teck Resources Ltd., Class B	199	5,121
thyssenkrupp AG	1,065	27,755
Toray Industries, Inc.	1,366	12,857
Toyo Seikan Group Holdings Ltd.	200	2,956
Umicore SA	188	9,926
Vale SA	1,174	14,910
Vedanta Ltd.	1,618	6,893
West Fraser Timber Co. Ltd.	30	1,992
WestRock Co.	129	8,278
Wheaton Precious Metals Corp.	291	5,925
Yara International ASA	181	7,633
Total Materials		835,756
Media—1.4%
Altice NV, Class A1	1,424	11,730
Charter Communications, Inc., Class A1	57	17,739
Comcast Corp., Class A	974	33,282
Grupo Televisa SAB, Series CPO	860	2,725
Hakuhodo DY Holdings, Inc	800	10,930
Lagardere SCA	470	13,410
Liberty Global PLC, Class A1	236	7,389
Live Nation Entertainment, Inc.[1]	197	8,302
News Corp., Class A	314	4,961
Pearson PLC	448	4,707
ProSiebenSat.1 Media SE	182	6,308
Schibsted ASA, Class B	93	2,353
Time Warner, Inc.	202	19,105
Twenty-First Century Fox, Inc., Class A	409	15,006
Viacom, Inc., Class B	201	6,243
Walt Disney Co. (The)	299	30,031
Total Media		194,221
Pharmaceuticals, Biotechnology & Life Sciences—2.6%
AbbVie, Inc.	103	9,749
Allergan PLC	43	7,236
Amgen, Inc.	67	11,422
AstraZeneca PLC	164	11,263
Bayer AG	214	24,158

	Shares	Value
Bristol-Myers Squibb Co.	172	$10,879
Celgene Corp.[1]	69	6,156
China Resources Pharmaceutical Group Ltd.[4]	8,614	12,073
CSL Ltd.	39	4,651
Eli Lilly & Co.	176	13,617
Gilead Sciences, Inc.	165	12,439
GlaxoSmithKline PLC	1,245	24,346
H Lundbeck A/S	25	1,393
Hisamitsu Pharmaceutical Co., Inc.	100	7,654
IQVIA Holdings, Inc.[1]	67	6,573
Johnson & Johnson	249	31,909
Merck & Co., Inc.	355	19,337
Mylan NV1	152	6,258
Novo Nordisk A/S, Class B	108	5,301
Perrigo Co. PLC	45	3,750
Pfizer, Inc.	789	28,002
Roche Holding AG	111	25,397
Sanofi	268	21,533
Shire PLC	156	7,814
Sumitomo Dainippon Pharma Co. Ltd.	300	4,959
Taisho Pharmaceutical Holdings Co. Ltd.	100	9,826
Teva Pharmaceutical Industries Ltd.[3]	541	9,246
Thermo Fisher Scientific, Inc.	59	12,181
Valeant Pharmaceuticals International, Inc.[1,2]	209	3,327
Total Pharmaceuticals, Biotechnology & Life Sciences		352,449
Real Estate—1.6%
Agile Group Holdings Ltd.	2,366	4,890
Camden Property Trust	92	7,745
CBRE Group, Inc., Class A1	225	10,624
China Evergrande Group[1]	6,161	19,390
China Jinmao Holdings Group Ltd.	6,321	3,600
China Overseas Land & Investment Ltd.	3,729	12,947
China Resources Land Ltd.	2,293	8,341
Colony NorthStar, Inc., Class A	392	2,203
Country Garden Holdings Co. Ltd.	6,859	14,123
Daito Trust Construction Co. Ltd.	100	16,935
Daiwa House Industry Co. Ltd.	445	16,905
First Capital Realty, Inc.	508	8,018
H&R Real Estate Investment Trust	513	8,368
Jones Lang LaSalle, Inc.	36	6,287
LendLease Group	549	7,289
Longfor Properties Co. Ltd.	1,902	5,816
Megaworld Corp.	12,378	1,113
Mirvac Group	1,776	2,929
Mitsui Fudosan Co. Ltd.	400	9,523
Nomura Real Estate Holdings, Inc.	200	4,638
Public Storage	39	7,815
RioCan Real Estate Investment Trust	430	7,885
Robinsons Land Corp.[1]	4,359	1,666
Shimao Property Holdings Ltd.	2,231	6,311
Sime Darby Property Bhd[1]	6,800	2,496
Sino-Ocean Group Holding Ltd.	6,283	4,555
SmartCentres Real Estate Investment Trust	300	6,774
Tokyo Tatemono Co. Ltd.	300	4,499
Tokyu Fudosan Holdings Corp.	900	6,406
Total Real Estate		220,091

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Retailing—3.1%
Advance Auto Parts, Inc.	66	$7,824
Amazon.com, Inc.[1]	47	68,025
AutoNation, Inc.[1]	200	9,356
Best Buy Co., Inc.[2]	255	17,848
Canadian Tire Corp. Ltd., Class A	67	8,803
CarMax, Inc.[1,2]	143	8,857
Dollar General Corp.	157	14,687
Dollar Tree, Inc.[1]	126	11,957
Gap, Inc. (The)	257	8,018
Genuine Parts Co.	134	12,039
GOME Retail Holdings Ltd.	62,228	6,740
Hennes & Mauritz AB, Class B	753	11,255
Home Depot, Inc. (The)	265	47,234
Imperial Holdings Ltd.	483	9,508
Isetan Mitsukoshi Holdings Ltd.	600	6,561
JD.com, Inc.[1,2,3]	418	16,925
Kingfisher PLC	2,229	9,146
Kohl’s Corp.	137	8,975
L Brands, Inc.	137	5,235
Liberty Interactive Corp. QVC Group, Class A1	250	6,293
Lotte Shopping Co. Ltd.	44	9,659
Lowe’s Cos., Inc.	344	30,186
Macy’s, Inc.	428	12,729
Marks & Spencer Group PLC	2,349	8,904
Netflix, Inc.[1]	24	7,088
Nordstrom, Inc.	171	8,278
Start Today Co. Ltd.	100	2,566
Target Corp.	399	27,703
Vipshop Holdings Ltd.[1,3]	292	4,853
Yamada Denki Co. Ltd.[2]	2,000	12,055
Total Retailing		419,307
Semiconductors & Semiconductor Equipment—1.1%
Advanced Micro Devices, Inc.[1,2]	302	3,035
Intel Corp.	655	34,113
Micron Technology, Inc.[1]	242	12,618
NXP Semiconductors NV1	144	16,848
QUALCOMM, Inc.	200	11,082
Renesas Electronics Corp.[1]	500	4,941
Siliconware Precision Industries Co. Ltd.	10,000	17,457
SK Hynix, Inc.	190	14,314
Taiwan Semiconductor Manufacturing Co. Ltd.	3,943	32,997
Total Semiconductors & Semiconductor Equipment		147,405
Software & Services—2.9%
Accenture PLC, Class A	131	20,109
Alibaba Group Holding Ltd.[1,2,3]	100	18,354
Alliance Data Systems Corp.	22	4,683
Alphabet, Inc., Class A1	47	48,746
Atos SE	88	12,024
Automatic Data Processing, Inc.	70	7,944
Cadence Design Systems, Inc.[1]	127	4,670
CGI Group, Inc., Class A1	130	7,492
Check Point Software Technologies Ltd.[1]	85	8,444
Cognizant Technology Solutions Corp., Class A	121	9,741
Computershare Ltd.	175	2,324
Constellation Software, Inc./Canada	6	4,068
DXC Technology Co.	114	11,460
Fortinet, Inc.[1]	76	4,072

	Shares	Value
Fujitsu Ltd.	2,902	$17,437
HCL Technologies Ltd.	366	5,435
Infosys Ltd.	386	6,698
International Business Machines Corp.	228	34,982
Jack Henry & Associates, Inc.	70	8,467
Leidos Holdings, Inc.	103	6,736
MercadoLibre, Inc.	5	1,782
Microsoft Corp.	486	44,357
NTT Data Corp.	800	8,297
Oracle Corp.	367	16,790
Otsuka Corp.	200	10,080
Samsung SDS Co. Ltd.	25	5,922
Synopsys, Inc.[1]	85	7,075
Tata Consultancy Services Ltd.	218	9,523
Tech Mahindra Ltd.	442	4,328
Tencent Holdings Ltd.	345	18,005
Total System Services, Inc.	66	5,693
Vakrangee Ltd.	224	760
Wipro Ltd.	1,053	4,539
Worldpay, Inc., Class A1	43	3,536
Worldpay, Inc., Class A1	67	5,402
Yahoo Japan Corp.	1,700	7,897
Total Software & Services		397,872
Technology Hardware & Equipment—4.6%
Acer, Inc.[1]	7,000	5,810
Alps Electric Co. Ltd.	200	4,871
Apple, Inc.	533	89,427
Arista Networks, Inc.[1]	11	2,808
Arrow Electronics, Inc.[1]	194	14,942
AU Optronics Corp.	14,645	6,781
Avnet, Inc.	257	10,732
Brother Industries Ltd.	200	4,564
BYD Electronic International Co. Ltd.	1,387	2,601
CDW Corp.	161	11,320
Compal Electronics, Inc.	24,430	16,632
F5 Networks, Inc.[1]	57	8,243
Flex Ltd.[1]	783	12,786
FUJIFILM Holdings Corp.	300	11,836
Hewlett Packard Enterprise Co.	773	13,558
Hitachi High-Technologies Corp.	100	4,664
Hitachi Ltd.	4,602	33,021
Hon Hai Precision Industry Co. Ltd.	21,117	65,183
HP, Inc.	1,035	22,687
HTC Corp.[1]	1,621	3,686
Innolux Corp.	13,000	5,685
Inventec Corp.	15,000	11,884
Konica Minolta, Inc.	600	5,038
Lenovo Group Ltd.	41,029	20,963
LG Display Co. Ltd.	437	10,598
LG Innotek Co. Ltd.	38	4,403
NEC Corp.	500	13,916
Nokia OYJ	3,186	17,574
Palo Alto Networks, Inc.[1]	28	5,083
Pegatron Corp.	7,702	19,178
Quanta Computer, Inc.	8,317	16,773
Ricoh Co. Ltd.	855	8,337
Samsung Electronics Co. Ltd.	36	82,815
Seagate Technology PLC[2]	110	6,437

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Seiko Epson Corp.	300	$5,140
TDK Corp.	100	8,754
Telefonaktiebolaget LM Ericsson, Class B2	2,192	13,851
Western Digital Corp.	99	9,135
Wistron Corp.	16,444	14,071
Xerox Corp.	248	7,137
Total Technology Hardware & Equipment		632,924
Telecommunication Services—4.6%
America Movil SAB de CV, Series L	17,033	16,097
Asia Pacific Telecom Co. Ltd.[1]	29,000	9,071
AT&T, Inc.	1,845	65,774
Bharti Airtel Ltd.	1,105	6,755
BT Group PLC	4,943	15,775
CenturyLink, Inc.	659	10,827
China Communications Services Corp. Ltd., Class H	5,908	3,530
China Mobile Ltd.	5,713	52,374
China Unicom Hong Kong Ltd.[1]	17,528	22,110
Chunghwa Telecom Co. Ltd.	3,087	11,805
Deutsche Telekom AG	3,277	53,400
Empresa Nacional de Telecomunicaciones SA	232	2,663
Idea Cellular Ltd.[1]	2,689	3,129
KDDI Corp.	800	20,352
KT Corp.[3]	990	13,563
Mobile TeleSystems PJSC[3]	505	5,752
Nippon Telegraph & Telephone Corp.	900	41,484
NTT DOCOMO, Inc.	900	22,760
Orange Polska SA1	1,198	2,029
Orange SA	1,875	31,788
PLAY Communications SA1,4	240	2,321
Sistema PJSC FC	415	1,677
SK Telecom Co. Ltd.	45	9,710
SoftBank Group Corp.	400	29,360
Sprint Corp.[1,2]	2,526	12,327
StarHub Ltd.	6,084	10,671
Telecom Italia SpA[1]	13,100	12,422
Telefonica SA	3,131	30,913
Telstra Corp. Ltd.	4,009	9,656
T-Mobile US, Inc.[1]	322	19,655
TPG Telecom Ltd.	404	1,701
Verizon Communications, Inc.	1,106	52,889
Vodafone Group PLC	8,028	21,872
Total Telecommunication Services		626,212
Transportation—2.8%
A.P. Moeller - Maersk A/S, Class B1	9	13,875
American Airlines Group, Inc.[2]	361	18,758
Bollore SA	2,630	14,005
C.H. Robinson Worldwide, Inc.[2]	171	16,024
Delta Air Lines, Inc.	363	19,896
Deutsche Lufthansa AG	499	15,919
Deutsche Post AG	962	42,024
DSV A/S	124	9,704
FedEx Corp.	166	39,858
Hyundai Glovis Co. Ltd.	101	17,246
International Consolidated Airlines Group SA	1,582	13,658
Japan Airlines Co. Ltd.	200	8,066
Knight-Swift Transportation Holdings, Inc.	156	7,178
Latam Airlines Group SA	309	4,805

	Shares	Value
Mitsui OSK Lines Ltd.	300	$8,420
Nippon Express Co. Ltd.	200	13,070
Nippon Yusen KK	400	7,752
Royal Mail PLC	1,250	9,483
Ryanair Holdings PLC[1,3]	151	18,550
Southwest Airlines Co.	185	10,597
Transurban Group	1,296	11,353
United Continental Holdings, Inc.[1]	241	16,742
United Parcel Service, Inc., Class B	298	31,189
Yamato Holdings Co. Ltd.	400	9,965
Total Transportation		378,137
Utilities—4.9%
AGL Energy Ltd.	444	7,384
Aguas Andinas SA, Class A	6,022	3,919
Centrica PLC	11,849	23,636
China Resources Gas Group Ltd.	1,204	4,180
Chubu Electric Power Co., Inc.	1,100	15,691
Chugoku Electric Power Co., Inc. (The)	1,000	12,149
Colbun SA	9,308	2,232
CPFL Energia SA1	761	5,704
E.ON SE	2,390	26,513
EDP - Energias de Portugal SA	6,288	23,880
Electricite de France SA	2,747	39,730
Endesa SA	842	18,521
Enel Americas SA	27,373	6,394
Enel Chile SA	20,297	2,631
Enel Generacion Chile SA	2,995	2,444
Enel SpA	7,078	43,263
Engie SA	2,582	43,044
ENN Energy Holdings Ltd.	627	5,600
Exelon Corp.	488	19,037
FirstEnergy Corp.	316	10,747
Fortum OYJ	525	11,267
GAIL India Ltd.	1,141	5,748
Gas Natural SDG SA	884	21,081
HK Electric Investments & HK Electric Investments Ltd.[4]	19,652	19,030
Innogy SE4	644	30,469
Kansai Electric Power Co., Inc. (The)	1,100	14,263
Korea Electric Power Corp.	839	25,896
Korea Gas Corp.[1]	300	13,664
Kyushu Electric Power Co., Inc.	900	10,798
Manila Electric Co.	792	4,827
Orsted A/S4	95	6,144
PG&E Corp.	259	11,378
PGE Polska Grupa Energetyczna SA1	1,184	3,425
RWE AG1	1,117	27,557
SSE PLC	1,649	29,517
Tauron Polska Energia SA1	3,852	2,733
Tohoku Electric Power Co., Inc.	900	12,144
Tokyo Electric Power Co. Holdings, Inc.[1]	6,000	23,300
Tokyo Gas Co. Ltd.	452	11,977
Uniper SE	1,206	36,709
Veolia Environnement SA	877	20,757
Vistra Energy Corp.[1]	254	5,291
Total Utilities		664,674
Total Common Stocks (Cost $12,644,118)		13,448,250

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global Revenue ETF

	Shares	Value
PREFERRED STOCKS—1.0%
Automobiles & Components—0.8%
Volkswagen AG, 1.17%	521	$103,405
Banks—0.1%
Grupo Aval Acciones y Valores SA, 4.60%	40,346	16,828
Capital Goods—0.0%[5]
Rolls-Royce Holdings PLC, Class C1,6	32,200	45
Technology Hardware & Equipment—0.1%
Samsung Electronics Co. Ltd., 2.51%	5	9,499
Utilities—0.0%[5]
Centrais Eletricas Brasileiras SA, Class B	812	5,888
Total Preferred Stocks
(Cost $112,101)		135,665

RIGHT—0.0%[5]
Capital Goods—0.0%[5]
Samsung Heavy Industries Co. Ltd., expiring 4/18/18[1]
(Cost $0)	286	557

Money Market Fund—0.3%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[7]
(Cost $37,063)	37,063	37,063

Investment of Cash Collateral for Securities Loaned—0.8%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[7]
(Cost $113,502)	113,502	113,502
Total Investments—100.5%
(Cost $12,906,784)		13,735,037
Liabilities in Excess of Other Assets—(0.5)%		(62,173)
Net Assets—100.0%		$13,672,864

LP	-	Limited Partnership
PCL	-	Public Company Limited
PLC	-	Public Limited Company

1	Non-income producing security.

2	All or a portion of the security was on loan. The aggregate value of the securities on loan was $248,464; total value of the collateral held by the Fund was $253,715. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $140,213.

3	American Depositary Receipt.

4	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $120,320 or 0.88% of the Fund’s net assets at period end.

5	Less than 0.05%

6	The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

7	Rate shown represents annualized 7-day yield as of March 31, 2018.

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Global Revenue ETF

Geographical Holdings (Unaudited)

Country	Value	% of Net Assets
United States	$4,468,272	32.7%
Japan	1,930,115	14.1
Germany	841,274	6.2
France	744,894	5.5
United Kingdom	728,366	5.3
South Korea	642,074	4.7
China	599,376	4.4
Canada	356,411	2.6
Netherlands	343,299	2.5
Switzerland	303,954	2.2
Taiwan	289,343	2.1
India	234,105	1.7
Russia	224,085	1.6
Brazil	223,043	1.6
Spain	213,302	1.6
Australia	197,411	1.4
Italy	166,121	1.2
Hong Kong	159,145	1.2
Sweden	101,882	0.7
Thailand	92,897	0.7
Mexico	77,013	0.6
South Africa	75,695	0.6
Singapore	66,687	0.5
Denmark	55,951	0.4
Malaysia	52,134	0.4
Turkey	51,537	0.4
Norway	48,409	0.4
Chile	44,344	0.3
Belgium	44,184	0.3
Indonesia	40,244	0.3
Finland	38,655	0.3
Poland	36,811	0.3
Ireland	30,823	0.2
Luxembourg	29,079	0.2
Austria	27,393	0.2
Portugal	23,880	0.2
Philippines	22,984	0.2
Israel	17,690	0.1
Colombia	16,828	0.1
United Arab Emirates	13,089	0.1
Qatar	11,645	0.1
Bermuda	10,508	0.1
Hungary	8,728	0.1

Geographical Holdings (Unaudited)

Country	Value	% of Net Assets
Greece	$7,559	0.1%
Czech Republic	5,936	0.0	[1]
New Zealand	5,599	0.0	[1]
Peru	5,581	0.0	[1]
Egypt	2,575	0.0	[1]
Pakistan	2,325	0.0	[1]
Argentina	1,782	0.0	[1]
Total Investments	13,735,037	100.5
Liabilities in Excess of Other Assets	(62,173)	(0.5)
Net Assets	$13,672,864	100.0%

1	Less than 0.05%

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited

Oppenheimer ESG Revenue ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—3.9%
Aptiv PLC	830	$70,525
BorgWarner, Inc.	861	43,248
Ford Motor Co.	63,595	704,632
Goodyear Tire & Rubber Co. (The)	2,439	64,829
Total Automobiles & Components		883,234
Banks—2.3%
Bank of America Corp.	14,186	425,438
Comerica, Inc.	148	14,198
PNC Financial Services Group, Inc. (The)	512	77,435
Total Banks		517,071
Capital Goods—9.6%
3M Co.	604	132,590
Arconic, Inc.	2,387	54,996
Cummins, Inc.	568	92,067
Deere & Co.	813	126,275
Eaton Corp. PLC	1,140	91,097
Flowserve Corp.	372	16,119
Fluor Corp.	1,532	87,661
General Electric Co.	38,011	512,388
Illinois Tool Works, Inc.	379	59,374
Ingersoll-Rand PLC	718	61,396
Johnson Controls International PLC	3,761	132,538
Lockheed Martin Corp.	697	235,537
Masco Corp.	832	33,646
Northrop Grumman Corp.	345	120,446
Parker-Hannifin Corp.	330	56,440
Pentair PLC	307	20,916
Raytheon Co.	546	117,838
Rockwell Automation, Inc.	158	27,524
Rockwell Collins, Inc.	254	34,252
Stanley Black & Decker, Inc.	363	55,612
United Rentals, Inc.[1]	161	27,810
W.W. Grainger, Inc.[2]	163	46,010
Xylem, Inc.	271	20,845
Total Capital Goods		2,163,377
Commercial & Professional Services—0.4%
Nielsen Holdings PLC	887	28,198
Waste Management, Inc.	758	63,763
Total Commercial & Professional Services		91,961
Consumer Durables & Apparel—1.8%
Garmin Ltd.	232	13,672
Hanesbrands, Inc.[2]	1,486	27,372
Hasbro, Inc.	267	22,508
Mattel, Inc.[2]	1,593	20,948
NIKE, Inc., Class B	2,381	158,194
PVH Corp.	268	40,583
Tapestry, Inc.	446	23,464
Whirlpool Corp.	601	92,019
Total Consumer Durables & Apparel		398,760
Consumer Services—1.7%
Carnival Corp.	1,184	77,647
Hilton Worldwide Holdings, Inc.	507	39,931
Marriott International, Inc., Class A	734	99,809
Royal Caribbean Cruises Ltd.	318	37,441
Starbucks Corp.	1,742	100,845
Wyndham Worldwide Corp.	221	25,289
Total Consumer Services		380,962
Diversified Financials—3.6%
American Express Co.	1,687	157,363

	Shares	Value
Bank of New York Mellon Corp. (The)	1,366	$70,390
BlackRock, Inc.	102	55,256
Goldman Sachs Group, Inc. (The)	690	173,783
Invesco Ltd.	711	22,759
Moody’s Corp.	114	18,388
Morgan Stanley	3,426	184,867
Northern Trust Corp.	240	24,751
S&P Global, Inc.	142	27,131
State Street Corp.	472	47,073
T. Rowe Price Group, Inc.	191	20,622
Total Diversified Financials		802,383
Energy—5.4%
Andeavor	1,594	160,293
Apache Corp.[2]	737	28,360
ConocoPhillips	2,387	141,525
Devon Energy Corp.	1,952	62,054
EQT Corp.	268	12,733
Halliburton Co.	2,031	95,335
Hess Corp.	511	25,867
Marathon Oil Corp.	1,270	20,485
Marathon Petroleum Corp.	4,367	319,271
Newfield Exploration Co.[1]	329	8,034
Noble Energy, Inc.	625	18,938
Occidental Petroleum Corp.	874	56,775
ONEOK, Inc.	958	54,529
Range Resources Corp.[2]	718	10,440
Schlumberger Ltd.	2,083	134,937
TechnipFMC PLC	2,287	67,352
Total Energy		1,216,928
Food & Staples Retailing—7.1%
CVS Health Corp.	12,729	791,871
Kroger Co. (The)	22,766	545,018
Sysco Corp.	4,289	257,169
Total Food & Staples Retailing		1,594,058
Food, Beverage & Tobacco—5.1%
Altria Group, Inc.	1,395	86,936
Brown-Forman Corp., Class B	257	13,981
Campbell Soup Co.	815	35,298
Coca-Cola Co. (The)	3,652	158,606
Dr Pepper Snapple Group, Inc.	257	30,424
General Mills, Inc.	1,395	62,859
Hershey Co. (The)	336	33,250
Hormel Foods Corp.[2]	1,238	42,488
J.M. Smucker Co. (The)[2]	264	32,739
Kellogg Co.[2]	880	57,209
McCormick & Co., Inc.	203	21,597
Molson Coors Brewing Co., Class B	621	46,780
Mondelez International, Inc., Class A	2,712	113,172
PepsiCo, Inc.	2,574	280,952
Philip Morris International, Inc.	1,256	124,846
Total Food, Beverage & Tobacco		1,141,137
Health Care Equipment & Services—8.4%
Abbott Laboratories	1,961	117,503
Anthem, Inc.	1,787	392,604
Baxter International, Inc.	704	45,788
Becton Dickinson and Co.	248	53,742
Boston Scientific Corp.[1]	1,465	40,024
Cigna Corp.	1,116	187,198
Edwards Lifesciences Corp.[1]	109	15,208

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer ESG Revenue ETF

	Shares	Value
Medtronic PLC	1,649	$132,283
ResMed, Inc.	101	9,945
UnitedHealth Group, Inc.	3,993	854,502
Varian Medical Systems, Inc.[1]	99	12,142
Zimmer Biomet Holdings, Inc.	303	33,039
Total Health Care Equipment & Services		1,893,978
Household & Personal Products—2.5%
Church & Dwight Co., Inc.	342	17,223
Clorox Co. (The)	213	28,353
Colgate-Palmolive Co.	1,004	71,967
Estee Lauder Cos., Inc., (The), Class A	395	59,139
Kimberly-Clark Corp.	737	81,166
Procter & Gamble Co. (The)	3,765	298,489
Total Household & Personal Products		556,337
Insurance—3.5%
Allstate Corp. (The)	1,752	166,089
MetLife, Inc.	6,400	293,696
Principal Financial Group, Inc.	1,032	62,859
Prudential Financial, Inc.	2,554	264,467
Total Insurance		787,111
Materials—3.6%
Air Products & Chemicals, Inc.	227	36,100
Albemarle Corp.	141	13,076
Avery Dennison Corp.	268	28,475
Ball Corp.	1,225	48,645
Eastman Chemical Co.	399	42,126
Ecolab, Inc.	453	62,093
FMC Corp.	158	12,098
International Flavors & Fragrances, Inc.	111	15,197
International Paper Co.	1,899	101,464
LyondellBasell Industries NV, Class A	1,456	153,870
Mosaic Co. (The)	1,284	31,176
Newmont Mining Corp.	889	34,733
Packaging Corp. of America	246	27,724
PPG Industries, Inc.	584	65,174
Praxair, Inc.	335	48,341
Sealed Air Corp.	458	19,598
WestRock Co.	1,043	66,929
Total Materials		806,819
Media—1.9%
Interpublic Group of Cos., Inc. (The)	1,512	34,821
Time Warner, Inc.	1,469	138,938
Walt Disney Co. (The)	2,445	245,576
Total Media		419,335
Pharmaceuticals, Biotechnology & Life Sciences—3.1%
AbbVie, Inc.	1,122	106,197
Agilent Technologies, Inc.	289	19,334
Biogen, Inc.[1]	173	47,371
Bristol-Myers Squibb Co.	1,411	89,246
Celgene Corp.[1]	647	57,719
Eli Lilly & Co.	1,285	99,420
Illumina, Inc.[1]	49	11,585
Mettler-Toledo International, Inc.[1]	20	11,501
Pfizer, Inc.	6,462	229,336
Regeneron Pharmaceuticals, Inc.[1]	77	26,516
Total Pharmaceuticals, Biotechnology & Life Sciences		698,225
Real Estate—1.1%
AvalonBay Communities, Inc.	59	9,703
Boston Properties, Inc.	93	11,459

	Shares	Value
CBRE Group, Inc., Class A1	1,355	$63,983
HCP, Inc.	361	8,386
Host Hotels & Resorts, Inc.	1,270	23,673
Iron Mountain, Inc.	535	17,580
Kimco Realty Corp.	374	5,386
Prologis, Inc.	186	11,716
Regency Centers Corp.	76	4,482
Simon Property Group, Inc.	159	24,542
Vornado Realty Trust	150	10,095
Welltower, Inc.	362	19,704
Weyerhaeuser Co.	910	31,850
Total Real Estate		242,559
Retailing—6.6%
Best Buy Co., Inc.	2,612	182,814
Gap, Inc. (The)	2,210	68,952
Home Depot, Inc. (The)	2,508	447,026
Kohl’s Corp.	1,327	86,932
L Brands, Inc.	1,372	52,424
Lowe’s Cos., Inc.	3,582	314,320
Macy’s, Inc.	3,863	114,886
Nordstrom, Inc.	1,384	66,999
TJX Cos., Inc. (The)	1,910	155,780
Total Retailing		1,490,133
Semiconductors & Semiconductor Equipment—3.3%
Advanced Micro Devices, Inc.[1,2]	2,101	21,115
Analog Devices, Inc.	245	22,327
Applied Materials, Inc.	1,106	61,505
Broadcom Ltd.	313	73,759
Intel Corp.	5,547	288,888
KLA-Tencor Corp.	142	15,479
Lam Research Corp.	195	39,616
Microchip Technology, Inc.	179	16,353
Micron Technology, Inc.[1]	1,729	90,150
NVIDIA Corp.	162	37,518
Skyworks Solutions, Inc.	155	15,540
Texas Instruments, Inc.	615	63,892
Xilinx, Inc.	147	10,619
Total Semiconductors & Semiconductor Equipment		756,761
Software & Services—6.7%
Accenture PLC, Class A	1,063	163,170
Adobe Systems, Inc.[1]	146	31,548
Akamai Technologies, Inc.[1]	153	10,860
Autodesk, Inc.[1]	66	8,288
CA, Inc.	526	17,831
Cognizant Technology Solutions Corp., Class A	792	63,756
DXC Technology Co.	872	87,662
eBay, Inc.[1]	1,022	41,125
International Business Machines Corp.	2,234	342,763
Intuit, Inc.	134	23,229
Microsoft Corp.	4,706	429,517
Oracle Corp.	3,366	153,994
salesforce.com, Inc.[1]	356	41,403
Symantec Corp.	783	20,241
Visa, Inc., Class A	681	81,461
Total Software & Services		1,516,848
Technology Hardware & Equipment—3.7%
Cisco Systems, Inc.	4,802	205,958
Hewlett Packard Enterprise Co.	8,368	146,775

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer ESG Revenue ETF

	Shares	Value
HP, Inc.	10,045	$220,186
Juniper Networks, Inc.	865	21,045
NetApp, Inc.	398	24,553
Seagate Technology PLC	800	46,816
TE Connectivity Ltd.	586	58,541
Western Digital Corp.	850	78,429
Xerox Corp.	1,493	42,969
Total Technology Hardware & Equipment		845,272
Telecommunication Services—5.6%
AT&T, Inc.	19,625	699,631
Verizon Communications, Inc.	11,739	561,359
Total Telecommunication Services		1,260,990
Transportation—3.2%
Delta Air Lines, Inc.	3,290	180,325
FedEx Corp.	1,119	268,683
United Parcel Service, Inc., Class B	2,685	281,012
Total Transportation		730,020
Utilities—5.6%
AES Corp.	5,513	62,683
Ameren Corp.	503	28,485
American Electric Power Co., Inc.	1,025	70,305
American Water Works Co., Inc.	185	15,194
CMS Energy Corp.	672	30,435
Consolidated Edison, Inc.	702	54,714
Dominion Energy, Inc.	801	54,011
DTE Energy Co.	549	57,316
Duke Energy Corp.	1,374	106,444
Edison International	855	54,429
Entergy Corp.	623	49,080
Eversource Energy	602	35,470
Exelon Corp.	3,944	153,855
FirstEnergy Corp.	1,864	63,395
NextEra Energy, Inc.	453	73,988
NiSource, Inc.	941	22,499
NRG Energy, Inc.	1,637	49,978
Pinnacle West Capital Corp.	207	16,519
PPL Corp.	1,198	33,891
Public Service Enterprise Group, Inc.	813	40,845
Southern Co. (The)	2,366	105,665
WEC Energy Group, Inc.	554	34,736
Xcel Energy, Inc.	1,168	53,121
Total Utilities		1,267,058
Total Common Stocks
(Cost $20,358,606)		22,461,317

Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $53,596)	53,596	53,596

Investment of Cash Collateral for Securities Loaned—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $52,617)	52,617	52,617
Total Investments—100.1%
(Cost $20,464,819)		22,567,530
Liabilities in Excess of Other Assets—(0.1)%		(28,377)
Net Assets—100.0%		$22,539,153

PLC	-	Public Limited Company

1	Non-income producing security.

2	All or a portion of the security was on loan. The aggregate value of the securities on loan was $273,925; total value of the collateral held by the Fund was $279,779. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $227,162.

3	Rate shown represents annualized 7-day yield as of March 31, 2018.

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited
Oppenheimer Global ESG Revenue ETF

	Shares	Value
COMMON STOCKS—98.9%
Automobiles & Components—4.5%
Aisin Seiki Co. Ltd.	763	$41,181
Astra International Tbk PT	30,284	16,058
Bayerische Motoren Werke AG	1,262	136,815
BYD Co. Ltd., Class H	722	5,630
Cie Generale des Etablissements Michelin	214	31,556
Daimler AG1	2,773	235,214
Denso Corp.	939	51,051
Geely Automobile Holdings Ltd.	3,684	10,609
GKN PLC	2,868	18,628
Guangzhou Automobile Group Co. Ltd., Class H	1,953	3,598
Hankook Tire Co. Ltd.	156	7,698
Honda Motor Co. Ltd.	4,772	163,374
Magna International, Inc.	853	48,014
Mahindra & Mahindra Ltd.	1,800	20,392
NGK Spark Plug Co. Ltd.	167	3,971
Nokian Renkaat OYJ	51	2,315
Peugeot SA	3,849	92,544
Renault SA	800	96,912
Stanley Electric Co. Ltd.	152	5,624
Sumitomo Rubber Industries Ltd.	471	8,574
Tesla, Inc.[1,2]	40	10,645
Valeo SA	372	24,541
Yamaha Motor Co. Ltd.	541	15,897
Total Automobiles & Components		1,050,841
Banks—8.5%
ABN AMRO Group NV3	819	24,647
Abu Dhabi Commercial Bank PJSC	2,094	3,763
AIB Group PLC	740	4,452
AMMB Holdings Bhd	1,988	1,994
Australia & New Zealand Banking Group Ltd.	1,817	37,436
Axis Bank Ltd.	1,437	11,248
Banco Bilbao Vizcaya Argentaria SA	6,984	55,220
Banco Bradesco SA	4,388	50,790
Banco de Credito e Inversiones	54	4,008
Banco de Sabadell SA	5,020	10,255
Banco do Brasil SA	6,117	75,515
Banco Santander Brasil SA	3,021	36,276
Banco Santander Chile	67,280	5,672
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	2,590	3,710
Banco Santander SA	17,125	111,519
Bancolombia SA	430	4,652
Bank Central Asia Tbk PT	3,635	6,152
Bank Danamon Indonesia Tbk PT	4,695	2,345
Bank Handlowy w Warszawie SA	36	795
Bank Hapoalim B.M.	876	5,998
Bank Leumi Le-Israel B.M.	948	5,700
Bank Mandiri Persero Tbk PT	15,451	8,614
Bank Millennium SA1	475	1,139
Bank Negara Indonesia Persero Tbk PT	8,259	5,204
Bank of Montreal	360	27,175
Bank of Nova Scotia (The)	565	34,779
Bank of the Philippine Islands	910	2,041
Bank Polska Kasa Opieki SA	79	2,844
Bank Rakyat Indonesia Persero Tbk PT1	38,148	9,975
Bank Zachodni WBK SA	30	3,172

	Shares	Value
Bankinter SA	366	$3,761
Barclays Africa Group Ltd.[2]	713	11,415
Bendigo & Adelaide Bank Ltd.	347	2,619
BNK Financial Group, Inc.	452	4,516
BNP Paribas SA	1,769	130,906
BOC Hong Kong Holdings Ltd.	2,845	13,847
CaixaBank SA	3,554	16,924
Canadian Imperial Bank of Commerce	243	21,434
China CITIC Bank Corp Ltd., Class H	22,297	15,228
China Everbright Bank Co. Ltd., Class H	19,654	9,441
China Merchants Bank Co. Ltd., Class H	2,549	10,442
CIMB Group Holdings Bhd	4,792	8,870
Comerica, Inc.	41	3,933
Commercial Bank PQSC (The)	282	2,323
Commercial International Bank Egypt SAE	510	2,575
Commerzbank AG1	1,379	17,882
Commonwealth Bank of Australia	709	39,325
Concordia Financial Group Ltd.	664	3,702
Credicorp Ltd.	31	7,038
Credit Agricole SA	6,471	105,090
DBS Group Holdings Ltd.	667	13,988
DGB Financial Group, Inc.	305	3,334
DNB ASA	569	11,027
Dubai Islamic Bank PJSC	1,859	2,688
E.Sun Financial Holding Co. Ltd.	3,550	2,386
Erste Group Bank AG1	298	14,953
First Abu Dhabi Bank PJSC	2,104	6,702
Grupo Financiero Banorte SAB de CV, Class O	1,589	9,674
Hana Financial Group, Inc.	329	14,075
Hang Seng Bank Ltd.	344	7,960
Housing Development Finance Corp. Ltd.	442	12,372
ICICI Bank Ltd.	4,045	17,263
IDFC Bank Ltd.	2,416	1,754
Indiabulls Housing Finance Ltd.	118	2,238
Industrial Bank of Korea	580	8,489
ING Groep NV	4,016	67,665
Intesa Sanpaolo SpA	8,331	30,261
Intesa Sanpaolo SpA -RSP	473	1,791
Kasikornbank PCL	3,100	21,017
KB Financial Group, Inc.	441	25,486
KBC Group NV	210	18,265
KeyCorp	406	7,937
Komercni banka as	50	2,279
Krung Thai Bank PCL	10,044	6,103
Malayan Banking Bhd	4,097	11,143
mBank SA1	16	1,956
MCB Bank Ltd.	505	972
Mega Financial Holding Co. Ltd.	3,859	3,315
Mizrahi Tefahot Bank Ltd.	150	2,864
Mizuho Financial Group, Inc.	20,111	36,213
National Australia Bank Ltd.	1,408	30,769
National Bank of Canada	176	8,278
Nedbank Group Ltd.	436	10,507
Nordea Bank AB	1,738	18,491
OTP Bank Nyrt	115	5,174
Oversea-Chinese Banking Corp. Ltd.	2,545	24,881
People’s United Financial, Inc.	107	1,997

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
PNC Financial Services Group, Inc. (The)	140	$21,174
Public Bank Bhd	1,095	6,794
Qatar National Bank QPSC	464	16,563
Raiffeisen Bank International AG1	268	10,412
Regions Financial Corp.	384	7,135
Resona Holdings, Inc.	1,393	7,399
RHB Bank Bhd	2,450	3,275
Royal Bank of Canada	630	48,631
Shinhan Financial Group Co. Ltd.	503	21,306
Siam Commercial Bank PCL (The)	1,836	8,426
Skandinaviska Enskilda Banken AB, Class A	875	9,136
Societe Generale SA	1,672	90,807
Standard Bank Group Ltd.	1,216	22,442
Standard Chartered PLC	2,410	24,095
Sumitomo Mitsui Financial Group, Inc.	1,400	58,593
Sumitomo Mitsui Trust Holdings, Inc.	360	14,566
SVB Financial Group[1]	10	2,400
Svenska Handelsbanken AB, Class A	578	7,192
Swedbank AB, Class A	343	7,659
Taishin Financial Holding Co. Ltd.	4,378	2,147
Taiwan Business Bank	4,878	1,456
TMB Bank PCL	21,200	1,708
Toronto-Dominion Bank (The)	779	44,175
UniCredit SpA[1]	1,667	34,828
Westpac Banking Corp.	1,563	34,313
Yes Bank Ltd.	833	3,893
Total Banks		1,965,153
Capital Goods—11.7%
3M Co.	162	35,562
ABB Ltd.	1,646	39,053
Aboitiz Equity Ventures, Inc.	2,349	3,039
Acuity Brands, Inc.[2]	29	4,036
AGCO Corp.	146	9,468
Airbus SE	870	100,363
Alfa Laval AB	224	5,273
Allegion PLC	35	2,985
Alstom SA	276	12,427
Amada Holdings Co. Ltd.	258	3,093
ANDRITZ AG	156	8,710
Arconic, Inc.	620	14,285
Ashtead Group PLC	218	5,933
Assa Abloy AB, Class B	508	10,940
Atlas Copco AB, Class A	280	12,076
Atlas Copco AB, Class B	144	5,580
BAE Systems PLC	3,906	31,857
Bidvest Group Ltd. (The)[2]	347	6,563
Boeing Co. (The)	312	102,299
Boskalis Westminster	101	2,956
Bouygues SA	960	48,064
Brenntag AG	274	16,276
Bunzl PLC	511	15,018
CAE, Inc.	150	2,790
Caterpillar, Inc.	335	49,372
Cie de Saint-Gobain	1,151	60,671
CNH Industrial NV	2,294	28,297
Cobham PLC[1]	2,362	4,072
Cummins, Inc.	146	23,665

	Shares	Value
Daifuku Co. Ltd.	100	$5,820
Daikin Industries Ltd.	201	22,009
DCC PLC	247	22,730
Deere & Co.	219	34,015
Eaton Corp. PLC	300	23,973
Eiffage SA	204	23,202
Elbit Systems Ltd.	28	3,358
Far Eastern New Century Corp.	10,814	9,736
Fastenal Co.[2]	96	5,241
Ferguson PLC	370	27,789
Ferrovial SA	866	18,069
Finning International, Inc.	229	5,519
Flowserve Corp.	105	4,550
Fluor Corp.	421	24,090
Fortune Brands Home & Security, Inc.	102	6,007
Fuji Electric Co. Ltd.	1,630	11,020
GEA Group AG	156	6,629
Geberit AG	8	3,529
General Electric Co.	10,183	137,267
HAP Seng Consolidated Bhd	687	1,726
HD Supply Holdings, Inc.[1]	199	7,550
Hino Motors Ltd.	1,477	18,971
Hitachi Construction Machinery Co. Ltd.	188	7,177
Hiwin Technologies Corp.	3	43
HOCHTIEF AG	204	38,060
Honeywell International, Inc.	319	46,099
Huntington Ingalls Industries, Inc.	34	8,764
IHI Corp.	558	17,210
IMI PLC	174	2,636
Ingersoll-Rand PLC	188	16,076
ITOCHU Corp.	3,300	63,657
Jacobs Engineering Group, Inc.	199	11,771
Johnson Controls International PLC	973	34,289
Kajima Corp.	1,983	18,404
Kawasaki Heavy Industries Ltd.	502	15,978
Keihan Holdings Co. Ltd.	165	5,081
Keppel Corp. Ltd.	996	5,902
KION Group AG	129	12,016
KOC Holding AS	6,475	26,610
Komatsu Ltd.	720	23,729
Kone OYJ, Class B	213	10,617
Kubota Corp.	1,005	17,435
Kurita Water Industries Ltd.	100	3,183
Legrand SA	105	8,226
Lennox International, Inc.	23	4,700
LG Corp.	137	11,169
Lockheed Martin Corp.	171	57,786
MAN SE	176	20,509
Masco Corp.	219	8,856
Meggitt PLC	547	3,313
Metso OYJ	126	3,969
Middleby Corp. (The)[1,2]	21	2,600
Mitsubishi Electric Corp.	2,905	46,423
Mitsubishi Heavy Industries Ltd.	1,114	42,517
MTU Aero Engines AG	44	7,403
Nabtesco Corp.	104	3,985
NGK Insulators Ltd.	275	4,696

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Northrop Grumman Corp.	89	$31,072
NSK Ltd.	835	11,055
Obayashi Corp.	1,961	21,316
OSRAM Licht AG	82	6,027
Owens Corning	87	6,995
Parker-Hannifin Corp.	86	14,709
Raytheon Co.	141	30,431
Rexel SA	1,136	19,210
Rockwell Automation, Inc.	42	7,316
Rockwell Collins, Inc.	70	9,439
Rolls-Royce Holdings PLC[1]	2,437	29,797
Roper Technologies, Inc.	20	5,614
Safran SA	222	23,475
Sandvik AB	753	13,707
Schneider Electric SE1	433	37,990
Sembcorp Industries Ltd.	3,183	7,549
Shimizu Corp.	1,926	16,969
Siemens AG	968	123,240
Siemens Ltd.	110	1,809
Sime Darby Bhd	15,019	10,173
Singapore Technologies Engineering Ltd.	2,523	6,907
SK Holdings Co. Ltd.	490	137,222
Skanska AB, Class B	1,137	23,168
SKF AB, Class B2	520	10,586
Smiths Group PLC	261	5,541
Snap-on, Inc.[2]	30	4,426
SNC-Lavalin Group, Inc.	229	10,048
Spirit AeroSystems Holdings, Inc., Class A	92	7,700
Taisei Corp.	395	19,982
Thales SA	212	25,796
THK Co. Ltd.	54	2,196
TOTO Ltd.	147	7,588
Toyota Tsusho Corp.	2,225	74,167
Travis Perkins PLC	556	9,625
United Rentals, Inc.[1]	46	7,946
United Technologies Corp.	571	71,843
Vestas Wind Systems A/S	222	15,743
Vinci SA	635	62,398
Volvo AB, Class B	2,132	38,759
W.W. Grainger, Inc.[2]	48	13,549
WABCO Holdings, Inc.[1]	28	3,748
Wartsila OYJ Abp	315	6,954
WEG SA	513	3,490
Weir Group PLC (The)	130	3,637
Xylem, Inc.	75	5,769
Total Capital Goods		2,705,093
Commercial & Professional Services—1.1%
Adecco Group AG	450	31,955
Babcock International Group PLC[2]	910	8,537
Brambles Ltd.	832	6,369
Bureau Veritas SA	275	7,140
Capita PLC[2]	3,009	6,080
China Everbright International Ltd.	1,925	2,698
Dai Nippon Printing Co. Ltd.	842	17,283
Edenred	60	2,084
Experian PLC	246	5,306
Intertek Group PLC	69	4,511

	Shares	Value
ISS A/S1	436	$16,085
ManpowerGroup, Inc.	206	23,711
Park24 Co. Ltd.	100	2,710
Randstad Holding NV	482	31,667
Recruit Holdings Co. Ltd.	954	23,538
RELX NV	319	6,603
RELX PLC	326	6,700
Robert Half International, Inc.	116	6,715
SEEK Ltd.	68	970
SGS SA	3	7,356
Societe BIC SA	29	2,884
Sohgo Security Services Co. Ltd.	118	5,736
Teleperformance	44	6,818
Toppan Printing Co. Ltd.	2,493	20,253
Wolters Kluwer NV	146	7,755
Total Commercial & Professional Services		261,464
Consumer Durables & Apparel—3.0%
adidas AG	148	35,794
Arcelik AS	1,277	5,764
Asics Corp.	327	6,030
Barratt Developments PLC	1,065	7,924
Berkeley Group Holdings PLC	96	5,103
Burberry Group PLC	233	5,543
Casio Computer Co. Ltd.[2]	57	838
Cie Financiere Richemont SA	173	15,493
Electrolux AB, Series B	597	18,712
Gildan Activewear, Inc.	108	3,117
Hanesbrands, Inc.[2]	383	7,055
Hasbro, Inc.	66	5,564
HUGO BOSS AG	47	4,090
Husqvarna AB, Class B	456	4,382
Kering	44	21,039
LG Electronics, Inc.	694	70,969
Li & Fung Ltd.	39,804	19,475
Luxottica Group SpA	231	14,347
LVMH Moet Hennessy Louis Vuitton SE	202	62,157
Mattel, Inc.[2]	383	5,036
Mohawk Industries, Inc.[1]	46	10,682
Newell Brands, Inc.[2]	671	17,097
NIKE, Inc., Class B	506	33,619
Nikon Corp.	423	7,553
Panasonic Corp.	6,127	86,619
Pandora A/S2	43	4,610
Persimmon PLC	172	6,104
PVH Corp.	71	10,752
SEB SA	44	8,398
Sega Sammy Holdings, Inc.	375	6,012
Sekisui Chemical Co. Ltd.	666	11,523
Sekisui House Ltd.	1,348	24,488
Sony Corp.	1,871	89,900
Swatch Group AG (The)	12	5,281
Swatch Group AG (The)	54	4,514
Taylor Wimpey PLC	2,638	6,831
Titan Co. Ltd.	234	3,381
Under Armour, Inc., Class A1,2	150	2,453
Under Armour, Inc., Class C1,2	192	2,755
VF Corp.	192	14,231

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Whirlpool Corp.	151	$23,120
Yamaha Corp.	149	6,452
Total Consumer Durables & Apparel		704,807
Consumer Services—1.0%
Accor SA	50	2,696
Aramark	434	17,169
Aristocrat Leisure Ltd.	132	2,436
Benesse Holdings, Inc.	133	4,777
Compass Group PLC	1,783	36,405
Crown Resorts Ltd.	338	3,290
Flight Centre Travel Group Ltd.[2]	70	3,060
Hilton Worldwide Holdings, Inc.	149	11,735
InterContinental Hotels Group PLC	32	1,916
Kangwon Land, Inc.	72	1,841
Marriott International, Inc., Class A	198	26,924
Melco Resorts & Entertainment Ltd.[4]	217	6,289
Merlin Entertainments PLC[3]	578	2,810
MGM China Holdings Ltd.	839	2,165
Minor International PCL	1,568	1,905
OPAP SA	269	3,073
Oriental Land Co. Ltd.	83	8,421
Paddy Power Betfair PLC	25	2,566
Royal Caribbean Cruises Ltd.	82	9,655
Sands China Ltd.	1,578	8,485
Shangri-La Asia Ltd.	1,190	2,396
Sodexo SA	259	26,088
Tabcorp Holdings Ltd.	1,513	5,095
TUI AG	1,314	28,165
Vail Resorts, Inc.	11	2,439
Whitbread PLC	103	5,346
Total Consumer Services		227,147
Diversified Financials—3.6%
3i Group PLC	120	1,446
AEON Financial Service Co. Ltd.	239	5,479
Ally Financial, Inc.	419	11,376
American Express Co.	442	41,230
AMP Ltd.	758	2,901
Amundi SA3	52	4,174
ASX Ltd.	22	946
B3 SA - Brasil Bolsa Balcao	167	1,341
Bajaj Finance Ltd.	84	2,276
Bank of New York Mellon Corp. (The)	360	18,551
BlackRock, Inc.	27	14,626
Brookfield Asset Management, Inc., Class A	1,100	42,848
Chailease Holding Co. Ltd.	1,000	3,430
CME Group, Inc.	28	4,529
Coronation Fund Managers Ltd.	60	409
Deutsche Bank AG	4,053	56,455
Deutsche Boerse AG	34	4,625
Eurazeo SA	50	4,597
EXOR NV	3,000	212,961
FirstRand Ltd.[2]	2,047	11,558
Franklin Resources, Inc.	203	7,040
Fubon Financial Holding Co. Ltd.	2,470	4,244
Gentera SAB de CV2	1,735	1,260
Goldman Sachs Group, Inc. (The)	187	47,098
Groupe Bruxelles Lambert SA	77	8,788

	Shares	Value
Hong Kong Exchanges & Clearing Ltd.	49	$1,593
IGM Financial, Inc.	98	2,863
Industrivarden AB, Class C	8	185
Investec Ltd.	278	2,165
Investec PLC	597	4,603
Japan Exchange Group, Inc.	100	1,848
Julius Baer Group Ltd.[1]	70	4,294
Kinnevik AB, Class B	10	359
L E Lundbergforetagen AB, Class B	26	1,857
London Stock Exchange Group PLC	52	3,010
Macquarie Group Ltd.	64	5,052
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,625	9,580
Moody’s Corp.	29	4,678
Morgan Stanley	984	53,097
Natixis SA	96	786
Northern Trust Corp.	65	6,703
Onex Corp.	429	30,919
ORIX Corp.	1,935	34,179
PSG Group Ltd.	137	2,602
Rural Electrification Corp. Ltd.	2,071	3,960
S&P Global, Inc.	39	7,451
Samsung Card Co. Ltd.	128	4,305
Schroders PLC	71	3,179
Singapore Exchange Ltd.	144	809
Standard Life Aberdeen PLC	6,868	34,655
State Street Corp.	133	13,264
T. Rowe Price Group, Inc.	52	5,614
TD Ameritrade Holding Corp.	87	5,153
UBS Group AG1	2,718	47,670
Voya Financial, Inc.	252	12,726
Wendel SA	77	11,998
Yuanta Financial Holding Co. Ltd.	10,664	4,883
Total Diversified Financials		840,228
Energy—7.3%
AltaGas Ltd.	123	2,274
ARC Resources Ltd.	111	1,209
Baker Hughes a GE Co.	1,035	28,742
Banpu PCL	5,225	3,308
Caltex Australia Ltd.	751	18,088
Cameco Corp.	246	2,234
Cenovus Energy, Inc.	2,444	20,796
ConocoPhillips	636	37,708
Cosan SA Industria e Comercio	217	2,710
Devon Energy Corp.	478	15,196
Empresas COPEC SA	1,599	25,115
Enagas SA	72	1,968
Enbridge, Inc.	1,340	42,115
Encana Corp.	457	5,023
Exxaro Resources Ltd.	177	1,628
Galp Energia SGPS SA	1,186	22,324
GS Holdings Corp.	313	18,089
Hess Corp.	146	7,390
Husky Energy, Inc.	1,303	18,637
Idemitsu Kosan Co. Ltd.	1,120	42,125
Imperial Oil Ltd.	983	26,015
Indian Oil Corp. Ltd.	25,728	69,663
Inpex Corp.	823	10,033

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
IRPC PCL	33,591	$7,788
John Wood Group PLC	1,647	12,476
JXTG Holdings, Inc.	16,694	100,085
Koninklijke Vopak NV	43	2,107
Lundin Petroleum AB1	95	2,378
Marathon Oil Corp.	386	6,226
MOL Hungarian Oil & Gas PLC	1,736	18,958
National Oilwell Varco, Inc.	248	9,129
Neste OYJ	275	19,143
Newfield Exploration Co.[1]	80	1,954
Noble Energy, Inc.	202	6,121
Novatek PJSC	255	34,935
Oil Search Ltd.	278	1,525
OMV AG	539	31,341
Origin Energy Ltd.[1]	1,936	12,920
Pembina Pipeline Corp.	190	5,924
Petronas Dagangan Bhd	1,275	8,142
Polski Koncern Naftowy ORLEN SA	1,237	30,379
PrairieSky Royalty Ltd.	14	306
PTT Exploration & Production PCL	1,584	5,800
PTT PCL	4,948	86,713
Qatar Gas Transport Co. Ltd.	224	940
Repsol SA	3,617	64,123
Royal Dutch Shell PLC, Class A	5,826	182,537
Royal Dutch Shell PLC, Class B	4,790	153,001
Santos Ltd.[1]	888	3,453
Schlumberger Ltd.	556	36,018
Showa Shell Sekiyu KK	1,635	22,000
Snam SpA	627	2,879
S-Oil Corp.	218	24,440
Statoil ASA	3,099	72,887
Suncor Energy, Inc.	902	31,127
TechnipFMC PLC	439	12,929
Thai Oil PCL	4,000	11,609
TOTAL SA	3,039	172,412
TransCanada Corp.	297	12,274
Tupras Turkiye Petrol Rafinerileri AS	551	15,286
Ultrapar Participacoes SA	1,277	27,249
United Tractors Tbk PT	1,930	4,486
Vermilion Energy, Inc.	29	934
Woodside Petroleum Ltd.	202	4,531
Total Energy		1,681,855
Food & Staples Retailing—4.0%
Aeon Co. Ltd.[2]	5,672	100,240
Atacadao Distribuicao Comercio e Industria Ltda[1]	4,211	19,005
Carrefour SA	5,355	110,972
Casino Guichard Perrachon SA	950	46,512
Empire Co. Ltd.	829	16,628
George Weston Ltd.	585	47,063
ICA Gruppen AB2	446	15,731
J Sainsbury PLC	14,190	47,535
Jeronimo Martins SGPS SA	1,119	20,375
Koninklijke Ahold Delhaize NV	4,521	106,988
Lawson, Inc.[2]	90	6,127
Loblaw Cos. Ltd.	901	45,488
METRO AG2	2,573	45,536

	Shares	Value
Metro, Inc.	416	$13,262
Pick n Pay Stores Ltd.	1,371	7,931
President Chain Store Corp.	1,063	10,682
Seven & i Holdings Co. Ltd.	1,661	70,782
SPAR Group Ltd. (The)	533	9,112
Tesco PLC	35,139	101,494
Wm Morrison Supermarkets PLC	9,630	28,842
Woolworths Group Ltd.	2,613	52,693
Total Food & Staples Retailing		922,998
Food, Beverage & Tobacco—4.8%
Ajinomoto Co., Inc.	643	11,599
Ambev SA	2,599	18,822
Anadolu Efes Biracilik Ve Malt Sanayii AS	591	4,040
Anheuser-Busch InBev SA	537	58,963
Arca Continental SAB de CV	1,153	7,941
Archer-Daniels-Midland Co.	1,739	75,420
Associated British Foods PLC	728	25,439
Barry Callebaut AG	4	7,803
British American Tobacco Malaysia Bhd	130	884
British American Tobacco PLC	673	39,000
Bunge Ltd.	724	53,533
Campbell Soup Co.	213	9,225
Carlsberg A/S, Class B2	83	9,871
Cia Cervecerias Unidas SA	245	3,607
CJ CheilJedang Corp.	58	17,413
Coca-Cola Amatil Ltd.	771	5,127
Coca-Cola Co. (The)	1,028	44,646
Coca-Cola European Partners PLC	429	17,844
Coca-Cola European Partners PLC	3	125
Coca-Cola Femsa SAB de CV, Series L	478	3,148
Coca-Cola HBC AG1	287	10,605
Coca-Cola Icecek AS	316	2,875
Conagra Brands, Inc.	271	9,995
Danone SA	464	37,509
Diageo PLC	912	30,858
General Mills, Inc.	345	15,546
Heineken Holding NV	322	33,146
Heineken NV	310	33,283
Hormel Foods Corp.[2]	332	11,394
Imperial Brands PLC	726	24,707
Ingredion, Inc.	55	7,091
ITC Ltd.	1,712	6,707
J.M. Smucker Co. (The)[2]	73	9,053
Kellogg Co.[2]	227	14,757
Kerry Group PLC, Class A	7	707
Kerry Group PLC, Class A	83	8,411
Kikkoman Corp.	159	6,369
Kirin Holdings Co. Ltd.	919	24,312
Kraft Heinz Co. (The)	460	28,653
M Dias Branco SA	121	1,857
Marine Harvest ASA	275	5,506
McCormick & Co., Inc.	51	5,426
Molson Coors Brewing Co., Class B	162	12,203
Mondelez International, Inc., Class A	718	29,962
Nestle India Ltd.	16	2,013
Nestle Malaysia Bhd	55	2,147
Nestle SA	1,465	115,689

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Orkla ASA	575	$6,162
PepsiCo, Inc.	709	77,387
Pernod Ricard SA	84	13,972
Pioneer Foods Group Ltd.	221	2,317
PT Indofood CBP Sukses Makmur Tbk	4,983	2,995
Remy Cointreau SA	13	1,851
Sime Darby Plantation Bhd[1]	3,504	4,982
Standard Foods Corp.	33	77
Suntory Beverage & Food Ltd.	300	14,528
Swedish Match AB	62	2,795
Tiger Brands Ltd.	89	2,794
Toyo Suisan Kaisha Ltd.	137	5,385
Treasury Wine Estates Ltd.	182	2,354
Ulker Biskuvi Sanayi AS	245	1,358
Wilmar International Ltd.	24,071	58,374
Total Food, Beverage & Tobacco		1,102,562
Health Care Equipment & Services—3.1%
Alfresa Holdings Corp.	1,412	31,453
Align Technology, Inc.[1]	7	1,758
AmerisourceBergen Corp.	1,921	165,609
Bangkok Dusit Medical Services PCL	3,728	2,802
Becton Dickinson and Co.	81	17,553
Cardinal Health, Inc.	2,343	146,859
Cigna Corp.	203	34,051
Cochlear Ltd.	9	1,254
Coloplast A/S, Class B	34	2,864
ConvaTec Group PLC[3]	697	1,947
Cooper Cos., Inc. (The)	11	2,517
DaVita, Inc.[1]	257	16,947
Edwards Lifesciences Corp.[1]	31	4,325
Envision Healthcare Corp.[1,2]	324	12,451
Essilor International Cie Generale d’Optique SA	84	11,323
Fisher & Paykel Healthcare Corp. Ltd.	87	828
Hartalega Holdings Bhd	456	692
HCA Healthcare, Inc.	519	50,343
Healthscope Ltd.	1,556	2,310
Henry Schein, Inc.[1,2]	220	14,786
Hoya Corp.	93	4,643
Humana, Inc.	239	64,250
IDEXX Laboratories, Inc.[1]	13	2,488
Koninklijke Philips NV	781	29,934
Life Healthcare Group Holdings Ltd.	895	2,086
Mediclinic International PLC	621	5,236
Netcare Ltd.	1,715	4,053
Quest Diagnostics, Inc.	90	9,027
Ramsay Health Care Ltd.	167	7,983
ResMed, Inc.	28	2,757
Ryman Healthcare Ltd.	35	267
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,826	7,562
Sinopharm Group Co. Ltd., Class H	5,506	27,571
Sonic Healthcare Ltd.	273	4,791
Sonova Holding AG	22	3,487
Straumann Holding AG	2	1,257
Sysmex Corp.	84	7,535
Terumo Corp.	49	2,525

	Shares	Value
Varian Medical Systems, Inc.[1]	27	$3,312
Total Health Care Equipment & Services		713,436
Household & Personal Products—1.8%
Amorepacific Corp.	20	5,760
AMOREPACIFIC Group	61	7,840
Beiersdorf AG	104	11,770
Clorox Co. (The)	57	7,587
Colgate-Palmolive Co.	265	18,995
Dabur India Ltd.	278	1,400
Essity AB, Class B1	564	15,530
Estee Lauder Cos., Inc., (The), Class A	65	9,732
Henkel AG & Co KGaA	148	18,620
Hindustan Unilever Ltd.	305	6,235
Kao Corp.	237	17,676
Kimberly-Clark Corp.	194	21,365
Kimberly-Clark de Mexico SAB de CV, Class A	691	1,289
LG Household & Health Care Ltd.	7	7,828
Lion Corp.	259	5,273
L’Oreal SA	185	41,716
Marico Ltd.	246	1,230
Natura Cosmeticos SA	318	3,062
Procter & Gamble Co. (The)	980	77,694
PT Unilever Indonesia Tbk	947	3,407
Reckitt Benckiser Group PLC	199	16,844
Shiseido Co. Ltd.	212	13,531
Unicharm Corp.	301	8,630
Unilever NV	933	52,634
Unilever PLC	696	38,620
Total Household & Personal Products		414,268
Insurance—5.6%
Aegon NV	5,156	34,724
Allianz SE	465	104,883
Allstate Corp. (The)	446	42,281
Assicurazioni Generali SpA	4,142	79,594
Aviva PLC	6,069	42,219
AXA SA	4,948	131,443
Cathay Financial Holding Co. Ltd.	3,880	6,893
CNP Assurances	1,944	49,012
Great-West Lifeco, Inc.	1,286	32,797
Hyundai Marine & Fire Insurance Co. Ltd.	456	16,792
Insurance Australia Group Ltd.	1,401	8,038
Intact Financial Corp.	113	8,485
Legal & General Group PLC	3,353	12,126
Manulife Financial Corp.	1,440	26,717
Mapfre SA	9,043	30,039
Marsh & McLennan Cos., Inc.	205	16,931
MS&AD Insurance Group Holdings, Inc.	1,856	57,172
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	338	78,503
NN Group NV	392	17,375
Old Mutual PLC	2,094	7,029
Principal Financial Group, Inc.	130	7,918
Progressive Corp. (The)	537	32,719
Prudential Financial, Inc.	348	36,035
Prudential PLC	2,809	70,081
QBE Insurance Group Ltd.	1,918	14,168
RSA Insurance Group PLC	1,391	12,293

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Samsung Fire & Marine Insurance Co. Ltd.	97	$24,389
Sanlam Ltd.	1,096	7,890
Sompo Holdings, Inc.	1,134	45,221
Sun Life Financial, Inc.	369	15,144
Suncorp Group Ltd.	1,306	13,364
Swiss Re AG	374	37,994
T&D Holdings, Inc.	1,060	16,680
Tokio Marine Holdings, Inc.	1,307	58,658
Travelers Cos., Inc. (The)	222	30,827
Tryg A/S	161	3,732
UnipolSai Assicurazioni SpA	6,770	16,094
Willis Towers Watson PLC	62	9,436
Zurich Insurance Group AG1	158	51,710
Total Insurance		1,307,406
Materials—5.8%
Agnico Eagle Mines Ltd.	63	2,649
Air Liquide SA	246	30,097
Akzo Nobel NV	231	21,802
Amcor Ltd.	1,031	11,206
Anglo American PLC	1,296	30,197
Antofagasta PLC	409	5,284
Arkema SA	100	13,036
Asahi Kasei Corp.	1,842	24,222
Asian Paints Ltd.	167	2,869
Avery Dennison Corp.	67	7,119
Axalta Coating Systems Ltd[1]	175	5,283
Ball Corp.	337	13,382
BASF SE	906	91,892
BHP Billiton PLC	852	16,776
BlueScope Steel Ltd.	892	10,325
Boliden AB	210	7,335
Boral Ltd.	729	4,160
Cementos Argos SA	1,002	3,476
Chr Hansen Holding A/S	19	1,633
Clariant AG1	322	7,670
CRH PLC	1,200	40,552
Croda International PLC	38	2,435
Daicel Corp.	499	5,415
DowDuPont, Inc.	961	61,225
Ecolab, Inc.	128	17,545
Evonik Industries AG	581	20,465
Fletcher Building Ltd.	1,676	7,291
Fresnillo PLC	127	2,260
Givaudan SA	3	6,817
Grupo Argos SA	654	4,407
Hanwha Chemical Corp.	365	10,119
HeidelbergCement AG	255	25,020
Hitachi Chemical Co. Ltd.	302	6,656
Hitachi Metals Ltd.	781	9,077
Imerys SA	64	6,210
International Flavors & Fragrances, Inc.	29	3,970
James Hardie Industries PLC	137	2,403
JFE Holdings, Inc.	1,800	35,839
Johnson Matthey PLC	507	21,635
JSR Corp.	268	5,955
K+S AG	201	5,794
Kaneka Corp.	751	7,408

	Shares	Value
Kansai Paint Co. Ltd.[2]	204	$4,723
Kinross Gold Corp.[1]	1,070	4,224
Klabin SA	427	2,659
Kobe Steel Ltd.[1]	1,819	17,839
Koninklijke DSM NV	128	12,694
Kumba Iron Ore Ltd.	163	3,894
Kuraray Co. Ltd.	369	6,315
LafargeHolcim Ltd.[1]	586	32,005
LG Chem Ltd.	77	27,884
Linde AG	92	18,443
Linde AG1	25	5,261
Lucky Cement Ltd.	192	1,145
Lundin Mining Corp.	369	2,419
Mitsubishi Chemical Holdings Corp.	4,224	40,512
Mitsubishi Materials Corp.	476	13,942
Mitsui Chemicals, Inc.	509	15,938
Mondi Ltd.	101	2,747
Mondi PLC	311	8,355
Mosaic Co. (The)	351	8,522
Newcrest Mining Ltd.	262	3,931
Nippon Steel & Sumitomo Metal Corp.	2,600	56,425
Nitto Denko Corp.	97	7,216
Norsk Hydro ASA	2,024	11,846
Novozymes A/S, Class B	48	2,474
Nutrien Ltd.	242	11,429
Orica Ltd.	345	4,700
PPG Industries, Inc.	156	17,410
Praxair, Inc.	90	12,987
PTT Global Chemical PCL	5,726	17,350
Sherwin-Williams Co. (The)	43	16,861
Shin-Etsu Chemical Co. Ltd.	140	14,316
Siam Cement PCL (The)	2,300	36,335
Sika AG	1	7,816
Solvay SA	118	16,377
South32 Ltd.	3,285	8,114
Stora Enso OYJ, Class R	675	12,390
Sumitomo Chemical Co. Ltd.	4,286	24,503
Sumitomo Metal Mining Co. Ltd.	241	9,801
Symrise AG	56	4,501
Taiheiyo Cement Corp.	223	7,926
Teck Resources Ltd., Class B	416	10,706
Teijin Ltd.	460	8,651
thyssenkrupp AG	2,481	64,656
Titan Cement Co. SA	77	1,908
Toray Industries, Inc.	2,449	23,051
Umicore SA	321	16,948
UPM-Kymmene OYJ[1]	444	16,436
voestalpine AG	320	16,754
West Fraser Timber Co. Ltd.	70	4,648
WestRock Co.	280	17,968
Wheaton Precious Metals Corp.	54	1,100
Total Materials		1,335,966
Media—1.1%
Astro Malaysia Holdings Bhd	2,643	1,394
Axel Springer SE	60	5,018
Discovery Communications, Inc., Class C1	39	761
Eutelsat Communications SA	97	1,921

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
ITV PLC	2,217	$4,483
JCDecaux SA	113	3,927
Lagardere SCA	380	10,842
Liberty Global PLC, Class A1	132	4,133
Liberty Global PLC, Class C1	361	10,985
Naspers Ltd., Class N	27	6,590
Pearson PLC	859	9,025
ProSiebenSat.1 Media SE	161	5,580
Publicis Groupe SA	199	13,847
Schibsted ASA, Class B	58	1,467
SES SA	152	2,054
Singapore Press Holdings Ltd.	486	934
Sky PLC	1,485	27,029
Telenet Group Holding NV1	56	3,736
Time Warner, Inc.	399	37,737
Toho Co. Ltd.	137	4,515
Vivendi SA	758	19,577
Walt Disney Co. (The)	633	63,579
WPP PLC	1,310	20,812
Total Media		259,946
Pharmaceuticals, Biotechnology & Life Sciences—3.4%
AbbVie, Inc.	285	26,975
Agilent Technologies, Inc.	77	5,151
Amgen, Inc.	155	26,424
Astellas Pharma, Inc.	1,075	16,335
AstraZeneca PLC	374	25,684
Bayer AG	482	54,412
Biogen, Inc.[1]	50	13,691
Bristol-Myers Squibb Co.	369	23,339
Chugai Pharmaceutical Co. Ltd.	134	6,716
CSL Ltd.	71	8,466
Daiichi Sankyo Co. Ltd.	294	9,772
Eisai Co. Ltd.	114	7,274
Eli Lilly & Co.	369	28,550
Genmab A/S1	3	642
Gilead Sciences, Inc.	423	31,890
GlaxoSmithKline PLC	2,863	55,986
Grifols SA	143	4,047
H Lundbeck A/S	65	3,623
Ipsen SA	19	2,948
IQVIA Holdings, Inc.[1]	114	11,185
Jazz Pharmaceuticals PLC[1]	13	1,963
Johnson & Johnson	691	88,552
Kalbe Farma Tbk PT	15,892	1,731
Kyowa Hakko Kirin Co. Ltd.	192	4,129
Lonza Group AG1	22	5,174
Merck & Co., Inc.	876	47,716
Merck KGaA	68	6,515
Mettler-Toledo International, Inc.[1]	5	2,875
Mitsubishi Tanabe Pharma Corp.	216	4,338
Novartis AG	766	61,802
Novo Nordisk A/S, Class B	353	17,327
Ono Pharmaceutical Co. Ltd.	100	3,153
Orion OYJ, Class B	37	1,132
Otsuka Holdings Co. Ltd.	300	14,931
Piramal Enterprises Ltd.	47	1,753
QIAGEN NV1	51	1,646

	Shares	Value
Roche Holding AG	234	$53,539
Sanofi	691	55,519
Santen Pharmaceutical Co. Ltd.	200	3,310
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	103	633
Shionogi & Co. Ltd.	98	5,054
Sumitomo Dainippon Pharma Co. Ltd.	287	4,744
Takeda Pharmaceutical Co. Ltd.	326	15,695
TESARO Inc.[1,2]	4	229
UCB SA	83	6,755
Vertex Pharmaceuticals, Inc.[1]	18	2,934
Vifor Pharma AG	38	5,843
Waters Corp.[1]	14	2,781
Zoetis, Inc.	80	6,681
Total Pharmaceuticals, Biotechnology & Life Sciences		791,564
Real Estate—1.2%
Aeon Mall Co. Ltd.	176	3,659
American Tower Corp.	58	8,430
Ascendas Real Estate Investment Trust	407	816
Azrieli Group Ltd.	20	958
Boston Properties, Inc.	27	3,327
British Land Co. PLC (The)	113	1,018
Brixmor Property Group, Inc.	101	1,540
CapitaLand Commercial Trust	297	415
CapitaLand Ltd.	1,837	5,001
CapitaLand Mall Trust	442	701
CBRE Group, Inc., Class A1	378	17,849
Central Pattana PCL	430	1,080
City Developments Ltd.	361	3,579
Daiwa House Industry Co. Ltd.	1,117	42,432
Deutsche Wohnen SE	41	1,911
Dexus	124	887
Duke Realty Corp.	38	1,006
Equinix, Inc.	13	5,436
First Capital Realty, Inc.	45	710
Fonciere Des Regions	11	1,213
Gecina SA	5	868
Goodman Group	283	1,830
GPT Group (The)	194	705
Growthpoint Properties Ltd.	439	1,053
Hammerson PLC	69	519
Hang Lung Group Ltd.	635	2,075
Hang Lung Properties Ltd.	894	2,082
HCP, Inc.	87	2,021
Host Hotels & Resorts, Inc.	336	6,263
Hulic Co. Ltd.	200	2,159
Hyprop Investments Ltd.	35	320
Hysan Development Co. Ltd.	103	545
ICADE	26	2,523
Iron Mountain, Inc.	150	4,929
Jones Lang LaSalle, Inc.	59	10,304
Klepierre SA	46	1,853
Land Securities Group PLC	102	1,341
LendLease Group	1,369	18,177
Liberty Property Trust	23	914
Link REIT	183	1,562

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Macerich Co. (The)	21	$1,176
Mirvac Group	1,399	2,307
Mitsubishi Estate Co. Ltd.	764	12,572
Mitsui Fudosan Co. Ltd.	804	19,142
NEPI Rockcastle PLC	30	291
Nomura Real Estate Holdings, Inc.	284	6,585
Prologis, Inc.	53	3,339
Redefine Properties Ltd.	867	848
SBA Communications Corp.[1]	12	2,051
Segro PLC	72	607
Sime Darby Property Bhd[1]	2,243	823
SM Prime Holdings, Inc.	3,021	1,951
Stockland	881	2,723
Sun Hung Kai Properties Ltd.	772	12,197
Swire Pacific Ltd., Class A	732	7,382
Swire Properties Ltd.	957	3,353
Swiss Prime Site AG1	15	1,448
Tokyu Fudosan Holdings Corp.	1,468	10,449
UDR, Inc.	35	1,247
Unibail-Rodamco SE	12	2,740
UOL Group Ltd.	239	1,558
Weyerhaeuser Co.	247	8,645
Wharf Real Estate Investment Co. Ltd.[1]	438	2,852
Total Real Estate		270,297
Retailing—2.8%
Best Buy Co., Inc.	686	48,013
Booking Holdings, Inc.[1]	8	16,643
Canadian Tire Corp. Ltd., Class A	90	11,826
Fast Retailing Co. Ltd.	60	23,662
Foschini Group Ltd. (The)	133	2,512
Gap, Inc. (The)	575	17,940
Hennes & Mauritz AB, Class B	1,594	23,826
Home Depot, Inc. (The)	656	116,925
Home Product Center PCL	5,329	2,369
Hotai Motor Co. Ltd.	637	6,347
Imperial Holdings Ltd.	511	10,059
Industria de Diseno Textil SA	1,139	35,622
J Front Retailing Co. Ltd.	399	6,644
Jardine Cycle & Carriage Ltd.	735	19,338
Kingfisher PLC	3,965	16,269
LKQ Corp.[1]	271	10,284
Lojas Renner SA	260	2,687
Lowe’s Cos., Inc.	883	77,483
Marks & Spencer Group PLC	4,530	17,170
Mr Price Group Ltd.	84	2,020
Next PLC	107	7,143
Nitori Holdings Co. Ltd.	38	6,605
Nordstrom, Inc.	363	17,573
S.A.C.I. Falabella	1,621	15,640
Target Corp.	1,141	79,220
Tiffany & Co.	50	4,883
Tractor Supply Co.	132	8,319
Woolworths Holdings Ltd.	1,334	6,755
Yamada Denki Co. Ltd.[2]	3,349	20,185
Zalando SE1,3	111	6,045
Total Retailing		640,007

	Shares	Value
Semiconductors & Semiconductor Equipment—1.2%
Advanced Semiconductor Engineering, Inc.	9,265	$13,394
Analog Devices, Inc.	78	7,108
Applied Materials, Inc.	326	18,129
ASM Pacific Technology Ltd.	183	2,556
ASML Holding NV	67	13,196
Infineon Technologies AG	401	10,722
Intel Corp.	1,690	88,015
Lam Research Corp.	59	11,986
Macronix International[1]	1,000	1,684
NVIDIA Corp.	46	10,653
Siliconware Precision Industries Co. Ltd.	2,440	4,260
Skyworks Solutions, Inc.	44	4,411
STMicroelectronics NV	420	9,290
Taiwan Semiconductor Manufacturing Co. Ltd.	5,475	45,817
Texas Instruments, Inc.	173	17,973
Tokyo Electron Ltd.	59	10,660
Total Semiconductors & Semiconductor Equipment		269,854
Software & Services—4.3%
Accenture PLC, Class A	290	44,515
Adobe Systems, Inc.[1]	42	9,075
Alphabet, Inc., Class A1	51	52,894
Alphabet, Inc., Class C1	60	61,907
Amadeus IT Group SA	100	7,377
ANSYS, Inc.[1]	8	1,254
Atos SE	125	17,080
Autodesk, Inc.[1]	22	2,763
Automatic Data Processing, Inc.	135	15,320
BlackBerry Ltd.[1]	102	1,172
Broadridge Financial Solutions, Inc.	53	5,814
CA, Inc.	146	4,949
Cadence Design Systems, Inc.[1]	63	2,317
Capgemini SE	154	19,167
CGI Group, Inc., Class A1	165	9,509
Cielo SA	608	3,785
Citrix Systems, Inc.[1]	39	3,619
Cognizant Technology Solutions Corp., Class A	220	17,710
Computershare Ltd.	189	2,509
Dassault Systemes SE	39	5,295
Dell Technologies, Inc., Class V1	134	9,810
DXC Technology Co.	305	30,662
Facebook, Inc., Class A1	209	33,396
Fortinet, Inc.[1]	37	1,982
Fujitsu Ltd.	8,173	49,107
Gartner, Inc.[1]	33	3,881
HCL Technologies Ltd.	660	9,802
Infosys Ltd.	729	12,650
International Business Machines Corp.	621	95,280
Intuit, Inc.	38	6,587
Jack Henry & Associates, Inc.	15	1,814
Konami Holdings Corp.	100	5,002
Mastercard, Inc., Class A	83	14,538
Micro Focus International PLC[4]	165	2,317
Micro Focus International PLC	16	221
Microsoft Corp.	1,269	115,822
NAVER Corp.	8	5,899
NCSoft Corp.	5	1,923

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Nice Ltd.[1]	18	$1,670
Nintendo Co. Ltd.	20	8,775
Nomura Research Institute Ltd.	129	6,010
NTT Data Corp.	2,100	21,780
Open Text Corp.	86	2,990
Oracle Corp.	948	43,371
Oracle Corp. Japan	80	6,537
Otsuka Corp.	214	10,786
PayPal Holdings, Inc.[1]	195	14,795
Red Hat, Inc.[1]	24	3,588
Sabre Corp.	190	4,076
Sage Group PLC (The)	310	2,780
salesforce.com, Inc.[1]	110	12,793
SAP SE	345	36,053
ServiceNow, Inc.[1]	14	2,316
Shopify, Inc., Class A1	5	622
Splunk, Inc.[1]	15	1,476
Symantec Corp.	207	5,351
Take-Two Interactive Software, Inc.[1]	22	2,151
Tata Consultancy Services Ltd.	516	22,541
Tech Mahindra Ltd.	643	6,297
Tencent Holdings Ltd.	745	38,881
Ubisoft Entertainment SA1	31	2,612
Vakrangee Ltd.	255	865
Visa, Inc., Class A	162	19,378
VMware Inc, Class A1	21	2,547
Western Union Co. (The)	330	6,346
Wipro Ltd.	2,182	9,406
Workday, Inc., Class A1,2	13	1,652
Total Software & Services		987,169
Technology Hardware & Equipment—5.9%
AAC Technologies Holdings, Inc.	187	3,374
Acer, Inc.[1]	12,601	10,459
Apple, Inc.	1,635	274,320
Arista Networks, Inc.[1]	8	2,042
AU Optronics Corp.	33,947	15,718
BYD Electronic International Co. Ltd.	3,283	6,157
Chicony Electronics Co. Ltd.	1,000	2,541
Cisco Systems, Inc.	1,350	57,902
Cognex Corp.	16	832
CommScope Holding Co., Inc.[1]	147	5,876
Corning, Inc.	419	11,682
Delta Electronics, Inc.	1,570	7,000
F5 Networks, Inc.[1]	18	2,603
Flex Ltd.[1]	1,695	27,679
FLIR Systems, Inc.	45	2,250
FUJIFILM Holdings Corp.	794	31,327
Hewlett Packard Enterprise Co.	2,161	37,904
Hitachi High-Technologies Corp.	178	8,302
Hitachi Ltd.	13,892	99,680
HP, Inc.	3,014	66,067
Ingenico Group SA	33	2,674
Inventec Corp.	24,734	19,596
Keyence Corp.	9	5,543
Konica Minolta, Inc.	1,297	10,891
Kyocera Corp.	340	18,949
Lenovo Group Ltd.	116,093	59,316

	Shares	Value
LG Display Co. Ltd.	1,187	$28,787
LG Innotek Co. Ltd.	68	7,879
Lite-On Technology Corp.	7,219	10,077
Micro-Star International Co. Ltd.	1,396	4,678
Motorola Solutions, Inc.	74	7,792
Murata Manufacturing Co. Ltd.	76	10,355
NEC Corp.	1,075	29,920
Nokia OYJ	6,518	35,953
Omron Corp.	160	9,192
Samsung Electro-Mechanics Co. Ltd.	86	8,633
Samsung Electronics Co. Ltd.	110	253,044
Samsung SDI Co. Ltd.	42	7,526
Seagate Technology PLC	254	14,864
Seiko Epson Corp.	753	12,900
Shimadzu Corp.	176	4,776
TDK Corp.	171	14,970
TE Connectivity Ltd.	159	15,884
Telefonaktiebolaget LM Ericsson, Class B2	4,558	28,802
Trimble, Inc.[1]	81	2,906
Wistron Corp.	44,101	37,738
Xerox Corp.	417	12,001
Yaskawa Electric Corp.	66	2,929
Yokogawa Electric Corp.	226	4,509
Total Technology Hardware & Equipment		1,356,799
Telecommunication Services—3.8%
Advanced Info Service PCL	1,002	6,601
Asia Pacific Telecom Co. Ltd.[1]	2,000	626
Axiata Group Bhd	5,307	7,491
Bharti Infratel Ltd.	245	1,263
BT Group PLC	13,258	42,311
CenturyLink, Inc.	2,149	35,308
Chunghwa Telecom Co. Ltd.	2,593	9,916
DiGi.Com BHD	1,622	1,942
Elisa OYJ	65	2,939
Far EasTone Telecommunications Co. Ltd.	1,270	3,354
Global Telecom Holding SAE[1]	9,530	3,552
Hellenic Telecommunications Organization SA	399	5,388
HKT Trust & HKT Ltd.	4,190	5,269
KDDI Corp.	2,439	62,047
Koninklijke KPN NV	3,231	9,684
Maxis Bhd	1,798	2,640
Millicom International Cellular SA	75	5,100
MTN Group Ltd.	1,339	13,450
Nippon Telegraph & Telephone Corp.	3,123	143,949
NTT DOCOMO, Inc.	2,142	54,169
O2 Czech Republic AS	175	2,416
Ooredoo Q.S.C.	473	10,718
Orange SA	3,746	63,508
PCCW Ltd.	10,447	6,043
Proximus SADP	288	8,936
Rogers Communications, Inc., Class B	240	10,711
Singapore Telecommunications Ltd.	6,474	16,638
SK Telecom Co. Ltd.	102	22,010
StarHub Ltd.	1,168	2,049
Swisscom AG2	28	13,848
Taiwan Mobile Co. Ltd.	1,697	6,344
TDC A/S1	527	4,358

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Tele2 AB, Class B	387	$4,628
Telecom Italia SpA[1]	25,506	24,185
Telefonica Deutschland Holding AG	2,273	10,667
Telefonica SA	8,300	81,948
Telekom Malaysia Bhd	2,485	3,347
Telekomunikasi Indonesia Persero Tbk PT	40,563	10,607
Telenor ASA	894	20,155
Telia Co. AB	2,655	12,431
Telstra Corp. Ltd.	9,620	23,170
TELUS Corp.	367	12,878
True Corp. PCL	26,600	5,912
Turkcell Iletisim Hizmetleri AS	1,379	5,243
Vodacom Group Ltd.	614	7,932
Vodafone Group PLC	23,858	65,002
XL Axiata Tbk PT1	9,600	1,757
Total Telecommunication Services		874,440
Transportation—2.9%
Abertis Infraestructuras SA	368	8,246
Aena SME SA3	29	5,837
Aeroports de Paris	23	5,007
Airports of Thailand PCL	992	2,094
AMERCO	12	4,141
ANA Holdings, Inc.[2]	563	21,615
Atlantia SpA	278	8,599
Auckland International Airport Ltd.	117	517
Aurizon Holdings Ltd.	962	3,121
BTS Group Holdings PCL	1,634	434
C.H. Robinson Worldwide, Inc.	191	17,899
Canadian National Railway Co.	171	12,489
Central Japan Railway Co.	104	19,666
Delta Air Lines, Inc.	951	52,124
Deutsche Post AG	2,001	87,412
DSV A/S	190	14,869
East Japan Railway Co.	301	27,940
easyJet PLC	389	8,756
Eva Airways Corp.	13,320	6,830
Expeditors International of Washington, Inc.	130	8,229
Fraport AG Frankfurt Airport Services Worldwide	40	3,940
Getlink SE	112	1,598
Hankyu Hanshin Holdings, Inc.	187	6,945
Kamigumi Co. Ltd.	100	2,213
Keio Corp.	122	5,208
Keisei Electric Railway Co. Ltd.	100	3,046
Kintetsu Group Holdings Co. Ltd.[2]	314	12,268
Kuehne + Nagel International AG	134	21,032
Kyushu Railway Co.	160	4,965
Latam Airlines Group SA	732	11,382
Localiza Rent a Car SA	288	2,489
Macquarie Infrastructure Corp.	34	1,256
MTR Corp. Ltd.	1,659	8,920
Nagoya Railroad Co. Ltd.[2]	263	6,662
Nippon Express Co. Ltd.	390	25,487
Nippon Yusen KK2	1,076	20,852
Norfolk Southern Corp.	90	12,220
Odakyu Electric Railway Co. Ltd.	273	5,519
Royal Mail PLC	2,327	17,653

	Shares	Value
SATS Ltd.	420	$1,643
Singapore Airlines Ltd.	1,697	14,028
Southwest Airlines Co.	442	25,318
Sydney Airport	273	1,405
TAV Havalimanlari Holding AS	232	1,386
Tobu Railway Co. Ltd.	199	6,025
Tokyu Corp.	856	13,385
Transurban Group	318	2,786
Union Pacific Corp.	193	25,945
United Parcel Service, Inc., Class B	590	61,749
West Japan Railway Co.	193	13,565
Yamato Holdings Co. Ltd.[2]	700	17,439
Total Transportation		674,154
Utilities—6.5%
AES Corp.	1,680	19,102
Aguas Andinas SA, Class A	1,450	944
Alliant Energy Corp.	105	4,290
Ameren Corp.	136	7,702
American Electric Power Co., Inc.	285	19,548
American Water Works Co., Inc.	52	4,271
APA Group	366	2,212
Atco Ltd., Class I	114	3,659
AusNet Services	1,501	1,929
Canadian Utilities Ltd., Class A	102	2,721
Centrica PLC	28,049	55,952
CEZ AS	501	12,476
China Longyuan Power Group Corp. Ltd., Class H	2,935	2,251
CLP Holdings Ltd.	1,374	13,988
CMS Energy Corp.	183	8,288
Colbun SA	8,862	2,125
Consolidated Edison, Inc.	191	14,887
Dominion Energy, Inc.	207	13,958
DTE Energy Co.	143	14,929
Duke Energy Corp.	365	28,277
E.ON SE	5,882	65,250
Edison International	244	15,533
EDP - Energias de Portugal SA	6,967	26,459
EDP - Energias do Brasil SA	1,103	4,417
Electric Power Development Co. Ltd.	373	9,540
Electricite de France SA	8,250	119,320
Endesa SA	1,432	31,498
Enel Americas SA	52,844	12,343
Enel SpA	18,204	111,269
Engie Brasil Energia SA	227	2,675
Engie SA	6,611	110,209
Entergy Corp.	180	14,180
Eversource Energy	160	9,427
Exelon Corp.	1,108	43,223
Fortis, Inc.	252	8,501
Fortum OYJ	294	6,309
Gas Natural SDG SA	1,644	39,204
HK Electric Investments & HK Electric Investments Ltd.[2,3]	1,977	1,914
Huaneng Renewables Corp. Ltd., Class H	2,724	1,017
Hydro One Ltd.[3]	376	6,101
Iberdrola SA	6,115	44,913

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Infraestructura Energetica Nova SAB de CV	272	$1,325
Innogy SE3	1,656	78,349
Interconexion Electrica SA ESP	721	3,438
Korea Gas Corp.[1]	649	29,561
Kyushu Electric Power Co., Inc.	1,908	22,892
Mercury NZ Ltd.	579	1,345
Meridian Energy Ltd.	1,008	2,076
National Grid PLC	2,353	26,479
NextEra Energy, Inc.	135	22,050
NiSource, Inc.	254	6,073
Orsted A/S3	191	12,353
Osaka Gas Co. Ltd.	696	13,724
PG&E Corp.	548	24,074
Pinnacle West Capital Corp.	56	4,469
Power Assets Holdings Ltd.	26	232
Public Service Enterprise Group, Inc.	229	11,505
Red Electrica Corp. SA	151	3,107
RusHydro PJSC[4]	13,200	16,606
RWE AG1	3,134	77,318
SCANA Corp.	142	5,332
Sempra Energy	127	14,125
Southern Co. (The)	639	28,538
SSE PLC	3,115	55,758
Suez	1,755	25,404
Terna Rete Elettrica Nazionale SpA	623	3,639
Toho Gas Co. Ltd.	152	4,709
Tokyo Gas Co. Ltd.	790	20,933
United Utilities Group PLC	324	3,252
Veolia Environnement SA	1,611	38,130
WEC Energy Group, Inc.	152	9,530
Xcel Energy, Inc.	317	14,417
Total Utilities		1,497,554
Total Common Stocks (Cost $21,447,043)		22,855,008
PREFERRED STOCKS—0.8%
Automobiles & Components—0.1%
Bayerische Motoren Werke AG, 4.39%	133	12,456
Banks—0.4%
Itausa - Investimentos Itau SA, 5.27%	310	1,286
Banco Bradesco SA, 3.37%	4,138	49,179
Itau Unibanco Holding SA, 6.06%	2,504	38,657
Bancolombia SA, 2.89%	416	4,361
Total Banks		93,483
Capital Goods—0.0%[5]
Rolls-Royce Holdings PLC, Class C1,6	92,690	130
Food & Staples Retailing—0.0%[5]
Cia Brasileira de Distribuicao, 0.86%	490	9,812
Food, Beverage & Tobacco—0.0%[5]
Embotelladora Andina SA, Class B, 2.85%	385	1,890
Household & Personal Products—0.1%
Henkel AG & Co KGaA, 1.71%	95	12,484
LG Household & Health Care Ltd., 1.22%	2	1,317
Amorepacific Corp., 0.74%	7	1,051
Total Household & Personal Products		14,852
Materials—0.0%[5]
LG Chem Ltd., 3.06%	14	2,831
Technology Hardware & Equipment—0.2%
Samsung Electronics Co. Ltd., 2.51%	19	36,096
Telecommunication Services—0.0%[5]
Telefonica Brasil SA, 5.07%	681	10,327

	Shares	Value
Utilities—0.0%[5]
Cia Energetica de Minas Gerais, 9.53%	2,256	$5,810
Total Preferred Stocks (Cost $147,691)		187,687

Money Market Fund—0.0%[5]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[7]
(Cost $4,857)	4,857	4,857

Investment of Cash Collateral for Securities Loaned—1.5%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[7]
(Cost $352,464)	352,464	352,464
Total Investments—101.2% (Cost $21,952,055)		23,400,016
Liabilities in Excess of Other Assets—(1.2)%		(274,522)
Net Assets—100.0%		$23,125,494

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Global ESG Revenue ETF

PCL	-	Public Company Limited
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	Non-income producing security.

2	All or a portion of the security was on loan. The aggregate value of the securities on loan was $522,317; total value of the collateral held by the Fund was $544,488. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $192,024.

3	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $144,177 or 0.62% of the Fund’s net assets at period end.

4	American Depositary Receipt.

5	Less than 0.05%

6	The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

7	Rate shown represents annualized 7-day yield as of March 31, 2018.

Geographical Holdings (Unaudited)
Country	Value	% of Net Assets
United States	$6,246,818	27.0%
Japan	3,477,064	15.0
France	2,348,885	10.2
Germany	1,718,675	7.4
United Kingdom	1,495,311	6.5
Netherlands	998,125	4.3
South Korea	877,521	3.8
Canada	826,106	3.6
Switzerland	641,762	2.8
Spain	573,677	2.5
Australia	458,617	2.0
Brazil	373,900	1.6
Italy	327,486	1.4
Sweden	301,515	1.3
Taiwan	255,669	1.1
India	235,280	1.0
Thailand	229,353	1.0
China	218,255	0.9
Singapore	185,111	0.8
South Africa	181,844	0.8
Belgium	138,769	0.6
Norway	129,051	0.6
Finland	118,156	0.5
Denmark	110,185	0.5
Hong Kong	108,684	0.5

Geographical Holdings (Unaudited)
Country	Value	% of Net Assets
Chile	$88,010	0.4%
Austria	82,170	0.4
Malaysia	78,461	0.3
Indonesia	73,330	0.3
Portugal	69,158	0.3
Turkey	62,561	0.3
Ireland	59,092	0.3
Russia	51,541	0.2
Poland	40,284	0.2
Mexico	30,607	0.1
Qatar	30,544	0.1
Colombia	25,435	0.1
Hungary	24,132	0.1
Israel	20,547	0.1
Czech Republic	17,172	0.1
United Arab Emirates	13,152	0.1
New Zealand	12,324	0.1
Macau	10,650	0.0	[1]
Greece	10,370	0.0	[1]
Peru	7,038	0.0	[1]
Philippines	7,031	0.0	[1]
Egypt	6,126	0.0	[1]
Pakistan	2,117	0.0	[1]
Luxembourg	2,054	0.0	[1]
Romania	291	0.0	[1]
Total Investments	23,400,016	101.2
Liabilities in Excess of Other Assets	(274,522)	(1.2)
Net Assets	$23,125,494	100.0%

1	Less than 0.05%

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—0.9%
Adient PLC[1]	28	$1,673
Aptiv PLC	85	7,222
BorgWarner, Inc.	56	2,813
Delphi Technologies PLC	16	762
Ford Motor Co.	427	4,731
General Motors Co.	294	10,684
Gentex Corp.	27	622
Goodyear Tire & Rubber Co. (The)	20	532
Harley-Davidson, Inc.[1]	7	300
Lear Corp.	17	3,164
Tesla, Inc.[1,2]	45	11,976
Thor Industries, Inc.	13	1,497
Visteon Corp.[2]	11	1,213
Total Automobiles & Components		47,189
Banks—5.3%
Associated Banc-Corp.	17	422
Bank of America Corp.	1,986	59,560
Bank of Hawaii Corp.	3	249
Bank of the Ozarks	7	338
BankUnited, Inc.	9	360
BB&T Corp.	97	5,048
BOK Financial Corp.	3	297
CIT Group, Inc.	22	1,133
Citigroup, Inc.	569	38,407
Citizens Financial Group, Inc.	77	3,232
Comerica, Inc.	35	3,358
Commerce Bancshares, Inc.	10	599
Cullen/Frost Bankers, Inc.	10	1,061
East West Bancorp, Inc.	29	1,814
F.N.B. Corp.	19	256
Fifth Third Bancorp	105	3,334
First Horizon National Corp.	26	490
First Republic Bank[1]	21	1,945
Huntington Bancshares, Inc.	147	2,220
JPMorgan Chase & Co.	689	75,769
KeyCorp	128	2,502
M&T Bank Corp.	21	3,872
PacWest Bancorp	8	396
People’s United Financial, Inc.	35	653
Pinnacle Financial Partners, Inc.	7	449
PNC Financial Services Group, Inc. (The)	96	14,519
Prosperity Bancshares, Inc.	6	436
Regions Financial Corp.	204	3,790
Signature Bank[2]	4	568
SunTrust Banks, Inc.	66	4,491
SVB Financial Group[2]	13	3,120
Synovus Financial Corp.	22	1,099
TCF Financial Corp.	15	342
U.S. Bancorp	187	9,443
Webster Financial Corp.	11	609
Wells Fargo & Co.	490	25,681
Western Alliance Bancorp[2]	17	988
Zions Bancorporation	32	1,687
Total Banks		274,537
Capital Goods—8.2%
3M Co.	153	33,587

	Shares	Value
A.O. Smith Corp.	32	$2,035
AECOM[2]	11	392
AGCO Corp.	12	778
Air Lease Corp.	20	852
Allegion PLC	24	2,047
Allison Transmission Holdings, Inc.	23	898
AMETEK, Inc.	70	5,318
Arconic, Inc.	86	1,981
Armstrong World Industries, Inc.[1,2]	9	507
Boeing Co. (The)	199	65,248
BWX Technologies, Inc.	32	2,033
Carlisle Cos., Inc.	6	627
Caterpillar, Inc.	186	27,413
Colfax Corp.[2]	7	223
Crane Co.	9	835
Cummins, Inc.	34	5,511
Deere & Co.	90	13,979
Donaldson Co., Inc.	21	946
Dover Corp.	37	3,634
Eaton Corp. PLC	73	5,833
Emerson Electric Co.	104	7,103
Fastenal Co.[1]	36	1,965
Fluor Corp.	8	458
Fortive Corp.	82	6,357
Fortune Brands Home & Security, Inc.	30	1,767
Gardner Denver Holdings, Inc.[2]	12	368
General Dynamics Corp.	48	10,603
General Electric Co.	76	1,025
Graco, Inc.	53	2,423
Harris Corp.	33	5,322
HD Supply Holdings, Inc.[2]	9	342
HEICO Corp.	10	868
HEICO Corp., Class A	18	1,277
Hexcel Corp.	18	1,163
Honeywell International, Inc.	190	27,457
Hubbell, Inc.	7	853
Huntington Ingalls Industries, Inc.	11	2,835
IDEX Corp.	23	3,278
Illinois Tool Works, Inc.	76	11,906
Ingersoll-Rand PLC	38	3,249
ITT, Inc.	20	980
Jacobs Engineering Group, Inc.	13	769
Johnson Controls International PLC	58	2,044
L3 Technologies, Inc.	16	3,328
Lennox International, Inc.	9	1,839
Lincoln Electric Holdings, Inc.	11	989
Lockheed Martin Corp.	60	20,276
Masco Corp.	73	2,952
Middleby Corp. (The)[1,2]	3	371
Nordson Corp.	10	1,363
Northrop Grumman Corp.	41	14,314
Orbital ATK, Inc.	19	2,520
Oshkosh Corp.	19	1,468
Owens Corning	39	3,136
PACCAR, Inc.	43	2,845
Parker-Hannifin Corp.	34	5,815

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Pentair PLC	37	$2,521
Quanta Services, Inc.[2]	17	584
Raytheon Co.	76	16,402
Regal Beloit Corp.	6	440
Rockwell Automation, Inc.	41	7,142
Rockwell Collins, Inc.	50	6,743
Roper Technologies, Inc.	30	8,421
Sensata Technologies Holding PLC[2]	35	1,814
Snap-on, Inc.	4	590
Spirit AeroSystems Holdings, Inc., Class A	33	2,762
Stanley Black & Decker, Inc.	46	7,047
Teledyne Technologies, Inc.[2]	11	2,059
Terex Corp.	23	860
Textron, Inc.	38	2,241
Timken Co. (The)	14	638
Toro Co. (The)	18	1,124
TransDigm Group, Inc.	8	2,456
Trinity Industries, Inc.	32	1,044
United Rentals, Inc.[2]	25	4,318
United Technologies Corp.	117	14,721
Univar, Inc.[2]	17	472
USG Corp.[2]	17	687
Valmont Industries, Inc.	3	439
W.W. Grainger, Inc.[1]	3	847
WABCO Holdings, Inc.[2]	14	1,874
Wabtec Corp.[1]	7	570
Watsco, Inc.	5	905
Welbilt, Inc.[1,2]	27	525
Xylem, Inc.	49	3,769
Total Capital Goods		424,320
Commercial & Professional Services—0.8%
Cintas Corp.	20	3,411
Copart, Inc.[2]	48	2,445
CoStar Group, Inc.[2]	12	4,352
Dun & Bradstreet Corp. (The)	4	468
Equifax, Inc.	10	1,178
IHS Markit Ltd.[2]	90	4,341
KAR Auction Services, Inc.	24	1,301
ManpowerGroup, Inc.	20	2,302
Nielsen Holdings PLC	20	636
Republic Services, Inc.	39	2,583
Robert Half International, Inc.	22	1,273
Rollins, Inc.	27	1,378
TransUnion[2]	56	3,180
Verisk Analytics, Inc.[2]	26	2,704
Waste Management, Inc.	81	6,814
Total Commercial & Professional Services		38,366
Consumer Durables & Apparel—1.3%
Brunswick Corp.	8	475
Carter’s, Inc.	9	937
D.R. Horton, Inc.	121	5,305
Garmin Ltd.	30	1,768
Hanesbrands, Inc.[1]	29	534
Hasbro, Inc.	24	2,023
Leggett & Platt, Inc.	11	488
Lennar Corp., Class A	81	4,774
Lululemon Athletica, Inc.[1,2]	10	891

	Shares	Value
Michael Kors Holdings Ltd.[2]	33	$2,049
Mohawk Industries, Inc.[2]	18	4,180
NIKE, Inc., Class B	248	16,477
NVR, Inc.[2]	1	2,800
Polaris Industries, Inc.[1]	19	2,176
PulteGroup, Inc.	96	2,831
PVH Corp.	24	3,634
Ralph Lauren Corp.	5	559
Skechers U.S.A., Inc., Class A2	35	1,361
Tapestry, Inc.	57	2,999
Toll Brothers, Inc.	48	2,076
Tupperware Brands Corp.	10	484
VF Corp.	88	6,522
Whirlpool Corp.	7	1,072
Total Consumer Durables & Apparel		66,415
Consumer Services—2.5%
Aramark	42	1,662
Bright Horizons Family Solutions, Inc.[2]	13	1,296
Carnival Corp.	106	6,951
Choice Hotels International, Inc.	10	802
Darden Restaurants, Inc.	21	1,790
Domino’s Pizza, Inc.	7	1,635
Dunkin’ Brands Group, Inc.[1]	11	657
Extended Stay America, Inc.	24	474
Graham Holdings Co., Class B	1	602
H&R Block, Inc.	35	889
Hilton Grand Vacations, Inc.[2]	12	516
Hilton Worldwide Holdings, Inc.	56	4,411
Hyatt Hotels Corp., Class A	10	763
International Game Technology PLC	19	508
Las Vegas Sands Corp.	80	5,752
Marriott International, Inc., Class A	97	13,190
McDonald’s Corp.	229	35,811
MGM Resorts International	87	3,047
Norwegian Cruise Line Holdings Ltd.[2]	42	2,225
Royal Caribbean Cruises Ltd.	56	6,593
Service Corp. International	46	1,736
ServiceMaster Global Holdings, Inc.[2]	27	1,373
Six Flags Entertainment Corp.	12	747
Starbucks Corp.	157	9,089
Vail Resorts, Inc.	13	2,882
Wendy’s Co. (The)	23	404
Wyndham Worldwide Corp.	30	3,433
Wynn Resorts Ltd.	28	5,106
Yum China Holdings, Inc.	128	5,312
Yum! Brands, Inc.	78	6,640
Total Consumer Services		126,296
Diversified Financials—5.2%
Affiliated Managers Group, Inc.	13	2,465
AGNC Investment Corp.	86	1,627
Ally Financial, Inc.	125	3,394
American Express Co.	176	16,417
Ameriprise Financial, Inc.	46	6,805
Annaly Capital Management, Inc.	266	2,774
Bank of New York Mellon Corp. (The)	167	8,606
Berkshire Hathaway, Inc., Class B2	300	59,844
BGC Partners, Inc., Class A	82	1,103

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
BlackRock, Inc.	27	$14,626
Capital One Financial Corp.	52	4,983
Cboe Global Markets, Inc.	37	4,222
Charles Schwab Corp. (The)	221	11,541
Chimera Investment Corp.	39	679
CME Group, Inc.	68	10,998
Credit Acceptance Corp.[1,2]	3	991
Discover Financial Services	28	2,014
E*TRADE Financial Corp.[2]	66	3,657
Eaton Vance Corp.	28	1,559
FactSet Research Systems, Inc.	8	1,595
Federated Investors, Inc., Class B1	18	601
Franklin Resources, Inc.	44	1,526
Goldman Sachs Group, Inc. (The)	39	9,823
Interactive Brokers Group, Inc., Class A	22	1,479
Intercontinental Exchange, Inc.	110	7,977
Invesco Ltd.	74	2,369
Lazard Ltd., Class A	24	1,261
Legg Mason, Inc.	20	813
Leucadia National Corp.	48	1,091
LPL Financial Holdings, Inc.	27	1,649
MarketAxess Holdings, Inc.	6	1,305
MFA Financial, Inc.	71	535
Moody’s Corp.	55	8,872
Morgan Stanley	243	13,112
Morningstar, Inc.	4	382
MSCI, Inc.	31	4,634
Nasdaq, Inc.	20	1,724
New Residential Investment Corp.	69	1,135
Northern Trust Corp.	31	3,197
OneMain Holdings, Inc.[2]	10	299
Raymond James Financial, Inc.	26	2,325
S&P Global, Inc.	79	15,094
Santander Consumer USA Holdings, Inc.	30	489
SEI Investments Co.	39	2,921
SLM Corp.[2]	38	426
Starwood Property Trust, Inc.	37	775
State Street Corp.	77	7,679
Synchrony Financial	66	2,213
T. Rowe Price Group, Inc.	58	6,262
TD Ameritrade Holding Corp.	43	2,547
Two Harbors Investment Corp.	36	553
Voya Financial, Inc.	24	1,212
Total Diversified Financials		266,180
Energy—2.3%
Anadarko Petroleum Corp.	8	483
Andeavor	31	3,117
Cabot Oil & Gas Corp.	129	3,093
Centennial Resource Development, Inc., Class A1,2	16	294
Cheniere Energy, Inc.[2]	36	1,924
Chevron Corp.	215	24,519
Cimarex Energy Co.	5	468
Concho Resources, Inc.[2]	16	2,405
ConocoPhillips	123	7,293
Devon Energy Corp.	20	636
Diamondback Energy, Inc.[1,2]	13	1,645

	Shares	Value
Energen Corp.[2]	8	$503
EOG Resources, Inc.	59	6,211
EQT Corp.	17	808
Exxon Mobil Corp.	310	23,129
Halliburton Co.	30	1,408
HollyFrontier Corp.	55	2,687
Kinder Morgan, Inc.	83	1,250
Kosmos Energy Ltd.[1,2]	67	422
Marathon Oil Corp.	38	613
Marathon Petroleum Corp.	119	8,700
Murphy Oil Corp.	10	258
National Oilwell Varco, Inc.	18	663
Occidental Petroleum Corp.	63	4,093
ONEOK, Inc.	26	1,480
PBF Energy, Inc., Class A	27	915
Phillips 66	67	6,427
Pioneer Natural Resources Co.	8	1,374
RPC, Inc.[1]	12	216
Schlumberger Ltd.	37	2,397
Targa Resources Corp.	10	440
Valero Energy Corp.	103	9,555
Williams Cos., Inc. (The)	54	1,342
Total Energy		120,768
Food & Staples Retailing—1.2%
Casey’s General Stores, Inc.	3	329
Costco Wholesale Corp.	73	13,755
CVS Health Corp.	74	4,604
Kroger Co. (The)	14	335
Sprouts Farmers Market, Inc.[2]	14	329
Sysco Corp.	52	3,118
US Foods Holding Corp.[2]	24	786
Walgreens Boots Alliance, Inc.	44	2,881
Walmart, Inc.	425	37,812
Total Food & Staples Retailing		63,949
Food, Beverage & Tobacco—3.0%
Altria Group, Inc.	230	14,334
Archer-Daniels-Midland Co.	33	1,431
Blue Buffalo Pet Products, Inc.[2]	18	717
Brown-Forman Corp., Class A	12	640
Brown-Forman Corp., Class B	58	3,155
Bunge Ltd.	11	813
Campbell Soup Co.	10	433
Coca-Cola Co. (The)	637	27,665
Conagra Brands, Inc.	34	1,254
Constellation Brands, Inc., Class A	47	10,712
Dr Pepper Snapple Group, Inc.	17	2,012
Flowers Foods, Inc.	23	503
General Mills, Inc.	34	1,532
Hain Celestial Group, Inc. (The)[2]	11	353
Hershey Co. (The)	21	2,078
Hormel Foods Corp.[1]	26	892
Ingredion, Inc.	11	1,418
J.M. Smucker Co. (The)	8	992
Kellogg Co.[1]	18	1,170
Kraft Heinz Co. (The)	50	3,114
Lamb Weston Holdings, Inc.	49	2,853
McCormick & Co., Inc.	19	2,021

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Molson Coors Brewing Co., Class B	8	$603
Mondelez International, Inc., Class A	141	5,884
Monster Beverage Corp.[2]	122	6,980
PepsiCo, Inc.	216	23,576
Philip Morris International, Inc.	297	29,522
Pilgrim’s Pride Corp.[2]	19	468
Pinnacle Foods, Inc.	18	974
Post Holdings, Inc.[2]	8	606
Tyson Foods, Inc., Class A	67	4,904
Total Food, Beverage & Tobacco		153,609
Health Care Equipment & Services—6.1%
Abbott Laboratories	543	32,536
ABIOMED, Inc.[2]	14	4,074
Aetna, Inc.	92	15,548
Align Technology, Inc.[2]	29	7,283
AmerisourceBergen Corp.	20	1,724
Anthem, Inc.	83	18,235
athenahealth, Inc.[2]	7	1,001
Baxter International, Inc.	153	9,951
Becton Dickinson and Co.	71	15,386
Boston Scientific Corp.[2]	361	9,862
Cardinal Health, Inc.	12	752
Centene Corp.[2]	60	6,412
Cerner Corp.[2]	78	4,524
Cigna Corp.	74	12,413
Cooper Cos., Inc. (The)	14	3,203
Danaher Corp.	123	12,043
DaVita, Inc.[2]	8	527
DENTSPLY SIRONA, Inc.	39	1,962
DexCom, Inc.[1,2]	5	371
Edwards Lifesciences Corp.[2]	40	5,581
Express Scripts Holding Co.[2]	36	2,487
HCA Healthcare, Inc.	33	3,201
Henry Schein, Inc.[1,2]	11	739
Hill-Rom Holdings, Inc.	21	1,827
Hologic, Inc.[2]	30	1,121
Humana, Inc.	26	6,990
IDEXX Laboratories, Inc.[2]	22	4,211
Intuitive Surgical, Inc.[2]	40	16,513
Laboratory Corp. of America Holdings[2]	20	3,235
McKesson Corp.	23	3,240
Medtronic PLC	217	17,408
Quest Diagnostics, Inc.	17	1,705
ResMed, Inc.	40	3,939
STERIS PLC	21	1,961
Stryker Corp.	91	14,644
Teleflex, Inc.	16	4,080
UnitedHealth Group, Inc.	236	50,504
Universal Health Services, Inc., Class B	6	710
Varian Medical Systems, Inc.[2]	26	3,189
Veeva Systems, Inc., Class A2	33	2,410
WellCare Health Plans, Inc.[2]	14	2,711
West Pharmaceutical Services, Inc.	14	1,236
Zimmer Biomet Holdings, Inc.	30	3,271
Total Health Care Equipment & Services		314,720
Household & Personal Products—1.2%
Church & Dwight Co., Inc.	28	1,410

	Shares	Value
Clorox Co. (The)	24	$3,195
Colgate-Palmolive Co.	139	9,964
Coty, Inc., Class A	37	677
Energizer Holdings, Inc.[1]	9	536
Estee Lauder Cos., Inc., (The), Class A	76	11,379
Herbalife Ltd.[1,2]	18	1,754
Kimberly-Clark Corp.	38	4,185
Nu Skin Enterprises, Inc., Class A	13	958
Procter & Gamble Co. (The)	370	29,334
Total Household & Personal Products		63,392
Insurance—2.6%
Aflac, Inc.	176	7,702
Alleghany Corp.	1	614
Allstate Corp. (The)	104	9,859
American Financial Group, Inc.	16	1,795
American International Group, Inc.	66	3,592
Aon PLC	61	8,560
Arch Capital Group Ltd.[2]	19	1,626
Arthur J. Gallagher & Co.	46	3,162
Assurant, Inc.	8	731
Assured Guaranty Ltd.	10	362
Athene Holding Ltd., Class A2	15	717
Brighthouse Financial, Inc.[2]	15	771
Brown & Brown, Inc.	40	1,018
Chubb Ltd.	83	11,352
Cincinnati Financial Corp.	16	1,188
CNA Financial Corp.	8	395
Erie Indemnity Co., Class A	4	471
Everest Re Group Ltd.	6	1,541
First American Financial Corp.	34	1,995
FNF Group	91	3,642
Hanover Insurance Group, Inc. (The)	9	1,061
Hartford Financial Services Group, Inc. (The)	72	3,709
Lincoln National Corp.	38	2,776
Loews Corp.	35	1,741
Markel Corp.[2]	3	3,511
Marsh & McLennan Cos., Inc.	114	9,415
MetLife, Inc.	141	6,470
Old Republic International Corp.	43	922
Principal Financial Group, Inc.	55	3,350
ProAssurance Corp.	7	340
Progressive Corp. (The)	184	11,211
Prudential Financial, Inc.	60	6,213
Reinsurance Group of America, Inc.	14	2,156
RenaissanceRe Holdings Ltd.	5	693
Torchmark Corp.	22	1,852
Travelers Cos., Inc. (The)	41	5,693
Unum Group	52	2,476
Validus Holdings Ltd.	7	472
W.R. Berkley Corp.	11	800
Willis Towers Watson PLC	34	5,174
XL Group Ltd.	37	2,045
Total Insurance		133,173
Materials—3.1%
Air Products & Chemicals, Inc.	36	5,725
Albemarle Corp.	37	3,431
Alcoa Corp.[2]	59	2,653

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
AptarGroup, Inc.	12	$1,078
Ashland Global Holdings, Inc.	17	1,186
Avery Dennison Corp.	29	3,081
Axalta Coating Systems Ltd[2]	47	1,419
Ball Corp.	46	1,827
Bemis Co., Inc.	9	392
Berry Global Group, Inc.[2]	24	1,315
Cabot Corp.	12	669
Celanese Corp., Series A	35	3,507
CF Industries Holdings, Inc.	54	2,037
Chemours Co. (The)	67	3,264
Crown Holdings, Inc.[2]	21	1,066
Domtar Corp.	14	596
DowDuPont, Inc.	545	34,722
Eagle Materials, Inc.	7	721
Eastman Chemical Co.	29	3,062
Ecolab, Inc.	41	5,620
FMC Corp.	46	3,522
Freeport-McMoRan, Inc.[2]	148	2,600
Graphic Packaging Holding Co.	71	1,090
Huntsman Corp.	67	1,960
International Flavors & Fragrances, Inc.	21	2,875
International Paper Co.	53	2,832
LyondellBasell Industries NV, Class A	64	6,764
Martin Marietta Materials, Inc.	5	1,036
Monsanto Co.	78	9,102
Mosaic Co. (The)	13	316
Newmont Mining Corp.	82	3,204
Nucor Corp.	25	1,527
Olin Corp.	52	1,580
Owens-Illinois, Inc.[2]	42	910
Packaging Corp. of America	25	2,817
Platform Specialty Products Corp.[2]	27	260
PPG Industries, Inc.	54	6,026
Praxair, Inc.	64	9,235
Reliance Steel & Aluminum Co.	5	429
Royal Gold, Inc.	19	1,632
RPM International, Inc.	14	667
Scotts Miracle-Gro Co., (The)[1]	6	515
Sealed Air Corp.	17	727
Sherwin-Williams Co. (The)	25	9,803
Silgan Holdings, Inc.	13	362
Sonoco Products Co.	10	485
Southern Copper Corp.	23	1,246
Steel Dynamics, Inc.	27	1,194
Valvoline, Inc.	42	929
Vulcan Materials Co.	14	1,598
Westlake Chemical Corp.	12	1,334
WestRock Co.	47	3,016
WR Grace & Co.	11	674
Total Materials		159,638
Media—1.7%
Cable One, Inc.	1	687
CBS Corp., Class B	21	1,079
Charter Communications, Inc., Class A2	37	11,515
Comcast Corp., Class A	615	21,015
Discovery Communications, Inc., Class C2	16	312

	Shares	Value
DISH Network Corp., Class A2	13	$493
GCI Liberty, Inc., Class A2	26	1,374
Interpublic Group of Cos., Inc. (The)	17	392
John Wiley & Sons, Inc., Class A	6	382
Liberty Broadband Corp., Class A2	6	509
Liberty Broadband Corp., Class C2	23	1,971
Liberty Media Corp.-Liberty Formula One, Class C1,2	43	1,327
Liberty Media Corp.-Liberty SiriusXM, Class A2	18	740
Liberty Media Corp.-Liberty SiriusXM, Class C2	37	1,511
Lions Gate Entertainment Corp., Class A	11	284
Lions Gate Entertainment Corp., Class B	22	530
Live Nation Entertainment, Inc.[2]	47	1,981
Madison Square Garden Co. (The), Class A2	4	983
News Corp., Class A	108	1,706
News Corp., Class B	34	547
Omnicom Group, Inc.	10	727
Sirius XM Holdings, Inc.[1]	315	1,966
Time Warner, Inc.	68	6,431
Tribune Media Co., Class A	24	972
Twenty-First Century Fox, Inc., Class A	173	6,347
Twenty-First Century Fox, Inc., Class B	68	2,473
Viacom, Inc., Class B	10	311
Walt Disney Co. (The)	169	16,974
Total Media		85,539
Pharmaceuticals, Biotechnology & Life Sciences—7.1%
AbbVie, Inc.	534	50,543
ACADIA Pharmaceuticals, Inc.[2]	14	315
Agilent Technologies, Inc.	106	7,091
Agios Pharmaceuticals, Inc.[1,2]	11	900
Akorn, Inc.[2]	31	580
Alexion Pharmaceuticals, Inc.[2]	17	1,895
Alkermes PLC[1,2]	8	464
Allergan PLC	25	4,207
Alnylam Pharmaceuticals, Inc.[2]	31	3,692
Amgen, Inc.	141	24,038
Biogen, Inc.[2]	43	11,774
BioMarin Pharmaceutical, Inc.[2]	17	1,378
Bio-Rad Laboratories, Inc., Class A2	6	1,500
Bio-Techne Corp.	9	1,359
Bristol-Myers Squibb Co.	236	14,927
Bruker Corp.	34	1,017
Celgene Corp.[2]	51	4,550
Charles River Laboratories International, Inc.[2]	13	1,388
Eli Lilly & Co.	183	14,159
Exelixis, Inc.[2]	98	2,171
Gilead Sciences, Inc.	141	10,630
Illumina, Inc.[2]	50	11,821
Incyte Corp.[2]	21	1,750
Ionis Pharmaceuticals, Inc.[1,2]	19	837
IQVIA Holdings, Inc.[2]	44	4,317
Johnson & Johnson	582	74,583
Merck & Co., Inc.	184	10,022
Mettler-Toledo International, Inc.[2]	8	4,600
Mylan NV2	56	2,306
Neurocrine Biosciences, Inc.[1,2]	31	2,571
PerkinElmer, Inc.	30	2,272

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Perrigo Co. PLC	16	$1,333
Pfizer, Inc.	982	34,851
QIAGEN NV2	38	1,228
Regeneron Pharmaceuticals, Inc.[2]	10	3,444
Seattle Genetics, Inc.[2]	9	471
Thermo Fisher Scientific, Inc.	105	21,678
United Therapeutics Corp.[2]	2	225
Vertex Pharmaceuticals, Inc.[2]	91	14,831
Waters Corp.[2]	24	4,768
Zoetis, Inc.	138	11,524
Total Pharmaceuticals, Biotechnology & Life Sciences		368,010
Real Estate—3.0%
Alexandria Real Estate Equities, Inc.	20	2,498
American Campus Communities, Inc.	9	348
American Homes 4 Rent, Class A	35	703
American Tower Corp.	126	18,313
Apartment Investment & Management Co., Class A	19	774
Apple Hospitality REIT, Inc.	27	474
AvalonBay Communities, Inc.	22	3,618
Boston Properties, Inc.	19	2,341
Brandywine Realty Trust	32	508
Camden Property Trust	17	1,431
CBRE Group, Inc., Class A2	81	3,825
Colony NorthStar, Inc., Class A	46	259
Columbia Property Trust, Inc.	18	368
CoreCivic, Inc.	14	273
CoreSite Realty Corp.	11	1,103
Corporate Office Properties Trust	14	362
Crown Castle International Corp.	107	11,728
CubeSmart	34	959
CyrusOne, Inc.	28	1,434
DCT Industrial Trust, Inc.	24	1,352
Digital Realty Trust, Inc.	48	5,058
Douglas Emmett, Inc.	28	1,029
Duke Realty Corp.	62	1,642
Empire State Realty Trust, Inc., Class A	15	252
EPR Properties	7	388
Equinix, Inc.	22	9,199
Equity Commonwealth[2]	14	429
Equity LifeStyle Properties, Inc.	20	1,755
Equity Residential	56	3,451
Essex Property Trust, Inc.	11	2,647
Extra Space Storage, Inc.	25	2,184
Federal Realty Investment Trust	7	813
Forest City Realty Trust, Inc., Class A	55	1,114
Gaming and Leisure Properties, Inc.	47	1,573
GGP, Inc.	52	1,064
HCP, Inc.	44	1,022
Healthcare Trust of America, Inc., Class A	33	873
Highwoods Properties, Inc.	15	657
Hospitality Properties Trust	21	532
Host Hotels & Resorts, Inc.	113	2,106
Howard Hughes Corp. (The)[2]	5	696
Hudson Pacific Properties, Inc.	21	683
Invitation Homes, Inc.	53	1,210

	Shares	Value
Iron Mountain, Inc.	68	$2,234
JBG SMITH Properties	16	539
Jones Lang LaSalle, Inc.	15	2,620
Kilroy Realty Corp.	12	852
Kimco Realty Corp.	16	230
Lamar Advertising Co., Class A	16	1,019
Liberty Property Trust	28	1,112
Life Storage, Inc.	8	668
Macerich Co. (The)	13	728
Medical Properties Trust, Inc.	74	962
Mid-America Apartment Communities, Inc.	17	1,551
National Retail Properties, Inc.	20	785
Omega Healthcare Investors, Inc.[1]	19	514
Outfront Media, Inc.	16	300
Paramount Group, Inc.	25	356
Park Hotels & Resorts, Inc.	26	703
Piedmont Office Realty Trust, Inc., Class A	17	299
Prologis, Inc.	125	7,874
Public Storage	15	3,006
Rayonier, Inc.	26	915
Realogy Holdings Corp.	16	436
Realty Income Corp.	39	2,017
Regency Centers Corp.	18	1,062
SBA Communications Corp.[2]	42	7,179
Senior Housing Properties Trust	48	752
Simon Property Group, Inc.	25	3,859
SL Green Realty Corp.	8	775
STORE Capital Corp.	30	745
Sun Communities, Inc.	19	1,736
UDR, Inc.	48	1,710
Ventas, Inc.	51	2,526
VEREIT, Inc.	122	849
Vornado Realty Trust	15	1,009
Weingarten Realty Investors	11	309
Welltower, Inc.	57	3,102
Weyerhaeuser Co.	153	5,355
WP Carey, Inc.	26	1,612
Total Real Estate		155,348
Retailing—6.8%
Amazon.com, Inc.[2]	128	185,259
AutoNation, Inc.[2]	8	374
AutoZone, Inc.[2]	1	649
Best Buy Co., Inc.[1]	55	3,849
Booking Holdings, Inc.[2]	10	20,804
Burlington Stores, Inc.[2]	14	1,864
CarMax, Inc.[1,2]	30	1,858
Dollar General Corp.	47	4,397
Dollar Tree, Inc.[2]	39	3,701
Expedia Group, Inc.	17	1,877
Gap, Inc. (The)	58	1,810
Genuine Parts Co.	10	898
Home Depot, Inc. (The)	278	49,551
Kohl’s Corp.	11	721
L Brands, Inc.	7	267
Liberty Expedia Holdings, Inc., Class A2	9	354
Liberty Interactive Corp. QVC Group, Class A2	88	2,215
LKQ Corp.[2]	58	2,201

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Lowe’s Cos., Inc.	140	$12,285
Murphy USA, Inc.[2]	6	437
Netflix, Inc.[2]	138	40,758
O’Reilly Automotive, Inc.[2]	3	742
Pool Corp.	7	1,024
Ross Stores, Inc.	49	3,821
Target Corp.	20	1,389
Tiffany & Co.	23	2,246
TJX Cos., Inc. (The)	53	4,323
Tractor Supply Co.	7	441
Ulta Beauty, Inc.[2]	3	613
Wayfair, Inc., Class A1,2	14	945
Total Retailing		351,673
Semiconductors & Semiconductor Equipment—5.7%
Advanced Micro Devices, Inc.[1,2]	118	1,186
Analog Devices, Inc.	90	8,202
Applied Materials, Inc.	379	21,076
Broadcom Ltd.	135	31,813
Cavium, Inc.[2]	14	1,111
Cypress Semiconductor Corp.	111	1,883
First Solar, Inc.[2]	29	2,058
Intel Corp.	1,133	59,007
KLA-Tencor Corp.	42	4,578
Lam Research Corp.	58	11,783
Marvell Technology Group Ltd.	122	2,562
Maxim Integrated Products, Inc.	84	5,059
Microchip Technology, Inc.	70	6,395
Micron Technology, Inc.[2]	393	20,491
Microsemi Corp.[2]	10	647
NVIDIA Corp.	206	47,708
NXP Semiconductors NV2	69	8,073
ON Semiconductor Corp.[2]	146	3,571
Qorvo, Inc.[2]	38	2,677
QUALCOMM, Inc.	184	10,195
Skyworks Solutions, Inc.	57	5,715
Teradyne, Inc.	70	3,200
Texas Instruments, Inc.	286	29,713
Versum Materials, Inc.	32	1,204
Xilinx, Inc.	59	4,262
Total Semiconductors & Semiconductor Equipment		294,169
Software & Services—19.0%
Accenture PLC, Class A	131	20,109
Activision Blizzard, Inc.	264	17,809
Adobe Systems, Inc.[2]	176	38,030
Akamai Technologies, Inc.[2]	7	497
Alliance Data Systems Corp.	5	1,064
Alphabet, Inc., Class A2	73	75,711
Alphabet, Inc., Class C2	76	78,416
Amdocs Ltd.	21	1,401
ANSYS, Inc.[2]	29	4,544
Atlassian Corp. PLC, Class A2	33	1,779
Autodesk, Inc.[2]	73	9,167
Automatic Data Processing, Inc.	73	8,284
Black Knight, Inc.[2]	22	1,036
Booz Allen Hamilton Holding Corp.	18	697
Broadridge Financial Solutions, Inc.	34	3,729

	Shares	Value
CA, Inc.	40	$1,356
Cadence Design Systems, Inc.[2]	99	3,640
CDK Global, Inc.	22	1,393
Citrix Systems, Inc.[2]	31	2,877
Cognizant Technology Solutions Corp., Class A	151	12,156
Conduent, Inc.[2]	34	634
CoreLogic, Inc.[2]	17	769
CSRA, Inc.	10	412
Dell Technologies, Inc., Class V2	63	4,612
DST Systems, Inc.	10	837
DXC Technology Co.	98	9,852
eBay, Inc.[2]	204	8,209
Electronic Arts, Inc.[2]	85	10,305
Euronet Worldwide, Inc.[2]	11	868
Facebook, Inc., Class A2	753	120,322
Fidelity National Information Services, Inc.	71	6,837
FireEye, Inc.[2]	23	389
First Data Corp., Class A2	89	1,424
Fiserv, Inc.[2]	88	6,275
FleetCor Technologies, Inc.[2]	19	3,848
Fortinet, Inc.[2]	41	2,197
Gartner, Inc.[2]	15	1,764
Genpact Ltd.	39	1,248
Global Payments, Inc.	46	5,130
GoDaddy, Inc., Class A2	36	2,211
Guidewire Software, Inc.[2]	25	2,021
IAC/InterActiveCorp[2]	25	3,910
International Business Machines Corp.	67	10,280
Intuit, Inc.	67	11,614
Jack Henry & Associates, Inc.	20	2,419
Leidos Holdings, Inc.	29	1,897
LogMeIn, Inc.	10	1,156
Mastercard, Inc., Class A	293	51,322
Match Group, Inc.[1,2]	13	578
Microsoft Corp.	2,091	190,846
Nuance Communications, Inc.[2]	25	394
Oracle Corp.	706	32,300
Paychex, Inc.	49	3,018
PayPal Holdings, Inc.[2]	408	30,955
PTC, Inc.[2]	33	2,574
Red Hat, Inc.[2]	60	8,971
salesforce.com, Inc.[2]	224	26,051
ServiceNow, Inc.[2]	58	9,596
Splunk, Inc.[2]	44	4,329
Square, Inc., Class A1,2	88	4,330
SS&C Technologies Holdings, Inc.	49	2,628
Symantec Corp.	120	3,102
Synopsys, Inc.[2]	47	3,912
Tableau Software, Inc., Class A1,2	22	1,778
Take-Two Interactive Software, Inc.[2]	40	3,911
Teradata Corp.[2]	29	1,150
Total System Services, Inc.	58	5,003
Twitter, Inc.[2]	110	3,191
Tyler Technologies, Inc.[2]	8	1,688
Ultimate Software Group, Inc. (The)[2]	4	975
VeriSign, Inc.[1,2]	27	3,201

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Visa, Inc., Class A	548	$65,552
VMware Inc, Class A2	24	2,910
Western Union Co. (The)	40	769
WEX, Inc.[2]	6	940
Workday, Inc., Class A1,2	46	5,847
Worldpay, Inc., Class A2	33	2,714
Zillow Group, Inc., Class A1,2	8	432
Zillow Group, Inc., Class C2	16	861
Zynga, Inc., Class A2	233	853
Total Software & Services		981,816
Technology Hardware & Equipment—7.8%
Amphenol Corp., Class A	81	6,977
Apple, Inc.	1,659	278,347
Arista Networks, Inc.[2]	19	4,851
ARRIS International PLC[2]	14	372
Arrow Electronics, Inc.[2]	13	1,001
CDW Corp.	36	2,531
Cisco Systems, Inc.	1,066	45,721
Cognex Corp.	60	3,119
Coherent, Inc.[2]	9	1,687
CommScope Holding Co., Inc.[2]	15	600
Corning, Inc.	229	6,385
Dolby Laboratories, Inc., Class A	15	953
EchoStar Corp., Class A2	8	422
F5 Networks, Inc.[2]	3	434
FLIR Systems, Inc.	35	1,750
Hewlett Packard Enterprise Co.	186	3,262
HP, Inc.	527	11,552
IPG Photonics Corp.[2]	13	3,034
Jabil, Inc.	38	1,092
Juniper Networks, Inc.	31	754
Keysight Technologies, Inc.[2]	39	2,043
Motorola Solutions, Inc.	24	2,527
National Instruments Corp.	35	1,770
NetApp, Inc.	87	5,367
Palo Alto Networks, Inc.[2]	14	2,541
Trimble, Inc.[2]	70	2,512
Universal Display Corp.	15	1,515
Western Digital Corp.	87	8,028
Xerox Corp.	49	1,410
Zebra Technologies Corp., Class A2	13	1,809
Total Technology Hardware & Equipment		404,366
Telecommunication Services—0.6%
AT&T, Inc.	358	12,763
T-Mobile US, Inc.[2]	39	2,381
Verizon Communications, Inc.	295	14,107
Zayo Group Holdings, Inc.[2]	27	922
Total Telecommunication Services		30,173
Transportation—1.7%
American Airlines Group, Inc.[1]	48	2,494
C.H. Robinson Worldwide, Inc.	21	1,968
Copa Holdings SA, Class A	10	1,286
CSX Corp.	252	14,039
Delta Air Lines, Inc.	75	4,111
Expeditors International of Washington, Inc.	28	1,772
FedEx Corp.	38	9,124
Genesee & Wyoming, Inc., Class A2	8	566
JB Hunt Transport Services, Inc.	12	1,406

	Shares	Value
JetBlue Airways Corp.[2]	22	$447
Kansas City Southern	21	2,307
Kirby Corp.[2]	5	385
Landstar System, Inc.	7	768
Norfolk Southern Corp.	63	8,554
Old Dominion Freight Line, Inc.	17	2,498
Ryder System, Inc.	6	437
Southwest Airlines Co.	79	4,525
Union Pacific Corp.	139	18,686
United Continental Holdings, Inc.[2]	9	625
United Parcel Service, Inc., Class B	77	8,059
XPO Logistics, Inc.[1,2]	41	4,174
Total Transportation		88,231
Utilities—2.8%
AES Corp.	56	637
Alliant Energy Corp.	50	2,043
Ameren Corp.	55	3,115
American Electric Power Co., Inc.	117	8,025
American Water Works Co., Inc.	41	3,367
Aqua America, Inc.	40	1,362
Atmos Energy Corp.	23	1,938
Avangrid, Inc.	17	869
CenterPoint Energy, Inc.	98	2,685
CMS Energy Corp.	62	2,808
Consolidated Edison, Inc.	70	5,456
Dominion Energy, Inc.	95	6,406
DTE Energy Co.	35	3,654
Duke Energy Corp.	148	11,466
Edison International	60	3,820
Entergy Corp.	39	3,072
Eversource Energy	67	3,948
Exelon Corp.	198	7,724
FirstEnergy Corp.	79	2,687
Great Plains Energy, Inc.	52	1,653
Hawaiian Electric Industries, Inc.	19	653
MDU Resources Group, Inc.	15	422
National Fuel Gas Co.	10	514
NextEra Energy, Inc.	128	20,906
NiSource, Inc.	81	1,937
NRG Energy, Inc.	108	3,297
OGE Energy Corp.	30	983
PG&E Corp.	37	1,625
Pinnacle West Capital Corp.	24	1,915
PPL Corp.	96	2,716
Public Service Enterprise Group, Inc.	102	5,124
Sempra Energy	53	5,895
Southern Co. (The)	152	6,788
UGI Corp.	25	1,111
Vectren Corp.	22	1,406
Vistra Energy Corp.[2]	44	917
WEC Energy Group, Inc.	68	4,264
Westar Energy, Inc.	14	736
Xcel Energy, Inc.	122	5,549
Total Utilities		143,493
Total Common Stocks (Cost $5,024,983)		5,155,370

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Money Market Fund—0.0%[3]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[4]
(Cost $919)	919	$919

Investment of Cash Collateral for Securities Loaned—0.6%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[4]
(Cost $27,943)	27,943	27,943
Total Investments—100.5% (Cost $5,053,845)		5,184,232
Liabilities in Excess of Other Assets—(0.5)%		(23,709)
Net Assets—100.0%		$5,160,523

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $68,549; total value of the collateral held by the Fund was $70,042. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $42,099.

2	Non-income producing security.

3	Less than 0.05%

4	Rate shown represents annualized 7-day yield as of March 31, 2018.

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.9%
Adient PLC[1]	4	$239
Aptiv PLC	108	9,177
BorgWarner, Inc.	92	4,621
Delphi Technologies PLC	36	1,715
Ford Motor Co.	2,460	27,257
General Motors Co.	866	31,471
Gentex Corp.	100	2,302
Goodyear Tire & Rubber Co. (The)	160	4,253
Harley-Davidson, Inc.[1]	88	3,773
Lear Corp.	44	8,188
Thor Industries, Inc.	20	2,303
Visteon Corp.[2]	8	882
Total Automobiles & Components		96,181
Banks—9.6%
Associated Banc-Corp.	72	1,789
Bank of America Corp.	3,833	114,952
Bank of Hawaii Corp.	12	997
Bank of the Ozarks	24	1,158
BankUnited, Inc.	36	1,439
BB&T Corp.	280	14,571
CIT Group, Inc.	60	3,090
Citigroup, Inc.	1,674	112,995
Citizens Financial Group, Inc.	176	7,388
Comerica, Inc.	32	3,070
Commerce Bancshares, Inc.	25	1,498
Cullen/Frost Bankers, Inc.	16	1,697
East West Bancorp, Inc.	40	2,502
F.N.B. Corp.	72	968
Fifth Third Bancorp	352	11,176
First Hawaiian, Inc.	12	334
First Horizon National Corp.	60	1,130
First Republic Bank[1]	36	3,334
Huntington Bancshares, Inc.	332	5,013
JPMorgan Chase & Co.	1,272	139,882
KeyCorp	312	6,100
M&T Bank Corp.	32	5,899
New York Community Bancorp, Inc.	208	2,710
PacWest Bancorp	44	2,179
People’s United Financial, Inc.	84	1,567
PNC Financial Services Group, Inc. (The)	144	21,779
Popular, Inc.	48	1,998
Prosperity Bancshares, Inc.	20	1,453
Regions Financial Corp.	512	9,513
Signature Bank[2]	12	1,703
SVB Financial Group[2]	11	2,640
Synovus Financial Corp.	36	1,798
TCF Financial Corp.	76	1,734
Webster Financial Corp.	28	1,551
Western Alliance Bancorp[2]	24	1,395
Zions Bancorporation	56	2,953
Total Banks		495,955
Capital Goods—8.0%
A.O. Smith Corp.	28	1,781
Acuity Brands, Inc.	12	1,670
AECOM[2]	96	3,421
AGCO Corp.	32	2,075

	Shares	Value
Air Lease Corp.	60	$2,557
Allegion PLC	20	1,706
Allison Transmission Holdings, Inc.	40	1,562
AMETEK, Inc.	48	3,647
Arconic, Inc.	52	1,198
Armstrong World Industries, Inc.[1,2]	8	450
Boeing Co. (The)	240	78,691
BWX Technologies, Inc.	20	1,271
Carlisle Cos., Inc.	20	2,088
Colfax Corp.[2]	24	766
Crane Co.	16	1,484
Cummins, Inc.	60	9,725
Deere & Co.	124	19,260
Donaldson Co., Inc.	24	1,081
Dover Corp.	44	4,322
Eaton Corp. PLC	160	12,786
Emerson Electric Co.	188	12,840
Fastenal Co.[1]	60	3,275
Flowserve Corp.	28	1,213
Fluor Corp.	84	4,807
Fortive Corp.	68	5,271
Fortune Brands Home & Security, Inc.	48	2,827
Graco, Inc.	24	1,097
Harris Corp.	32	5,161
HD Supply Holdings, Inc.[2]	68	2,580
HEICO Corp.	5	434
HEICO Corp., Class A	10	710
Hexcel Corp.	32	2,067
Hubbell, Inc.	16	1,949
Huntington Ingalls Industries, Inc.	20	5,155
IDEX Corp.	16	2,280
Ingersoll-Rand PLC	96	8,209
ITT, Inc.	36	1,763
Jacobs Engineering Group, Inc.	68	4,022
L3 Technologies, Inc.	32	6,656
Lennox International, Inc.	8	1,635
Lincoln Electric Holdings, Inc.	12	1,079
Lockheed Martin Corp.	92	31,090
Masco Corp.	100	4,044
Middleby Corp. (The)[1,2]	12	1,486
MSC Industrial Direct Co., Inc., Class A	16	1,467
Nordson Corp.	12	1,636
Northrop Grumman Corp.	49	17,107
Orbital ATK, Inc.	24	3,183
Oshkosh Corp.	40	3,091
Owens Corning	56	4,502
PACCAR, Inc.	132	8,734
Parker-Hannifin Corp.	36	6,157
Pentair PLC	48	3,270
Quanta Services, Inc.[2]	80	2,748
Raytheon Co.	84	18,129
Regal Beloit Corp.	24	1,760
Rockwell Automation, Inc.	28	4,878
Rockwell Collins, Inc.	32	4,315
Sensata Technologies Holding PLC[2]	52	2,695
Snap-on, Inc.[1]	20	2,951

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Spirit AeroSystems Holdings, Inc., Class A	64	$5,357
Stanley Black & Decker, Inc.	48	7,354
Teledyne Technologies, Inc.[2]	12	2,246
Terex Corp.	32	1,197
Textron, Inc.	132	7,784
Timken Co. (The)	32	1,459
Toro Co. (The)	20	1,249
TransDigm Group, Inc.	9	2,763
Trinity Industries, Inc.	94	3,067
United Rentals, Inc.[2]	48	8,291
Univar, Inc.[2]	52	1,443
USG Corp.[2]	48	1,940
Valmont Industries, Inc.	8	1,170
W.W. Grainger, Inc.[1]	26	7,339
WABCO Holdings, Inc.[2]	12	1,606
Wabtec Corp.[1]	20	1,628
Watsco, Inc.	12	2,172
Welbilt, Inc.[1,2]	28	545
WESCO International, Inc.[2]	28	1,737
Xylem, Inc.	40	3,077
Total Capital Goods		413,238
Commercial & Professional Services—1.0%
Cintas Corp.	20	3,411
Clean Harbors, Inc.[2]	12	586
Copart, Inc.[2]	36	1,833
CoStar Group, Inc.[2]	3	1,088
Dun & Bradstreet Corp. (The)	12	1,404
Equifax, Inc.	20	2,356
IHS Markit Ltd.[2]	40	1,930
KAR Auction Services, Inc.	40	2,168
ManpowerGroup, Inc.	40	4,604
Nielsen Holdings PLC	116	3,688
Pitney Bowes, Inc.	108	1,176
Republic Services, Inc.	68	4,504
Robert Half International, Inc.	52	3,010
Rollins, Inc.[1]	12	612
Stericycle, Inc.[1,2]	24	1,405
TransUnion[2]	20	1,136
Verisk Analytics, Inc.[2]	28	2,912
Waste Management, Inc.	140	11,777
Total Commercial & Professional Services		49,600
Consumer Durables & Apparel—1.7%
Brunswick Corp.	44	2,613
Carter’s, Inc.	24	2,499
D.R. Horton, Inc.	148	6,488
Garmin Ltd.	36	2,122
Hanesbrands, Inc.[1]	164	3,021
Hasbro, Inc.	28	2,360
Leggett & Platt, Inc.	48	2,129
Lennar Corp., Class A	122	7,191
Lululemon Athletica, Inc.[1,2]	24	2,139
Mattel, Inc.[1]	120	1,578
Michael Kors Holdings Ltd.[2]	92	5,711
Mohawk Industries, Inc.[2]	19	4,412
Newell Brands, Inc.	124	3,160
NVR, Inc.[2]	1	2,800
Polaris Industries, Inc.[1]	28	3,207

	Shares	Value
PulteGroup, Inc.	123	$3,627
PVH Corp.	40	6,057
Ralph Lauren Corp.	28	3,130
Skechers U.S.A., Inc., Class A2	60	2,333
Tapestry, Inc.	64	3,367
Tempur Sealy International, Inc.[1,2]	24	1,087
Toll Brothers, Inc.	52	2,249
Tupperware Brands Corp.	20	968
Under Armour, Inc., Class A1,2	40	654
Under Armour, Inc., Class C1,2	40	574
VF Corp.	112	8,302
Whirlpool Corp.	40	6,124
Total Consumer Durables & Apparel		89,902
Consumer Services—1.7%
Aramark	128	5,064
Bright Horizons Family Solutions, Inc.[2]	8	798
Carnival Corp.	160	10,493
Chipotle Mexican Grill, Inc.[1,2]	3	969
Choice Hotels International, Inc.	8	641
Darden Restaurants, Inc.	40	3,410
Domino’s Pizza, Inc.	8	1,869
Dunkin’ Brands Group, Inc.[1]	16	955
Extended Stay America, Inc.	52	1,028
Graham Holdings Co., Class B	2	1,205
H&R Block, Inc.	92	2,338
Hilton Grand Vacations, Inc.[2]	16	688
Hilton Worldwide Holdings, Inc.	36	2,835
Hyatt Hotels Corp., Class A	8	610
International Game Technology PLC	68	1,818
Las Vegas Sands Corp.	96	6,902
MGM Resorts International	192	6,724
Norwegian Cruise Line Holdings Ltd.[2]	64	3,390
Royal Caribbean Cruises Ltd.	64	7,535
Service Corp. International	52	1,962
ServiceMaster Global Holdings, Inc.[2]	36	1,831
Six Flags Entertainment Corp.[1]	16	996
Vail Resorts, Inc.	7	1,552
Wendy’s Co. (The)	36	632
Wyndham Worldwide Corp.	40	4,577
Wynn Resorts Ltd.	19	3,465
Yum China Holdings, Inc.	92	3,818
Yum! Brands, Inc.	88	7,491
Total Consumer Services		85,596
Diversified Financials—8.4%
Affiliated Managers Group, Inc.	24	4,550
AGNC Investment Corp.	184	3,481
Ally Financial, Inc.	288	7,819
American Express Co.	351	32,741
Ameriprise Financial, Inc.	72	10,652
Annaly Capital Management, Inc.	596	6,216
Bank of New York Mellon Corp. (The)	444	22,879
Berkshire Hathaway, Inc., Class B2	680	135,646
BGC Partners, Inc., Class A	48	646
Capital One Financial Corp.	300	28,746
Cboe Global Markets, Inc.	12	1,369
Chimera Investment Corp.	112	1,950
Credit Acceptance Corp.[1,2]	4	1,322

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Discover Financial Services	224	$16,112
E*TRADE Financial Corp.[2]	128	7,092
Eaton Vance Corp.	28	1,559
FactSet Research Systems, Inc.[1]	8	1,595
Federated Investors, Inc., Class B1	40	1,336
Franklin Resources, Inc.	112	3,884
Goldman Sachs Group, Inc. (The)	145	36,520
Interactive Brokers Group, Inc., Class A	24	1,614
Invesco Ltd.	84	2,689
Lazard Ltd., Class A	52	2,733
Legg Mason, Inc.	48	1,951
Leucadia National Corp.	120	2,728
LPL Financial Holdings, Inc.	44	2,687
MarketAxess Holdings, Inc.	4	870
MFA Financial, Inc.	100	753
Morgan Stanley	390	21,044
Morningstar, Inc.	4	382
MSCI, Inc.	12	1,794
Nasdaq, Inc.	20	1,724
Navient Corp.	176	2,309
New Residential Investment Corp.	144	2,369
Northern Trust Corp.	60	6,188
OneMain Holdings, Inc.[2]	32	958
Raymond James Financial, Inc.	16	1,431
Santander Consumer USA Holdings, Inc.	92	1,500
SEI Investments Co.	28	2,097
SLM Corp.[2]	36	404
Starwood Property Trust, Inc.	88	1,844
State Street Corp.	124	12,366
Synchrony Financial	504	16,899
T. Rowe Price Group, Inc.	48	5,183
TD Ameritrade Holding Corp.	60	3,554
Two Harbors Investment Corp.	76	1,168
Voya Financial, Inc.	108	5,454
Total Diversified Financials		430,808
Energy—2.7%
Anadarko Petroleum Corp.	28	1,691
Andeavor	88	8,849
Antero Resources Corp.[2]	36	715
Apache Corp.[1]	48	1,847
Cabot Oil & Gas Corp.	20	480
Chesapeake Energy Corp.[1,2]	64	193
Cimarex Energy Co.	4	374
CNX Resources Corp.[2]	28	432
Concho Resources, Inc.[2]	4	601
CONSOL Energy, Inc.[2]	3	87
Continental Resources, Inc.[2]	8	472
Devon Energy Corp.	39	1,240
Diamondback Energy, Inc.[1,2]	8	1,012
Energen Corp.[2]	8	503
EQT Corp.	25	1,188
Helmerich & Payne, Inc.	28	1,864
Hess Corp.	8	405
HollyFrontier Corp.	92	4,495
Kinder Morgan, Inc.	544	8,193
Marathon Oil Corp.	44	710
Marathon Petroleum Corp.	316	23,103

	Shares	Value
Murphy Oil Corp.	28	$723
Nabors Industries Ltd.	84	587
National Oilwell Varco, Inc.	20	736
Newfield Exploration Co.[2]	12	293
Noble Energy, Inc.	40	1,212
Oceaneering International, Inc.	44	816
ONEOK, Inc.	100	5,692
Parsley Energy, Inc., Class A2	16	464
PBF Energy, Inc., Class A	68	2,305
Phillips 66	260	24,939
QEP Resources, Inc.[2]	76	744
RSP Permian, Inc.[2]	8	375
SM Energy Co.[1]	36	649
Southwestern Energy Co.[2]	96	416
Targa Resources Corp.	40	1,760
Transocean Ltd.[2]	248	2,455
Valero Energy Corp.	280	25,976
Whiting Petroleum Corp.[2]	24	812
Williams Cos., Inc. (The)	240	5,966
World Fuel Services Corp.	40	982
Total Energy		136,356
Food & Staples Retailing—4.3%
Casey’s General Stores, Inc.	24	2,634
Costco Wholesale Corp.	188	35,425
CVS Health Corp.	632	39,317
Kroger Co. (The)	568	13,598
Rite Aid Corp.[1,2]	548	921
Sprouts Farmers Market, Inc.[2]	60	1,408
Sysco Corp.	252	15,110
US Foods Holding Corp.[2]	76	2,491
Walgreens Boots Alliance, Inc.	488	31,949
Walmart, Inc.	900	80,073
Total Food & Staples Retailing		222,926
Food, Beverage & Tobacco—1.8%
Archer-Daniels-Midland Co.	324	14,052
Blue Buffalo Pet Products, Inc.[2]	12	478
Brown-Forman Corp., Class A	8	427
Brown-Forman Corp., Class B	42	2,285
Bunge Ltd.	88	6,507
Campbell Soup Co.	52	2,252
Conagra Brands, Inc.	64	2,360
Dr Pepper Snapple Group, Inc.	48	5,682
Flowers Foods, Inc.	80	1,749
General Mills, Inc.	200	9,012
Hain Celestial Group, Inc. (The)[2]	32	1,026
Hershey Co. (The)	28	2,771
Hormel Foods Corp.[1]	80	2,746
Ingredion, Inc.	32	4,125
J.M. Smucker Co. (The)	36	4,464
Kellogg Co.[1]	64	4,161
Lamb Weston Holdings, Inc.	40	2,329
McCormick & Co., Inc.	24	2,553
Molson Coors Brewing Co., Class B	60	4,520
Pilgrim’s Pride Corp.[2]	32	787
Pinnacle Foods, Inc.	28	1,515
Post Holdings, Inc.[2]	20	1,515
TreeHouse Foods, Inc.[2]	20	765

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Tyson Foods, Inc., Class A	172	$12,589
Total Food, Beverage & Tobacco		90,670
Health Care Equipment & Services—6.8%
ABIOMED, Inc.[2]	4	1,164
Acadia Healthcare Co., Inc.[1,2]	24	940
Aetna, Inc.	160	27,040
Align Technology, Inc.[2]	8	2,009
AmerisourceBergen Corp.	100	8,621
Anthem, Inc.	144	31,637
athenahealth, Inc.[2]	4	572
Baxter International, Inc.	240	15,610
Brookdale Senior Living, Inc.[1,2]	72	483
Cardinal Health, Inc.	196	12,285
Centene Corp.[2]	104	11,115
Cigna Corp.	116	19,458
Cooper Cos., Inc. (The)	8	1,831
DaVita, Inc.[2]	92	6,067
DENTSPLY SIRONA, Inc.	36	1,811
DexCom, Inc.[1,2]	4	297
Envision Healthcare Corp.[1,2]	24	922
Express Scripts Holding Co.[2]	376	25,974
HCA Healthcare, Inc.	184	17,848
Henry Schein, Inc.[1,2]	48	3,226
Hill-Rom Holdings, Inc.	16	1,392
Hologic, Inc.[2]	56	2,092
Humana, Inc.	66	17,743
IDEXX Laboratories, Inc.[2]	8	1,531
Laboratory Corp. of America Holdings[2]	40	6,470
LifePoint Health, Inc.[2]	24	1,128
McKesson Corp.	132	18,595
MEDNAX, Inc.[2]	40	2,225
Patterson Cos., Inc.	32	711
Premier, Inc., Class A1,2	12	376
Quest Diagnostics, Inc.	44	4,413
ResMed, Inc.	28	2,757
STERIS PLC	16	1,494
Teleflex, Inc.	8	2,040
UnitedHealth Group, Inc.	392	83,888
Universal Health Services, Inc., Class B	44	5,210
Varian Medical Systems, Inc.[2]	20	2,453
Veeva Systems, Inc., Class A2	8	584
WellCare Health Plans, Inc.[2]	24	4,647
West Pharmaceutical Services, Inc.	8	706
Total Health Care Equipment & Services		349,365
Household & Personal Products—0.5%
Church & Dwight Co., Inc.	52	2,619
Clorox Co. (The)	28	3,727
Coty, Inc., Class A	28	512
Edgewell Personal Care Co.[2]	16	781
Energizer Holdings, Inc.[1]	16	953
Herbalife Ltd.[1,2]	20	1,949
Kimberly-Clark Corp.	104	11,454
Nu Skin Enterprises, Inc., Class A	20	1,474
Spectrum Brands Holdings, Inc.[1]	8	830
Total Household & Personal Products		24,299
Insurance—5.6%
Aflac, Inc.	464	20,305
Alleghany Corp.	5	3,072

	Shares	Value
Allstate Corp. (The)	200	$18,960
American Financial Group, Inc.	36	4,040
American National Insurance Co.	4	468
Aon PLC	68	9,542
Arch Capital Group Ltd.[2]	40	3,424
Arthur J. Gallagher & Co.	52	3,574
Aspen Insurance Holdings Ltd.	32	1,435
Assurant, Inc.	28	2,559
Assured Guaranty Ltd.	48	1,738
Athene Holding Ltd., Class A2	12	574
Axis Capital Holdings Ltd.	36	2,072
Brighthouse Financial, Inc.[2]	52	2,673
Brown & Brown, Inc.	56	1,425
Chubb Ltd.	168	22,977
Cincinnati Financial Corp.	56	4,158
CNA Financial Corp.	12	592
Erie Indemnity Co., Class A	4	471
Everest Re Group Ltd.	21	5,393
First American Financial Corp.	60	3,521
FNF Group	120	4,802
Hanover Insurance Group, Inc. (The)	24	2,829
Hartford Financial Services Group, Inc. (The)	184	9,480
Lincoln National Corp.	118	8,621
Loews Corp.	140	6,962
Markel Corp.[2]	3	3,511
Mercury General Corp.	12	550
MetLife, Inc.	556	25,515
Old Republic International Corp.	140	3,003
Principal Financial Group, Inc.	160	9,746
ProAssurance Corp.	12	583
Progressive Corp. (The)	272	16,573
Prudential Financial, Inc.	267	27,648
Reinsurance Group of America, Inc.	40	6,160
RenaissanceRe Holdings Ltd.	16	2,216
Torchmark Corp.	56	4,713
Travelers Cos., Inc. (The)	152	21,107
Unum Group	128	6,094
Validus Holdings Ltd.	36	2,428
W.R. Berkley Corp.	48	3,490
Willis Towers Watson PLC	24	3,653
XL Group Ltd.	108	5,968
Total Insurance		288,625
Materials—3.8%
Albemarle Corp.	28	2,597
Alcoa Corp.[2]	12	539
AptarGroup, Inc.	16	1,437
Ashland Global Holdings, Inc.	32	2,233
Avery Dennison Corp.	36	3,825
Axalta Coating Systems Ltd[2]	48	1,449
Ball Corp.	60	2,383
Bemis Co., Inc.	44	1,915
Berry Global Group, Inc.[2]	56	3,069
Cabot Corp.	28	1,560
Celanese Corp., Series A	52	5,211
CF Industries Holdings, Inc.	40	1,509
Chemours Co. (The)	52	2,533
Crown Holdings, Inc.[2]	72	3,654

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Domtar Corp.	40	$1,702
DowDuPont, Inc.	444	28,287
Eagle Materials, Inc.	12	1,237
Eastman Chemical Co.	76	8,024
FMC Corp.	24	1,838
Freeport-McMoRan, Inc.[2]	452	7,942
Graphic Packaging Holding Co.	172	2,640
Huntsman Corp.	124	3,627
International Flavors & Fragrances, Inc.	16	2,191
International Paper Co.	196	10,472
LyondellBasell Industries NV, Class A	204	21,559
Martin Marietta Materials, Inc.	12	2,488
Mosaic Co. (The)	184	4,468
NewMarket Corp.	3	1,205
Newmont Mining Corp.	108	4,220
Nucor Corp.	136	8,308
Olin Corp.	72	2,188
Owens-Illinois, Inc.[2]	100	2,166
Packaging Corp. of America	38	4,283
Platform Specialty Products Corp.[2]	56	539
PPG Industries, Inc.	64	7,142
Reliance Steel & Aluminum Co.	40	3,430
Royal Gold, Inc.	4	343
RPM International, Inc.	44	2,097
Scotts Miracle-Gro Co., (The)[1]	12	1,029
Sealed Air Corp.	88	3,766
Silgan Holdings, Inc.	36	1,003
Sonoco Products Co.	44	2,134
Southern Copper Corp.	12	650
Steel Dynamics, Inc.	108	4,776
Tahoe Resources, Inc.	92	431
United States Steel Corp.	92	3,237
Valvoline, Inc.	68	1,505
Vulcan Materials Co.	20	2,283
Westlake Chemical Corp.	16	1,778
WestRock Co.	88	5,647
WR Grace & Co.	12	735
Total Materials		195,284
Media—3.8%
AMC Networks, Inc., Class A1,2	28	1,448
Cable One, Inc.	1	687
CBS Corp., Class B	116	5,961
Charter Communications, Inc., Class A2	58	18,051
Cinemark Holdings, Inc.	44	1,657
Comcast Corp., Class A	1,620	55,355
Discovery Communications, Inc., Class A1,2	88	1,886
Discovery Communications, Inc., Class C2	162	3,162
DISH Network Corp., Class A2	80	3,031
GCI Liberty, Inc., Class A2	36	1,903
Interpublic Group of Cos., Inc. (The)	148	3,408
John Wiley & Sons, Inc., Class A	16	1,019
Liberty Broadband Corp., Class A2	4	339
Liberty Broadband Corp., Class C2	12	1,028
Liberty Media Corp.-Liberty Formula One, Class A2	12	351
Liberty Media Corp.-Liberty Formula One, Class C1,2	16	494

	Shares	Value
Liberty Media Corp.-Liberty SiriusXM, Class A2	20	$822
Liberty Media Corp.-Liberty SiriusXM, Class C2	44	1,797
Lions Gate Entertainment Corp., Class A	12	310
Lions Gate Entertainment Corp., Class B	32	771
Live Nation Entertainment, Inc.[2]	48	2,023
News Corp., Class A	176	2,781
News Corp., Class B	56	902
Omnicom Group, Inc.	101	7,340
Sirius XM Holdings, Inc.[1]	316	1,972
TEGNA, Inc.	136	1,549
Tribune Media Co., Class A	20	810
Twenty-First Century Fox, Inc., Class A	344	12,621
Twenty-First Century Fox, Inc., Class B	140	5,092
Viacom, Inc., Class B	192	5,964
Walt Disney Co. (The)	493	49,517
Total Media		194,051
Pharmaceuticals, Biotechnology & Life Sciences—3.4%
Akorn, Inc.[2]	20	374
Alkermes PLC[1,2]	4	232
Allergan PLC	152	25,580
Amgen, Inc.	252	42,961
Biogen, Inc.[2]	74	20,263
BioMarin Pharmaceutical, Inc.[2]	4	324
Bio-Rad Laboratories, Inc., Class A2	3	750
Bio-Techne Corp.	4	604
Bruker Corp.	20	598
Charles River Laboratories International, Inc.[2]	12	1,281
Endo International PLC[2]	76	452
Exelixis, Inc.[2]	20	443
Gilead Sciences, Inc.	803	60,538
Incyte Corp.[2]	12	1,000
IQVIA Holdings, Inc.[2]	20	1,962
Mallinckrodt PLC[1,2]	64	927
Mettler-Toledo International, Inc.[2]	4	2,300
Mylan NV2	172	7,081
PerkinElmer, Inc.	24	1,817
Perrigo Co. PLC	4	333
QIAGEN NV2	28	905
United Therapeutics Corp.[2]	24	2,697
Waters Corp.[2]	12	2,384
Total Pharmaceuticals, Biotechnology & Life Sciences		175,806
Real Estate—1.9%
Alexandria Real Estate Equities, Inc.	8	999
American Campus Communities, Inc.	16	618
American Homes 4 Rent, Class A	24	482
Apartment Investment & Management Co., Class A	20	815
Apple Hospitality REIT, Inc.	52	914
Brandywine Realty Trust	24	381
Brixmor Property Group, Inc.	104	1,586
Camden Property Trust	20	1,684
CBRE Group, Inc., Class A2	112	5,289
Colony NorthStar, Inc., Class A	40	225
Columbia Property Trust, Inc.	28	573
CoreCivic, Inc.	52	1,015
CoreSite Realty Corp.	4	401
Corporate Office Properties Trust	16	413

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
CubeSmart	28	$790
CyrusOne, Inc.	8	410
DCT Industrial Trust, Inc.	12	676
DDR Corp.	88	645
Douglas Emmett, Inc.	20	735
Duke Realty Corp.	52	1,377
Empire State Realty Trust, Inc., Class A	28	470
EPR Properties	12	665
Equity Commonwealth[2]	24	736
Equity LifeStyle Properties, Inc.	12	1,053
Equity Residential	180	11,092
Essex Property Trust, Inc.	8	1,925
Extra Space Storage, Inc.	24	2,097
Federal Realty Investment Trust	12	1,393
Forest City Realty Trust, Inc., Class A	16	324
Gaming and Leisure Properties, Inc.	40	1,339
GGP, Inc.	160	3,274
HCP, Inc.	120	2,788
Healthcare Trust of America, Inc., Class A	20	529
Highwoods Properties, Inc.	16	701
Hospitality Properties Trust	60	1,520
Host Hotels & Resorts, Inc.	276	5,145
Howard Hughes Corp. (The)[2]	4	556
Hudson Pacific Properties, Inc.	16	520
Iron Mountain, Inc.	48	1,577
JBG SMITH Properties	20	674
Jones Lang LaSalle, Inc.	20	3,493
Kilroy Realty Corp.	16	1,135
Kimco Realty Corp.	92	1,325
Lamar Advertising Co., Class A	20	1,273
Liberty Property Trust	36	1,430
Life Storage, Inc.	8	668
Macerich Co. (The)	32	1,793
Medical Properties Trust, Inc.	76	988
Mid-America Apartment Communities, Inc.	12	1,095
National Retail Properties, Inc.	28	1,099
Omega Healthcare Investors, Inc.[1]	64	1,730
Outfront Media, Inc.	44	824
Paramount Group, Inc.	20	285
Park Hotels & Resorts, Inc.	32	865
Piedmont Office Realty Trust, Inc., Class A	32	563
Rayonier, Inc.	32	1,126
Realogy Holdings Corp.	80	2,182
Realty Income Corp.	36	1,862
Regency Centers Corp.	12	708
Retail Properties of America, Inc., Class A	76	886
SBA Communications Corp.[2]	12	2,051
Senior Housing Properties Trust	56	877
SL Green Realty Corp.	20	1,937
Spirit Realty Capital, Inc.	112	869
STORE Capital Corp.	32	794
Sun Communities, Inc.	8	731
Tanger Factory Outlet Centers, Inc.[1]	36	792
Taubman Centers, Inc.	12	683
UDR, Inc.	32	1,140
Uniti Group, Inc.	28	455

	Shares	Value
VEREIT, Inc.	128	$891
Vornado Realty Trust	36	2,423
Weingarten Realty Investors	32	898
WP Carey, Inc.	24	1,488
Total Real Estate		99,765
Retailing—4.3%
Advance Auto Parts, Inc.	28	3,319
AutoNation, Inc.[2]	40	1,871
AutoZone, Inc.[2]	13	8,433
Bed Bath & Beyond, Inc.	88	1,847
Best Buy Co., Inc.[1]	164	11,478
Burlington Stores, Inc.[2]	28	3,728
CarMax, Inc.[1,2]	56	3,469
Dick’s Sporting Goods, Inc.[1]	52	1,823
Dollar General Corp.	132	12,349
Dollar Tree, Inc.[2]	112	10,629
Expedia Group, Inc.	28	3,091
Foot Locker, Inc.	72	3,279
GameStop Corp., Class A1	64	808
Gap, Inc. (The)	148	4,618
Genuine Parts Co.	64	5,750
Kohl’s Corp.	108	7,075
L Brands, Inc.	132	5,044
Liberty Expedia Holdings, Inc., Class A2	32	1,257
Liberty Interactive Corp. QVC Group, Class A2	208	5,235
LKQ Corp.[2]	120	4,554
Lowe’s Cos., Inc.	372	32,643
Macy’s, Inc.	192	5,710
Michaels Cos., Inc. (The)[2]	72	1,419
Murphy USA, Inc.[2]	20	1,456
Nordstrom, Inc.	72	3,485
O’Reilly Automotive, Inc.[2]	26	6,432
Penske Automotive Group, Inc.	24	1,064
Pool Corp.	8	1,170
Ross Stores, Inc.	112	8,734
Sally Beauty Holdings, Inc.[1,2]	84	1,382
Signet Jewelers Ltd.	44	1,695
Target Corp.	348	24,162
Tiffany & Co.	28	2,734
TJX Cos., Inc. (The)	236	19,248
Tractor Supply Co.	60	3,781
TripAdvisor, Inc.[1,2]	20	818
Ulta Beauty, Inc.[2]	8	1,634
Urban Outfitters, Inc.[2]	52	1,922
Williams-Sonoma, Inc.[1]	48	2,532
Total Retailing		221,678
Semiconductors & Semiconductor Equipment—3.1%
Advanced Micro Devices, Inc.[1,2]	36	362
Intel Corp.	2,035	105,983
KLA-Tencor Corp.	32	3,488
Marvell Technology Group Ltd.	16	336
Maxim Integrated Products, Inc.	40	2,409
Microsemi Corp.[2]	12	777
ON Semiconductor Corp.[2]	136	3,326
Qorvo, Inc.[2]	24	1,691
QUALCOMM, Inc.	520	28,813
Skyworks Solutions, Inc.	40	4,010

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Teradyne, Inc.	28	$1,280
Versum Materials, Inc.	36	1,355
Xilinx, Inc.	48	3,467
Total Semiconductors & Semiconductor Equipment		157,297
Software & Services—3.5%
Akamai Technologies, Inc.[2]	56	3,975
Alliance Data Systems Corp.	22	4,683
Amdocs Ltd.	40	2,669
ANSYS, Inc.[2]	12	1,880
Autodesk, Inc.[2]	8	1,005
Booz Allen Hamilton Holding Corp.	56	2,168
Broadridge Financial Solutions, Inc.	24	2,633
CA, Inc.	100	3,390
Cadence Design Systems, Inc.[2]	40	1,471
CDK Global, Inc.	20	1,267
Citrix Systems, Inc.[2]	44	4,083
Conduent, Inc.[2]	32	596
CoreLogic, Inc.[2]	32	1,447
CSRA, Inc.	80	3,298
Dell Technologies, Inc., Class V2	36	2,636
DST Systems, Inc.	24	2,008
eBay, Inc.[2]	548	22,051
Euronet Worldwide, Inc.[2]	16	1,263
First Data Corp., Class A2	140	2,240
FleetCor Technologies, Inc.[2]	16	3,240
Fortinet, Inc.[2]	20	1,072
Gartner, Inc.[2]	12	1,411
Genpact Ltd.	44	1,408
Global Payments, Inc.	20	2,230
GoDaddy, Inc., Class A2	8	491
Guidewire Software, Inc.[2]	4	323
IAC/InterActiveCorp[2]	8	1,251
International Business Machines Corp.	428	65,668
Jack Henry & Associates, Inc.	12	1,451
Leidos Holdings, Inc.	44	2,878
LogMeIn, Inc.	4	462
Manhattan Associates, Inc.[2]	12	503
Nuance Communications, Inc.[2]	68	1,071
PTC, Inc.[2]	8	624
Red Hat, Inc.[2]	24	3,588
Sabre Corp.	80	1,716
ServiceNow, Inc.[2]	8	1,324
Splunk, Inc.[2]	4	394
Square, Inc., Class A1,2	8	394
SS&C Technologies Holdings, Inc.	28	1,502
Symantec Corp.	28	724
Synopsys, Inc.[2]	24	1,998
Take-Two Interactive Software, Inc.[2]	12	1,173
Teradata Corp.[2]	56	2,222
Total System Services, Inc.	44	3,795
Twitter, Inc.[2]	52	1,509
Tyler Technologies, Inc.[2]	4	844
Ultimate Software Group, Inc. (The)[2]	3	731
VeriSign, Inc.[2]	20	2,371
VMware Inc, Class A2	12	1,455
Western Union Co. (The)	180	3,461

	Shares	Value
Workday, Inc., Class A1,2	4	$508
Worldpay, Inc., Class A2	24	1,974
Total Software & Services		180,529
Technology Hardware & Equipment—9.1%
Apple, Inc.	1,660	278,515
Arista Networks, Inc.[2]	4	1,021
ARRIS International PLC[2]	68	1,807
Arrow Electronics, Inc.[2]	52	4,005
Avnet, Inc.	76	3,174
CDW Corp.	76	5,344
Cisco Systems, Inc.	1,792	76,859
Cognex Corp.	16	832
Coherent, Inc.[2]	2	375
CommScope Holding Co., Inc.[2]	68	2,718
Corning, Inc.	476	13,271
Dolby Laboratories, Inc., Class A	12	763
EchoStar Corp., Class A2	20	1,055
F5 Networks, Inc.[2]	20	2,892
FLIR Systems, Inc.	32	1,600
Hewlett Packard Enterprise Co.	1,036	18,171
HP, Inc.	996	21,832
IPG Photonics Corp.[2]	4	934
Jabil, Inc.	112	3,218
Juniper Networks, Inc.	140	3,406
Keysight Technologies, Inc.[2]	52	2,724
Motorola Solutions, Inc.	52	5,476
National Instruments Corp.	16	809
NCR Corp.[2]	72	2,269
NetApp, Inc.	96	5,922
Palo Alto Networks, Inc.[2]	8	1,452
Trimble, Inc.[2]	36	1,292
Universal Display Corp.	4	404
Xerox Corp.	72	2,072
Zebra Technologies Corp., Class A2	8	1,114
Total Technology Hardware & Equipment		465,326
Telecommunication Services—4.5%
AT&T, Inc.	3,291	117,324
CenturyLink, Inc.	476	7,821
Sprint Corp.[1,2]	204	995
Telephone & Data Systems, Inc.	60	1,682
T-Mobile US, Inc.[2]	112	6,836
United States Cellular Corp.[2]	8	322
Verizon Communications, Inc.	2,016	96,405
Zayo Group Holdings, Inc.[2]	32	1,093
Total Telecommunication Services		232,478
Transportation—3.4%
Alaska Air Group, Inc.	60	3,718
AMERCO	3	1,035
American Airlines Group, Inc.[1]	280	14,549
C.H. Robinson Worldwide, Inc.	68	6,372
Copa Holdings SA, Class A	16	2,058
Delta Air Lines, Inc.	420	23,020
Expeditors International of Washington, Inc.	56	3,545
FedEx Corp.	115	27,613
Genesee & Wyoming, Inc., Class A2	20	1,416
JB Hunt Transport Services, Inc.	36	4,217
JetBlue Airways Corp.[2]	208	4,227
Kansas City Southern	32	3,515

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Kirby Corp.[2]	20	$1,539
Landstar System, Inc.	16	1,754
Macquarie Infrastructure Corp.	20	739
Norfolk Southern Corp.	89	12,084
Old Dominion Freight Line, Inc.	16	2,352
Ryder System, Inc.	32	2,329
Southwest Airlines Co.	256	14,664
Spirit Airlines, Inc.[1,2]	36	1,360
United Continental Holdings, Inc.[2]	176	12,227
United Parcel Service, Inc., Class B	228	23,862
XPO Logistics, Inc.[1,2]	64	6,516
Total Transportation		174,711
Utilities—5.0%
AES Corp.	408	4,639
Alliant Energy Corp.	68	2,779
Ameren Corp.	112	6,343
American Electric Power Co., Inc.	176	12,072
American Water Works Co., Inc.	48	3,942
Aqua America, Inc.	40	1,362
Atmos Energy Corp.	32	2,696
Avangrid, Inc.	20	1,022
CenterPoint Energy, Inc.	220	6,028
CMS Energy Corp.	112	5,073
Consolidated Edison, Inc.	136	10,600
DTE Energy Co.	72	7,517
Duke Energy Corp.	256	19,832
Edison International	132	8,403
Entergy Corp.	80	6,302
Eversource Energy	120	7,070
Exelon Corp.	560	21,846
FirstEnergy Corp.	192	6,530
Great Plains Energy, Inc.	88	2,798
Hawaiian Electric Industries, Inc.	56	1,925
MDU Resources Group, Inc.	64	1,802
National Fuel Gas Co.	12	617
NextEra Energy, Inc.	144	23,520
NiSource, Inc.	116	2,774
NRG Energy, Inc.	172	5,251
OGE Energy Corp.	64	2,097
PG&E Corp.	212	9,313
Pinnacle West Capital Corp.	40	3,192
PPL Corp.	272	7,695
Public Service Enterprise Group, Inc.	216	10,852
SCANA Corp.	56	2,103
Sempra Energy	76	8,453
Southern Co. (The)	352	15,720
UGI Corp.	72	3,198
Vectren Corp.	32	2,045
Vistra Energy Corp.[2]	116	2,416
WEC Energy Group, Inc.	116	7,273
Westar Energy, Inc.	52	2,735
Xcel Energy, Inc.	212	9,642
Total Utilities		259,477
Total Common Stocks (Cost $4,993,553)		5,129,923

	Shares	Value
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $7,564)	7,564	$7,564

Investment of Cash Collateral for Securities Loaned—0.7%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $35,476)	35,476	35,476
Total Investments—100.6% (Cost $5,036,593)		5,172,963
Liabilities in Excess of Other Assets—(0.6)%		(30,302)
Net Assets—100.0%		$5,142,661

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Russell 1000® Value Factor ETF

PLC	-	Public Limited Company

REIT	-	Real Estate Investment Trust

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $118,242; total value of the collateral held by the Fund was $120,864. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $85,388.

2	Non-income producing security.

3	Rate shown represents annualized 7-day yield as of March 31, 2018.

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited

Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Banks—6.4%
BB&T Corp.	256	$13,322
Citigroup, Inc.	602	40,635
Fifth Third Bancorp	200	6,350
First Republic Bank[1]	44	4,075
JPMorgan Chase & Co.	1,034	113,709
M&T Bank Corp.	44	8,112
People’s United Financial, Inc.	116	2,165
PNC Financial Services Group, Inc. (The)	152	22,988
SunTrust Banks, Inc.	120	8,165
U.S. Bancorp	540	27,270
Wells Fargo & Co.	1,469	76,990
Total Banks		323,781
Capital Goods—8.7%
3M Co.	200	43,904
AMETEK, Inc.	68	5,166
Boeing Co. (The)	166	54,428
Caterpillar, Inc.	128	18,865
Deere & Co.	92	14,289
Eaton Corp. PLC	108	8,630
Emerson Electric Co.	188	12,840
General Dynamics Corp.	82	18,114
General Electric Co.	2,820	38,014
Harris Corp.	36	5,806
Honeywell International, Inc.	260	37,573
IDEX Corp.	24	3,420
Illinois Tool Works, Inc.	100	15,666
Ingersoll-Rand PLC	68	5,815
Johnson Controls International PLC	268	9,444
L3 Technologies, Inc.	24	4,992
Lockheed Martin Corp.	85	28,724
Northrop Grumman Corp.	52	18,154
PACCAR, Inc.	92	6,088
Raytheon Co.	92	19,855
Rockwell Automation, Inc.	33	5,749
Rockwell Collins, Inc.	52	7,012
Roper Technologies, Inc.	32	8,982
Snap-on, Inc.[1]	16	2,361
Stanley Black & Decker, Inc.	47	7,200
Toro Co. (The)	36	2,248
United Technologies Corp.	252	31,707
Total Capital Goods		435,046
Commercial & Professional Services—0.8%
Cintas Corp.	28	4,776
Equifax, Inc.	40	4,713
IHS Markit Ltd.[2]	116	5,596
Nielsen Holdings PLC	108	3,433
Republic Services, Inc.	84	5,563
Verisk Analytics, Inc.[2]	48	4,992
Waste Management, Inc.	156	13,123
Total Commercial & Professional Services		42,196
Consumer Durables & Apparel—0.7%
Newell Brands, Inc.	132	3,363
NIKE, Inc., Class B	404	26,842
VF Corp.	92	6,819
Total Consumer Durables & Apparel		37,024
Consumer Services—2.0%
Aramark	76	3,007
Carnival Corp.	104	6,821

	Shares	Value
Marriott International, Inc., Class A	88	$11,966
McDonald’s Corp.	285	44,568
Starbucks Corp.	416	24,082
Yum! Brands, Inc.	92	7,832
Total Consumer Services		98,276
Diversified Financials—6.2%
American Express Co.	216	20,148
Annaly Capital Management, Inc.	344	3,588
Bank of New York Mellon Corp. (The)	296	15,253
Berkshire Hathaway, Inc., Class B2	701	139,835
BlackRock, Inc.	34	18,418
Capital One Financial Corp.	124	11,882
Cboe Global Markets, Inc.	36	4,108
CME Group, Inc.	104	16,821
Discover Financial Services	108	7,768
Goldman Sachs Group, Inc. (The)	96	24,178
Intercontinental Exchange, Inc.	180	13,054
Northern Trust Corp.	60	6,188
S&P Global, Inc.	65	12,419
Starwood Property Trust, Inc.	88	1,844
State Street Corp.	92	9,175
T. Rowe Price Group, Inc.	76	8,206
Total Diversified Financials		312,885
Energy—4.1%
Chevron Corp.	540	61,582
Exxon Mobil Corp.	1,432	106,841
Occidental Petroleum Corp.	200	12,992
Schlumberger Ltd.	336	21,766
Total Energy		203,181
Food & Staples Retailing—2.5%
Costco Wholesale Corp.	148	27,888
CVS Health Corp.	336	20,902
Kroger Co. (The)	240	5,746
Sysco Corp.	168	10,073
Walgreens Boots Alliance, Inc.	236	15,451
Walmart, Inc.	504	44,841
Total Food & Staples Retailing		124,901
Food, Beverage & Tobacco—5.9%
Altria Group, Inc.	672	41,879
Archer-Daniels-Midland Co.	140	6,072
Brown-Forman Corp., Class B	70	3,808
Campbell Soup Co.	60	2,599
Coca-Cola Co. (The)	1,386	60,194
Conagra Brands, Inc.	132	4,868
Dr Pepper Snapple Group, Inc.	64	7,576
General Mills, Inc.	208	9,372
Hershey Co. (The)	48	4,750
Hormel Foods Corp.[1]	84	2,883
J.M. Smucker Co. (The)	40	4,960
Kellogg Co.[1]	88	5,721
Kraft Heinz Co. (The)	148	9,219
McCormick & Co., Inc.	40	4,256
Mondelez International, Inc., Class A	468	19,530
PepsiCo, Inc.	515	56,212
Philip Morris International, Inc.	516	51,290
Total Food, Beverage & Tobacco		295,189
Health Care Equipment & Services—6.2%
Abbott Laboratories	520	31,158
Aetna, Inc.	85	14,365

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
AmerisourceBergen Corp.	48	$4,138
Anthem, Inc.	68	14,940
Baxter International, Inc.	164	10,667
Becton Dickinson and Co.	86	18,636
Boston Scientific Corp.[2]	332	9,070
Cardinal Health, Inc.	92	5,767
Cerner Corp.[2]	76	4,408
Cigna Corp.	64	10,735
Danaher Corp.	212	20,757
DaVita, Inc.[2]	48	3,165
DENTSPLY SIRONA, Inc.	72	3,622
Express Scripts Holding Co.[2]	176	12,158
Henry Schein, Inc.[1,2]	56	3,764
Laboratory Corp. of America Holdings[2]	32	5,176
McKesson Corp.	49	6,903
Medtronic PLC	453	36,340
Quest Diagnostics, Inc.	44	4,413
Stryker Corp.	116	18,667
Teleflex, Inc.	16	4,080
UnitedHealth Group, Inc.	277	59,278
Zimmer Biomet Holdings, Inc.	60	6,542
Total Health Care Equipment & Services		308,749
Household & Personal Products—2.6%
Church & Dwight Co., Inc.	88	4,432
Clorox Co. (The)	48	6,389
Colgate-Palmolive Co.	308	22,078
Estee Lauder Cos., Inc., (The), Class A	68	10,181
Kimberly-Clark Corp.	124	13,656
Procter & Gamble Co. (The)	923	73,175
Total Household & Personal Products		129,911
Insurance—3.8%
Aflac, Inc.	264	11,553
Alleghany Corp.	4	2,458
Allstate Corp. (The)	124	11,755
American Financial Group, Inc.	24	2,693
American International Group, Inc.	272	14,802
Aon PLC	88	12,349
Arch Capital Group Ltd.[2]	40	3,424
Arthur J. Gallagher & Co.	64	4,399
Axis Capital Holdings Ltd.	28	1,612
Chubb Ltd.	168	22,977
Cincinnati Financial Corp.	56	4,158
Everest Re Group Ltd.	12	3,082
FNF Group	76	3,041
Hartford Financial Services Group, Inc. (The)	112	5,770
Loews Corp.	100	4,973
Markel Corp.[2]	5	5,851
Marsh & McLennan Cos., Inc.	184	15,197
Principal Financial Group, Inc.	72	4,385
Progressive Corp. (The)	204	12,430
Prudential Financial, Inc.	98	10,148
Reinsurance Group of America, Inc.	20	3,080
RenaissanceRe Holdings Ltd.	16	2,216
Torchmark Corp.	40	3,367
Travelers Cos., Inc. (The)	96	13,331
W.R. Berkley Corp.	32	2,326
Willis Towers Watson PLC	40	6,088

	Shares	Value
XL Group Ltd.	84	$4,642
Total Insurance		192,107
Materials—2.4%
Air Products & Chemicals, Inc.	64	10,178
AptarGroup, Inc.	20	1,796
Ball Corp.	108	4,289
Crown Holdings, Inc.[2]	40	2,030
DowDuPont, Inc.	556	35,423
Ecolab, Inc.	88	12,062
International Flavors & Fragrances, Inc.	24	3,286
International Paper Co.	104	5,557
Monsanto Co.	135	15,753
PPG Industries, Inc.	76	8,481
Praxair, Inc.	96	13,853
Sherwin-Williams Co. (The)	24	9,411
Total Materials		122,119
Media—2.8%
Comcast Corp., Class A	1,504	51,392
Omnicom Group, Inc.	73	5,305
Time Warner, Inc.	207	19,578
Twenty-First Century Fox, Inc., Class A	300	11,007
Twenty-First Century Fox, Inc., Class B	132	4,801
Walt Disney Co. (The)	501	50,320
Total Media		142,403
Pharmaceuticals, Biotechnology & Life Sciences—8.0%
AbbVie, Inc.	340	32,181
Agilent Technologies, Inc.	88	5,887
Amgen, Inc.	173	29,493
Bristol-Myers Squibb Co.	368	23,276
Eli Lilly & Co.	292	22,592
Johnson & Johnson	968	124,049
Merck & Co., Inc.	876	47,716
Mettler-Toledo International, Inc.[2]	8	4,600
Pfizer, Inc.	1,976	70,128
Thermo Fisher Scientific, Inc.	125	25,808
Waters Corp.[2]	24	4,768
Zoetis, Inc.	132	11,023
Total Pharmaceuticals, Biotechnology & Life Sciences		401,521
Real Estate—3.2%
Alexandria Real Estate Equities, Inc.	28	3,497
American Tower Corp.	139	20,202
AvalonBay Communities, Inc.	44	7,236
Boston Properties, Inc.	52	6,407
Crown Castle International Corp.	116	12,715
Digital Realty Trust, Inc.	44	4,637
Duke Realty Corp.	104	2,754
Equinix, Inc.	20	8,363
Equity LifeStyle Properties, Inc.	28	2,458
Equity Residential	116	7,148
Essex Property Trust, Inc.	20	4,814
Federal Realty Investment Trust	24	2,787
JBG SMITH Properties	28	944
Mid-America Apartment Communities, Inc.	36	3,285
Prologis, Inc.	160	10,078
Public Storage	48	9,619
Realty Income Corp.	80	4,138
Regency Centers Corp.	48	2,831

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
SBA Communications Corp.[2]	36	$6,153
Simon Property Group, Inc.	101	15,589
SL Green Realty Corp.	28	2,711
UDR, Inc.	84	2,992
Ventas, Inc.	104	5,151
Vornado Realty Trust	56	3,769
Welltower, Inc.	108	5,878
Weyerhaeuser Co.	192	6,720
Total Real Estate		162,876
Retailing—2.9%
AutoZone, Inc.[2]	9	5,838
Genuine Parts Co.	48	4,312
Home Depot, Inc. (The)	400	71,296
Lowe’s Cos., Inc.	248	21,762
O’Reilly Automotive, Inc.[2]	24	5,937
Ross Stores, Inc.	108	8,422
Target Corp.	160	11,109
TJX Cos., Inc. (The)	216	17,617
Total Retailing		146,293
Semiconductors & Semiconductor Equipment—2.6%
Analog Devices, Inc.	104	9,477
Intel Corp.	1,336	69,579
QUALCOMM, Inc.	368	20,391
Texas Instruments, Inc.	286	29,713
Total Semiconductors & Semiconductor Equipment		129,160
Software & Services—13.5%
Accenture PLC, Class A	188	28,858
Adobe Systems, Inc.[2]	124	26,794
Alphabet, Inc., Class A2	77	79,860
Alphabet, Inc., Class C2	80	82,543
Amdocs Ltd.	52	3,469
ANSYS, Inc.[2]	24	3,761
Automatic Data Processing, Inc.	156	17,703
Broadridge Financial Solutions, Inc.	40	4,388
CA, Inc.	100	3,390
Fidelity National Information Services, Inc.	108	10,400
Fiserv, Inc.[2]	144	10,269
Gartner, Inc.[2]	24	2,823
International Business Machines Corp.	273	41,886
Intuit, Inc.	68	11,788
Jack Henry & Associates, Inc.	28	3,387
Mastercard, Inc., Class A	292	51,147
Microsoft Corp.	1,970	179,802
Oracle Corp.	852	38,979
Paychex, Inc.	112	6,898
Synopsys, Inc.[2]	48	3,995
Visa, Inc., Class A	552	66,030
Total Software & Services		678,170
Technology Hardware & Equipment—5.5%
Amphenol Corp., Class A	96	8,269
Apple, Inc.	1,244	208,718
Cisco Systems, Inc.	1,286	55,157
Motorola Solutions, Inc.	48	5,054
Total Technology Hardware & Equipment		277,198
Telecommunication Services—2.9%
AT&T, Inc.	2,170	77,361
Verizon Communications, Inc.	1,392	66,565
Total Telecommunication Services		143,926

	Shares	Value
Transportation—1.7%
Expeditors International of Washington, Inc.	52	$3,292
FedEx Corp.	68	16,327
Norfolk Southern Corp.	68	9,233
Union Pacific Corp.	236	31,725
United Parcel Service, Inc., Class B	236	24,700
Total Transportation		85,277
Utilities—4.4%
Alliant Energy Corp.	80	3,269
Ameren Corp.	84	4,757
American Electric Power Co., Inc.	168	11,523
American Water Works Co., Inc.	64	5,256
Aqua America, Inc.	60	2,044
Atmos Energy Corp.	36	3,033
CenterPoint Energy, Inc.	136	3,726
CMS Energy Corp.	96	4,348
Consolidated Edison, Inc.	108	8,417
Dominion Energy, Inc.	216	14,565
DTE Energy Co.	64	6,682
Duke Energy Corp.	244	18,903
Edison International	108	6,875
Entergy Corp.	52	4,097
Eversource Energy	108	6,363
Exelon Corp.	264	10,299
FirstEnergy Corp.	132	4,489
Great Plains Energy, Inc.	72	2,289
NextEra Energy, Inc.	160	26,133
NiSource, Inc.	104	2,487
PG&E Corp.	176	7,732
Pinnacle West Capital Corp.	36	2,873
PPL Corp.	232	6,563
Public Service Enterprise Group, Inc.	168	8,440
SCANA Corp.	44	1,652
Sempra Energy	84	9,342
Southern Co. (The)	360	16,078
UGI Corp.	56	2,487
WEC Energy Group, Inc.	108	6,772
Westar Energy, Inc.	48	2,524
Xcel Energy, Inc.	180	8,186
Total Utilities		222,204
Total Common Stocks
(Cost $4,991,764)		5,014,393

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $7,121)	7,121	7,121

Investment of Cash Collateral for Securities Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $4,014)	4,014	4,014
Total Investments—100.0%
(Cost $5,002,899)		5,025,528
Other Assets in Excess of Liabilities—0.0%[4]		2,365
Net Assets—100.0%		$5,027,893

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Low Volatility Factor ETF

PLC   -   Public Limited Company

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $17,977; total value of the collateral held by the Fund was $18,338. The total value of the collateral includes non- cash U.S. Treasury securities collateral having a value of $14,324.

2.	Non-income producing security.

3.	Rate shown represents annualized 7-day yield as of March 31, 2018.

4.	Less than 0.05%

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—1.4%
Adient PLC[1]	128	$7,649
BorgWarner, Inc.	236	11,854
Gentex Corp.	408	9,392
Goodyear Tire & Rubber Co. (The)	300	7,974
Harley-Davidson, Inc.[1]	192	8,233
Lear Corp.	70	13,027
Thor Industries, Inc.	73	8,408
Visteon Corp.[2]	59	6,504
Total Automobiles & Components		73,041
Banks—4.4%
Associated Banc-Corp.	248	6,163
Bank of Hawaii Corp.	72	5,983
Bank of the Ozarks	164	7,916
BankUnited, Inc.	172	6,877
BOK Financial Corp.	36	3,564
CIT Group, Inc.	268	13,802
Comerica, Inc.	160	15,349
Commerce Bancshares, Inc.	134	8,028
Cullen/Frost Bankers, Inc.	79	8,379
East West Bancorp, Inc.	172	10,757
F.N.B. Corp.	504	6,779
First Hawaiian, Inc.	84	2,338
First Horizon National Corp.	372	7,005
Huntington Bancshares, Inc.	896	13,530
New York Community Bancorp, Inc.	644	8,391
PacWest Bancorp	172	8,519
People’s United Financial, Inc.	484	9,031
Popular, Inc.	164	6,826
Prosperity Bancshares, Inc.	104	7,553
Signature Bank[2]	69	9,795
SVB Financial Group[2]	63	15,121
Synovus Financial Corp.	180	8,989
TCF Financial Corp.	280	6,387
TFS Financial Corp.	128	1,880
Webster Financial Corp.	140	7,756
Western Alliance Bancorp[2]	146	8,484
Zions Bancorporation	250	13,182
Total Banks		228,384
Capital Goods—11.5%
A.O. Smith Corp.	172	10,937
Acuity Brands, Inc.	56	7,795
AECOM[2]	232	8,266
AGCO Corp.	100	6,485
Air Lease Corp.	156	6,649
Allegion PLC	120	10,235
Allison Transmission Holdings, Inc.	188	7,343
Arconic, Inc.	356	8,202
Armstrong World Industries, Inc.[1,2]	80	4,504
BWX Technologies, Inc.	140	8,894
Carlisle Cos., Inc.	84	8,770
Colfax Corp.[2]	132	4,211
Crane Co.	76	7,048
Donaldson Co., Inc.	180	8,109
Dover Corp.	142	13,947
Fastenal Co.[1]	256	13,975
Flowserve Corp.	176	7,626
Fluor Corp.	188	10,757

	Shares	Value
Fortune Brands Home & Security, Inc.	164	$9,658
Gardner Denver Holdings, Inc.[2]	64	1,963
Graco, Inc.	228	10,424
Harris Corp.	100	16,128
HD Supply Holdings, Inc.[2]	240	9,106
HEICO Corp.	45	3,906
HEICO Corp., Class A	85	6,031
Hexcel Corp.	136	8,784
Hubbell, Inc.	81	9,864
Huntington Ingalls Industries, Inc.	52	13,404
IDEX Corp.	95	13,538
ITT, Inc.	148	7,249
Jacobs Engineering Group, Inc.	160	9,464
L3 Technologies, Inc.	68	14,144
Lennox International, Inc.	48	9,810
Lincoln Electric Holdings, Inc.	88	7,916
Masco Corp.	296	11,970
Middleby Corp. (The)[1,2]	75	9,284
MSC Industrial Direct Co., Inc., Class A	72	6,603
Nordson Corp.	76	10,362
Orbital ATK, Inc.	80	10,609
Oshkosh Corp.	118	9,118
Owens Corning	144	11,578
Pentair PLC	152	10,356
Quanta Services, Inc.[2]	228	7,832
Regal Beloit Corp.	72	5,281
Sensata Technologies Holding PLC[2]	220	11,403
Snap-on, Inc.[1]	63	9,295
Spirit AeroSystems Holdings, Inc., Class A	160	13,392
Teledyne Technologies, Inc.[2]	52	9,733
Terex Corp.	152	5,686
Textron, Inc.	236	13,917
Timken Co. (The)	112	5,107
Toro Co. (The)	132	8,243
TransDigm Group, Inc.	40	12,278
Trinity Industries, Inc.	251	8,190
United Rentals, Inc.[2]	94	16,237
Univar, Inc.[2]	164	4,551
USG Corp.[2]	140	5,659
Valmont Industries, Inc.	36	5,267
W.W. Grainger, Inc.[1]	56	15,807
WABCO Holdings, Inc.[2]	68	9,103
Wabtec Corp.[1]	104	8,466
Watsco, Inc.	48	8,687
Welbilt, Inc.[1,2]	224	4,357
WESCO International, Inc.[2]	84	5,212
Xylem, Inc.	196	15,076
Total Capital Goods		593,801
Commercial & Professional Services—2.5%
Cintas Corp.	72	12,282
Clean Harbors, Inc.[2]	88	4,295
Copart, Inc.[2]	252	12,834
CoStar Group, Inc.[2]	38	13,782
Dun & Bradstreet Corp. (The)	60	7,020
KAR Auction Services, Inc.	209	11,328
ManpowerGroup, Inc.	88	10,129
Nielsen Holdings PLC	292	9,283
Pitney Bowes, Inc.	324	3,528

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Robert Half International, Inc.	172	$9,957
Rollins, Inc.[1]	104	5,307
Stericycle, Inc.[1,2]	108	6,321
TransUnion[2]	152	8,631
Verisk Analytics, Inc.[2]	130	13,520
Total Commercial & Professional Services		128,217
Consumer Durables & Apparel—4.3%
Brunswick Corp.	136	8,077
Carter’s, Inc.	76	7,912
D.R. Horton, Inc.	308	13,503
Garmin Ltd.	128	7,543
Hanesbrands, Inc.[1]	452	8,326
Hasbro, Inc.	96	8,093
Leggett & Platt, Inc.	172	7,630
Lennar Corp., Class A	267	15,737
Lennar Corp., Class B	24	1,144
Lululemon Athletica, Inc.[1,2]	132	11,764
Mattel, Inc.[1]	416	5,470
Michael Kors Holdings Ltd.[2]	224	13,906
NVR, Inc.[2]	4	11,200
Polaris Industries, Inc.[1]	92	10,536
PulteGroup, Inc.	372	10,970
PVH Corp.	92	13,931
Ralph Lauren Corp.	95	10,621
Skechers U.S.A., Inc., Class A2	216	8,400
Tapestry, Inc.	244	12,837
Tempur Sealy International, Inc.[1,2]	79	3,578
Toll Brothers, Inc.	208	8,996
Tupperware Brands Corp.	84	4,064
Under Armour, Inc., Class A1,2	304	4,970
Under Armour, Inc., Class C1,2	300	4,305
Whirlpool Corp.	60	9,187
Total Consumer Durables & Apparel		222,700
Consumer Services—3.2%
Aramark	268	10,602
Bright Horizons Family Solutions, Inc.[2]	76	7,579
Chipotle Mexican Grill, Inc.[1,2]	21	6,785
Choice Hotels International, Inc.	56	4,488
Darden Restaurants, Inc.	120	10,230
Domino’s Pizza, Inc.	51	11,912
Dunkin’ Brands Group, Inc.[1]	132	7,879
Extended Stay America, Inc.	272	5,377
Graham Holdings Co., Class B	8	4,818
H&R Block, Inc.	296	7,521
Hilton Grand Vacations, Inc.[2]	96	4,130
Hyatt Hotels Corp., Class A	60	4,576
International Game Technology PLC	176	4,704
Norwegian Cruise Line Holdings Ltd.[2]	152	8,051
Service Corp. International	252	9,511
ServiceMaster Global Holdings, Inc.[2]	200	10,170
Six Flags Entertainment Corp.	104	6,475
Vail Resorts, Inc.	47	10,420
Wendy’s Co. (The)	296	5,195
Wyndham Worldwide Corp.	104	11,901
Wynn Resorts Ltd.	68	12,401
Total Consumer Services		164,725
Diversified Financials—5.6%
Affiliated Managers Group, Inc.	68	12,891

	Shares	Value
AGNC Investment Corp.	444	$8,401
Ally Financial, Inc.	532	14,444
Annaly Capital Management, Inc.	920	9,596
BGC Partners, Inc., Class A	392	5,272
Cboe Global Markets, Inc.	121	13,806
Chimera Investment Corp.	308	5,362
Credit Acceptance Corp.[1,2]	17	5,617
E*TRADE Financial Corp.[2]	308	17,066
Eaton Vance Corp.	160	8,907
FactSet Research Systems, Inc.[1]	52	10,370
Federated Investors, Inc., Class B1	164	5,478
Interactive Brokers Group, Inc., Class A	116	7,800
Invesco Ltd.	348	11,139
Lazard Ltd., Class A	172	9,040
Legg Mason, Inc.	144	5,854
Leucadia National Corp.	368	8,365
LPL Financial Holdings, Inc.	148	9,038
MarketAxess Holdings, Inc.	46	10,002
MFA Financial, Inc.	660	4,970
Morningstar, Inc.	32	3,057
MSCI, Inc.	100	14,947
Nasdaq, Inc.	112	9,657
Navient Corp.	448	5,878
New Residential Investment Corp.	496	8,159
OneMain Holdings, Inc.[2]	92	2,754
Raymond James Financial, Inc.	132	11,802
Santander Consumer USA Holdings, Inc.	236	3,847
SEI Investments Co.	160	11,986
SLM Corp.[2]	664	7,443
Starwood Property Trust, Inc.	360	7,542
Two Harbors Investment Corp.	303	4,657
Voya Financial, Inc.	252	12,726
Total Diversified Financials		287,873
Energy—5.7%
Andeavor	131	13,173
Antero Resources Corp.[2]	308	6,114
Cabot Oil & Gas Corp.	472	11,319
Centennial Resource Development, Inc.,
Class A1,2	188	3,450
Cheniere Energy, Inc.[2]	192	10,262
Chesapeake Energy Corp.[1,2]	1,384	4,180
Cimarex Energy Co.	96	8,976
CNX Resources Corp.[2]	380	5,863
CONSOL Energy, Inc.[2]	47	1,362
Continental Resources, Inc.[2]	72	4,244
Diamondback Energy, Inc.[1,2]	108	13,664
Energen Corp.[2]	140	8,800
EQT Corp.	285	13,540
Extraction Oil & Gas, Inc.[1,2]	212	2,430
Gulfport Energy Corp.[1,2]	280	2,702
Helmerich & Payne, Inc.	148	9,851
HollyFrontier Corp.	276	13,485
Kosmos Energy Ltd.[1,2]	340	2,142
Laredo Petroleum, Inc.[2]	280	2,439
Marathon Oil Corp.	828	13,356
Murphy Oil Corp.	256	6,615
Nabors Industries Ltd.	488	3,411

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
National Oilwell Varco, Inc.	340	$12,515
Newfield Exploration Co.[2]	278	6,789
Noble Energy, Inc.	432	13,090
Oceaneering International, Inc.	176	3,263
ONEOK, Inc.	212	12,067
Parsley Energy, Inc., Class A2	292	8,465
Patterson-UTI Energy, Inc.	320	5,603
PBF Energy, Inc., Class A	196	6,644
QEP Resources, Inc.[2]	463	4,533
Range Resources Corp.[1]	324	4,711
RPC, Inc.[1]	92	1,659
RSP Permian, Inc.[2]	188	8,813
SM Energy Co.[1]	204	3,678
Southwestern Energy Co.[2]	860	3,724
Targa Resources Corp.	204	8,976
Transocean Ltd.[2]	644	6,376
Weatherford International PLC[1,2]	1,336	3,059
Whiting Petroleum Corp.[2]	158	5,347
World Fuel Services Corp.	120	2,946
WPX Energy, Inc.[2]	620	9,164
Total Energy		292,800
Food & Staples Retailing—0.4%
Casey’s General Stores, Inc.	60	6,586
Rite Aid Corp.[1,2]	1,728	2,903
Sprouts Farmers Market, Inc.[2]	224	5,257
US Foods Holding Corp.[2]	176	5,768
Walmart, Inc.	8	712
Total Food & Staples Retailing		21,226
Food, Beverage & Tobacco—1.6%
Blue Buffalo Pet Products, Inc.[2]	144	5,733
Brown-Forman Corp., Class A	32	1,706
Brown-Forman Corp., Class B	8	435
Bunge Ltd.	136	10,056
Flowers Foods, Inc.	284	6,208
Hain Celestial Group, Inc. (The)[2]	168	5,388
Ingredion, Inc.	84	10,829
Lamb Weston Holdings, Inc.	192	11,178
McCormick & Co., Inc.	104	11,065
Pilgrim’s Pride Corp.[2]	76	1,870
Pinnacle Foods, Inc.	148	8,007
Post Holdings, Inc.[2]	96	7,273
TreeHouse Foods, Inc.[2]	84	3,215
Total Food, Beverage & Tobacco		82,963
Health Care Equipment & Services—4.4%
ABIOMED, Inc.[2]	56	16,295
Acadia Healthcare Co., Inc.[1,2]	128	5,015
Align Technology, Inc.[2]	75	18,835
athenahealth, Inc.[2]	56	8,010
Brookdale Senior Living, Inc.[1,2]	324	2,174
Centene Corp.[2]	152	16,244
Cooper Cos., Inc. (The)	48	10,983
DaVita, Inc.[2]	136	8,968
DexCom, Inc.[1,2]	120	8,899
Envision Healthcare Corp.[1,2]	156	5,995
Hill-Rom Holdings, Inc.	96	8,352
Hologic, Inc.[2]	252	9,415
LifePoint Health, Inc.[2]	64	3,008
MEDNAX, Inc.[2]	136	7,566

	Shares	Value
Patterson Cos., Inc.	128	$2,845
Premier, Inc., Class A1,2	92	2,880
ResMed, Inc.	155	15,263
STERIS PLC	112	10,456
Teleflex, Inc.	51	13,004
Universal Health Services, Inc., Class B	94	11,130
Varian Medical Systems, Inc.[2]	104	12,756
Veeva Systems, Inc., Class A2	140	10,223
WellCare Health Plans, Inc.[2]	54	10,456
West Pharmaceutical Services, Inc.	92	8,123
Total Health Care Equipment & Services		226,895
Household & Personal Products—0.9%
Church & Dwight Co., Inc.	216	10,878
Coty, Inc., Class A	376	6,881
Edgewell Personal Care Co.[2]	92	4,491
Energizer Holdings, Inc.[1]	104	6,196
Herbalife Ltd.[1,2]	92	8,967
Nu Skin Enterprises, Inc., Class A	88	6,487
Spectrum Brands Holdings, Inc.[1]	28	2,904
Total Household & Personal Products		46,804
Insurance—4.6%
Alleghany Corp.	17	10,445
American Financial Group, Inc.	80	8,978
American National Insurance Co.	12	1,404
Arch Capital Group Ltd.[2]	96	8,217
Arthur J. Gallagher & Co.	184	12,646
Aspen Insurance Holdings Ltd.	100	4,485
Assurant, Inc.	80	7,313
Assured Guaranty Ltd.	180	6,516
Athene Holding Ltd., Class A2	64	3,060
Axis Capital Holdings Ltd.	120	6,908
Brown & Brown, Inc.	320	8,141
Cincinnati Financial Corp.	144	10,693
CNA Financial Corp.	24	1,184
Erie Indemnity Co., Class A	36	4,235
Everest Re Group Ltd.	45	11,557
First American Financial Corp.	160	9,389
FNF Group	248	9,925
Hanover Insurance Group, Inc. (The)	68	8,017
Markel Corp.[2]	12	14,043
Mercury General Corp.	48	2,202
Old Republic International Corp.	356	7,636
ProAssurance Corp.	88	4,272
Reinsurance Group of America, Inc.	76	11,704
RenaissanceRe Holdings Ltd.	56	7,757
Torchmark Corp.	130	10,942
Unum Group	236	11,236
Validus Holdings Ltd.	120	8,094
W.R. Berkley Corp.	112	8,142
White Mountains Insurance Group Ltd.	7	5,758
XL Group Ltd.	244	13,483
Total Insurance		238,382
Materials—6.5%
Albemarle Corp.	96	8,903
Alcoa Corp.[2]	256	11,510
AptarGroup, Inc.	88	7,905
Ardagh Group SA	36	672
Ashland Global Holdings, Inc.	106	7,398

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Avery Dennison Corp.	115	$12,219
Axalta Coating Systems Ltd[2]	264	7,970
Bemis Co., Inc.	144	6,267
Berry Global Group, Inc.[2]	160	8,769
Cabot Corp.	104	5,795
Celanese Corp., Series A	128	12,827
CF Industries Holdings, Inc.	316	11,923
Chemours Co. (The)	232	11,301
Crown Holdings, Inc.[2]	160	8,120
Domtar Corp.	112	4,764
Eagle Materials, Inc.	72	7,420
Eastman Chemical Co.	136	14,359
FMC Corp.	140	10,720
Graphic Packaging Holding Co.	488	7,491
Huntsman Corp.	284	8,307
International Flavors & Fragrances, Inc.	81	11,090
Mosaic Co. (The)	424	10,295
NewMarket Corp.	11	4,418
Olin Corp.	248	7,537
Owens-Illinois, Inc.[2]	264	5,718
Packaging Corp. of America	100	11,270
Platform Specialty Products Corp.[2]	364	3,505
Reliance Steel & Aluminum Co.	104	8,917
Royal Gold, Inc.	99	8,501
RPM International, Inc.	164	7,818
Scotts Miracle-Gro Co., (The)[1]	64	5,488
Sealed Air Corp.	224	9,585
Silgan Holdings, Inc.	124	3,453
Sonoco Products Co.	144	6,984
Southern Copper Corp.	32	1,734
Steel Dynamics, Inc.	276	12,205
Tahoe Resources, Inc.	410	1,923
United States Steel Corp.	284	9,994
Valvoline, Inc.	312	6,904
Westlake Chemical Corp.	44	4,891
WestRock Co.	214	13,732
WR Grace & Co.	100	6,123
Total Materials		336,725
Media—2.3%
AMC Networks, Inc., Class A1,2	92	4,756
Cable One, Inc.	8	5,497
Cinemark Holdings, Inc.	164	6,178
Discovery Communications, Inc., Class A1,2	177	3,793
Discovery Communications, Inc., Class C2	362	7,066
GCI Liberty, Inc., Class A2	124	6,555
Interpublic Group of Cos., Inc. (The)	416	9,581
John Wiley & Sons, Inc., Class A	80	5,096
Liberty Broadband Corp., Class A2	20	1,696
Liberty Broadband Corp., Class C2	76	6,512
Liberty Media Corp.-Liberty Formula One, Class A2	32	937
Liberty Media Corp.-Liberty Formula One, Class C1,2	136	4,196
Liberty Media Corp.-Liberty SiriusXM, Class A2	70	2,877
Liberty Media Corp.-Liberty SiriusXM, Class C2	162	6,618
Lions Gate Entertainment Corp., Class A	92	2,376
Lions Gate Entertainment Corp., Class B	168	4,045

	Shares	Value
Live Nation Entertainment, Inc.[2]	172	$7,248
Madison Square Garden Co. (The), Class A2	31	7,620
News Corp., Class A	464	7,331
News Corp., Class B	148	2,383
TEGNA, Inc.	360	4,100
Tribune Media Co., Class A	120	4,861
Viacom, Inc., Class A1	8	317
Viacom, Inc., Class B	280	8,697
Total Media		120,336
Pharmaceuticals, Biotechnology & Life Sciences—2.8%
ACADIA Pharmaceuticals, Inc.[1,2]	164	3,685
Agios Pharmaceuticals, Inc.[1,2]	76	6,215
Akorn, Inc.[2]	140	2,620
Alkermes PLC[1,2]	172	9,969
Alnylam Pharmaceuticals, Inc.[2]	104	12,386
Bio-Rad Laboratories, Inc., Class A2	30	7,502
Bio-Techne Corp.	57	8,609
Bruker Corp.	164	4,907
Charles River Laboratories International, Inc.[2]	72	7,685
Endo International PLC[2]	380	2,257
Exelixis, Inc.[2]	416	9,214
Intercept Pharmaceuticals, Inc.[1,2]	32	1,969
Intrexon Corp.[1,2]	96	1,472
Ionis Pharmaceuticals, Inc.[1,2]	176	7,758
Mallinckrodt PLC[1,2]	156	2,259
Neurocrine Biosciences, Inc.[1,2]	140	11,610
OPKO Health, Inc.[1,2]	548	1,737
PerkinElmer, Inc.	140	10,601
Perrigo Co. PLC	128	10,668
QIAGEN NV2	276	8,918
Seattle Genetics, Inc.[2]	108	5,653
TESARO Inc.[1,2]	44	2,514
United Therapeutics Corp.[2]	64	7,191
Total Pharmaceuticals, Biotechnology & Life Sciences		147,399
Real Estate—9.2%
Alexandria Real Estate Equities, Inc.	92	11,490
American Campus Communities, Inc.	180	6,952
American Homes 4 Rent, Class A	316	6,345
Apartment Investment & Management Co., Class A	204	8,313
Apple Hospitality REIT, Inc.	332	5,833
Brandywine Realty Trust	292	4,637
Brixmor Property Group, Inc.	478	7,289
Camden Property Trust	108	9,091
CBRE Group, Inc., Class A2	272	12,844
Colony NorthStar, Inc., Class A	652	3,664
Columbia Property Trust, Inc.	212	4,338
CoreCivic, Inc.	196	3,826
CoreSite Realty Corp.	56	5,615
Corporate Office Properties Trust	168	4,339
CubeSmart	276	7,783
CyrusOne, Inc.	128	6,555
DCT Industrial Trust, Inc.	140	7,888
DDR Corp.	524	3,841
Douglas Emmett, Inc.	204	7,499
Duke Realty Corp.	368	9,745
Empire State Realty Trust, Inc., Class A	212	3,559

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
EPR Properties	92	$5,097
Equity Commonwealth[2]	196	6,011
Equity LifeStyle Properties, Inc.	104	9,128
Extra Space Storage, Inc.	128	11,182
Federal Realty Investment Trust	86	9,985
Forest City Realty Trust, Inc., Class A	316	6,402
Gaming and Leisure Properties, Inc.	240	8,033
Healthcare Trust of America, Inc., Class A	272	7,194
Highwoods Properties, Inc.	148	6,485
Hospitality Properties Trust	297	7,526
Host Hotels & Resorts, Inc.	616	11,482
Howard Hughes Corp. (The)[2]	56	7,791
Hudson Pacific Properties, Inc.	232	7,547
Invitation Homes, Inc.	116	2,648
Iron Mountain, Inc.	288	9,464
Jones Lang LaSalle, Inc.	68	11,876
Kilroy Realty Corp.	124	8,799
Kimco Realty Corp.	516	7,430
Lamar Advertising Co., Class A	116	7,385
Liberty Property Trust	204	8,105
Life Storage, Inc.	76	6,348
Macerich Co. (The)	164	9,187
Medical Properties Trust, Inc.	548	7,124
Mid-America Apartment Communities, Inc.	108	9,854
National Retail Properties, Inc.	208	8,166
Omega Healthcare Investors, Inc.[1]	264	7,139
Outfront Media, Inc.	232	4,348
Paramount Group, Inc.	328	4,671
Park Hotels & Resorts, Inc.	184	4,972
Piedmont Office Realty Trust, Inc., Class A	248	4,362
Rayonier, Inc.	212	7,458
Realogy Holdings Corp.	212	5,783
Regency Centers Corp.	152	8,965
Retail Properties of America, Inc., Class A	408	4,757
Senior Housing Properties Trust	348	5,450
SL Green Realty Corp.	108	10,458
Spirit Realty Capital, Inc.	800	6,208
STORE Capital Corp.	280	6,950
Sun Communities, Inc.	92	8,406
Tanger Factory Outlet Centers, Inc.[1]	164	3,608
Taubman Centers, Inc.	96	5,463
UDR, Inc.	272	9,689
Uniti Group, Inc.	256	4,160
VEREIT, Inc.	1,168	8,129
Weingarten Realty Investors	192	5,391
WP Carey, Inc.	136	8,431
Total Real Estate		476,493
Retailing—4.0%
Advance Auto Parts, Inc.	76	9,010
AutoNation, Inc.[2]	104	4,865
Bed Bath & Beyond, Inc.	208	4,366
Burlington Stores, Inc.[2]	88	11,717
CarMax, Inc.[1,2]	172	10,654
Dick’s Sporting Goods, Inc.[1]	140	4,907
Floor & Decor Holdings, Inc., Class A1,2	16	834
Foot Locker, Inc.	160	7,286
GameStop Corp., Class A1	180	2,272

	Shares	Value
Gap, Inc. (The)	268	$8,362
Genuine Parts Co.	120	10,781
Kohl’s Corp.	228	14,936
Liberty Expedia Holdings, Inc., Class A2	92	3,614
Liberty Interactive Corp. QVC Group, Class A2	436	10,974
LKQ Corp.[2]	328	12,448
Macy’s, Inc.	388	11,539
Michaels Cos., Inc. (The)[2]	188	3,705
Murphy USA, Inc.[2]	60	4,368
Nordstrom, Inc.	152	7,358
Penske Automotive Group, Inc.	60	2,660
Pool Corp.	60	8,773
Sally Beauty Holdings, Inc.[1,2]	244	4,014
Signet Jewelers Ltd.	116	4,468
Tiffany & Co.	108	10,547
Tractor Supply Co.	164	10,335
TripAdvisor, Inc.[1,2]	164	6,706
Urban Outfitters, Inc.[2]	156	5,766
Wayfair, Inc., Class A1,2	64	4,322
Williams-Sonoma, Inc.[1]	136	7,175
Total Retailing		208,762
Semiconductors & Semiconductor Equipment—2.1%
Advanced Micro Devices, Inc.[1,2]	828	8,322
Cavium, Inc.[2]	103	8,176
Cypress Semiconductor Corp.	504	8,548
First Solar, Inc.[2]	132	9,369
Marvell Technology Group Ltd.	460	9,660
Maxim Integrated Products, Inc.	236	14,212
Microsemi Corp.[2]	164	10,614
ON Semiconductor Corp.[2]	556	13,600
Qorvo, Inc.[2]	132	9,299
Teradyne, Inc.	256	11,702
Versum Materials, Inc.	180	6,773
Total Semiconductors & Semiconductor Equipment		110,275
Software & Services—10.6%
Akamai Technologies, Inc.[2]	200	14,196
Alliance Data Systems Corp.	44	9,366
Amdocs Ltd.	156	10,408
ANSYS, Inc.[2]	84	13,162
Atlassian Corp. PLC, Class A2	124	6,686
Black Knight, Inc.[2]	124	5,840
Booz Allen Hamilton Holding Corp.	204	7,899
Broadridge Financial Solutions, Inc.	132	14,479
CA, Inc.	268	9,085
Cadence Design Systems, Inc.[2]	292	10,737
CDK Global, Inc.	152	9,628
Citrix Systems, Inc.[2]	141	13,085
Conduent, Inc.[2]	316	5,890
CoreLogic, Inc.[2]	136	6,151
CSRA, Inc.	240	9,895
DST Systems, Inc.	100	8,365
Euronet Worldwide, Inc.[2]	76	5,998
FireEye, Inc.[2]	304	5,147
First Data Corp., Class A2	496	7,936
FleetCor Technologies, Inc.[2]	78	15,795
Fortinet, Inc.[2]	192	10,287

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Gartner, Inc.[2]	86	$10,115
Genpact Ltd.	196	6,270
Global Payments, Inc.	124	13,829
GoDaddy, Inc., Class A2	124	7,616
Guidewire Software, Inc.[2]	112	9,053
IAC/InterActiveCorp[2]	88	13,761
Jack Henry & Associates, Inc.	92	11,127
Leidos Holdings, Inc.	180	11,772
LogMeIn, Inc.	72	8,320
Manhattan Associates, Inc.[2]	116	4,858
Match Group, Inc.[1,2]	68	3,022
Nuance Communications, Inc.[2]	416	6,552
Pandora Media, Inc.[1,2]	408	2,052
PTC, Inc.[2]	152	11,858
Sabre Corp.	284	6,092
Splunk, Inc.[2]	160	15,742
Square, Inc., Class A1,2	324	15,941
SS&C Technologies Holdings, Inc.	212	11,372
Synopsys, Inc.[2]	144	11,987
Tableau Software, Inc., Class A1,2	96	7,759
Take-Two Interactive Software, Inc.[2]	120	11,734
Teradata Corp.[2]	212	8,410
Total System Services, Inc.	180	15,527
Twitter, Inc.[2]	564	16,362
Tyler Technologies, Inc.[2]	46	9,704
Ultimate Software Group, Inc. (The)[2]	39	9,504
VeriSign, Inc.[2]	96	11,382
VMware Inc, Class A2	72	8,731
Western Union Co. (The)	528	10,153
WEX, Inc.[2]	66	10,337
Workday, Inc., Class A1,2	112	14,236
Worldpay, Inc., Class A2	168	13,816
Zillow Group, Inc., Class A1,2	92	4,968
Zillow Group, Inc., Class C2	152	8,178
Zynga, Inc., Class A2	1,316	4,817
Total Software & Services		546,992
Technology Hardware & Equipment—4.7%
Arista Networks, Inc.[2]	53	13,531
ARRIS International PLC[2]	260	6,908
Arrow Electronics, Inc.[2]	116	8,934
Avnet, Inc.	192	8,018
CDW Corp.	168	11,812
Cognex Corp.	200	10,398
Coherent, Inc.[2]	33	6,184
CommScope Holding Co., Inc.[2]	244	9,753
Dolby Laboratories, Inc., Class A	96	6,102
EchoStar Corp., Class A2	80	4,222
F5 Networks, Inc.[2]	76	10,990
FLIR Systems, Inc.	200	10,002
IPG Photonics Corp.[2]	48	11,202
Jabil, Inc.	256	7,355
Juniper Networks, Inc.	360	8,759
Keysight Technologies, Inc.[2]	236	12,364
Motorola Solutions, Inc.	136	14,321
National Instruments Corp.	160	8,091
NCR Corp.[2]	184	5,800
NetApp, Inc.	268	16,533

	Shares	Value
Palo Alto Networks, Inc.[2]	88	$15,974
Trimble, Inc.[2]	280	10,046
Universal Display Corp.	60	6,060
Xerox Corp.	292	8,404
Zebra Technologies Corp., Class A2	76	10,578
Total Technology Hardware & Equipment		242,341
Telecommunication Services—0.4%
CenturyLink, Inc.	444	7,295
Sprint Corp.[1,2]	188	917
Telephone & Data Systems, Inc.	164	4,597
United States Cellular Corp.[2]	24	965
Zayo Group Holdings, Inc.[2]	224	7,652
Total Telecommunication Services		21,426
Transportation—2.6%
Alaska Air Group, Inc.	120	7,435
AMERCO	6	2,071
C.H. Robinson Worldwide, Inc.	152	14,244
Copa Holdings SA, Class A	52	6,689
Expeditors International of Washington, Inc.	192	12,154
Genesee & Wyoming, Inc., Class A2	96	6,796
JB Hunt Transport Services, Inc.	96	11,246
JetBlue Airways Corp.[2]	416	8,453
Kansas City Southern	118	12,962
Kirby Corp.[2]	88	6,772
Landstar System, Inc.	68	7,456
Macquarie Infrastructure Corp.	104	3,841
Old Dominion Freight Line, Inc.	76	11,170
Ryder System, Inc.	88	6,405
Spirit Airlines, Inc.[1,2]	112	4,231
XPO Logistics, Inc.[1,2]	152	15,475
Total Transportation		137,400
Utilities—4.0%
AES Corp.	808	9,187
Alliant Energy Corp.	248	10,133
Ameren Corp.	200	11,326
American Water Works Co., Inc.	144	11,827
Aqua America, Inc.	248	8,447
Atmos Energy Corp.	116	9,772
Avangrid, Inc.	44	2,249
CenterPoint Energy, Inc.	388	10,631
CMS Energy Corp.	236	10,689
FirstEnergy Corp.	384	13,060
Great Plains Energy, Inc.	331	10,523
Hawaiian Electric Industries, Inc.	176	6,051
MDU Resources Group, Inc.	284	7,997
National Fuel Gas Co.	120	6,174
NiSource, Inc.	376	8,990
NRG Energy, Inc.	444	13,555
OGE Energy Corp.	256	8,389
Pinnacle West Capital Corp.	126	10,055
SCANA Corp.	140	5,257
UGI Corp.	196	8,706
Vectren Corp.	124	7,926
Vistra Energy Corp.[2]	328	6,832
Westar Energy, Inc.	176	9,256
Total Utilities		207,032
Total Common Stocks
(Cost $5,008,160)		5,162,992

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $7,713)	7,713	$7,713

Investment of Cash Collateral for Securities Loaned—3.0%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $151,907)	151,907	151,907
Total Investments—102.8%
(Cost $5,167,780)		5,322,612
Liabilities in Excess of Other Assets—(2.8)%		(144,671)
Net Assets—100.0%		$5,177,941

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $443,931; total value of the collateral held by the Fund was $454,211. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $302,304.

2.	Non-income producing security.

3.	Rate shown represents annualized 7-day yield as of March 31, 2018.

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—0.5%
Aptiv PLC	104	$8,837
BorgWarner, Inc.	72	3,617
Delphi Technologies PLC	34	1,620
Gentex Corp.	120	2,762
Harley-Davidson, Inc.[1]	32	1,372
Lear Corp.	28	5,211
Thor Industries, Inc.	12	1,382
Visteon Corp.[2]	4	441
Total Automobiles & Components		25,242
Banks—0.1%
Associated Banc-Corp.	12	298
Bank of Hawaii Corp.	4	333
BankUnited, Inc.	12	480
F.N.B. Corp.	32	430
First Horizon National Corp.	24	452
Popular, Inc.	8	333
Prosperity Bancshares, Inc.	8	581
TCF Financial Corp.	16	365
Webster Financial Corp.	8	443
Total Banks		3,715
Capital Goods—8.5%
3M Co.	232	50,929
A.O. Smith Corp.	60	3,815
Acuity Brands, Inc.	16	2,227
AECOM[2]	24	855
AGCO Corp.	8	519
Air Lease Corp.	12	511
Allegion PLC	28	2,388
Allison Transmission Holdings, Inc.	28	1,094
AMETEK, Inc.	56	4,254
Arconic, Inc.	116	2,673
Armstrong World Industries, Inc.[1,2]	8	450
Boeing Co. (The)	241	79,019
BWX Technologies, Inc.	32	2,033
Carlisle Cos., Inc.	24	2,506
Colfax Corp.[2]	16	510
Crane Co.	12	1,113
Cummins, Inc.	64	10,374
Donaldson Co., Inc.	44	1,982
Eaton Corp. PLC	104	8,311
Fastenal Co.[1]	124	6,769
Fortive Corp.	124	9,613
Fortune Brands Home & Security, Inc.	52	3,062
General Dynamics Corp.	80	17,672
Graco, Inc.	72	3,292
Harris Corp.	32	5,161
HEICO Corp.	10	868
HEICO Corp., Class A	15	1,064
Hexcel Corp.	32	2,067
Honeywell International, Inc.	204	29,480
Hubbell, Inc.	16	1,948
Huntington Ingalls Industries, Inc.	16	4,124
IDEX Corp.	16	2,280
Illinois Tool Works, Inc.	100	15,666
Ingersoll-Rand PLC	64	5,473
ITT, Inc.	36	1,763
Jacobs Engineering Group, Inc.	48	2,839

	Shares	Value
L3 Technologies, Inc.	20	$4,160
Lennox International, Inc.	16	3,270
Lincoln Electric Holdings, Inc.	16	1,439
Lockheed Martin Corp.	93	31,428
Masco Corp.	88	3,559
Middleby Corp. (The)[1,2]	20	2,476
MSC Industrial Direct Co., Inc., Class A	20	1,834
Nordson Corp.	16	2,181
Northrop Grumman Corp.	48	16,758
Orbital ATK, Inc.	16	2,122
Oshkosh Corp.	28	2,164
Owens Corning	28	2,251
Parker-Hannifin Corp.	36	6,157
Quanta Services, Inc.[2]	56	1,924
Raytheon Co.	100	21,582
Regal Beloit Corp.	8	587
Rockwell Automation, Inc.	40	6,968
Rockwell Collins, Inc.	40	5,394
Snap-on, Inc.[1]	20	2,951
Spirit AeroSystems Holdings, Inc., Class A	48	4,018
Stanley Black & Decker, Inc.	40	6,128
Teledyne Technologies, Inc.[2]	8	1,497
Timken Co. (The)	20	912
Toro Co. (The)	48	2,998
Trinity Industries, Inc.	16	522
United Rentals, Inc.[2]	16	2,764
Univar, Inc.[2]	12	333
USG Corp.[2]	20	808
Valmont Industries, Inc.	4	585
W.W. Grainger, Inc.[1]	20	5,645
WABCO Holdings, Inc.[2]	16	2,142
Watsco, Inc.	12	2,172
Welbilt, Inc.[1,2]	40	778
WESCO International, Inc.[2]	8	496
Total Capital Goods		439,707
Commercial & Professional Services—0.9%
Cintas Corp.	32	5,459
Copart, Inc.[2]	80	4,074
CoStar Group, Inc.[2]	10	3,627
Dun & Bradstreet Corp. (The)	8	936
Equifax, Inc.	64	7,540
KAR Auction Services, Inc.	24	1,301
ManpowerGroup, Inc.	24	2,762
Pitney Bowes, Inc.	28	305
Robert Half International, Inc.	56	3,242
Rollins, Inc.[1]	44	2,245
Stericycle, Inc.[1,2]	16	936
Verisk Analytics, Inc.[2]	44	4,576
Waste Management, Inc.	108	9,085
Total Commercial & Professional Services		46,088
Consumer Durables & Apparel—1.8%
Brunswick Corp.	36	2,138
Carter’s, Inc.	20	2,082
Garmin Ltd.	52	3,064
Hasbro, Inc.	40	3,372
Leggett & Platt, Inc.	44	1,952
Lululemon Athletica, Inc.[1,2]	44	3,921
Mattel, Inc.[1]	76	1,000

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Michael Kors Holdings Ltd.[2]	68	$4,222
Mohawk Industries, Inc.[2]	20	4,644
NIKE, Inc., Class B	592	39,333
NVR, Inc.[2]	1	2,800
PVH Corp.	16	2,423
Ralph Lauren Corp.	24	2,683
Skechers U.S.A., Inc., Class A2	56	2,178
Tapestry, Inc.	108	5,682
Tempur Sealy International, Inc.[1,2]	8	362
Tupperware Brands Corp.	16	774
Under Armour, Inc., Class A1,2	32	523
Under Armour, Inc., Class C1,2	32	459
VF Corp.	128	9,487
Whirlpool Corp.	13	1,991
Total Consumer Durables & Apparel		95,090
Consumer Services—2.8%
Bright Horizons Family Solutions, Inc.[2]	8	798
Carnival Corp.	140	9,181
Chipotle Mexican Grill, Inc.[1,2]	11	3,554
Choice Hotels International, Inc.	8	641
Darden Restaurants, Inc.	56	4,774
Domino’s Pizza, Inc.	20	4,671
Dunkin’ Brands Group, Inc.[1]	16	955
Extended Stay America, Inc.	28	554
H&R Block, Inc.	92	2,338
Hyatt Hotels Corp., Class A	8	610
International Game Technology PLC	16	428
Las Vegas Sands Corp.	116	8,340
McDonald’s Corp.	304	47,540
Six Flags Entertainment Corp.[1]	20	1,245
Starbucks Corp.	628	36,355
Vail Resorts, Inc.	16	3,547
Wendy’s Co. (The)	20	351
Wyndham Worldwide Corp.	24	2,746
Yum China Holdings, Inc.	136	5,644
Yum! Brands, Inc.	116	9,875
Total Consumer Services		144,147
Diversified Financials—2.1%
Affiliated Managers Group, Inc.	24	4,550
BGC Partners, Inc., Class A	48	646
Cboe Global Markets, Inc.	64	7,302
Chimera Investment Corp.	44	766
Credit Acceptance Corp.[1,2]	6	1,982
Eaton Vance Corp.	64	3,563
FactSet Research Systems, Inc.[1]	16	3,191
Federated Investors, Inc., Class B1	56	1,870
Franklin Resources, Inc.	188	6,520
Lazard Ltd., Class A	68	3,574
Legg Mason, Inc.	16	650
LPL Financial Holdings, Inc.	24	1,466
MarketAxess Holdings, Inc.	20	4,349
MFA Financial, Inc.	72	542
Moody’s Corp.	60	9,678
Morningstar, Inc.	8	764
MSCI, Inc.	48	7,175
Navient Corp.	24	315
New Residential Investment Corp.	68	1,119
S&P Global, Inc.	149	28,468

	Shares	Value
Santander Consumer USA Holdings, Inc.	24	$391
SEI Investments Co.	80	5,993
T. Rowe Price Group, Inc.	136	14,684
Two Harbors Investment Corp.	28	430
Total Diversified Financials		109,988
Energy—2.1%
Antero Resources Corp.[2]	36	715
Baker Hughes a GE Co.	172	4,776
Centennial Resource Development, Inc., Class A1,2	16	294
Chesapeake Energy Corp.[1,2]	68	205
Cimarex Energy Co.	20	1,870
CNX Resources Corp.[2]	32	494
CONSOL Energy, Inc.[2]	4	116
Continental Resources, Inc.[2]	12	707
Energen Corp.[2]	28	1,760
Exxon Mobil Corp.	1,129	84,235
Gulfport Energy Corp.[1,2]	28	270
Helmerich & Payne, Inc.	40	2,662
HollyFrontier Corp.	12	586
Murphy Oil Corp.	28	724
Newfield Exploration Co.[2]	40	977
Oceaneering International, Inc.	20	371
ONEOK, Inc.	48	2,732
Patterson-UTI Energy, Inc.	36	630
PBF Energy, Inc., Class A	16	542
QEP Resources, Inc.[2]	24	235
RPC, Inc.[1]	16	289
Southwestern Energy Co.[2]	88	381
Targa Resources Corp.	44	1,936
Transocean Ltd.[2]	52	515
WPX Energy, Inc.[2]	36	532
Total Energy		108,554
Food & Staples Retailing—2.7%
Casey’s General Stores, Inc.	4	439
Costco Wholesale Corp.	149	28,076
CVS Health Corp.	380	23,640
Rite Aid Corp.[1,2]	160	269
Sprouts Farmers Market, Inc.[2]	60	1,408
Sysco Corp.	192	11,513
US Foods Holding Corp.[2]	16	524
Walgreens Boots Alliance, Inc.	344	22,522
Walmart, Inc.	556	49,467
Total Food & Staples Retailing		137,858
Food, Beverage & Tobacco—2.0%
Blue Buffalo Pet Products, Inc.[2]	16	637
Brown-Forman Corp., Class A	20	1,067
Brown-Forman Corp., Class B	95	5,168
Campbell Soup Co.	48	2,079
Dr Pepper Snapple Group, Inc.	48	5,682
Flowers Foods, Inc.	56	1,224
General Mills, Inc.	140	6,308
Hain Celestial Group, Inc. (The)[2]	24	770
Hershey Co. (The)	44	4,354
Hormel Foods Corp.[1]	116	3,981
J.M. Smucker Co. (The)	32	3,968
Lamb Weston Holdings, Inc.	64	3,726
McCormick & Co., Inc.	36	3,830
Monster Beverage Corp.[2]	184	10,527

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Philip Morris International, Inc.	488	$48,507
Pilgrim’s Pride Corp.[2]	24	591
Post Holdings, Inc.[2]	12	909
TreeHouse Foods, Inc.[2]	4	153
Total Food, Beverage & Tobacco		103,481
Health Care Equipment & Services—5.7%
Abbott Laboratories	520	31,158
ABIOMED, Inc.[2]	16	4,656
Acadia Healthcare Co., Inc.[1,2]	8	313
Align Technology, Inc.[2]	36	9,041
athenahealth, Inc.[2]	8	1,144
Baxter International, Inc.	224	14,569
Becton Dickinson and Co.	67	14,519
Brookdale Senior Living, Inc.[1,2]	24	161
Cardinal Health, Inc.	108	6,769
Cerner Corp.[2]	116	6,728
Cigna Corp.	92	15,432
Cooper Cos., Inc. (The)	16	3,661
DaVita, Inc.[2]	32	2,110
DexCom, Inc.[1,2]	16	1,187
Edwards Lifesciences Corp.[2]	92	12,836
Express Scripts Holding Co.[2]	168	11,605
HCA Healthcare, Inc.	68	6,596
Henry Schein, Inc.[1,2]	56	3,764
Hill-Rom Holdings, Inc.	16	1,392
Hologic, Inc.[2]	64	2,391
IDEXX Laboratories, Inc.[2]	32	6,124
Intuitive Surgical, Inc.[2]	40	16,513
LifePoint Health, Inc.[2]	8	376
McKesson Corp.	53	7,466
MEDNAX, Inc.[2]	16	890
Medtronic PLC	304	24,387
Patterson Cos., Inc.	20	445
Quest Diagnostics, Inc.	36	3,611
ResMed, Inc.	32	3,151
STERIS PLC	24	2,241
Teleflex, Inc.	12	3,060
UnitedHealth Group, Inc.	303	64,842
Universal Health Services, Inc., Class B	20	2,368
Varian Medical Systems, Inc.[2]	32	3,925
Veeva Systems, Inc., Class A2	40	2,921
West Pharmaceutical Services, Inc.	32	2,825
Total Health Care Equipment & Services		295,177
Household & Personal Products—2.4%
Church & Dwight Co., Inc.	84	4,230
Clorox Co. (The)	32	4,260
Colgate-Palmolive Co.	324	23,224
Edgewell Personal Care Co.[2]	8	391
Energizer Holdings, Inc.[1]	4	238
Estee Lauder Cos., Inc., (The), Class A	84	12,577
Kimberly-Clark Corp.	124	13,656
Nu Skin Enterprises, Inc., Class A	20	1,474
Procter & Gamble Co. (The)	776	61,521
Spectrum Brands Holdings, Inc.[1]	4	415
Total Household & Personal Products		121,986
Insurance—1.2%
Aon PLC	96	13,472
Arthur J. Gallagher & Co.	48	3,299
Aspen Insurance Holdings Ltd.	8	359

	Shares	Value
Assured Guaranty Ltd.	52	$1,882
Axis Capital Holdings Ltd.	16	921
Brown & Brown, Inc.	80	2,035
Erie Indemnity Co., Class A	16	1,882
Everest Re Group Ltd.	12	3,082
First American Financial Corp.	32	1,878
FNF Group	84	3,362
Hanover Insurance Group, Inc. (The)	4	471
Marsh & McLennan Cos., Inc.	288	23,786
Old Republic International Corp.	48	1,030
ProAssurance Corp.	12	583
RenaissanceRe Holdings Ltd.	12	1,662
Validus Holdings Ltd.	20	1,349
Total Insurance		61,053
Materials—2.8%
Air Products & Chemicals, Inc.	67	10,655
Albemarle Corp.	40	3,710
AptarGroup, Inc.	12	1,078
Ashland Global Holdings, Inc.	8	558
Avery Dennison Corp.	24	2,550
Axalta Coating Systems Ltd[2]	48	1,449
Bemis Co., Inc.	16	696
Cabot Corp.	16	891
Celanese Corp., Series A	36	3,608
Chemours Co. (The)	40	1,948
Domtar Corp.	16	681
Eagle Materials, Inc.	12	1,237
Ecolab, Inc.	68	9,321
FMC Corp.	28	2,144
Freeport-McMoRan, Inc.[2]	316	5,552
Graphic Packaging Holding Co.	64	982
Huntsman Corp.	48	1,404
International Flavors & Fragrances, Inc.	24	3,286
LyondellBasell Industries NV, Class A	112	11,836
Martin Marietta Materials, Inc.	16	3,317
Monsanto Co.	108	12,603
Newmont Mining Corp.	172	6,720
Nucor Corp.	72	4,398
Olin Corp.	52	1,580
Owens-Illinois, Inc.[2]	28	606
Packaging Corp. of America	20	2,254
Platform Specialty Products Corp.[2]	36	347
PPG Industries, Inc.	72	8,035
Praxair, Inc.	69	9,957
Reliance Steel & Aluminum Co.	12	1,029
RPM International, Inc.	36	1,716
Scotts Miracle-Gro Co., (The)[1]	8	686
Sherwin-Williams Co. (The)	26	10,195
Silgan Holdings, Inc.	16	446
Sonoco Products Co.	28	1,358
Southern Copper Corp.	16	867
Steel Dynamics, Inc.	60	2,653
Tahoe Resources, Inc.	88	413
United States Steel Corp.	24	845
Valvoline, Inc.	36	797
Vulcan Materials Co.	32	3,653
WestRock Co.	76	4,877
Total Materials		142,938

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Media—2.6%
AMC Networks, Inc., Class A1,2	12	$620
CBS Corp., Class B	80	4,111
Cinemark Holdings, Inc.	20	753
Comcast Corp., Class A	1,084	37,040
Discovery Communications, Inc., Class A1,2	32	686
Discovery Communications, Inc., Class C2	73	1,425
GCI Liberty, Inc., Class A2	48	2,537
Interpublic Group of Cos., Inc. (The)	88	2,027
John Wiley & Sons, Inc., Class A	12	764
Liberty Broadband Corp., Class A2	16	1,357
Liberty Broadband Corp., Class C2	60	5,141
Liberty Media Corp.-Liberty Formula One, Class A2	8	234
Liberty Media Corp.-Liberty Formula One, Class C1,2	32	987
Liberty Media Corp.-Liberty SiriusXM, Class A2	20	822
Liberty Media Corp.-Liberty SiriusXM, Class C2	36	1,471
Live Nation Entertainment, Inc.[2]	28	1,180
Madison Square Garden Co. (The), Class A2	2	492
News Corp., Class A	140	2,212
News Corp., Class B	44	708
Omnicom Group, Inc.	64	4,651
Sirius XM Holdings, Inc.[1]	536	3,345
TEGNA, Inc.	40	456
Tribune Media Co., Class A	8	324
Walt Disney Co. (The)	608	61,068
Total Media		134,411
Pharmaceuticals, Biotechnology & Life Sciences—9.9%
ACADIA Pharmaceuticals, Inc.[1,2]	12	270
Agilent Technologies, Inc.	128	8,563
Agios Pharmaceuticals, Inc.[1,2]	16	1,309
Akorn, Inc.[2]	16	299
Alexion Pharmaceuticals, Inc.[2]	52	5,796
Amgen, Inc.	188	32,050
Biogen, Inc.[2]	80	21,906
Bio-Rad Laboratories, Inc., Class A2	4	1,000
Bio-Techne Corp.	16	2,417
Bristol-Myers Squibb Co.	613	38,772
Bruker Corp.	24	718
Celgene Corp.[2]	223	19,894
Charles River Laboratories International, Inc.[2]	8	854
Eli Lilly & Co.	320	24,758
Endo International PLC[2]	28	166
Exelixis, Inc.[2]	64	1,418
Gilead Sciences, Inc.	507	38,223
Illumina, Inc.[2]	48	11,348
Incyte Corp.[2]	40	3,333
Johnson & Johnson	1,153	147,757
Mallinckrodt PLC[1,2]	20	290
Merck & Co., Inc.	820	44,665
Mettler-Toledo International, Inc.[2]	10	5,750
Neurocrine Biosciences, Inc.[1,2]	36	2,985
OPKO Health, Inc.[1,2]	104	330
PerkinElmer, Inc.	24	1,817
Pfizer, Inc.	1,658	58,842
QIAGEN NV2	48	1,551
Regeneron Pharmaceuticals, Inc.[2]	32	11,020
Seattle Genetics, Inc.[2]	36	1,884

	Shares	Value
United Therapeutics Corp.[2]	20	$2,247
Vertex Pharmaceuticals, Inc.[2]	72	11,735
Waters Corp.[2]	20	3,973
Total Pharmaceuticals, Biotechnology & Life Sciences		507,940
Real Estate—2.9%
American Homes 4 Rent, Class A	16	321
Apple Hospitality REIT, Inc.	48	843
AvalonBay Communities, Inc.	56	9,210
Brandywine Realty Trust	16	254
Camden Property Trust	40	3,367
CBRE Group, Inc., Class A2	108	5,100
Colony NorthStar, Inc., Class A	236	1,326
Columbia Property Trust, Inc.	16	327
CoreCivic, Inc.	52	1,015
CoreSite Realty Corp.	12	1,203
Corporate Office Properties Trust	8	207
CubeSmart	36	1,015
Duke Realty Corp.	112	2,966
Empire State Realty Trust, Inc., Class A	16	269
EPR Properties	20	1,108
Equity Commonwealth[2]	40	1,227
Equity LifeStyle Properties, Inc.	28	2,458
Equity Residential	208	12,817
Extra Space Storage, Inc.	48	4,193
Federal Realty Investment Trust	20	2,322
Gaming and Leisure Properties, Inc.	80	2,678
GGP, Inc.	236	4,829
Hospitality Properties Trust	40	1,014
Host Hotels & Resorts, Inc.	320	5,965
Howard Hughes Corp. (The)[2]	8	1,113
JBG SMITH Properties	28	944
Jones Lang LaSalle, Inc.	16	2,794
Kilroy Realty Corp.	32	2,271
Lamar Advertising Co., Class A	44	2,801
Liberty Property Trust	56	2,225
Life Storage, Inc.	8	668
Macerich Co. (The)	48	2,689
Medical Properties Trust, Inc.	96	1,248
National Retail Properties, Inc.	36	1,413
Omega Healthcare Investors, Inc.[1]	60	1,622
Outfront Media, Inc.	24	450
Park Hotels & Resorts, Inc.	16	432
Piedmont Office Realty Trust, Inc., Class A	24	422
Prologis, Inc.	148	9,322
Public Storage	84	16,833
Rayonier, Inc.	68	2,392
Realogy Holdings Corp.	28	764
Regency Centers Corp.	40	2,359
Retail Properties of America, Inc., Class A	60	700
Simon Property Group, Inc.	127	19,602
Spirit Realty Capital, Inc.	40	310
STORE Capital Corp.	32	794
Tanger Factory Outlet Centers, Inc.[1]	48	1,056
Taubman Centers, Inc.	16	911
Uniti Group, Inc.	12	195
Vornado Realty Trust	52	3,500
Weingarten Realty Investors	48	1,348
Total Real Estate		147,212

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Retailing—9.8%
Advance Auto Parts, Inc.	16	$1,897
Amazon.com, Inc.[2]	142	205,522
AutoNation, Inc.[2]	8	374
AutoZone, Inc.[2]	9	5,838
Bed Bath & Beyond, Inc.	48	1,008
Best Buy Co., Inc.[1]	100	6,999
Booking Holdings, Inc.[2]	17	35,367
Burlington Stores, Inc.[2]	28	3,728
Dick’s Sporting Goods, Inc.[1]	36	1,262
Dollar General Corp.	104	9,729
Dollar Tree, Inc.[2]	84	7,972
Expedia Group, Inc.[1]	40	4,416
Foot Locker, Inc.	56	2,550
GameStop Corp., Class A1	16	202
Gap, Inc. (The)	104	3,245
Genuine Parts Co.	56	5,031
Home Depot, Inc. (The)	503	89,655
Kohl’s Corp.	52	3,407
L Brands, Inc.	84	3,210
Liberty Interactive Corp. QVC Group, Class A2	100	2,517
Lowe’s Cos., Inc.	263	23,078
Macy’s, Inc.	43	1,279
Michaels Cos., Inc. (The)[2]	32	631
Murphy USA, Inc.[2]	8	582
Nordstrom, Inc.	40	1,936
O’Reilly Automotive, Inc.[2]	37	9,153
Pool Corp.	16	2,340
Ross Stores, Inc.	166	12,945
Sally Beauty Holdings, Inc.[1,2]	32	526
Signet Jewelers Ltd.	24	924
Target Corp.	188	13,053
Tiffany & Co.	40	3,906
TJX Cos., Inc. (The)	284	23,163
Tractor Supply Co.	56	3,529
TripAdvisor, Inc.[1,2]	44	1,799
Ulta Beauty, Inc.[2]	25	5,107
Urban Outfitters, Inc.[2]	36	1,331
Wayfair, Inc., Class A1,2	16	1,080
Williams-Sonoma, Inc.[1]	36	1,899
Total Retailing		502,190
Semiconductors & Semiconductor Equipment—5.2%
Analog Devices, Inc.	120	10,936
Applied Materials, Inc.	404	22,466
First Solar, Inc.[2]	32	2,271
Intel Corp.	1,410	73,433
KLA-Tencor Corp.	40	4,360
Lam Research Corp.	48	9,752
Maxim Integrated Products, Inc.	96	5,781
NVIDIA Corp.	209	48,402
Qorvo, Inc.[2]	44	3,100
QUALCOMM, Inc.	412	22,829
Skyworks Solutions, Inc.	80	8,021
Teradyne, Inc.	76	3,474
Texas Instruments, Inc.	432	44,880
Versum Materials, Inc.	44	1,656
Xilinx, Inc.	100	7,224
Total Semiconductors & Semiconductor Equipment		268,585

	Shares	Value
Software & Services—22.0%
Accenture PLC, Class A	272	$41,752
Activision Blizzard, Inc.	240	16,190
Adobe Systems, Inc.[2]	201	43,432
Akamai Technologies, Inc.[2]	62	4,401
Alphabet, Inc., Class A2	112	116,160
Alphabet, Inc., Class C2	113	116,592
Amdocs Ltd.	56	3,736
ANSYS, Inc.[2]	36	5,641
Automatic Data Processing, Inc.	176	19,972
Broadridge Financial Solutions, Inc.	36	3,949
Cadence Design Systems, Inc.[2]	124	4,559
CDK Global, Inc.	36	2,280
Citrix Systems, Inc.[2]	48	4,454
Cognizant Technology Solutions Corp., Class A	216	17,388
Conduent, Inc.[2]	36	671
CoreLogic, Inc.[2]	20	905
CSRA, Inc.	28	1,154
Dell Technologies, Inc., Class V2	48	3,514
DST Systems, Inc.	4	335
eBay, Inc.[2]	292	11,750
Electronic Arts, Inc.[2]	124	15,034
Facebook, Inc., Class A2	896	143,172
Fiserv, Inc.[2]	120	8,557
Fortinet, Inc.[2]	60	3,215
Gartner, Inc.[2]	24	2,823
Genpact Ltd.	44	1,408
GoDaddy, Inc., Class A2	16	983
Guidewire Software, Inc.[2]	24	1,940
Intuit, Inc.	108	18,722
Jack Henry & Associates, Inc.	32	3,870
LogMeIn, Inc.	20	2,311
Manhattan Associates, Inc.[2]	32	1,340
Mastercard, Inc., Class A	548	95,988
Microsoft Corp.	2,157	196,869
Paychex, Inc.	140	8,623
PayPal Holdings, Inc.[2]	460	34,900
Red Hat, Inc.[2]	72	10,765
Sabre Corp.	44	944
Splunk, Inc.[2]	35	3,444
Square, Inc., Class A1,2	88	4,330
Synopsys, Inc.[2]	60	4,994
Tableau Software, Inc., Class A1,2	16	1,293
Take-Two Interactive Software, Inc.[2]	40	3,911
Teradata Corp.[2]	40	1,587
Tyler Technologies, Inc.[2]	13	2,742
Ultimate Software Group, Inc. (The)[2]	12	2,924
VeriSign, Inc.[2]	32	3,794
Visa, Inc., Class A	1,055	126,199
VMware Inc, Class A2	28	3,396
Zynga, Inc., Class A2	316	1,157
Total Software & Services		1,130,070
Technology Hardware & Equipment—7.6%
Apple, Inc.	1,605	269,287
Arista Networks, Inc.[2]	12	3,064
Avnet, Inc.	8	334
CDW Corp.	32	2,250
Cisco Systems, Inc.	1,140	48,895
Cognex Corp.	72	3,743

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Coherent, Inc.[2]	10	$1,874
Corning, Inc.	344	9,591
Dolby Laboratories, Inc., Class A	24	1,525
EchoStar Corp., Class A2	8	422
F5 Networks, Inc.[2]	28	4,049
FLIR Systems, Inc.	40	2,000
HP, Inc.	728	15,958
IPG Photonics Corp.[2]	13	3,034
Jabil, Inc.	36	1,034
Juniper Networks, Inc.	84	2,044
Keysight Technologies, Inc.[2]	56	2,934
National Instruments Corp.	44	2,225
NCR Corp.[2]	20	630
NetApp, Inc.	96	5,922
Palo Alto Networks, Inc.[2]	28	5,083
Trimble, Inc.[2]	84	3,014
Universal Display Corp.	12	1,212
Xerox Corp.	48	1,381
Total Technology Hardware & Equipment		391,505
Telecommunication Services—1.3%
AT&T, Inc.	1,716	61,175
CenturyLink, Inc.	120	1,971
Telephone & Data Systems, Inc.	20	561
T-Mobile US, Inc.[2]	68	4,151
Zayo Group Holdings, Inc.[2]	32	1,093
Total Telecommunication Services		68,951
Transportation—2.3%
Copa Holdings SA, Class A	8	1,029
Delta Air Lines, Inc.	284	15,566
Expeditors International of Washington, Inc.	64	4,051
Genesee & Wyoming, Inc., Class A2	4	283
JB Hunt Transport Services, Inc.	36	4,218
JetBlue Airways Corp.[2]	132	2,682
Kansas City Southern	24	2,636
Kirby Corp.[2]	12	923
Landstar System, Inc.	12	1,316
Old Dominion Freight Line, Inc.	24	3,527
Ryder System, Inc.	12	874
Southwest Airlines Co.	232	13,289
Spirit Airlines, Inc.[1,2]	16	605
Union Pacific Corp.	244	32,801
United Continental Holdings, Inc.[2]	76	5,280
United Parcel Service, Inc., Class B	224	23,444
XPO Logistics, Inc.[1,2]	36	3,665
Total Transportation		116,189
Utilities—0.7%
Alliant Energy Corp.	44	1,798
Ameren Corp.	52	2,945
Aqua America, Inc.	36	1,226
Avangrid, Inc.	16	818
CenterPoint Energy, Inc.	100	2,740
Edison International	72	4,584
Hawaiian Electric Industries, Inc.	24	825
MDU Resources Group, Inc.	40	1,126
National Fuel Gas Co.	20	1,029
NRG Energy, Inc.	52	1,588
OGE Energy Corp.	40	1,311
Pinnacle West Capital Corp.	24	1,915
Public Service Enterprise Group, Inc.	108	5,426

	Shares	Value
UGI Corp.	36	$1,599
Vectren Corp.	20	1,278
Vistra Energy Corp.[2]	40	833
WEC Energy Group, Inc.	76	4,765
Westar Energy, Inc.	28	1,473
Total Utilities		37,279
Total Common Stocks (Cost $5,002,266)		5,139,356

Money Market Fund—0.0%[3]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[4]
(Cost $996)	996	996

Investment of Cash Collateral for Securities Loaned—0.4%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[4]
(Cost $20,791)	20,791	20,791
Total Investments—100.3% (Cost $5,024,053)		5,161,143
Liabilities in Excess of Other Assets—(0.3)%		(16,833)
Net Assets—100.0%		$5,144,310

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Quality Factor ETF

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $88,306; total value of the collateral held by the Fund was $90,263. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $69,472.
2.	Non-income producing security.
3.	Less than 0.05%
4.	Rate shown represents annualized 7-day yield as of March 31, 2018.

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited
Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—1.1%
Ford Motor Co.	2,244	$24,864
General Motors Co.	745	27,073
Harley-Davidson, Inc.[1]	76	3,259
Total Automobiles & Components		55,196
Banks—6.8%
BB&T Corp.	343	17,850
F.N.B. Corp.	164	2,206
Fifth Third Bancorp	288	9,144
Huntington Bancshares, Inc.	432	6,523
JPMorgan Chase & Co.	1,400	153,958
New York Community Bancorp, Inc.	268	3,492
PacWest Bancorp	64	3,170
People’s United Financial, Inc.	180	3,359
U.S. Bancorp	584	29,492
Wells Fargo & Co.	2,037	106,759
Total Banks		335,953
Capital Goods—8.4%
3M Co.	217	47,636
Boeing Co. (The)	235	77,052
Caterpillar, Inc.	256	37,729
Cummins, Inc.	65	10,536
Deere & Co.	108	16,775
Eaton Corp. PLC	204	16,302
Emerson Electric Co.	308	21,036
Fastenal Co.[1]	128	6,987
General Electric Co.	4,288	57,802
Honeywell International, Inc.	251	36,272
Johnson Controls International PLC	344	12,123
Lockheed Martin Corp.	100	33,793
United Technologies Corp.	271	34,097
W.W. Grainger, Inc.[1]	24	6,774
Total Capital Goods		414,914
Commercial & Professional Services—0.5%
KAR Auction Services, Inc.	60	3,252
Nielsen Holdings PLC	172	5,468
Pitney Bowes, Inc.	104	1,133
Waste Management, Inc.	161	13,543
Total Commercial & Professional Services		23,396
Consumer Durables & Apparel—0.7%
Garmin Ltd.	64	3,772
Leggett & Platt, Inc.	56	2,484
Mattel, Inc.[1]	200	2,630
Tapestry, Inc.	128	6,734
Tupperware Brands Corp.	24	1,161
VF Corp.	152	11,266
Whirlpool Corp.	28	4,287
Total Consumer Durables & Apparel		32,334
Consumer Services—2.0%
Carnival Corp.	152	9,968
Darden Restaurants, Inc.	52	4,433
Extended Stay America, Inc.	88	1,740
H&R Block, Inc.	100	2,541
International Game Technology PLC	60	1,604
Las Vegas Sands Corp.	200	14,380
McDonald’s Corp.	330	51,605
Six Flags Entertainment Corp.	36	2,241

	Shares	Value
Yum! Brands, Inc.	128	$10,897
Total Consumer Services		99,409
Diversified Financials—2.2%
AGNC Investment Corp.	216	4,087
Ameriprise Financial, Inc.	64	9,468
Annaly Capital Management, Inc.	620	6,467
BGC Partners, Inc., Class A	128	1,722
BlackRock, Inc.	48	26,002
Capital One Financial Corp.	172	16,481
Chimera Investment Corp.	116	2,019
Discover Financial Services	132	9,495
Invesco Ltd.	200	6,402
Lazard Ltd., Class A	60	3,154
MFA Financial, Inc.	240	1,807
Navient Corp.	152	1,994
New Residential Investment Corp.	188	3,093
Starwood Property Trust, Inc.	152	3,184
T. Rowe Price Group, Inc.	112	12,093
Two Harbors Investment Corp.	97	1,491
Total Diversified Financials		108,959
Energy—10.0%
Andeavor	64	6,436
Apache Corp.[1]	140	5,387
Chevron Corp.	1,004	114,496
ConocoPhillips	480	28,459
Exxon Mobil Corp.	2,137	159,441
Helmerich & Payne, Inc.	60	3,994
Hess Corp.	104	5,264
HollyFrontier Corp.	100	4,886
Kinder Morgan, Inc.	828	12,470
Marathon Petroleum Corp.	220	16,084
Murphy Oil Corp.	88	2,274
Occidental Petroleum Corp.	428	27,803
ONEOK, Inc.	116	6,603
PBF Energy, Inc., Class A	64	2,170
Phillips 66	212	20,335
Schlumberger Ltd.	619	40,099
Targa Resources Corp.	116	5,104
Valero Energy Corp.	236	21,894
Williams Cos., Inc. (The)	456	11,336
Total Energy		494,535
Food & Staples Retailing—1.8%
CVS Health Corp.	392	24,386
Sysco Corp.	196	11,752
Walmart, Inc.	603	53,649
Total Food & Staples Retailing		89,787
Food, Beverage & Tobacco—7.1%
Altria Group, Inc.	916	57,085
Archer-Daniels-Midland Co.	252	10,929
Campbell Soup Co.	72	3,118
Coca-Cola Co. (The)	1,808	78,522
Conagra Brands, Inc.	164	6,048
Dr Pepper Snapple Group, Inc.	72	8,523
Flowers Foods, Inc.	88	1,924
General Mills, Inc.	280	12,617
Hershey Co. (The)	52	5,146
J.M. Smucker Co. (The)	44	5,457
Kellogg Co.[1]	112	7,281

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
Kraft Heinz Co. (The)	252	$15,697
PepsiCo, Inc.	602	65,708
Philip Morris International, Inc.	768	76,339
Total Food, Beverage & Tobacco		354,394
Health Care Equipment & Services—1.7%
Abbott Laboratories	660	39,547
Cardinal Health, Inc.	128	8,023
Medtronic PLC	484	38,827
Total Health Care Equipment & Services		86,397
Household & Personal Products—2.9%
Clorox Co. (The)	52	6,921
Colgate-Palmolive Co.	304	21,791
Coty, Inc., Class A	204	3,733
Kimberly-Clark Corp.	160	17,621
Procter & Gamble Co. (The)	1,174	93,075
Total Household & Personal Products		143,141
Insurance—2.9%
Aflac, Inc.	296	12,953
American International Group, Inc.	314	17,088
Arthur J. Gallagher & Co.	81	5,567
Brighthouse Financial, Inc.[2]	40	2,056
Chubb Ltd.	156	21,336
Cincinnati Financial Corp.	68	5,050
First American Financial Corp.	48	2,817
MetLife, Inc.	436	20,008
Old Republic International Corp.	124	2,660
Principal Financial Group, Inc.	112	6,822
Progressive Corp. (The)	208	12,673
Prudential Financial, Inc.	188	19,467
Travelers Cos., Inc. (The)	104	14,441
Total Insurance		142,938
Materials—3.2%
Air Products & Chemicals, Inc.	81	12,881
CF Industries Holdings, Inc.	128	4,830
Domtar Corp.	32	1,361
DowDuPont, Inc.	932	59,378
Eastman Chemical Co.	60	6,335
International Paper Co.	204	10,900
LyondellBasell Industries NV, Class A	180	19,022
Mosaic Co. (The)	196	4,759
Nucor Corp.	136	8,308
Packaging Corp. of America	36	4,057
Praxair, Inc.	113	16,306
Sonoco Products Co.	44	2,134
WestRock Co.	112	7,187
Total Materials		157,458
Media—0.3%
Interpublic Group of Cos., Inc. (The)	164	3,777
Omnicom Group, Inc.[1]	100	7,267
Viacom, Inc., Class B	160	4,970
Total Media		16,014
Pharmaceuticals, Biotechnology & Life Sciences—11.4%
AbbVie, Inc.	798	75,531
Amgen, Inc.	316	53,872
Bristol-Myers Squibb Co.	740	46,805
Eli Lilly & Co.	412	31,876
Gilead Sciences, Inc.	592	44,631
Johnson & Johnson	1,103	141,349
Merck & Co., Inc.	1,228	66,889

	Shares	Value
Pfizer, Inc.	2,990	$106,115
Total Pharmaceuticals, Biotechnology & Life Sciences		567,068
Real Estate—6.5%
Alexandria Real Estate Equities, Inc.	40	4,996
American Campus Communities, Inc.	68	2,626
Apartment Investment & Management Co.,
Class A	72	2,934
Apple Hospitality REIT, Inc.	124	2,179
AvalonBay Communities, Inc.	60	9,868
Boston Properties, Inc.	60	7,393
Brandywine Realty Trust	88	1,397
Brixmor Property Group, Inc.	176	2,684
Camden Property Trust	44	3,704
Colony NorthStar, Inc., Class A	276	1,551
Columbia Property Trust, Inc.	68	1,391
CoreCivic, Inc.	68	1,327
Corporate Office Properties Trust	48	1,240
Crown Castle International Corp.	184	20,168
CubeSmart	92	2,594
CyrusOne, Inc.	40	2,048
DDR Corp.	188	1,378
Digital Realty Trust, Inc.	96	10,116
Duke Realty Corp.	148	3,919
EPR Properties	36	1,994
Equity Residential	168	10,352
Essex Property Trust, Inc.	28	6,739
Extra Space Storage, Inc.	64	5,591
Federal Realty Investment Trust	23	2,671
Gaming and Leisure Properties, Inc.	116	3,883
GGP, Inc.	316	6,465
HCP, Inc.	272	6,319
Healthcare Trust of America, Inc., Class A	100	2,645
Highwoods Properties, Inc.	48	2,103
Hospitality Properties Trust	96	2,433
Host Hotels & Resorts, Inc.	396	7,381
Iron Mountain, Inc.	152	4,995
JBG SMITH Properties	40	1,348
Kimco Realty Corp.	240	3,456
Lamar Advertising Co., Class A	44	2,801
Liberty Property Trust	80	3,178
Life Storage, Inc.	24	2,004
Macerich Co. (The)	76	4,258
Medical Properties Trust, Inc.	216	2,808
Mid-America Apartment Communities, Inc.	56	5,109
National Retail Properties, Inc.	80	3,141
Omega Healthcare Investors, Inc.[1]	116	3,137
Outfront Media, Inc.	80	1,499
Piedmont Office Realty Trust, Inc., Class A	76	1,337
Prologis, Inc.	244	15,370
Public Storage	72	14,428
Rayonier, Inc.	64	2,252
Realty Income Corp.	148	7,656
Regency Centers Corp.	72	4,247
Retail Properties of America, Inc., Class A	136	1,586
Senior Housing Properties Trust	140	2,192
Simon Property Group, Inc.	166	25,622

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
SL Green Realty Corp.	44	$4,261
Spirit Realty Capital, Inc.	296	2,297
STORE Capital Corp.	96	2,383
Sun Communities, Inc.	32	2,924
Tanger Factory Outlet Centers, Inc.[1]	52	1,144
Taubman Centers, Inc.	32	1,821
UDR, Inc.	124	4,417
Uniti Group, Inc.	100	1,625
Ventas, Inc.	192	9,510
VEREIT, Inc.	576	4,009
Vornado Realty Trust	76	5,115
Weingarten Realty Investors	68	1,909
Welltower, Inc.	204	11,104
Weyerhaeuser Co.	380	13,300
WP Carey, Inc.	60	3,719
Total Real Estate		324,051
Retailing—2.5%
GameStop Corp., Class A1	60	757
Gap, Inc. (The)	128	3,994
Genuine Parts Co.	64	5,750
Home Depot, Inc. (The)	404	72,009
Kohl’s Corp.	96	6,289
L Brands, Inc.	132	5,044
Macy’s, Inc.	180	5,353
Nordstrom, Inc.	60	2,905
Target Corp.	296	20,551
Williams-Sonoma, Inc.[1]	40	2,110
Total Retailing		124,762
Semiconductors & Semiconductor Equipment—4.3%
Analog Devices, Inc.	124	11,300
Cypress Semiconductor Corp.	156	2,646
Intel Corp.	2,124	110,618
Maxim Integrated Products, Inc.	120	7,226
QUALCOMM, Inc.	752	41,668
Texas Instruments, Inc.	367	38,128
Total Semiconductors & Semiconductor Equipment		211,586
Software & Services—7.8%
Accenture PLC, Class A	200	30,700
Automatic Data Processing, Inc.	164	18,611
CA, Inc.	152	5,153
International Business Machines Corp.	428	65,668
Microsoft Corp.	2,791	254,735
Paychex, Inc.	148	9,115
Western Union Co. (The)	232	4,461
Total Software & Services		388,443
Technology Hardware & Equipment—2.7%
Cisco Systems, Inc.	2,433	104,351
HP, Inc.	744	16,309
Western Digital Corp.	112	10,334
Xerox Corp.	120	3,454
Total Technology Hardware & Equipment		134,448
Telecommunication Services—4.8%
AT&T, Inc.	3,408	121,495
CenturyLink, Inc.	328	5,389
Verizon Communications, Inc.	2,275	108,791
Total Telecommunication Services		235,675
Transportation—1.9%
C.H. Robinson Worldwide, Inc.	60	5,623

	Shares	Value
Macquarie Infrastructure Corp.	44	$1,625
Norfolk Southern Corp.	96	13,035
Union Pacific Corp.	292	39,253
United Parcel Service, Inc., Class B	315	32,968
Total Transportation		92,504
Utilities—6.2%
AES Corp.	340	3,866
Alliant Energy Corp.	104	4,250
Ameren Corp.	112	6,343
American Electric Power Co., Inc.	236	16,187
Avangrid, Inc.	28	1,431
CenterPoint Energy, Inc.	216	5,918
CMS Energy Corp.	120	5,435
Consolidated Edison, Inc.	148	11,535
Dominion Energy, Inc.	312	21,038
DTE Energy Co.	80	8,352
Duke Energy Corp.	364	28,199
Edison International	132	8,403
Entergy Corp.	96	7,563
Eversource Energy	144	8,485
Exelon Corp.	464	18,101
FirstEnergy Corp.	248	8,435
Great Plains Energy, Inc.	108	3,433
Hawaiian Electric Industries, Inc.	56	1,925
MDU Resources Group, Inc.	84	2,365
NextEra Energy, Inc.	196	32,013
NiSource, Inc.	136	3,252
OGE Energy Corp.	96	3,146
PG&E Corp.	232	10,192
Pinnacle West Capital Corp.	43	3,431
PPL Corp.	352	9,958
Public Service Enterprise Group, Inc.	256	12,861
SCANA Corp.	64	2,403
Sempra Energy	108	12,012
Southern Co. (The)	540	24,116
WEC Energy Group, Inc.	151	9,468
Westar Energy, Inc.	64	3,366
Xcel Energy, Inc.	228	10,369
Total Utilities		307,851
Total Common Stocks (Cost $4,993,234)		4,941,213

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $5,894)	5,894	5,894

Investment of Cash Collateral for Securities Loaned—0.4%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $19,277)	19,277	19,277
Total Investments—100.2% (Cost $5,018,405)		4,966,384
Liabilities in Excess of Other Assets—(0.2)%		(9,915)
Net Assets—100.0%		$4,956,469

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued
Oppenheimer Russell 1000® Yield Factor ETF

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $45,004; total value of the collateral held by the Fund was $46,052. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $26,775.

2.	Non-income producing security.

3.	Rate shown represents annualized 7-day yield as of March 31, 2018.

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited

Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—2.8%
Adient PLC[1]	1,089	$65,079
Aptiv PLC	1,005	85,395
BorgWarner, Inc.	794	39,882
Delphi Technologies PLC	358	17,059
Ford Motor Co.	963	10,670
General Motors Co.	952	34,596
Gentex Corp.	222	5,110
Goodyear Tire & Rubber Co. (The)	197	5,236
Lear Corp.	422	78,530
Tesla, Inc.[1,2]	21	5,589
Thor Industries, Inc.	252	29,023
Visteon Corp.[2]	226	24,914
Total Automobiles & Components		401,083
Banks—1.9%
Associated Banc-Corp.	230	5,716
BB&T Corp.	172	8,951
CIT Group, Inc.	250	12,875
Citigroup, Inc.	132	8,910
Citizens Financial Group, Inc.	380	15,952
Comerica, Inc.	161	15,445
Commerce Bancshares, Inc.	56	3,355
Cullen/Frost Bankers, Inc.	110	11,668
East West Bancorp, Inc.	285	17,824
Fifth Third Bancorp	597	18,955
First Republic Bank[1]	74	6,853
Huntington Bancshares, Inc.	702	10,600
KeyCorp	426	8,328
M&T Bank Corp.	55	10,140
People’s United Financial, Inc.	240	4,478
PNC Financial Services Group, Inc. (The)	92	13,914
Regions Financial Corp.	1,442	26,792
SunTrust Banks, Inc.	110	7,484
SVB Financial Group[2]	79	18,961
Synovus Financial Corp.	250	12,485
TCF Financial Corp.	193	4,402
U.S. Bancorp	67	3,384
Webster Financial Corp.	72	3,989
Western Alliance Bancorp[2]	121	7,031
Zions Bancorporation	227	11,970
Total Banks		270,462
Capital Goods—11.5%
3M Co.	30	6,586
A.O. Smith Corp.	273	17,360
AECOM[2]	121	4,311
AGCO Corp.	242	15,694
Air Lease Corp.	591	25,188
Allegion PLC	227	19,361
Allison Transmission Holdings, Inc.	306	11,952
AMETEK, Inc.	469	35,630
Arconic, Inc.	396	9,124
Armstrong World Industries, Inc.[1,2]	78	4,391
Boeing Co. (The)	62	20,329
BWX Technologies, Inc.	419	26,619
Carlisle Cos., Inc.	50	5,220
Caterpillar, Inc.	157	23,139
Crane Co.	106	9,830
Cummins, Inc.	182	29,500

	Shares	Value
Deere & Co.	263	$40,849
Donaldson Co., Inc.	173	7,794
Dover Corp.	314	30,841
Eaton Corp. PLC	237	18,939
Emerson Electric Co.	155	10,586
Fastenal Co.[1]	106	5,787
Fortive Corp.	316	24,496
Fortune Brands Home & Security, Inc.	303	17,844
General Dynamics Corp.	50	11,045
Graco, Inc.	457	20,894
Harris Corp.	206	33,224
HEICO Corp.	86	7,466
HEICO Corp., Class A	217	15,396
Hexcel Corp.	242	15,631
Honeywell International, Inc.	66	9,538
Hubbell, Inc.	57	6,941
Huntington Ingalls Industries, Inc.	178	45,881
IDEX Corp.	200	28,502
Illinois Tool Works, Inc.	84	13,159
Ingersoll-Rand PLC	239	20,437
ITT, Inc.	307	15,037
Jacobs Engineering Group, Inc.	144	8,518
L3 Technologies, Inc.	150	31,200
Lennox International, Inc.	84	17,167
Lincoln Electric Holdings, Inc.	99	8,905
Lockheed Martin Corp.	53	17,910
Masco Corp.	675	27,297
Nordson Corp.	73	9,953
Northrop Grumman Corp.	83	28,977
Orbital ATK, Inc.	413	54,768
Oshkosh Corp.	388	29,981
Owens Corning	904	72,682
PACCAR, Inc.	158	10,455
Parker-Hannifin Corp.	187	31,983
Pentair PLC	347	23,641
Quanta Services, Inc.[2]	205	7,042
Raytheon Co.	136	29,351
Regal Beloit Corp.	131	9,609
Rockwell Automation, Inc.	194	33,795
Rockwell Collins, Inc.	332	44,770
Roper Technologies, Inc.	86	24,139
Sensata Technologies Holding PLC[2]	363	18,814
Snap-on, Inc.[1]	20	2,951
Spirit AeroSystems Holdings, Inc., Class A	668	55,912
Stanley Black & Decker, Inc.	297	45,500
Teledyne Technologies, Inc.[2]	154	28,824
Terex Corp.	520	19,453
Textron, Inc.	330	19,460
Timken Co. (The)	307	13,999
Toro Co. (The)	149	9,305
TransDigm Group, Inc.	41	12,585
Trinity Industries, Inc.	961	31,357
United Rentals, Inc.[2]	488	84,292
United Technologies Corp.	52	6,543
Univar, Inc.[2]	377	10,462
USG Corp.[2]	375	15,157
Valmont Industries, Inc.	42	6,145

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
WABCO Holdings, Inc.[2]	157	$21,018
Watsco, Inc.	62	11,220
Welbilt, Inc.[2]	341	6,632
Xylem, Inc.	342	26,307
Total Capital Goods		1,632,600
Commercial & Professional Services—1.8%
Cintas Corp.	114	19,446
Copart, Inc.[2]	411	20,932
CoStar Group, Inc.[2]	54	19,585
Dun & Bradstreet Corp. (The)	29	3,393
Equifax, Inc.	28	3,299
IHS Markit Ltd.[2]	248	11,963
KAR Auction Services, Inc.	239	12,954
ManpowerGroup, Inc.	674	77,577
Republic Services, Inc.	176	11,656
Robert Half International, Inc.	312	18,062
Rollins, Inc.[1]	168	8,573
TransUnion[2]	436	24,756
Verisk Analytics, Inc.[2]	85	8,840
Waste Management, Inc.	240	20,189
Total Commercial & Professional Services		261,225
Consumer Durables & Apparel—4.8%
Brunswick Corp.	91	5,405
Carter’s, Inc.	152	15,823
D.R. Horton, Inc.	1,434	62,867
Garmin Ltd.	295	17,384
Hanesbrands, Inc.[1]	212	3,905
Hasbro, Inc.	263	22,171
Leggett & Platt, Inc.	102	4,525
Lennar Corp., Class A	1,488	87,703
Lennar Corp., Class B	81	3,863
Michael Kors Holdings Ltd.[2]	666	41,345
Mohawk Industries, Inc.[2]	149	34,601
NIKE, Inc., Class B	154	10,232
NVR, Inc.[2]	14	39,200
Polaris Industries, Inc.	381	43,632
PulteGroup, Inc.	1,817	53,583
PVH Corp.	589	89,192
Ralph Lauren Corp.	43	4,807
Skechers U.S.A., Inc., Class A2	837	32,551
Tapestry, Inc.	564	29,672
Toll Brothers, Inc.	839	36,287
Tupperware Brands Corp.	230	11,127
VF Corp.	410	30,389
Whirlpool Corp.	66	10,105
Total Consumer Durables & Apparel		690,369
Consumer Services—4.2%
Aramark	681	26,940
Bright Horizons Family Solutions, Inc.[2]	122	12,166
Carnival Corp.	582	38,168
Choice Hotels International, Inc.	116	9,297
Darden Restaurants, Inc.	254	21,653
Domino’s Pizza, Inc.	42	9,809
Dunkin’ Brands Group, Inc.[1]	70	4,178
Extended Stay America, Inc.	275	5,437
Graham Holdings Co., Class B	11	6,625
H&R Block, Inc.	664	16,872
Hilton Grand Vacations, Inc.[2]	143	6,152

	Shares	Value
Hilton Worldwide Holdings, Inc.	209	$16,461
Hyatt Hotels Corp., Class A	89	6,787
International Game Technology PLC	431	11,521
Las Vegas Sands Corp.	112	8,053
Marriott International, Inc., Class A	124	16,861
McDonald’s Corp.	53	8,288
MGM Resorts International	600	21,012
Norwegian Cruise Line Holdings Ltd.[2]	572	30,299
Royal Caribbean Cruises Ltd.	463	54,514
Service Corp. International	658	24,833
ServiceMaster Global Holdings, Inc.[2]	267	13,577
Six Flags Entertainment Corp.	122	7,596
Vail Resorts, Inc.	128	28,378
Wyndham Worldwide Corp.	586	67,056
Wynn Resorts Ltd.	229	41,760
Yum China Holdings, Inc.	1,406	58,349
Yum! Brands, Inc.	304	25,880
Total Consumer Services		598,522
Diversified Financials—7.4%
Affiliated Managers Group, Inc.	157	29,764
AGNC Investment Corp.	1,946	36,818
Ally Financial, Inc.	3,508	95,242
American Express Co.	225	20,988
Ameriprise Financial, Inc.	456	67,461
Annaly Capital Management, Inc.	5,423	56,562
Bank of New York Mellon Corp. (The)	295	15,201
BGC Partners, Inc., Class A	1,212	16,301
BlackRock, Inc.	12	6,501
Capital One Financial Corp.	129	12,361
Cboe Global Markets, Inc.	145	16,545
Charles Schwab Corp. (The)	127	6,632
Chimera Investment Corp.	1,337	23,277
CME Group, Inc.	57	9,219
Credit Acceptance Corp.[1,2]	69	22,798
Discover Financial Services	91	6,546
E*TRADE Financial Corp.[2]	859	47,597
Eaton Vance Corp.	413	22,992
FactSet Research Systems, Inc.[1]	56	11,168
Federated Investors, Inc., Class B1	326	10,888
Franklin Resources, Inc.	141	4,890
Goldman Sachs Group, Inc. (The)	17	4,282
Interactive Brokers Group, Inc., Class A	630	42,361
Intercontinental Exchange, Inc.	147	10,660
Invesco Ltd.	370	11,844
Lazard Ltd., Class A	470	24,703
Legg Mason, Inc.	732	29,756
Leucadia National Corp.	495	11,251
LPL Financial Holdings, Inc.	761	46,474
MarketAxess Holdings, Inc.	18	3,914
MFA Financial, Inc.	981	7,387
Moody’s Corp.	149	24,034
Morgan Stanley	123	6,637
Morningstar, Inc.	48	4,585
MSCI, Inc.	221	33,033
Nasdaq, Inc.	84	7,242
New Residential Investment Corp.	1,629	26,797
Northern Trust Corp.	106	10,932

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
OneMain Holdings, Inc.[2]	274	$8,204
Raymond James Financial, Inc.	314	28,075
S&P Global, Inc.	183	34,964
Santander Consumer USA Holdings, Inc.	848	13,822
SEI Investments Co.	293	21,949
Starwood Property Trust, Inc.	436	9,134
State Street Corp.	240	23,935
Synchrony Financial	233	7,812
T. Rowe Price Group, Inc.	171	18,463
TD Ameritrade Holding Corp.	77	4,561
Two Harbors Investment Corp.	1,013	15,570
Voya Financial, Inc.	376	18,988
Total Diversified Financials		1,051,120
Energy—2.2%
Andeavor	407	40,928
Cabot Oil & Gas Corp.	249	5,971
HollyFrontier Corp.	1,174	57,362
Marathon Petroleum Corp.	1,131	82,687
PBF Energy, Inc., Class A	1,144	38,781
Phillips 66	166	15,923
Valero Energy Corp.	727	67,444
Total Energy		309,096
Food & Staples Retailing—0.4%
Casey’s General Stores, Inc.	44	4,830
Costco Wholesale Corp.	90	16,959
CVS Health Corp.	48	2,986
Sprouts Farmers Market, Inc.[2]	201	4,717
Sysco Corp.	202	12,112
US Foods Holding Corp.[2]	369	12,092
Walmart, Inc.	48	4,271
Total Food & Staples Retailing		57,967
Food, Beverage & Tobacco—1.8%
Altria Group, Inc.	47	2,929
Archer-Daniels-Midland Co.	106	4,597
Blue Buffalo Pet Products, Inc.[2]	99	3,941
Brown-Forman Corp., Class B	170	9,248
Bunge Ltd.	88	6,507
Conagra Brands, Inc.	134	4,942
Constellation Brands, Inc., Class A	118	26,894
Dr Pepper Snapple Group, Inc.	57	6,748
Flowers Foods, Inc.	331	7,236
Hain Celestial Group, Inc. (The)[2]	80	2,565
Hershey Co. (The)	83	8,214
Ingredion, Inc.	102	13,150
J.M. Smucker Co. (The)	30	3,720
Lamb Weston Holdings, Inc.	873	50,826
McCormick & Co., Inc.	105	11,171
Monster Beverage Corp.[2]	189	10,813
PepsiCo, Inc.	24	2,619
Philip Morris International, Inc.	39	3,877
Pilgrim’s Pride Corp.[2]	574	14,126
Pinnacle Foods, Inc.	160	8,656
Post Holdings, Inc.[2]	89	6,743
Tyson Foods, Inc., Class A	701	51,306
Total Food, Beverage & Tobacco		260,828
Health Care Equipment & Services—6.9%
Abbott Laboratories	213	12,763
ABIOMED, Inc.[2]	69	20,078

	Shares	Value
Aetna, Inc.	287	$48,503
Align Technology, Inc.[2]	74	18,584
AmerisourceBergen Corp.	154	13,276
Anthem, Inc.	303	66,569
athenahealth, Inc.[2]	31	4,434
Baxter International, Inc.	1,144	74,406
Becton Dickinson and Co.	117	25,354
Boston Scientific Corp.[2]	572	15,627
Centene Corp.[2]	1,460	156,030
Cerner Corp.[2]	331	19,198
Cigna Corp.	256	42,941
Cooper Cos., Inc. (The)	94	21,508
Danaher Corp.	110	10,770
DENTSPLY SIRONA, Inc.	146	7,345
Edwards Lifesciences Corp.[2]	79	11,022
Express Scripts Holding Co.[2]	70	4,836
HCA Healthcare, Inc.	151	14,647
Henry Schein, Inc.[1,2]	51	3,428
Hill-Rom Holdings, Inc.	404	35,148
Hologic, Inc.[2]	98	3,661
Humana, Inc.	98	26,345
IDEXX Laboratories, Inc.[2]	86	16,460
Intuitive Surgical, Inc.[2]	52	21,467
Laboratory Corp. of America Holdings[2]	173	27,983
McKesson Corp.	99	13,946
Medtronic PLC	59	4,733
Quest Diagnostics, Inc.	106	10,632
ResMed, Inc.	273	26,882
STERIS PLC	207	19,326
Stryker Corp.	89	14,322
Teleflex, Inc.	116	29,578
UnitedHealth Group, Inc.	26	5,564
Universal Health Services, Inc., Class B	44	5,210
Varian Medical Systems, Inc.[2]	207	25,389
Veeva Systems, Inc., Class A2	167	12,194
WellCare Health Plans, Inc.[2]	402	77,839
West Pharmaceutical Services, Inc.	79	6,975
Zimmer Biomet Holdings, Inc.	81	8,832
Total Health Care Equipment & Services		983,805
Household & Personal Products—1.1%
Church & Dwight Co., Inc.	123	6,194
Clorox Co. (The)	113	15,042
Colgate-Palmolive Co.	100	7,168
Energizer Holdings, Inc.[1]	147	8,758
Estee Lauder Cos., Inc., (The), Class A	323	48,360
Herbalife Ltd.[2]	406	39,573
Kimberly-Clark Corp.	55	6,057
Nu Skin Enterprises, Inc., Class A	323	23,808
Total Household & Personal Products		154,960
Insurance—7.4%
Aflac, Inc.	1,210	52,950
Alleghany Corp.	8	4,915
Allstate Corp. (The)	714	67,687
American Financial Group, Inc.	350	39,277
Aon PLC	210	29,469
Arch Capital Group Ltd.[2]	191	16,348
Arthur J. Gallagher & Co.	486	33,403

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Assurant, Inc.	168	$15,357
Assured Guaranty Ltd.	91	3,294
Athene Holding Ltd., Class A2	149	7,124
Brighthouse Financial, Inc.[2]	172	8,841
Brown & Brown, Inc.	298	7,581
Chubb Ltd.	91	12,446
Cincinnati Financial Corp.	99	7,352
CNA Financial Corp.	144	7,106
Erie Indemnity Co., Class A	36	4,235
Everest Re Group Ltd.	87	22,343
First American Financial Corp.	1,147	67,306
FNF Group	2,676	107,094
Hanover Insurance Group, Inc. (The)	245	28,883
Hartford Financial Services Group, Inc. (The)	686	35,343
Lincoln National Corp.	382	27,909
Loews Corp.	261	12,980
Markel Corp.[2]	15	17,554
Marsh & McLennan Cos., Inc.	226	18,665
MetLife, Inc.	339	15,557
Old Republic International Corp.	1,027	22,029
Principal Financial Group, Inc.	649	39,531
ProAssurance Corp.	68	3,301
Progressive Corp. (The)	1,431	87,191
Prudential Financial, Inc.	165	17,086
Reinsurance Group of America, Inc.	300	46,200
RenaissanceRe Holdings Ltd.	76	10,527
Torchmark Corp.	336	28,281
Travelers Cos., Inc. (The)	155	21,523
Unum Group	915	43,563
Validus Holdings Ltd.	94	6,340
W.R. Berkley Corp.	142	10,323
Willis Towers Watson PLC	162	24,655
XL Group Ltd.	471	26,027
Total Insurance		1,057,596
Materials—6.8%
Air Products & Chemicals, Inc.	62	9,860
Albemarle Corp.	344	31,903
Alcoa Corp.[2]	301	13,533
AptarGroup, Inc.	160	14,373
Ashland Global Holdings, Inc.	316	22,054
Avery Dennison Corp.	514	54,612
Axalta Coating Systems Ltd[2]	528	15,940
Ball Corp.	156	6,195
Bemis Co., Inc.	109	4,744
Berry Global Group, Inc.[2]	466	25,541
Cabot Corp.	273	15,212
Celanese Corp., Series A	399	39,984
CF Industries Holdings, Inc.	328	12,375
Chemours Co. (The)	975	47,492
Crown Holdings, Inc.[2]	361	18,321
Domtar Corp.	507	21,568
DowDuPont, Inc.	57	3,631
Eagle Materials, Inc.	53	5,462
Eastman Chemical Co.	401	42,338
Ecolab, Inc.	62	8,498
FMC Corp.	370	28,331
Freeport-McMoRan, Inc.[2]	367	6,448

	Shares	Value
Graphic Packaging Holding Co.	2,098	$32,204
Huntsman Corp.	2,328	68,094
International Flavors & Fragrances, Inc.	146	19,989
International Paper Co.	279	14,907
LyondellBasell Industries NV, Class A	307	32,444
Monsanto Co.	108	12,602
Newmont Mining Corp.	242	9,455
Nucor Corp.	98	5,987
Olin Corp.	1,429	43,427
Owens-Illinois, Inc.[2]	1,752	37,948
Packaging Corp. of America	342	38,543
Platform Specialty Products Corp.[2]	304	2,928
PPG Industries, Inc.	175	19,530
Praxair, Inc.	134	19,336
Reliance Steel & Aluminum Co.	56	4,801
Royal Gold, Inc.	193	16,573
RPM International, Inc.	112	5,339
Scotts Miracle-Gro Co., (The)[1]	45	3,859
Sealed Air Corp.	140	5,991
Sherwin-Williams Co. (The)	69	27,056
Silgan Holdings, Inc.	318	8,856
Sonoco Products Co.	107	5,189
Steel Dynamics, Inc.	266	11,763
Valvoline, Inc.	348	7,701
Vulcan Materials Co.	31	3,539
Westlake Chemical Corp.	171	19,007
WestRock Co.	560	35,935
WR Grace & Co.	85	5,205
Total Materials		966,623
Media—1.6%
AMC Networks, Inc., Class A1,2	83	4,291
Cable One, Inc.	6	4,123
CBS Corp., Class B	59	3,032
Charter Communications, Inc., Class A2	36	11,204
Comcast Corp., Class A	88	3,007
Discovery Communications, Inc., Class C2	243	4,743
GCI Liberty, Inc., Class A2	923	48,790
John Wiley & Sons, Inc., Class A	72	4,586
Liberty Broadband Corp., Class C2	83	7,112
Liberty Media Corp.-Liberty Formula One, Class A2	98	2,870
Liberty Media Corp.-Liberty Formula One, Class C1,2	248	7,651
Liberty Media Corp.-Liberty SiriusXM, Class A2	198	8,138
Liberty Media Corp.-Liberty SiriusXM, Class C2	420	17,157
Lions Gate Entertainment Corp., Class A	154	3,978
Lions Gate Entertainment Corp., Class B	334	8,043
Live Nation Entertainment, Inc.[2]	879	37,041
Madison Square Garden Co. (The), Class A2	28	6,882
News Corp., Class A	556	8,785
Sirius XM Holdings, Inc.[1]	1,194	7,451
TEGNA, Inc.	218	2,483
Time Warner, Inc.	34	3,216
Tribune Media Co., Class A	513	20,782
Twenty-First Century Fox, Inc., Class A	231	8,475
Total Media		233,840

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—2.4%
AbbVie, Inc.	120	$11,358
Agilent Technologies, Inc.	526	35,189
Akorn, Inc.[2]	611	11,432
Allergan PLC	22	3,702
Alnylam Pharmaceuticals, Inc.[2]	28	3,335
Amgen, Inc.	45	7,672
Biogen, Inc.[2]	44	12,048
Bio-Rad Laboratories, Inc., Class A2	45	11,254
Bio-Techne Corp.	53	8,005
Bristol-Myers Squibb Co.	48	3,036
Bruker Corp.	425	12,716
Charles River Laboratories International, Inc.[2]	205	21,882
Eli Lilly & Co.	68	5,261
Exelixis, Inc.[2]	418	9,259
Gilead Sciences, Inc.	86	6,484
Illumina, Inc.[2]	87	20,569
IQVIA Holdings, Inc.[2]	162	15,894
Mettler-Toledo International, Inc.[2]	42	24,151
Mylan NV2	226	9,304
Neurocrine Biosciences, Inc.[1,2]	51	4,229
PerkinElmer, Inc.	317	24,003
QIAGEN NV2	217	7,011
Thermo Fisher Scientific, Inc.	69	14,246
Vertex Pharmaceuticals, Inc.[2]	90	14,668
Waters Corp.[2]	152	30,195
Zoetis, Inc.	232	19,374
Total Pharmaceuticals, Biotechnology & Life Sciences		346,277
Real Estate—4.4%
Alexandria Real Estate Equities, Inc.	45	5,620
American Tower Corp.	107	15,551
Apartment Investment & Management Co., Class A	67	2,730
Apple Hospitality REIT, Inc.	249	4,375
AvalonBay Communities, Inc.	48	7,894
Boston Properties, Inc.	42	5,175
Brandywine Realty Trust	261	4,145
Camden Property Trust	150	12,627
CBRE Group, Inc., Class A2	986	46,559
Columbia Property Trust, Inc.	183	3,744
CoreCivic, Inc.	268	5,231
CoreSite Realty Corp.	123	12,332
Crown Castle International Corp.	109	11,948
CubeSmart	221	6,232
CyrusOne, Inc.	193	9,884
DCT Industrial Trust, Inc.	183	10,310
Digital Realty Trust, Inc.	111	11,697
Douglas Emmett, Inc.	131	4,816
Duke Realty Corp.	330	8,738
EPR Properties	58	3,213
Equinix, Inc.	29	12,126
Equity Commonwealth[2]	96	2,944
Equity LifeStyle Properties, Inc.	151	13,253
Equity Residential	371	22,861
Essex Property Trust, Inc.	36	8,665
Extra Space Storage, Inc.	147	12,842
Forest City Realty Trust, Inc., Class A	205	4,153

	Shares	Value
Gaming and Leisure Properties, Inc.	485	$16,233
HCP, Inc.	211	4,902
Healthcare Trust of America, Inc., Class A	108	2,857
Highwoods Properties, Inc.	113	4,952
Hospitality Properties Trust	251	6,360
Host Hotels & Resorts, Inc.	839	15,639
Iron Mountain, Inc.	507	16,660
JBG SMITH Properties	91	3,068
Jones Lang LaSalle, Inc.	382	66,712
Kilroy Realty Corp.	56	3,974
Lamar Advertising Co., Class A	183	11,650
Liberty Property Trust	279	11,085
Life Storage, Inc.	53	4,427
Macerich Co. (The)	51	2,857
Medical Properties Trust, Inc.	789	10,257
Mid-America Apartment Communities, Inc.	56	5,109
National Retail Properties, Inc.	118	4,633
Omega Healthcare Investors, Inc.[1]	203	5,489
Outfront Media, Inc.	172	3,223
Park Hotels & Resorts, Inc.	251	6,782
Piedmont Office Realty Trust, Inc., Class A	194	3,412
Prologis, Inc.	286	18,015
Rayonier, Inc.	322	11,328
Realogy Holdings Corp.	331	9,030
Realty Income Corp.	96	4,966
SBA Communications Corp.[2]	136	23,245
Senior Housing Properties Trust	688	10,774
STORE Capital Corp.	205	5,088
Sun Communities, Inc.	94	8,589
UDR, Inc.	215	7,658
Ventas, Inc.	120	5,944
VEREIT, Inc.	455	3,167
Vornado Realty Trust	47	3,163
Welltower, Inc.	144	7,838
Weyerhaeuser Co.	309	10,815
WP Carey, Inc.	281	17,419
Total Real Estate		626,985
Retailing—2.8%
AutoNation, Inc.[2]	185	8,654
Best Buy Co., Inc.[1]	825	57,742
Booking Holdings, Inc.[2]	4	8,322
Burlington Stores, Inc.[2]	234	31,157
CarMax, Inc.[1,2]	229	14,184
Dollar General Corp.	282	26,381
Dollar Tree, Inc.[2]	210	19,929
Expedia Group, Inc.	72	7,950
Gap, Inc. (The)	1,225	38,220
Genuine Parts Co.	45	4,043
Home Depot, Inc. (The)	25	4,456
Kohl’s Corp.	94	6,158
Liberty Expedia Holdings, Inc., Class A2	268	10,527
Liberty Interactive Corp. QVC Group, Class A2	1,857	46,741
LKQ Corp.[2]	556	21,100
Lowe’s Cos., Inc.	188	16,497
Murphy USA, Inc.[2]	188	13,686
Netflix, Inc.[2]	29	8,565
Pool Corp.	61	8,919

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Ross Stores, Inc.	111	$8,656
Tiffany & Co.	195	19,044
TJX Cos., Inc. (The)	58	4,730
Wayfair, Inc., Class A1,2	96	6,483
Total Retailing		392,144
Semiconductors & Semiconductor Equipment—4.9%
Analog Devices, Inc.	186	16,950
Applied Materials, Inc.	1,070	59,503
Broadcom Ltd.	21	4,949
Cypress Semiconductor Corp.	235	3,986
First Solar, Inc.[2]	133	9,440
Intel Corp.	152	7,916
KLA-Tencor Corp.	414	45,130
Lam Research Corp.	385	78,217
Marvell Technology Group Ltd.	273	5,733
Maxim Integrated Products, Inc.	674	40,588
Microchip Technology, Inc.	299	27,317
Micron Technology, Inc.[2]	2,708	141,195
NVIDIA Corp.	39	9,032
NXP Semiconductors NV2	106	12,402
ON Semiconductor Corp.[2]	2,599	63,572
Qorvo, Inc.[2]	396	27,898
Skyworks Solutions, Inc.	536	53,739
Teradyne, Inc.	635	29,026
Texas Instruments, Inc.	145	15,064
Versum Materials, Inc.	645	24,271
Xilinx, Inc.	312	22,539
Total Semiconductors & Semiconductor Equipment		698,467
Software & Services—7.8%
Accenture PLC, Class A	78	11,973
Activision Blizzard, Inc.	487	32,853
Adobe Systems, Inc.[2]	66	14,261
Alliance Data Systems Corp.	35	7,450
Amdocs Ltd.	191	12,743
ANSYS, Inc.[2]	169	26,481
Atlassian Corp. PLC, Class A2	190	10,245
Autodesk, Inc.[2]	83	10,423
Automatic Data Processing, Inc.	66	7,490
Black Knight, Inc.[2]	76	3,580
Booz Allen Hamilton Holding Corp.	231	8,944
Broadridge Financial Solutions, Inc.	382	41,902
CA, Inc.	228	7,729
Cadence Design Systems, Inc.[2]	694	25,518
CDK Global, Inc.	131	8,298
Citrix Systems, Inc.[2]	274	25,427
Cognizant Technology Solutions Corp., Class A	320	25,760
Conduent, Inc.[2]	382	7,120
CoreLogic, Inc.[2]	380	17,187
Dell Technologies, Inc., Class V2	400	29,284
DST Systems, Inc.	186	15,559
DXC Technology Co.	275	27,646
eBay, Inc.[2]	1,184	47,644
Electronic Arts, Inc.[2]	226	27,400
Euronet Worldwide, Inc.[2]	173	13,653
Fidelity National Information Services, Inc.	183	17,623
First Data Corp., Class A2	1,038	16,608

	Shares	Value
Fiserv, Inc.[2]	264	$18,826
FleetCor Technologies, Inc.[2]	77	15,592
Fortinet, Inc.[2]	299	16,020
Gartner, Inc.[2]	59	6,940
Genpact Ltd.	607	19,418
Global Payments, Inc.	234	26,096
GoDaddy, Inc., Class A2	229	14,065
Guidewire Software, Inc.[2]	168	13,579
IAC/InterActiveCorp[2]	165	25,803
Intuit, Inc.	118	20,455
Jack Henry & Associates, Inc.	129	15,603
Leidos Holdings, Inc.	301	19,685
LogMeIn, Inc.	29	3,351
Mastercard, Inc., Class A	34	5,955
Match Group, Inc.[1,2]	130	5,777
Microsoft Corp.	48	4,381
Oracle Corp.	75	3,431
Paychex, Inc.	101	6,221
PayPal Holdings, Inc.[2]	187	14,188
PTC, Inc.[2]	165	12,872
Red Hat, Inc.[2]	209	31,248
salesforce.com, Inc.[2]	109	12,677
ServiceNow, Inc.[2]	78	12,905
Splunk, Inc.[2]	92	9,052
Square, Inc., Class A1,2	263	12,940
SS&C Technologies Holdings, Inc.	405	21,724
Switch, Inc., Class A1	220	3,500
Symantec Corp.	141	3,645
Synopsys, Inc.[2]	300	24,972
Tableau Software, Inc., Class A1,2	113	9,133
Take-Two Interactive Software, Inc.[2]	207	20,240
Teradata Corp.[2]	603	23,921
Total System Services, Inc.	510	43,993
Twitter, Inc.[2]	179	5,193
Tyler Technologies, Inc.[2]	44	9,282
VeriSign, Inc.[1,2]	277	32,841
Visa, Inc., Class A	36	4,306
VMware Inc, Class A2	175	21,222
Western Union Co. (The)	264	5,077
Workday, Inc., Class A1,2	115	14,618
Worldpay, Inc., Class A2	155	12,747
Zynga, Inc., Class A2	985	3,605
Total Software & Services		1,107,900
Technology Hardware & Equipment—5.2%
Amphenol Corp., Class A	280	24,116
Apple, Inc.	68	11,409
Arista Networks, Inc.[2]	61	15,573
Arrow Electronics, Inc.[2]	237	18,254
CDW Corp.	669	47,037
Cisco Systems, Inc.	154	6,605
Cognex Corp.	267	13,881
Coherent, Inc.[2]	132	24,737
CommScope Holding Co., Inc.[2]	99	3,957
Corning, Inc.	2,291	63,873
Dolby Laboratories, Inc., Class A	224	14,238
EchoStar Corp., Class A2	184	9,710
FLIR Systems, Inc.	367	18,354

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Hewlett Packard Enterprise Co.	1,154	$20,241
HP, Inc.	5,088	111,529
IPG Photonics Corp.[2]	77	17,970
Jabil, Inc.	1,243	35,711
Juniper Networks, Inc.	180	4,379
Keysight Technologies, Inc.[2]	400	20,956
Motorola Solutions, Inc.	142	14,953
National Instruments Corp.	344	17,396
NetApp, Inc.	925	57,063
Palo Alto Networks, Inc.[2]	34	6,172
Trimble, Inc.[2]	442	15,859
Universal Display Corp.	66	6,666
Western Digital Corp.	1,043	96,238
Xerox Corp.	723	20,808
Zebra Technologies Corp., Class A2	131	18,234
Total Technology Hardware & Equipment		735,919
Telecommunication Services—0.1%
T-Mobile US, Inc.[2]	69	4,212
Zayo Group Holdings, Inc.[2]	190	6,490
Total Telecommunication Services		10,702
Transportation—2.8%
American Airlines Group, Inc.[1]	276	14,341
C.H. Robinson Worldwide, Inc.	200	18,742
Copa Holdings SA, Class A	332	42,705
CSX Corp.	516	28,746
Delta Air Lines, Inc.	259	14,196
Expeditors International of Washington, Inc.	191	12,090
FedEx Corp.	59	14,166
Genesee & Wyoming, Inc., Class A2	70	4,955
JB Hunt Transport Services, Inc.	73	8,552
JetBlue Airways Corp.[2]	180	3,658
Kansas City Southern	178	19,553
Landstar System, Inc.	95	10,417
Norfolk Southern Corp.	161	21,861
Old Dominion Freight Line, Inc.	163	23,956
Ryder System, Inc.	114	8,298
Southwest Airlines Co.	278	15,924
Union Pacific Corp.	57	7,663
United Parcel Service, Inc., Class B	32	3,349
XPO Logistics, Inc.[1,2]	1,197	121,867
Total Transportation		395,039
Utilities—6.7%
AES Corp.	645	7,334
Alliant Energy Corp.	542	22,146
Ameren Corp.	685	38,792
American Electric Power Co., Inc.	438	30,042
American Water Works Co., Inc.	276	22,668
Aqua America, Inc.	392	13,351
Atmos Energy Corp.	275	23,166
Avangrid, Inc.	204	10,428
CenterPoint Energy, Inc.	1,730	47,402
CMS Energy Corp.	772	34,964
Consolidated Edison, Inc.	471	36,710
Dominion Energy, Inc.	101	6,810
DTE Energy Co.	260	27,144
Duke Energy Corp.	248	19,213
Edison International	363	23,109
Entergy Corp.	486	38,287

	Shares	Value
Eversource Energy	519	$30,579
Exelon Corp.	1,058	41,273
FirstEnergy Corp.	671	22,821
Great Plains Energy, Inc.	901	28,643
Hawaiian Electric Industries, Inc.	417	14,336
National Fuel Gas Co.	133	6,843
NextEra Energy, Inc.	157	25,643
NiSource, Inc.	1,207	28,859
NRG Energy, Inc.	3,471	105,970
OGE Energy Corp.	309	10,126
PG&E Corp.	102	4,481
Pinnacle West Capital Corp.	309	24,658
PPL Corp.	480	13,579
Public Service Enterprise Group, Inc.	561	28,185
Sempra Energy	216	24,023
Southern Co. (The)	257	11,478
UGI Corp.	338	15,014
Vectren Corp.	433	27,677
Vistra Energy Corp.[2]	760	15,831
WEC Energy Group, Inc.	460	28,842
Westar Energy, Inc.	110	5,785
Xcel Energy, Inc.	894	40,659
Total Utilities		956,871
Total Common Stocks (Cost $14,543,162)		14,200,400

Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $22,058)	22,058	22,058

Investment of Cash Collateral for Securities Loaned—0.7%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[3]
(Cost $104,291)	104,291	104,291
Total Investments—100.6% (Cost $14,669,511)		14,326,749
Liabilities in Excess of Other Assets—(0.6)%		(85,878)
Net Assets—100.0%		$14,240,871

SCHEDULE OF INVESTMENTS March 31, 2018 Unaudited Continued

Oppenheimer Russell 1000® Dynamic Multifactor ETF

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $464,133; total value of the collateral held by the Fund was $473,924. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $369,633.
2.	Non-income producing security.
3.	Rate shown represents annualized 7-day yield as of March 31, 2018.

Schedule of Investments March 31, 2018 Unaudited

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.5%
American Axle & Manufacturing Holdings, Inc.[1]	435	$6,621

Cooper Tire & Rubber Co.	147	4,307

Cooper-Standard Holdings, Inc.[1]	131	16,088

Dana, Inc.	671	17,285

Dorman Products, Inc.[1]	41	2,714

Fox Factory Holding Corp.[1]	423	14,763

Gentherm, Inc.[1]	184	6,247

LCI Industries	50	5,207

Modine Manufacturing Co.[1]	1,454	30,752

Motorcar Parts of America, Inc.[1]	179	3,836

Shiloh Industries, Inc.[1]	947	8,239

Standard Motor Products, Inc.	62	2,949

Stoneridge, Inc.[1]	975	26,910

Tenneco, Inc.	72	3,951

Tower International, Inc.	565	15,679

VOXX International Corp.[1,2]	1,397	6,915

Winnebago Industries, Inc.	503	18,913
Total Automobiles & Components		191,376
Banks—10.9%
1st Source Corp.	141	7,137

Access National Corp.	128	3,652

Allegiance Bancshares, Inc.[1]	170	6,655

American National Bankshares, Inc.	171	6,430

Ameris Bancorp	82	4,338

Arrow Financial Corp.	87	2,954

Associated Banc-Corp.	10	248

Atlantic Capital Bancshares, Inc.[1]	312	5,647

Banc of California, Inc.[2]	658	12,699

BancFirst Corp.	106	5,629

Banco Latinoamericano de Comercio Exterior SA, Class E	372	10,602

BancorpSouth Bank	142	4,516

Bank of Commerce Holdings	780	9,087

Bank of Marin Bancorp	51	3,516

Bank of NT Butterfield & Son Ltd. (The)	292	13,105

BankFinancial Corp.	201	3,413

Bankwell Financial Group, Inc.	103	3,325

Banner Corp.	90	4,994

BCB Bancorp, Inc.	338	5,290

Berkshire Hills Bancorp, Inc.	135	5,123

Blue Hills Bancorp, Inc.	340	7,089

BofI Holding, Inc.[1,2]	191	7,741

Boston Private Financial Holdings, Inc.	402	6,050

Bridge Bancorp, Inc.[2]	111	3,724

Brookline Bancorp, Inc.	308	4,990

Bryn Mawr Bank Corp.	213	9,361

BSB Bancorp, Inc.[1,2]	135	4,131

C&F Financial Corp.	146	7,680

Camden National Corp.	151	6,719

Capital City Bank Group, Inc.	225	5,569

Carolina Financial Corp.	319	12,530

Cathay General Bancorp	125	4,997

CenterState Banks Corp.	304	8,065

Central Pacific Financial Corp.	197	5,607

Century Bancorp, Inc., Class A	124	9,846

Charter Financial Corp.	262	5,342

Chemical Financial Corp.	52	2,843

	Shares	Value
Banks (Continued)
Chemung Financial Corp.	159	$7,389

Citizens & Northern Corp.	186	4,295

City Holding Co.	94	6,445

Civista Bancshares, Inc.	360	8,230

Clifton Bancorp, Inc.	187	2,927

CNB Financial Corp.	210	6,109

CoBiz Financial, Inc.	654	12,818

Codorus Valley Bancorp, Inc.	193	5,427

Columbia Banking System, Inc.	70	2,936

Community Bankers Trust Corp.[1]	772	6,948

Community Financial Corp. (The)	195	7,258

Community Trust Bancorp, Inc.	159	7,187

ConnectOne Bancorp, Inc.	221	6,365

County Bancorp, Inc.	172	5,024

CVB Financial Corp.	179	4,053

Dime Community Bancshares, Inc.	342	6,293

DNB Financial Corp.[2]	121	4,314

Eagle Bancorp, Inc.[1]	93	5,566

Entegra Financial Corp.[1]	311	9,019

Enterprise Bancorp, Inc.[2]	77	2,717

Enterprise Financial Services Corp.	189	8,864

Essent Group Ltd.[1]	183	7,788

Evans Bancorp, Inc.[2]	110	4,977

Farmers & Merchants Bancorp, Inc.	532	21,477

Farmers Capital Bank Corp.	157	6,272

Farmers National Banc Corp.	217	3,005

FB Financial Corp.[1]	78	3,166

FCB Financial Holdings, Inc., Class A1	72	3,679

Federal Agricultural Mortgage Corp., Class C	378	32,894

Fidelity Southern Corp.	135	3,114

Financial Institutions, Inc.	143	4,233

First Bancorp	415	14,795

First Bancorp, Inc.	101	2,826

First Bancshares, Inc. (The)	179	5,773

First Busey Corp.	123	3,656

First Business Financial Services, Inc.	146	3,673

First Commonwealth Financial Corp.	485	6,853

First Community Bancshares, Inc.	142	4,239

First Connecticut Bancorp, Inc.	310	7,936

First Defiance Financial Corp.	131	7,509

First Financial Bancorp	218	6,398

First Financial Bankshares, Inc.[2]	68	3,148

First Financial Corp.	81	3,370

First Foundation, Inc.[1]	540	10,012

First Guaranty Bancshares, Inc.[2]	132	3,431

First Internet Bancorp	257	9,509

First Interstate BancSystem, Inc., Class A	70	2,768

First Merchants Corp.	181	7,548

First mid-Illinois Bancshares, Inc.	175	6,379

First Midwest Bancorp, Inc.	148	3,639

First of Long Island Corp. (The)	219	6,012

Flushing Financial Corp.	206	5,554

FNB Bancorp	321	11,810

Fulton Financial Corp.	163	2,893

German American Bancorp, Inc.	138	4,602

Glacier Bancorp, Inc.[2]	104	3,992

Great Southern Bancorp, Inc.	93	4,645

Schedule of Investments March 31, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Banks (Continued)
Great Western Bancorp, Inc.	94	$3,785

Green Bancorp, Inc.[1]	684	15,219

Greene County Bancorp, Inc.[2]	145	5,321

Guaranty Bancorp	379	10,745

Hancock Holding Co.	109	5,635

Hanmi Financial Corp.	114	3,505

Heartland Financial USA, Inc.[2]	157	8,329

Heritage Commerce Corp.	485	7,993

Heritage Financial Corp.	428	13,097

Hingham Institution for Savings	18	3,708

Home Bancorp, Inc.	114	4,921

HomeStreet, Inc.[1]	106	3,037

HomeTrust Bancshares, Inc.[1]	134	3,491

Horizon Bancorp	176	5,282

Howard Bancorp, Inc.[1]	336	6,653

Independent Bank Corp.	312	7,145

Independent Bank Corp.	60	4,293

Independent Bank Group, Inc.	46	3,252

International Bancshares Corp.	76	2,956

Investar Holding Corp.[2]	338	8,737

Kearny Financial Corp.	223	2,899

Lakeland Bancorp, Inc.	332	6,590

Lakeland Financial Corp.	127	5,871

LegacyTexas Financial Group, Inc.	81	3,468

LendingTree, Inc.[1,2]	26	8,532

Macatawa Bank Corp.	285	2,927

MainSource Financial Group, Inc.	238	9,675

Malvern Bancorp, Inc.[1]	227	5,902

MBT Financial Corp.	320	3,440

Mercantile Bank Corp.	113	3,757

Meridian Bancorp, Inc.	319	6,428

Meta Financial Group, Inc.	36	3,931

MGIC Investment Corp.[1]	515	6,695

Middlefield Banc Corp.[2]	79	3,879

Midland States Bancorp, Inc.	90	2,840

MutualFirst Financial, Inc.	177	6,416

National Bank Holdings Corp., Class A	137	4,555

National Bankshares, Inc.[2]	93	4,190

National Commerce Corp.[1]	162	7,055

NBT Bancorp, Inc.	95	3,371

Nicolet Bankshares, Inc.[1]	198	10,904

NMI Holdings, Inc., Class A1	1,895	31,362

Northeast Bancorp	1,041	21,341

Northrim BanCorp, Inc.	142	4,906

Northwest Bancshares, Inc.	179	2,964

Norwood Financial Corp.	236	7,101

OceanFirst Financial Corp.	150	4,013

Ohio Valley Banc Corp.	177	7,407

Old Line Bancshares, Inc.	204	6,732

Old Point Financial Corp.	99	2,612

Old Second Bancorp, Inc.	832	11,565

Oritani Financial Corp.	250	3,838

Orrstown Financial Services, Inc.	145	3,502

Pacific Premier Bancorp, Inc.[1]	158	6,352

Park National Corp.	43	4,462

Parke Bancorp, Inc.	284	5,907

PCSB Financial Corp.[1]	238	4,993

Peapack Gladstone Financial Corp.	196	6,544

	Shares	Value
Banks (Continued)
PennyMac Financial Services, Inc., Class A1	427	$9,672

Peoples Bancorp of North Carolina, Inc.[2]	240	7,373

Peoples Bancorp, Inc.	243	8,614

Peoples Financial Services Corp.[2]	77	3,515

People's Utah Bancorp	233	7,526

Preferred Bank	201	12,904

Provident Bancorp, Inc.[1]	124	3,292

Provident Financial Services, Inc.	172	4,401

Prudential Bancorp, Inc.	149	2,703

QCR Holdings, Inc.	116	5,203

Radian Group, Inc.	332	6,321

Reliant Bancorp, Inc.	281	6,404

Renasant Corp.	108	4,596

Republic Bancorp, Inc., Class A	86	3,294

Republic First Bancorp, Inc.[1,2]	462	4,019

Riverview Bancorp, Inc.	807	7,537

S&T Bancorp, Inc.	193	7,708

Sandy Spring Bancorp, Inc.	393	15,233

Seacoast Banking Corp. of Florida[1]	391	10,350

ServisFirst Bancshares, Inc.	141	5,756

Shore Bancshares, Inc.	280	5,281

Sierra Bancorp	197	5,248

SmartFinancial, Inc.[1]	141	3,322

South State Corp.	36	3,071

Southern First Bancshares, Inc.[1]	152	6,764

Southern Missouri Bancorp, Inc.	150	5,490

Southern National Bancorp of Virginia, Inc.[2]	240	3,802

Southside Bancshares, Inc.	138	4,794

State Bank Financial Corp.	252	7,563

Stock Yards Bancorp, Inc.	70	2,457

Summit Financial Group, Inc.	117	2,926

Timberland Bancorp, Inc.	336	10,214

Tompkins Financial Corp.	44	3,333

TowneBank	393	11,240

TriCo Bancshares	322	11,985

TriState Capital Holdings, Inc.[1,2]	243	5,650

Triumph Bancorp, Inc.[1]	313	12,896

TrustCo Bank Corp. NY	1,105	9,337

Trustmark Corp.	107	3,334

Two River Bancorp	306	5,523

Umpqua Holdings Corp.	203	4,346

Union Bankshares Corp.	178	6,534

Union Bankshares, Inc.[2]	66	3,353

United Community Banks, Inc.	130	4,115

United Community Financial Corp.	446	4,398

United Financial Bancorp, Inc.	289	4,682

United Security Bancshares/Fresno CA	388	4,171

Unity Bancorp, Inc.	242	5,324

Univest Corp. of Pennsylvania	137	3,795

Valley National Bancorp	491	6,118

Veritex Holdings, Inc.[1]	103	2,850

Walker & Dunlop, Inc.	977	58,053

Washington Federal, Inc.	106	3,668

Washington Trust Bancorp, Inc.	80	4,300

Waterstone Financial, Inc.	205	3,547

WesBanco, Inc.	110	4,653

West Bancorporation, Inc.	224	5,734

Westamerica Bancorporation	51	2,962

Schedule of Investments March 31, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Banks (Continued)
Western New England Bancorp, Inc.	405	$4,313

Wintrust Financial Corp.	47	4,044

WSFS Financial Corp.	139	6,658
Total Banks		1,388,702
Capital Goods—13.6%
AAON, Inc.	121	4,719

AAR Corp.	240	10,586

Actuant Corp., Class A	116	2,697

Advanced Drainage Systems, Inc.	390	10,101

Aegion Corp.[1]	411	9,416

Aerojet Rocketdyne Holdings, Inc.[1]	842	23,551

Aerovironment, Inc.[1]	371	16,884

Aircastle Ltd.	414	8,222

Alamo Group, Inc.	232	25,497

Albany International Corp., Class A	246	15,424

Allied Motion Technologies, Inc.	373	14,827

Altra Industrial Motion Corp.	339	15,577

Ameresco, Inc., Class A1	747	9,711

American Woodmark Corp.[1]	147	14,472

Apogee Enterprises, Inc.	122	5,289

Applied Industrial Technologies, Inc.	118	8,602

Argan, Inc.	86	3,694

Armstrong Flooring, Inc.[1]	166	2,253

Astec Industries, Inc.	58	3,200

Astronics Corp.[1]	183	6,826

Axon Enterprise, Inc.[1,2]	139	5,464

Barnes Group, Inc.	147	8,804

Beacon Roofing Supply, Inc.[1]	115	6,103

Blue Bird Corp.[1]	198	4,693

BMC Stock Holdings, Inc.[1]	861	16,833

Briggs & Stratton Corp.	698	14,944

Builders FirstSource, Inc.[1]	2,498	49,560

Caesarstone Ltd.	121	2,378

CAI International, Inc.[1,2]	1,214	25,810

Chart Industries, Inc.[1]	331	19,539

Columbus McKinnon Corp.	722	25,876

Comfort Systems USA, Inc.	387	15,964

Commercial Vehicle Group, Inc.[1]	3,359	26,032

Continental Building Products, Inc.[1]	557	15,902

CSW Industrials, Inc.[1]	277	12,479

Cubic Corp.	98	6,233

Curtiss-Wright Corp.	35	4,727

DMC Global, Inc.	500	13,375

Douglas Dynamics, Inc.	370	16,039

Ducommun, Inc.[1]	247	7,504

Dycom Industries, Inc.[1]	81	8,718

Eastern Co. (The)	197	5,614

EMCOR Group, Inc.	71	5,533

Encore Wire Corp.	151	8,562

EnPro Industries, Inc.	141	10,911

EnviroStar, Inc.[2]	190	7,458

ESCO Technologies, Inc.	99	5,796

Federal Signal Corp.	842	18,541

Foundation Building Materials, Inc.[1]	311	4,637

Franklin Electric Co., Inc.	189	7,702

FreightCar America, Inc.	377	5,052

GATX Corp.[2]	105	7,191

Gencor Industries, Inc.[1,2]	171	2,753

	Shares	Value
Capital Goods (Continued)
Generac Holdings, Inc.[1]	201	$9,228

General Cable Corp.	680	20,128

Global Brass & Copper Holdings, Inc.	241	8,061

GMS, Inc.[1]	376	11,491

Gorman-Rupp Co. (The)	104	3,042

Granite Construction, Inc.	121	6,759

Great Lakes Dredge & Dock Corp.[1]	1,398	6,431

Greenbrier Cos., Inc. (The)[2]	409	20,552

Griffon Corp.	140	2,555

H&E Equipment Services, Inc.	986	37,951

Hardinge, Inc.	962	17,624

Harsco Corp.[1]	898	18,544

HC2 Holdings, Inc.[1,2]	3,854	20,272

Herc Holdings, Inc.[1]	479	31,111

Hillenbrand, Inc.	230	10,557

Hurco Cos., Inc.	255	11,705

Huttig Building Products, Inc.[1,2]	498	2,605

Hyster-Yale Materials Handling, Inc.	235	16,434

IES Holdings, Inc.[1,2]	176	2,666

JELD-WEN Holding, Inc.[1]	82	2,511

John Bean Technologies Corp.	71	8,051

Kadant, Inc.	311	29,390

Kaman Corp.	236	14,660

KBR, Inc.	395	6,395

Kennametal, Inc.	245	9,839

KLX, Inc.[1]	159	11,299

Kratos Defense & Security Solutions, Inc.[1,2]	1,035	10,650

Lawson Products, Inc.[1]	112	2,828

Layne Christensen Co.[1]	539	8,042

LB Foster Co., Class A1	240	5,652

Lindsay Corp.	73	6,675

Lydall, Inc.[1]	60	2,895

Manitowoc Co., Inc. (The)[1]	1,057	30,082

Masonite International Corp.[1]	164	10,061

MasTec, Inc.[1,2]	109	5,128

Mercury Systems, Inc.[1]	325	15,704

Meritor, Inc.[1]	2,130	43,793

Milacron Holdings Corp.[1]	195	3,927

Miller Industries, Inc.	211	5,275

Moog, Inc., Class A1	138	11,373

Mueller Industries, Inc.	215	5,624

MYR Group, Inc.[1]	162	4,993

National Presto Industries, Inc.[2]	28	2,625

Navistar International Corp.[1]	161	5,630

NCI Building Systems, Inc.[1]	299	5,292

NN, Inc.	1,322	31,728

NV5 Global, Inc.[1]	293	16,335

Omega Flex, Inc.	54	3,515

Park-Ohio Holdings Corp.	163	6,333

Patrick Industries, Inc.[1,2]	221	13,669

PGT Innovations, Inc.[1]	1,455	27,136

Plug Power, Inc.[1,2]	2,686	5,077

Ply Gem Holdings, Inc.[1]	254	5,486

Preformed Line Products Co.	138	8,982

Primoris Services Corp.	335	8,368

Proto Labs, Inc.[1]	173	20,336

Quanex Building Products Corp.	438	7,621

Raven Industries, Inc.	422	14,791

Schedule of Investments March 31, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Capital Goods (Continued)
RBC Bearings, Inc.[1]	70	$8,694

REV Group, Inc.	146	3,031

Rexnord Corp.[1]	503	14,929

Rush Enterprises, Inc., Class A1	746	31,698

Rush Enterprises, Inc., Class B1	172	6,945

Simpson Manufacturing Co., Inc.	161	9,272

SiteOne Landscape Supply, Inc.[1]	215	16,564

Spartan Motors, Inc.	1,892	32,542

Sparton Corp.[1]	173	3,012

SPX Corp.[1]	544	17,669

SPX FLOW, Inc.[1]	120	5,903

Standex International Corp.	89	8,486

Sterling Construction Co., Inc.[1]	2,554	29,269

Sun Hydraulics Corp.	246	13,176

Sunrun, Inc.[1,2]	673	6,010

Tennant Co.	53	3,588

Textainer Group Holdings Ltd.[1]	1,039	17,611

Thermon Group Holdings, Inc.[1,2]	236	5,289

Titan International, Inc.	519	6,545

Titan Machinery, Inc.[1,2]	445	10,484

TPI Composites, Inc.[1]	349	7,835

Trex Co., Inc.[1]	112	12,182

TriMas Corp.[1]	316	8,295

Triton International Limited	403	12,332

Triumph Group, Inc.	814	20,513

Tutor Perini Corp.[1,2]	142	3,131

Twin Disc, Inc.[1]	403	8,761

Universal Forest Products, Inc.	258	8,372

Vectrus, Inc.[1]	959	35,713

Vicor Corp.[1]	316	9,022

Wabash National Corp.	1,561	32,484

Watts Water Technologies, Inc., Class A	99	7,692

Willis Lease Finance Corp.[1]	113	3,874

Woodward, Inc.	48	3,440
Total Capital Goods		1,728,125
Commercial & Professional Services—4.6%
ABM Industries, Inc.	133	4,453

ACCO Brands Corp.	709	8,898

Advanced Disposal Services, Inc.[1]	227	5,058

Barrett Business Services, Inc.	152	12,598

BG Staffing, Inc.	249	4,728

Brady Corp., Class A	188	6,984

Brink's Co. (The)	211	15,055

Casella Waste Systems, Inc., Class A1	1,455	34,018

CBIZ, Inc.[1]	856	15,622

Cimpress NV1	53	8,199

Covanta Holding Corp.	479	6,945

CRA International, Inc.	379	19,818

Deluxe Corp.	53	3,923

Ennis, Inc.	660	13,002

Exponent, Inc.	113	8,887

Forrester Research, Inc.	215	8,912

FTI Consulting, Inc.[1]	140	6,777

Healthcare Services Group, Inc.	133	5,783

Heidrick & Struggles International, Inc.	268	8,375

Heritage-Crystal Clean, Inc.[1]	358	8,431

Herman Miller, Inc.	191	6,102

Hill International, Inc.[1]	1,901	10,836

	Shares	Value
Commercial & Professional Services (Continued)
ICF International, Inc.	155	$9,060

InnerWorkings, Inc.[1]	768	6,950

Insperity, Inc.	489	34,010

Interface, Inc.	858	21,622

Kelly Services, Inc., Class A	997	28,953

Kforce, Inc.	529	14,309

Kimball International, Inc., Class B	605	10,309

Knoll, Inc.	128	2,584

Korn/Ferry International	437	22,545

McGrath RentCorp.	376	20,187

Mobile Mini, Inc.	320	13,920

MSA Safety, Inc.	70	5,827

Multi-Color Corp.	46	3,038

NL Industries, Inc.[1]	280	2,198

On Assignment, Inc.[1]	241	19,733

Quad/Graphics, Inc.	229	5,805

Resources Connection, Inc.	221	3,580

RPX Corp.	1,309	13,993

SP Plus Corp.[1]	438	15,593

Steelcase, Inc., Class A	399	5,426

Tetra Tech, Inc.	169	8,273

TriNet Group, Inc.[1]	353	16,351

TrueBlue, Inc.[1]	923	23,906

UniFirst Corp.	35	5,658

US Ecology, Inc.	93	4,957

Viad Corp.	342	17,938

VSE Corp.	258	13,344

Willdan Group, Inc.[1]	233	6,606
Total Commercial & Professional Services		580,079
Consumer Durables & Apparel—5.1%
Acushnet Holdings Corp.	171	3,948

AV Homes, Inc.[1]	518	9,609

Bassett Furniture Industries, Inc.	557	16,905

Beazer Homes USA, Inc.[1]	2,040	32,538

Callaway Golf Co.[2]	1,748	28,597

Cavco Industries, Inc.[1]	150	26,063

Century Communities, Inc.[1]	538	16,113

Clarus Corp.[1]	612	4,131

Crocs, Inc.[1]	2,936	47,710

CSS Industries, Inc.	170	2,975

Deckers Outdoor Corp.[1,2]	220	19,807

Delta Apparel, Inc.[1]	232	4,181

G-III Apparel Group Ltd.[1]	136	5,124

Green Brick Partners, Inc.[1]	342	3,728

Hamilton Beach Brands Holding Co., Class A	132	2,801

Helen of Troy Ltd.[1]	113	9,831

Hooker Furniture Corp.[2]	501	18,387

Hovnanian Enterprises, Inc., Class A1	1,654	3,027

Installed Building Products, Inc.[1]	187	11,229

iRobot Corp.[1,2]	189	12,132

Johnson Outdoors, Inc., Class A	273	16,926

KB Home	947	26,942

La-Z-Boy, Inc.	115	3,444

LGI Homes, Inc.[1,2]	307	21,665

M.D.C. Holdings, Inc.	611	17,059

M/I Homes, Inc.[1]	854	27,200

Malibu Boats, Inc., Class A1	902	29,955

MCBC Holdings, Inc.[1]	1,106	27,871

Schedule of Investments March 31, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Consumer Durables & Apparel (Continued)
Meritage Homes Corp.[1]	369	$16,697

Movado Group, Inc.	171	6,566

Oxford Industries, Inc.	186	13,868

Perry Ellis International, Inc.[1]	203	5,237

PICO Holdings, Inc.[1]	422	4,832

Steven Madden Ltd.	153	6,717

Sturm Ruger & Co., Inc.[2]	135	7,088

Superior Uniform Group, Inc.	295	7,750

Taylor Morrison Home Corp., Class A1	407	9,475

TopBuild Corp.[1]	419	32,062

TRI Pointe Group, Inc.[1]	983	16,151

Unifi, Inc.[1]	228	8,265

William Lyon Homes, Class A1	1,181	32,466

Wolverine World Wide, Inc.	538	15,548

ZAGG, Inc.[1]	1,533	18,703
Total Consumer Durables & Apparel		651,323
Consumer Services—3.9%
Adtalem Global Education, Inc.[1]	319	15,169

American Public Education, Inc.[1]	180	7,740

Belmond Ltd., Class A1	229	2,553

BJ's Restaurants, Inc.	145	6,511

Bloomin' Brands, Inc.	404	9,809

Boyd Gaming Corp.[2]	456	14,528

Capella Education Co.	54	4,717

Career Education Corp.[1]	907	11,918

Carriage Services, Inc.	113	3,126

Carrols Restaurant Group, Inc.[1]	463	5,186

Century Casinos, Inc.[1]	333	2,484

Chegg, Inc.[1,2]	1,162	24,007

Churchill Downs, Inc.	48	11,714

Collectors Universe, Inc.	276	4,336

Cracker Barrel Old Country Store, Inc.	19	3,025

Dave & Buster's Entertainment, Inc.[1]	75	3,131

Denny's Corp.[1]	446	6,882

Drive Shack, Inc.[1,2]	2,850	13,623

Eldorado Resorts, Inc.[1]	477	15,741

Golden Entertainment, Inc.[1]	425	9,873

Grand Canyon Education, Inc.[1]	109	11,436

ILG, Inc.	503	15,648

International Speedway Corp., Class A	251	11,069

Jack in the Box, Inc.	31	2,645

K12, Inc.[1]	279	3,956

La Quinta Holdings, Inc.[1]	551	10,419

Laureate Education, Inc., Class A1	1,475	20,281

Lindblad Expeditions Holdings, Inc.[1]	340	3,492

Marcus Corp. (The)	137	4,158

Marriott Vacations Worldwide Corp.	96	12,787

Monarch Casino & Resort, Inc.[1]	436	18,439

Nathan's Famous, Inc.	131	9,681

Penn National Gaming, Inc.[1]	1,489	39,101

Pinnacle Entertainment, Inc.[1]	697	21,015

Planet Fitness, Inc., Class A1	349	13,182

RCI Hospitality Holdings, Inc.	750	21,293

Red Robin Gourmet Burgers, Inc.[1,2]	97	5,626

Red Rock Resorts, Inc., Class A	380	11,126

Regis Corp.[1]	511	7,731

Ruth's Hospitality Group, Inc.	412	10,073

Scientific Games Corp.[1]	148	6,157

	Shares	Value
Consumer Services (Continued)
Shake Shack, Inc., Class A1,2	81	$3,372

Sonic Corp.[2]	183	4,617

Sotheby's1	101	5,182

Strayer Education, Inc.	102	10,307

Texas Roadhouse, Inc.	77	4,449

Weight Watchers International, Inc.[1]	249	15,866

Wingstop, Inc.	230	10,863
Total Consumer Services		490,044
Diversified Financials—4.6%
AG Mortgage Investment Trust, Inc.	878	15,251

Anworth Mortgage Asset Corp.	2,255	10,824

Apollo Commercial Real Estate Finance, Inc.	649	11,669

Ares Commercial Real Estate Corp.	428	5,286

Artisan Partners Asset Management, Inc., Class A	375	12,488

B. Riley Financial, Inc.[2]	382	7,449

BrightSphere Investment Group PLC	471	7,423

Cannae Holdings, Inc.[1]	934	17,615

Capstead Mortgage Corp.	818	7,076

Cherry Hill Mortgage Investment Corp.	334	5,858

Cohen & Steers, Inc.	136	5,530

CYS Investments, Inc.	1,610	10,819

Diamond Hill Investment Group, Inc.	32	6,610

Donnelley Financial Solutions, Inc.[1]	478	8,207

Dynex Capital, Inc.	1,794	11,894

Elevate Credit, Inc.[1,2]	693	4,906

Encore Capital Group, Inc.[1,2]	1,107	50,036

Enova International, Inc.[1]	1,497	33,009

Evercore, Inc., Class A	129	11,249

EZCORP, Inc., Class A1	896	11,827

FirstCash, Inc.	175	14,219

GAIN Capital Holdings, Inc.[2]	1,029	6,946

Granite Point Mortgage Trust, Inc.	464	7,675

Great Ajax Corp.	342	4,634

Green Dot Corp., Class A1	292	18,735

Hamilton Lane, Inc., Class A	142	5,287

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	514	10,023

Houlihan Lokey, Inc.	384	17,126

INTL. FCStone, Inc.[1]	233	9,944

Invesco Mortgage Capital, Inc.	1,429	23,407

Investment Technology Group, Inc.	172	3,395

Ladder Capital Corp.	993	14,974

Ladenburg Thalmann Financial Services, Inc.	1,664	5,441

Marlin Business Services Corp.	179	5,075

Moelis & Co., Class A	412	20,950

MTGE Investment Corp.	894	16,003

Nelnet, Inc., Class A	135	7,075

New York Mortgage Trust, Inc.	1,535	9,103

On Deck Capital, Inc.[1]	1,333	7,452

Oppenheimer Holdings, Inc., Class A3	408	10,506

Orchid Island Capital, Inc.	658	4,849

Piper Jaffray Cos.	72	5,980

PJT Partners, Inc., Class A	603	30,210

PRA Group, Inc.[1]	138	5,244

Regional Management Corp.[1]	143	4,553

Resource Capital Corp.	359	3,414

Sutherland Asset Management Corp.	571	8,651

Schedule of Investments March 31, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Diversified Financials (Continued)
Tiptree, Inc.	750	$4,763

Virtus Investment Partners, Inc.	51	6,314

Waddell & Reed Financial, Inc., Class A	410	8,286

Western Asset Mortgage Capital Corp.	302	2,926

Westwood Holdings Group, Inc.	98	5,536

World Acceptance Corp.[1]	224	23,587
Total Diversified Financials		587,309
Energy—1.6%
Adams Resources & Energy, Inc.	73	3,175

Arch Coal, Inc., Class A	105	9,647

Archrock, Inc.	307	2,686

Ardmore Shipping Corp.[1]	1,436	10,914

California Resources Corp.[1]	317	5,437

CVR Energy, Inc.	193	5,832

Delek US Holdings, Inc.	411	16,728

DHT Holdings, Inc.	1,881	6,395

Exterran Corp.[1]	516	13,777

GasLog Ltd.	335	5,511

Gener8 Maritime, Inc.[1]	1,308	7,390

Gulf Island Fabrication, Inc.	398	2,826

International Seaways, Inc.[1]	1,072	18,867

McDermott International, Inc.[1]	782	4,762

Midstates Petroleum Co., Inc.[1]	167	2,226

NACCO Industries, Inc., Class A	527	17,312

Newpark Resources, Inc.[1]	866	7,015

Par Pacific Holdings, Inc.[1]	790	13,564

Penn Virginia Corp.[1]	85	2,978

ProPetro Holding Corp.[1]	192	3,051

Renewable Energy Group, Inc.[1]	1,397	17,882

REX American Resources Corp.[1]	36	2,621

Ring Energy, Inc.[1]	331	4,750

Select Energy Services, Inc., Class A1,2	184	2,322

Ship Finance International Ltd.[2]	542	7,751

Solaris Oilfield Infrastructure, Inc., Class A1	228	3,776

Teekay Corp.[2]	1,068	8,640

Tellurian, Inc.[1,2]	281	2,026
Total Energy		209,861
Food & Staples Retailing—0.3%
Chefs' Warehouse, Inc. (The)[1]	732	16,836

Performance Food Group Co.[1]	494	14,746

PriceSmart, Inc.	36	3,008

United Natural Foods, Inc.[1]	103	4,423
Total Food & Staples Retailing		39,013
Food, Beverage & Tobacco—1.2%
Alico, Inc.	92	2,502

B&G Foods, Inc.	73	1,730

Boston Beer Co., Inc. (The), Class A1,2	37	6,995

Calavo Growers, Inc.	225	20,745

Castle Brands, Inc.[1,2]	4,008	4,970

Coca-Cola Bottling Co. Consolidated	55	9,497

Craft Brew Alliance, Inc.[1]	199	3,701

Darling Ingredients, Inc.[1]	751	12,992

Farmer Brothers Co.[1]	87	2,627

Freshpet, Inc.[1]	862	14,180

Hostess Brands, Inc.[1,2]	381	5,635

J&J Snack Foods Corp.	29	3,960

John B. Sanfilippo & Son, Inc.	76	4,398

Landec Corp.[1]	381	4,972

Limoneira Co.	293	6,953

	Shares	Value
Food, Beverage & Tobacco (Continued)
MGP Ingredients, Inc.	218	$19,531

Primo Water Corp.[1]	262	3,068

Sanderson Farms, Inc.	123	14,639

Turning Point Brands, Inc.	222	4,316

Universal Corp.	99	4,802

Vector Group Ltd.	171	3,487
Total Food, Beverage & Tobacco		155,700
Health Care Equipment & Services—8.5%
AAC Holdings, Inc.[1,2]	461	5,292

Abaxis, Inc.	72	5,085

Allscripts Healthcare Solutions, Inc.[1]	928	11,461

Almost Family, Inc.[1]	365	20,440

Amedisys, Inc.[1]	257	15,507

AMN Healthcare Services, Inc.[1]	217	12,315

Analogic Corp.	45	4,316

AngioDynamics, Inc.[1]	373	6,434

Anika Therapeutics, Inc.[1]	127	6,314

Atrion Corp.	18	11,363

AxoGen, Inc.[1]	573	20,915

BioScrip, Inc.[1]	7,252	17,840

BioTelemetry, Inc.[1,2]	446	13,848

Cantel Medical Corp.	46	5,125

Capital Senior Living Corp.[1]	204	2,193

Cardiovascular Systems, Inc.[1]	117	2,566

Chemed Corp.	48	13,097

Civitas Solutions, Inc.[1]	291	4,481

Computer Programs & Systems, Inc.	291	8,497

CONMED Corp.	172	10,893

CorVel Corp.[1]	251	12,688

Cross Country Healthcare, Inc.[1]	258	2,866

CryoLife, Inc.[1]	206	4,130

Cutera, Inc.[1]	548	27,537

Diplomat Pharmacy, Inc.[1]	797	16,060

Encompass Health Corp.	129	7,375

Ensign Group, Inc. (The)	464	12,203

FONAR Corp.[1]	249	7,420

Globus Medical, Inc., Class A1	417	20,775

Haemonetics Corp.[1]	206	15,071

Halyard Health, Inc.[1]	259	11,935

HealthEquity, Inc.[1]	92	5,570

Heska Corp.[1]	99	7,828

HMS Holdings Corp.[1]	188	3,166

ICU Medical, Inc.[1]	26	6,562

Inogen, Inc.[1]	104	12,775

Inovalon Holdings, Inc., Class A1,2	1,627	17,246

Insulet Corp.[1]	137	11,875

Integer Holdings Corp.[1]	698	39,472

Integra LifeSciences Holdings Corp.[1]	77	4,261

Invacare Corp.	777	13,520

iRhythm Technologies, Inc.[1]	200	12,590

Kindred Healthcare, Inc.[1]	1,021	9,342

Lantheus Holdings, Inc.[1]	1,419	22,562

LeMaitre Vascular, Inc.	444	16,086

LHC Group, Inc.[1]	442	27,210

LivaNova PLC[1]	129	11,417

Magellan Health, Inc.[1]	169	18,100

Masimo Corp.[1]	84	7,388

Medidata Solutions, Inc.[1]	95	5,967

Schedule of Investments March 31, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Health Care Equipment & Services (Continued)
Merit Medical Systems, Inc.[1]	412	$18,684

Molina Healthcare, Inc.[1,2]	185	15,018

National Healthcare Corp.	42	2,504

National Research Corp., Class A	383	11,203

Natus Medical, Inc.[1]	217	7,302

Neogen Corp.[1]	107	7,168

Nevro Corp.[1,2]	43	3,727

Novocure Ltd.[1]	275	5,995

NxStage Medical, Inc.[1]	142	3,530

Omnicell, Inc.[1]	292	12,673

OraSure Technologies, Inc.[1]	1,095	18,495

Orthofix International NV1	467	27,450

Penumbra, Inc.[1,2]	81	9,368

Providence Service Corp. (The)[1]	682	47,153

Pulse Biosciences, Inc.[1,2]	283	3,829

Quality Systems, Inc.[1]	524	7,153

Quidel Corp.[1]	461	23,884

R1 RCM, Inc.[1]	6,999	49,973

RadNet, Inc.[1]	3,473	50,011

RTI Surgical, Inc.[1]	2,098	9,651

Select Medical Holdings Corp.[1]	1,015	17,509

Simulations Plus, Inc.	595	8,776

STAAR Surgical Co.[1,2]	699	10,345

Surmodics, Inc.[1]	260	9,893

Tabula Rasa HealthCare, Inc.[1]	344	13,347

Tactile Systems Technology, Inc.[1,2]	459	14,596

Teladoc, Inc.[1,2]	282	11,365

Tenet Healthcare Corp.[1,2]	352	8,536

Tivity Health, Inc.[1]	317	12,569

Triple-S Management Corp., Class B1	715	18,690

US Physical Therapy, Inc.	76	6,179

Utah Medical Products, Inc.	69	6,821

Varex Imaging Corp.[1]	294	10,519

ViewRay, Inc.[1,2]	437	2,810

Vocera Communications, Inc.[1]	509	11,921
Total Health Care Equipment & Services		1,087,626
Household & Personal Products—0.6%
Central Garden & Pet Co., Class A1	252	9,982

HRG Group, Inc.[1]	266	4,386

Inter Parfums, Inc.	182	8,581

Medifast, Inc.	369	34,483

Oil-Dri Corp. of America	141	5,667

USANA Health Sciences, Inc.[1]	61	5,240

WD-40 Co.	42	5,532
Total Household & Personal Products		73,871
Insurance—2.7%
American Equity Investment Life Holding Co.	850	24,956

AMERISAFE, Inc.	130	7,182

Argo Group International Holdings Ltd.	82	4,707

Atlas Financial Holdings, Inc.[1]	202	2,091

Baldwin & Lyons, Inc., Class B	147	3,234

CNO Financial Group, Inc.	492	10,662

Donegal Group, Inc., Class A	207	3,271

eHealth, Inc.[1]	782	11,190

EMC Insurance Group, Inc.	149	4,035

Employers Holdings, Inc.	438	17,717

Enstar Group Ltd.[1]	13	2,733

Genworth Financial, Inc., Class A1	1,681	4,757

	Shares	Value
Insurance (Continued)
Global Indemnity Ltd.	123	$4,246

Greenlight Capital Re Ltd., Class A1	126	2,022

Hallmark Financial Services, Inc.[1]	322	2,872

Health Insurance Innovations, Inc., Class A1	706	20,403

Heritage Insurance Holdings, Inc.[2]	740	11,218

Horace Mann Educators Corp.	225	9,619

Independence Holding Co.[2]	370	13,190

Infinity Property & Casualty Corp.	216	25,574

Investors Title Co.	34	6,797

James River Group Holdings Ltd.	204	7,236

Kemper Corp.	189	10,773

Kingstone Cos., Inc.	512	8,602

Kinsale Capital Group, Inc.	322	16,528

National Western Life Group, Inc., Class A	36	10,976

Navigators Group, Inc. (The)	64	3,690

Primerica, Inc.	103	9,950

RLI Corp.	52	3,296

Safety Insurance Group, Inc.	167	12,834

Selective Insurance Group, Inc.	246	14,932

State Auto Financial Corp.	126	3,600

Stewart Information Services Corp.	170	7,470

Third Point Reinsurance Ltd.[1]	725	10,114

Trupanion, Inc.[1,2]	582	17,396

United Fire Group, Inc.	157	7,514

Universal Insurance Holdings, Inc.	322	10,272
Total Insurance		347,659
Materials—4.9%
A. Schulman, Inc.	429	18,447

Advanced Emissions Solutions, Inc.[2]	903	10,312

AdvanSix, Inc.[1]	1,142	39,719

Allegheny Technologies, Inc.[1,2]	158	3,741

American Vanguard Corp.	309	6,242

Balchem Corp.	39	3,188

Boise Cascade Co.	1,388	53,577

Carpenter Technology Corp.	264	11,648

Century Aluminum Co.[1]	586	9,692

Chase Corp.	101	11,761

Commercial Metals Co.	158	3,233

Core Molding Technologies, Inc.	404	7,203

Ferro Corp.[1]	889	20,643

FutureFuel Corp.	259	3,105

GCP Applied Technologies, Inc.[1]	216	6,275

Greif, Inc., Class A	61	3,187

H.B. Fuller Co.	158	7,857

Ingevity Corp.[1]	124	9,138

Innophos Holdings, Inc.	72	2,895

Innospec, Inc.	82	5,625

Intrepid Potash, Inc.[1]	992	3,611

Kaiser Aluminum Corp.	210	21,189

KapStone Paper and Packaging Corp.	253	8,680

KMG Chemicals, Inc.	357	21,402

Koppers Holdings, Inc.[1]	376	15,454

Kraton Corp.[1]	841	40,124

Kronos Worldwide, Inc.	143	3,232

Louisiana-Pacific Corp.	437	12,573

LSB Industries, Inc.[1,2]	417	2,556

Materion Corp.	449	22,921

Minerals Technologies, Inc.	39	2,611

Schedule of Investments March 31, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Materials (Continued)
Myers Industries, Inc.	946	$20,008

Neenah, Inc.	92	7,213

OMNOVA Solutions, Inc.[1]	964	10,122

PH Glatfelter Co.	214	4,393

PolyOne Corp.	270	11,480

Quaker Chemical Corp.	67	9,925

Rayonier Advanced Materials, Inc.[2]	877	18,829

Schnitzer Steel Industries, Inc., Class A	406	13,134

Schweitzer-Mauduit International, Inc.	145	5,677

Sensient Technologies Corp.[2]	41	2,894

Stepan Co.	63	5,240

Summit Materials, Inc., Class A1,2	308	9,326

SunCoke Energy, Inc.[1]	635	6,833

Trinseo SA	196	14,514

Tronox Ltd., Class A	1,765	32,547

U.S. Concrete, Inc.[1,2]	198	11,959

UFP Technologies, Inc.[1]	117	3,452

United States Lime & Minerals, Inc.	43	3,147

Verso Corp., Class A1	2,484	41,831
Total Materials		624,365
Media—1.6%
Beasley Broadcast Group, Inc., Class A	559	6,317

Central European Media Enterprises Ltd., Class A1,2	801	3,364

Clear Channel Outdoor Holdings, Inc., Class A	962	4,714

Entravision Communications Corp., Class A	598	2,811

Eros International PLC[1,2]	238	2,594

Gannett Co., Inc.	2,338	23,333

Gray Television, Inc.[1]	3,047	38,697

Liberty Media Corp.-Liberty Braves, Class C1	214	4,883

Loral Space & Communications, Inc.[1]	93	3,873

MDC Partners, Inc., Class A1	3,184	22,925

Meredith Corp.	113	6,079

MSG Networks, Inc., Class A1	193	4,362

New Media Investment Group, Inc.	1,020	17,483

New York Times Co., (The), Class A	441	10,628

Nexstar Media Group, Inc., Class A	83	5,520

Reading International, Inc., Class A1	176	2,930

Sinclair Broadcast Group, Inc., Class A2	207	6,479

tronc, Inc.[1]	764	12,545

WideOpenWest, Inc.[1,2]	430	3,075

World Wrestling Entertainment, Inc., Class A	742	26,719
Total Media		209,331
Pharmaceuticals, Biotechnology & Life Sciences—4.8%
Abeona Therapeutics, Inc.[1,2]	564	8,093

Acceleron Pharma, Inc.[1,2]	145	5,670

Adamas Pharmaceuticals, Inc.[1,2]	146	3,489

Aerie Pharmaceuticals, Inc.[1,2]	95	5,154

Aimmune Therapeutics, Inc.[1,2]	168	5,347

Akebia Therapeutics, Inc.[1]	535	5,099

Amicus Therapeutics, Inc.[1,2]	442	6,648

AnaptysBio, Inc.[1,2]	40	4,163

ANI Pharmaceuticals, Inc.[1]	56	3,260

Arena Pharmaceuticals, Inc.[1]	478	18,881

Array BioPharma, Inc.[1,2]	501	8,176

Assembly Biosciences, Inc.[1]	213	10,467

Audentes Therapeutics, Inc.[1]	130	3,907

Avexis, Inc.[1]	82	10,134

Blueprint Medicines Corp.[1]	156	14,305

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Calithera Biosciences, Inc.[1]	343	$2,161

Cambrex Corp.[1]	70	3,661

Catalent, Inc.[1]	199	8,171

Catalyst Pharmaceuticals, Inc.[1]	1,579	3,774

Codexis, Inc.[1,2]	565	6,215

Conatus Pharmaceuticals, Inc.[1]	992	5,823

Concert Pharmaceuticals, Inc.[1]	171	3,916

Corcept Therapeutics, Inc.[1,2]	888	14,608

Corium International, Inc.[1,2]	347	3,980

Cytokinetics, Inc.[1]	382	2,750

CytomX Therapeutics, Inc.[1]	409	11,636

Dynavax Technologies Corp.[1,2]	311	6,173

Editas Medicine, Inc.[1,2]	180	5,967

Emergent BioSolutions, Inc.[1]	108	5,686

Enanta Pharmaceuticals, Inc.[1]	356	28,804

Enzo Biochem, Inc.[1]	859	4,707

Esperion Therapeutics, Inc.[1,2]	134	9,692

Exact Sciences Corp.[1,2]	63	2,541

FibroGen, Inc.[1]	183	8,455

Foundation Medicine, Inc.[1]	82	6,458

Global Blood Therapeutics, Inc.[1]	245	11,834

Halozyme Therapeutics, Inc.[1]	381	7,464

Immunomedics, Inc.[1,2]	516	7,539

Innoviva, Inc.[1,2]	582	9,702

Insmed, Inc.[1]	218	4,909

Intellia Therapeutics, Inc.[1,2]	136	2,868

Intersect ENT, Inc.[1]	500	19,650

Jounce Therapeutics, Inc.[1,2]	368	8,225

Kura Oncology, Inc.[1]	367	6,881

La Jolla Pharmaceutical Co.[1,2]	126	3,752

Lannett Co., Inc.[1,2]	240	3,852

Ligand Pharmaceuticals, Inc.[1,2]	61	10,075

Loxo Oncology, Inc.[1]	123	14,191

Luminex Corp.	292	6,152

Madrigal Pharmaceuticals, Inc.[1]	85	9,927

MiMedx Group, Inc.[1,2]	1,212	8,448

MyoKardia, Inc.[1]	278	13,566

Myriad Genetics, Inc.[1,2]	636	18,794

Nektar Therapeutics[1]	53	5,632

Omeros Corp.[1,2]	433	4,837

Pacira Pharmaceuticals, Inc.[1]	168	5,233

PDL BioPharma, Inc.[1]	12,226	35,944

Phibro Animal Health Corp., Class A	476	18,897

Pieris Pharmaceuticals, Inc.[1]	670	4,569

Portola Pharmaceuticals, Inc.[1]	87	2,841

PRA Health Sciences, Inc.[1]	70	5,807

Puma Biotechnology, Inc.[1]	40	2,722

REGENXBIO, Inc.[1]	140	4,179

Repligen Corp.[1]	97	3,509

Retrophin, Inc.[1]	141	3,153

Revance Therapeutics, Inc.[1,2]	106	3,265

Rhythm Pharmaceuticals, Inc.[1,2]	103	2,050

Sage Therapeutics, Inc.[1]	64	10,309

Sangamo Therapeutics, Inc.[1]	689	13,091

Sarepta Therapeutics, Inc.[1,2]	71	5,260

Spark Therapeutics, Inc.[1,2]	55	3,662

Spectrum Pharmaceuticals, Inc.[1]	615	9,895

Supernus Pharmaceuticals, Inc.[1]	592	27,114

Schedule of Investments March 31, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Zogenix, Inc.[1,2]	281	$11,254
Total Pharmaceuticals, Biotechnology & Life Sciences		609,023
Real Estate—4.4%
Acadia Realty Trust	99	2,435

Agree Realty Corp.	177	8,503

Alexander & Baldwin, Inc.	546	12,629

Altisource Portfolio Solutions SA1	263	6,985

American Assets Trust, Inc.	79	2,639

Armada Hoffler Properties, Inc.	686	9,391

Ashford Hospitality Trust, Inc.	962	6,215

CareTrust REIT, Inc.	700	9,380

CatchMark Timber Trust, Inc., Class A	764	9,527

Cedar Realty Trust, Inc.	713	2,809

Chatham Lodging Trust	481	9,211

Chesapeake Lodging Trust	372	10,345

City Office REIT, Inc.	432	4,994

Clipper Realty, Inc.	299	2,533

Community Healthcare Trust, Inc.	355	9,138

Consolidated-Tomoka Land Co.	69	4,337

CorEnergy Infrastructure Trust, Inc.	306	11,487

Cousins Properties, Inc.	442	3,837

DiamondRock Hospitality Co.	613	6,400

Easterly Government Properties, Inc.	296	6,038

EastGroup Properties, Inc.	94	7,770

First Industrial Realty Trust, Inc.	171	4,998

Forestar Group, Inc.[1]	311	6,578

Four Corners Property Trust, Inc.	891	20,573

FRP Holdings, Inc.[1,2]	131	7,336

GEO Group, Inc. (The)	272	5,568

Getty Realty Corp.	287	7,238

Gladstone Commercial Corp.	507	8,791

Global Net Lease, Inc.	229	3,866

Government Properties Income Trust	405	5,532

Gramercy Property Trust	135	2,934

Healthcare Realty Trust, Inc.	119	3,298

Hersha Hospitality Trust	267	4,779

HFF, Inc., Class A	567	28,180

Independence Realty Trust, Inc.	841	7,720

InfraREIT, Inc.	949	18,439

Investors Real Estate Trust	555	2,881

iStar, Inc.[1]	329	3,346

LaSalle Hotel Properties	160	4,642

Lexington Realty Trust	530	4,171

LTC Properties, Inc.	136	5,168

Marcus & Millichap, Inc.[1]	145	5,229

Maui Land & Pineapple Co., Inc.[1]	657	7,654

MedEquities Realty Trust, Inc.	426	4,477

Monmouth Real Estate Investment Corp.	715	10,754

National Health Investors, Inc.	67	4,508

National Storage Affiliates Trust	525	13,167

NexPoint Residential Trust, Inc.	529	13,140

NorthStar Realty Europe Corp.	388	5,052

One Liberty Properties, Inc.	240	5,304

Pebblebrook Hotel Trust	317	10,889

Physicians Realty Trust	174	2,709

PotlatchDeltic, Corp.	434	22,590

Preferred Apartment Communities, Inc., Class A	840	11,920

	Shares	Value
Real Estate (Continued)
PS Business Parks, Inc.	33	$3,730

QTS Realty Trust, Inc., Class A	142	5,143

Quality Care Properties, Inc.[1,2]	717	13,931

Ramco-Gershenson Properties Trust	299	3,696

RE/MAX Holdings, Inc., Class A	76	4,594

Retail Opportunity Investments Corp.	176	3,110

Rexford Industrial Realty, Inc.	324	9,328

RMR Group, Inc. (The), Class A	137	9,583

Ryman Hospitality Properties, Inc.	81	6,274

Select Income REIT	271	5,279

STAG Industrial, Inc.	396	9,472

Summit Hotel Properties, Inc.	503	6,846

Sunstone Hotel Investors, Inc.	300	4,566

Terreno Realty Corp.	283	9,766

Tier REIT, Inc.	466	8,612

Transcontinental Realty Investors, Inc.[1]	113	4,589

UMH Properties, Inc.	437	5,860

Universal Health Realty Income Trust	118	7,092

Urstadt Biddle Properties, Inc., Class A	197	3,802

Washington Real Estate Investment Trust	139	3,795

Whitestone REIT	570	5,922

Xenia Hotels & Resorts, Inc.	517	10,195
Total Real Estate		565,219
Retailing—4.1%
1-800-Flowers.com, Inc., Class A1	317	3,741

Aaron’s, Inc.	293	13,654

Abercrombie & Fitch Co., Class A	1,591	38,518

American Eagle Outfitters, Inc.	294	5,859

America's Car-Mart, Inc.[1]	182	9,182

Asbury Automotive Group, Inc.[1]	154	10,395

Big Lots, Inc.[2]	152	6,616

Boot Barn Holdings, Inc.[1]	253	4,486

Buckle, Inc. (The)[2]	228	5,050

Caleres, Inc.	191	6,418

Camping World Holdings, Inc., Class A	332	10,707

Children's Place, Inc. (The)	103	13,931

Citi Trends, Inc.	515	15,919

Conn's, Inc.[1]	1,396	47,464

Dillard's, Inc., Class A	58	4,660

DSW, Inc., Class A2	331	7,434

Five Below, Inc.[1]	211	15,475

Funko, Inc., Class A1,2	469	3,850

Gaia, Inc.[1,2]	600	9,300

Group 1 Automotive, Inc.[2]	164	10,716

Groupon, Inc.[1,2]	1,563	6,783

Guess?, Inc.	1,709	35,445

Haverty Furniture Cos., Inc.	366	7,375

J. Jill, Inc.[1,2]	499	2,205

Lithia Motors, Inc., Class A	123	12,364

Lumber Liquidators Holdings, Inc.[1,2]	757	18,107

MarineMax, Inc.[1]	538	10,464

Monro, Inc.	60	3,216

Nutrisystem, Inc.	334	9,001

Ollie's Bargain Outlet Holdings, Inc.[1]	254	15,316

Overstock.com, Inc.[1,2]	778	28,202

PetMed Express, Inc.[2]	821	34,277

Rent-A-Center, Inc.[2]	797	6,878

RH1,2	338	32,205

Schedule of Investments March 31, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Retailing (Continued)
Shoe Carnival, Inc.	182	$4,332

Sleep Number Corp.[1]	1,036	36,415

Sonic Automotive, Inc., Class A	240	4,548

Tilly's, Inc., Class A	220	2,486

Weyco Group, Inc.	100	3,360

Winmark Corp.	22	2,878
Total Retailing		519,232
Semiconductors & Semiconductor Equipment—3.2%
Advanced Energy Industries, Inc.[1]	219	13,994

Ambarella, Inc.[1]	85	4,164

Amkor Technology, Inc.[1]	384	3,890

Axcelis Technologies, Inc.[1]	775	19,065

AXT, Inc.[1]	2,120	15,370

Brooks Automation, Inc.	1,279	34,635

Cabot Microelectronics Corp.	238	25,492

CEVA, Inc.[1]	308	11,150

Cirrus Logic, Inc.[1]	70	2,844

Cohu, Inc.	1,235	28,170

Cree, Inc.[1,2]	274	11,045

Diodes, Inc.[1]	392	11,940

DSP Group, Inc.[1]	305	3,599

Entegris, Inc.	460	16,008

FormFactor, Inc.[1]	1,044	14,251

GSI Technology, Inc.[1]	458	3,394

Ichor Holdings Ltd.[1]	864	20,918

Integrated Device Technology, Inc.[1]	256	7,823

MaxLinear, Inc.[1]	425	9,669

MKS Instruments, Inc.	113	13,069

Monolithic Power Systems, Inc.	56	6,483

Nanometrics, Inc.[1]	330	8,877

NVE Corp.	109	9,059

Pixelworks, Inc.[1]	1,122	4,342

Power Integrations, Inc.	93	6,357

Rambus, Inc.[1]	409	5,493

Rudolph Technologies, Inc.[1]	506	14,016

Semtech Corp.[1]	279	10,895

Silicon Laboratories, Inc.[1]	96	8,630

SMART Global Holdings, Inc.[1]	88	4,386

Ultra Clean Holdings, Inc.[1]	1,825	35,131

Xcerra Corp.[1]	2,038	23,743
Total Semiconductors & Semiconductor Equipment		407,902
Software & Services—7.4%
2U, Inc.[1,2]	178	14,957

8x8, Inc.[1]	227	4,234

ACI Worldwide, Inc.[1]	490	11,623

Acxiom Corp.[1]	151	3,429

Alarm.com Holdings, Inc.[1]	181	6,831

Alteryx, Inc., Class A1	182	6,213

American Software, Inc., Class A	665	8,645

Appfolio, Inc., Class A1	294	12,010

Apptio, Inc., Class A1	335	9,494

Aspen Technology, Inc.[1]	72	5,680

Blackbaud, Inc.	89	9,061

Blackhawk Network Holdings, Inc.[1]	119	5,319

Blackline, Inc.[1]	93	3,647

Blucora, Inc.[1]	648	15,941

Bottomline Technologies (de), Inc.[1]	443	17,166

Box, Inc., Class A1	396	8,138

	Shares	Value
Software & Services (Continued)
CACI International, Inc., Class A1	51	$7,719

Callidus Software, Inc.[1]	615	22,109

Carbonite, Inc.[1]	659	18,979

Care.com, Inc.[1]	626	10,185

Cars.com, Inc.[1,2]	542	15,355

CommerceHub, Inc., Series A1	185	4,163

CommerceHub, Inc., Series C1	327	7,354

CommVault Systems, Inc.[1]	58	3,318

Convergys Corp.	313	7,080

Coupa Software, Inc.[1]	120	5,474

CSG Systems International, Inc.	74	3,351

Digimarc Corp.[1]	116	2,778

Ebix, Inc.[2]	103	7,674

Ellie Mae, Inc.[1,2]	44	4,045

Envestnet, Inc.[1]	223	12,778

EPAM Systems, Inc.[1]	83	9,505

Etsy, Inc.[1]	564	15,826

Everbridge, Inc.[1]	245	8,967

Everi Holdings, Inc.[1]	3,420	22,469

ExlService Holdings, Inc.[1]	174	9,704

Fair Isaac Corp.[1]	42	7,114

Five9, Inc.[1]	827	24,636

Glu Mobile, Inc.[1]	1,173	4,422

Gogo, Inc.[1,2]	293	2,529

GrubHub, Inc.[1,2]	100	10,147

GTT Communications, Inc.[1]	313	17,747

Hackett Group, Inc. (The)	185	2,971

HubSpot, Inc.[1]	135	14,621

Imperva, Inc.[1]	93	4,027

Instructure, Inc.[1]	280	11,802

Internap Corp.[1]	404	4,444

Limelight Networks, Inc.[1]	1,437	5,906

LivePerson, Inc.[1]	1,280	20,928

ManTech International Corp., Class A	240	13,313

MAXIMUS, Inc.	99	6,607

MINDBODY, Inc., Class A1	496	19,294

Mitek Systems, Inc.[1]	1,125	8,325

Model N, Inc.[1]	453	8,177

MoneyGram International, Inc.[1]	893	7,698

Monotype Imaging Holdings, Inc.	447	10,035

New Relic, Inc.[1]	123	9,117

Paycom Software, Inc.[1,2]	91	9,772

Paylocity Holding Corp.[1]	165	8,453

Pegasystems, Inc.	77	4,670

Perficient, Inc.[1]	401	9,191

Presidio, Inc.[1,2]	232	3,628

Progress Software Corp.	287	11,035

Proofpoint, Inc.[1,2]	51	5,796

Q2 Holdings, Inc.[1]	196	8,928

QAD, Inc., Class A	178	7,414

Qualys, Inc.[1]	284	20,661

QuinStreet, Inc.[1]	2,019	25,783

Quotient Technology, Inc.[1]	307	4,022

Rapid7, Inc.[1]	304	7,773

RealPage, Inc.[1]	161	8,292

RingCentral, Inc., Class A1	308	19,558

Rosetta Stone, Inc.[1]	276	3,629

Stamps.com, Inc.[1]	92	18,497

Schedule of Investments March 31, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Software & Services (Continued)
StarTek, Inc.[1]	332	$3,247

Sykes Enterprises, Inc.[1]	271	7,843

Syntel, Inc.[1]	122	3,115

TechTarget, Inc.[1]	975	19,383

Trade Desk, Inc. (The), Class A1	333	16,523

Travelport Worldwide Ltd.	1,404	22,941

TTEC Holdings, Inc.	124	3,807

Tucows, Inc., Class A1,2	376	21,056

Upland Software, Inc.[1]	291	8,378

Varonis Systems, Inc.[1]	291	17,606

Verint Systems, Inc.[1]	166	7,072

Virtusa Corp.[1]	659	31,935

Web.com Group, Inc.[1]	454	8,217

Workiva, Inc.[1]	528	12,514

XO Group, Inc.[1]	183	3,797

Yelp, Inc.[1]	151	6,304

Zendesk, Inc.[1]	243	11,632

Zix Corp.[1]	745	3,181
Total Software & Services		940,734
Technology Hardware & Equipment—5.1%
ADTRAN, Inc.	209	3,250

Applied Optoelectronics, Inc.[1,2]	811	20,324

Avid Technology, Inc.[1,2]	2,108	9,570

Badger Meter, Inc.	235	11,080

Belden, Inc.	71	4,895

Benchmark Electronics, Inc.	389	11,612

CalAmp Corp.[1]	803	18,373

Comtech Telecommunications Corp.	2,177	65,071

Control4 Corp.[1]	891	19,139

Cray, Inc.[1]	173	3,581

CTS Corp.	366	9,955

Daktronics, Inc.	550	4,845

Electro Scientific Industries, Inc.[1]	728	14,072

ePlus, Inc.[1]	317	24,631

Extreme Networks, Inc.[1]	2,490	27,564

FARO Technologies, Inc.[1]	348	20,323

II-VI, Inc.[1]	359	14,683

Insight Enterprises, Inc.[1]	167	5,833

InterDigital, Inc.	39	2,870

Iteris, Inc.[1,2]	1,089	5,401

Itron, Inc.[1]	74	5,295

KEMET Corp.[1]	3,529	63,981

Kimball Electronics, Inc.[1]	607	9,803

Knowles Corp.[1]	279	3,513

Littelfuse, Inc.	114	23,732

Lumentum Holdings, Inc.[1,2]	176	11,229

Mesa Laboratories, Inc.	30	4,453

Methode Electronics, Inc.	243	9,501

MTS Systems Corp.	103	5,320

NETGEAR, Inc.[1,2]	98	5,606

NetScout Systems, Inc.[1]	88	2,319

Novanta, Inc.[1]	566	29,517

OSI Systems, Inc.[1]	126	8,224

Park Electrochemical Corp.	212	3,570

PC Connection, Inc.	128	3,200

Plantronics, Inc.	96	5,796

Plexus Corp.[1]	215	12,842

Pure Storage, Inc., Class A1	537	10,713

	Shares	Value
Technology Hardware & Equipment (Continued)
Ribbon Communications, Inc.[1]	690	$3,519

Rogers Corp.[1]	133	15,899

Sanmina Corp.[1]	196	5,125

ScanSource, Inc.[1]	171	6,079

Stratasys Ltd.[1]	297	5,993

SYNNEX Corp.	27	3,197

Systemax, Inc.	368	10,506

Tech Data Corp.[1]	75	6,385

TTM Technologies, Inc.[1]	1,334	20,397

USA Technologies, Inc.[1]	1,825	16,425

VeriFone Systems, Inc.[1]	286	4,399

ViaSat, Inc.[1,2]	49	3,220

Viavi Solutions, Inc.[1]	741	7,203

Vishay Intertechnology, Inc.	897	16,684

Vishay Precision Group, Inc.[1]	393	12,242
Total Technology Hardware & Equipment		652,959
Telecommunication Services—0.9%
Boingo Wireless, Inc.[1]	1,264	31,309

Cincinnati Bell, Inc.[1]	317	4,390

Cogent Communications Holdings, Inc.	152	6,597

Globalstar, Inc.[1,2]	2,794	1,921

Hawaiian Telcom Holdco, Inc.[1]	292	7,791

Intelsat SA1,2	2,851	10,720

Iridium Communications, Inc.[1,2]	1,225	13,781

ORBCOMM, Inc.[1]	635	5,950

pdvWireless, Inc.[1,2]	86	2,567

Shenandoah Telecommunications Co.	382	13,752

Vonage Holdings Corp.[1]	1,259	13,408
Total Telecommunication Services		112,186
Transportation—1.8%
Air Transport Services Group, Inc.[1]	1,274	29,710

ArcBest Corp.	479	15,352

Atlas Air Worldwide Holdings, Inc.[1]	198	11,969

Avis Budget Group, Inc.[1,2]	117	5,480

Costamare, Inc.	1,148	7,163

Covenant Transportation Group, Inc., Class A1	863	25,743

Echo Global Logistics, Inc.[1]	205	5,658

Forward Air Corp.	179	9,462

Heartland Express, Inc.	131	2,357

Hub Group, Inc., Class A1	203	8,496

Marten Transport Ltd.	942	21,478

Navios Maritime Holdings, Inc.[1]	3,027	2,718

Radiant Logistics, Inc.[1,2]	2,471	9,563

Saia, Inc.[1]	318	23,898

Schneider National, Inc., Class B	242	6,306

SkyWest, Inc.	395	21,488

Universal Logistics Holdings, Inc.	429	9,073

Werner Enterprises, Inc.	251	9,161
Total Transportation		225,075
Utilities—2.5%
ALLETE, Inc.	98	7,080

American States Water Co.[2]	200	10,612

Artesian Resources Corp., Class A	235	8,573

Avista Corp.	254	13,017

Black Hills Corp.[2]	75	4,072

California Water Service Group	326	12,143

Chesapeake Utilities Corp.	160	11,256

Connecticut Water Service, Inc.	106	6,416

Consolidated Water Co. Ltd.	380	5,529

Schedule of Investments March 31, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Utilities (Continued)
Dynegy, Inc.[1]	2,759	$37,302

El Paso Electric Co.	259	13,209

IDACORP, Inc.	59	5,208

MGE Energy, Inc.	75	4,208

Middlesex Water Co.	143	5,248

New Jersey Resources Corp.	191	7,659

Northwest Natural Gas Co.	179	10,319

NorthWestern Corp.	106	5,703

NRG Yield, Inc., Class A2	1,356	22,293

NRG Yield, Inc., Class C	1,224	20,808

ONE Gas, Inc.	95	6,272

Ormat Technologies, Inc.	85	4,792

Otter Tail Corp.	226	9,797

Pattern Energy Group, Inc., Class A	337	5,827

PNM Resources, Inc.	303	11,590

Portland General Electric Co.	139	5,631

Pure Cycle Corp.[1]	396	3,742

RGC Resources, Inc.	463	11,760

SJW Group	166	8,750

South Jersey Industries, Inc.	138	3,886

Southwest Gas Holdings, Inc.	77	5,208

Spire, Inc.	103	7,447

TerraForm Power, Inc., Class A2	290	3,112

Unitil Corp.	260	12,067

WGL Holdings, Inc.	55	4,601

York Water Co. (The)	71	2,201
Total Utilities		317,338
Total Common Stocks
(Cost $12,824,822)		12,714,052

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[4]
(Cost $8,643)	8,643	8,643

Investment of Cash Collateral for Securities Loaned—8.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.54%[4]
(Cost $1,041,673)	1,041,673	1,041,673
Total Investments—108.1% (Cost $13,875,138)		13,764,368
Liabilities in Excess of Other Assets—(8.1)%		(1,030,799)
Net Assets—100.0%		$12,733,569

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	Non-income producing security.
2.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $1,306,435; total value of the collateral held by the Fund was $1,342,907. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $301,234.
3.	Affiliated security
4.	Rate shown represents annualized 7-day yield as of March 31, 2018.

Schedule of Investments March 31, 2018 Unaudited

Oppenheimer Russell 2000® Dynamic Multifactor ETF

3. Is or was an affiliate, as defined in the Investment Company Acto of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an afﬁliate are as follows:
	Shares November 8, 2017[1]	Gross Additions	Gross Reductions	Shares March 31, 2018
Oppenheimer Holdings, Inc.	–	408	–	408
	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Holdings, Inc.	$10,506	$45	$–	$(657)

1.	Commencement of operations.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. Organization

Oppenheimer ETF Trust (formerly known as Oppenheimer Revenue Weighted ETF Trust) (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eighteen funds (collectively, the “Funds” and each individually a “Fund”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies. Oppenheimer Large Cap Revenue ETF, Oppenheimer Mid Cap Revenue ETF, Oppenheimer Small Cap Revenue ETF, Oppenheimer Emerging Markets Revenue ETF, Oppenheimer International Revenue ETF, Oppenheimer Global Revenue ETF, Oppenheimer ESG Revenue ETF, Oppenheimer Global ESG Revenue ETF, Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, and Oppenheimer Russell 2000® Dynamic Multifactor ETF are diversified funds under the Act. Oppenheimer Financials Sector Revenue ETF and Oppenheimer Ultra Dividend Revenue ETF are not diversified. Each Fund’s investment objective is to provide investment results that correspond, generally, before fees and expenses, to the performance of the Fund’s corresponding underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”). The Trust’s investment adviser is OFI Advisors, LLC (“OFI” or the “Adviser”) (Prior to October 27, 2017, the Adviser’s name was VTL Associates, LLC.).

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Fund calculates the net asset value of its shares as of 4:00 p.m., Eastern Time on each day that the NYSE is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculate the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820 (“Topic 820”), establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of March 31, 2018 in valuing the Funds’ assets carried at fair value:

	(Level 1)				(Level 2)	(Level 3)
Fund	Common Stock	Preferred Stock	Money Market Funds	Rights	Common Stock	Common Stock	Preferred Stock	Total
Oppenheimer Large Cap Revenue ETF	$922,631,597	$–	$5,153,817	$–	$–	$–	$–	$927,785,414
Oppenheimer Mid Cap Revenue ETF	373,357,795	–	15,538,013	–	–	–	–	388,895,808
Oppenheimer Small Cap Revenue ETF	480,616,112	–	50,744,701	–	–	–	–	531,360,813
Oppenheimer Financials Sector Revenue ETF	56,967,806	–	154,004	–	–	–	–	57,121,810
Oppenheimer Ultra Dividend Revenue ETF	491,290,833	–	13,907,417	–	–	–	–	505,198,250
Oppenheimer Emerging Markets Revenue ETF	13,550,474	397,969	96,099	2,210	–	–	–	14,046,752
Oppenheimer International Revenue ETF	13,475,260	126,013	116,328	–	–	–	112	13,717,713
Oppenheimer Global Revenue ETF	13,448,250	135,620	150,565	557	–	–	45	13,735,037
Oppenheimer ESG Revenue ETF	22,461,317	–	106,213	–	–	–	–	22,567,530
Oppenheimer Global ESG Revenue ETF	22,855,008	187,557	357,321	–	–	–	130	23,400,016
Oppenheimer Russell 1000® Momentum Factor ETF	5,155,370	–	28,862	–	–	–	–	5,184,232
Oppenheimer Russell 1000® Value Factor ETF	5,129,923	–	43,040	–	–	–	–	5,172,963
Oppenheimer Russell 1000® Low Volatility Factor ETF	5,014,393	–	11,135	–	–	–	–	5,025,528
Oppenheimer Russell 1000® Size Factor ETF	5,162,992	–	159,620	–	–	–	–	5,322,612
Oppenheimer Russell 1000® Quality Factor ETF	5,139,356	–	21,787	–	–	–	–	5,161,143
Oppenheimer Russell 1000® Yield Factor ETF	4,941,213	–	25,171	–	–	–	–	4,966,384
Oppenheimer Russell 1000® Dynamic Multifactor ETF	14,200,400	–	126,349	–	–	–	–	14,326,749
Oppenheimer Russell 2000® Dynamic Multifactor ETF	12,714,052	–	1,050,316	–	–	–	–	13,764,368

Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period.

For the period ended March 31, 2018, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oppenheimer ETF Trust

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	May 18, 2018

By (Signature and Title)*	/s/ Stephanie Bullington
Stephanie Bullington
Principal Financial Officer

Date	May 18, 2018

* Print the name and title of each signing officer under his or her signature.